As filed with the Securities and Exchange Commission on April 26, 2006

Registration No. 33-56908

811-06032

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. __

Post-Effective Amendment No. 27

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 63

Separate Account VA B

(Exact Name of Registrant)

TRANSAMERICA LIFE INSURANCE COMPANY

(Name of Depositor)

4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, including Area Code

(319) 297-8363 John S. Long, Esquire

Transamerica Life Insurance Company

4333 Edgewood Road, N.E.

Cedar Rapids, Iowa 52499-4520

(Name and Address of Agent for Service)

Copy to:

Frederick R. Bellamy, Esquire

Sutherland, Asbill & Brennan L.L.P.

1275 Pennsylvania Avenue, N.W.

Washington, D.C. 20004-2404

Title of Securities Being Registered:

Flexible Premium Variable Annuity Policies

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒ on May 1, 2006 pursuant to paragraph (b) of Rule 485

☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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TRANSAMERICA FREEDOM

VARIABLE ANNUITY

Issued Through

SEPARATE ACCOUNT VA B

by

TRANSAMERICA LIFE INSURANCE COMPANY

Prospectus

May 1, 2006

This flexible premium deferred annuity policy has many investment choices. There is a separate account that currently offers various underlying fund portfolios. There is also a fixed account, which offers interest at rates that are guaranteed by Transamerica Life Insurance Company (Transamerica). You can choose any combination of these investment choices. You bear the entire investment risk for all amounts you put in the separate account.

This prospectus and the underlying fund portfolio prospectuses give you important information about the policies and the underlying fund portfolios. Please read them carefully before you invest and keep them for future reference.

If you would like more information about the Transamerica Freedom Variable Annuity, you can obtain a free copy of the Statement of Additional Information (SAI) dated May 1, 2006. Please call us at (800) 525-6205 or write us at: Transamerica Life Insurance Company, Attention: Customer Care Group, P.O. Box 3183 Cedar Rapids, Iowa, 52406-3183. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission (SEC) and the SAI is incorporated herein by reference. More information about the variable annuity can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the SEC at 1-800-SEC-0330. The SEC also maintains a web site (http://www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information. The table of contents of the SAI is included at the end of this prospectus.

Please note that the policies and the separate account investment choices:

•	are not bank deposits

•	are not federally insured

•	are not endorsed by any bank or government agency

•	are not guaranteed to achieve their goal

•	are subject to risks, including loss of premium

The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS

AEGON/TRANSAMERICA SERIES TRUST – SERVICE CLASS

Portfolio Construction Manager: Morningstar Associates, LLC

Asset Allocation – Conservative Portfolio

Asset Allocation – Growth Portfolio

Asset Allocation – Moderate Portfolio

Asset Allocation – Moderate Growth Portfolio

International Moderate Growth Fund

Subadvised by American Century Global Investment Management, Inc.

American Century International

Subadvised by American Century Investment Management, Inc

American Century Large Company Value

Subadvised by Capital Guardian Trust Company

Capital Guardian Global

Capital Guardian U.S. Equity

Capital Guardian Value

Subadvised by ING Clarion Real Estate Securities

Clarion Global Real Estate Securities

Subadvised by Great Companies, L.L.C.

Great Companies – America SM

Great Companies – Technology SM

Subadvised by Janus Capital Management LLC

Janus Growth

Subadvised by Jennison Associates LLC

Jennison Growth

Subadvised by J.P. Morgan Investment Management Inc.

J.P. Morgan Enhanced Index

Subadvised by Columbia Management Advisors, LLC

Marsico Growth

Subadvised by Mercury Advisors

Mercury Large Cap Value

Subadvised by MFS® Investment Management

MFS High Yield

Subadvised by Pacific Investment Management Company LLC

PIMCO Total Return

Subadvised by Salomon Brothers Asset Management Inc.

Salomon All Cap

Subadvised by Templeton Investment Counsel, LLC and Great Companies, L.L.C.

Templeton Great Companies Global

Subadvised by Transamerica Investment Management, LLC

Transamerica Balanced

Transamerica Convertible Securities

Transamerica Equity

Transamerica Growth Opportunities

Transamerica Money Market

Transamerica U.S. Government Securities

Subadvised by T. Rowe Price Associates, Inc.

T. Rowe Price Equity Income

T. Rowe Price Growth Stock

T. Rowe Price Small Cap

Subadvised by Morgan Stanley Investment Management, Inc.

Van Kampen Active International Allocation

Van Kampen Large Cap Core

Subadvised by Van Kampen Asset Management

Van Kampen Mid-Cap Growth

AIM VARIABLE INSURANCE FUNDS – SERIES II SHARES

Managed by A I M Advisors, Inc.

AIM V.I. Basic Value Fund

AIM V.I. Capital Appreciation Fund

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. – CLASS B

Managed by AllianceBernstein L.P.

AllianceBernstein Growth and Income Portfolio

AllianceBernstein Large Cap Growth Portfolio

JANUS ASPEN SERIES – SERVICE SHARES

Managed by Janus Capital Management LLC

Janus Aspen – Mid Cap Growth Portfolio

Janus Aspen – Worldwide Growth Portfolio

MFS® VARIABLE INSURANCE TRUSTSM – SERVICE CLASS

Managed by MFS® Investment Management

MFS New Discovery Series

MFS Total Return Series

FIDELITY VARIABLE INSURANCE PRODUCTS FUND – SERVICE CLASS 2

Managed by Fidelity Management & Research Company

VIP Contrafund® Portfolio

VIP Equity-Income Portfolio

VIP Growth Portfolio

VIP Mid Cap Portfolio

VIP Value Strategies Portfolio

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GLOSSARY OF TERMS

Accumulation Unit—An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value—The policy value increased or decreased by any excess interest adjustment.

Annuitant—The person on whose life any annuity payments involving life contingencies will be based.

Annuity Commencement Date—The date upon which annuity payments are to commence. This date may be any date at least thirty days after the policy date and may not be later than the last day of the policy month following the month after the annuitant attains age 95. The annuity commencement date may have to be earlier for qualified policies and may be earlier if required by state law.

Annuity Payment Option—A method of receiving a stream of annuity payments selected by the owner.

Cash Value—The adjusted policy value decreased by any rider fees (imposed upon surrender).

Excess Interest Adjustment—A positive or negative adjustment to amounts surrendered (both partial and full surrenders and transfers) or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by Transamerica since the date any payment was received by (or an amount was transferred to) the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon surrender (either full or partial) or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Fixed Account—One or more investment choices under the policy that are part of Transamerica’s general assets and are not in the separate account.

Guaranteed Period Options—The various guaranteed interest rate periods of the fixed account which Transamerica may offer and into which premium payments may be paid or amounts transferred.

Owner—The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and prior to the annuity commencement date is the person designated as the owner or a successor owner in the information provided to us to issue a policy.

Policy Date—The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.

Policy Value—On or before the annuity commencement date, the policy value is equal to the owner’s:

•	premium payments; minus

•	gross partial surrenders (partial surrenders minus excess interest adjustments); plus

•	interest credited in the fixed account; plus

•	accumulated gains in the separate account; minus

•	accumulated losses in the separate account; minus

•	service charges, rider fees, premium taxes, and transfer fees and other charges, if any.

Separate Account—Separate Account VA B, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.

Subaccount—A subdivision within the separate account, the assets of which are invested in specified underlying fund portfolios.

You (Your)—the owner of the policy.

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SUMMARY

The sections in this summary correspond to sections in this prospectus, which discuss the topics in more detail.

1.	THE ANNUITY POLICY

The flexible premium deferred variable annuity policy offered by Transamerica Life Insurance Company (Transamerica, we, us, or our) provides a way for you to invest on a tax-deferred basis in the following investment choices: various subaccounts and the fixed account. The policy is intended to accumulate money for retirement or other long-term investment purposes.

This policy currently offers the subaccounts in the separate account that are listed in Section 3. Each subaccount invests exclusively in shares of one of the underlying fund portfolios. The policy value may depend on the investment experience of the selected subaccounts. Therefore, you bear the entire investment risk with respect to all policy value in any subaccount. You could lose the amount that you invest.

The fixed account offers an interest rate that Transamerica guarantees.

The policy, like all deferred annuity policies, has two phases: the “accumulation phase” and the “income phase.” During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you take them out of the policy. The income phase occurs when you begin receiving regular annuity payments from your policy. The money you can accumulate during the accumulation phase will largely determine the payments you receive during the income phase.

2.	PURCHASE

You can buy a nonqualified policy with $15,000 or more, and a qualified policy with $1,000 or more, under most circumstances. You can add as little as $50 at any time during the accumulation phase.

3.	INVESTMENT CHOICES

You can allocate your premium payments to one or more of the following underlying fund portfolios described in the underlying fund portfolio prospectuses:

Asset Allocation – Conservative Portfolio – Service Class

Asset Allocation – Growth Portfolio – Service Class

Asset Allocation – Moderate Portfolio – Service Class

Asset Allocation – Moderate Growth Portfolio – Service Class

International Moderate Growth Fund – Service Class

American Century International – Service Class

American Century Large Company Value – Service Class

Capital Guardian Global – Service Class

Capital Guardian U.S. Equity – Service Class

Capital Guardian Value – Service Class

Clarion Global Real Estate Securities – Service Class

Great Companies – America SM – Service Class

Great Companies – Technology SM – Service Class

Janus Growth – Service Class

Jennison Growth – Service Class

J.P. Morgan Enhanced Index – Service Class

Marsico Growth – Service Class

Mercury Large Cap Value – Service Class

MFS High Yield – Service Class

PIMCO Total Return – Service Class

Salomon All Cap – Service Class

Templeton Great Companies Global – Service Class

Transamerica Balanced – Service Class

Transamerica Convertible Securities – Service Class

Transamerica Equity – Service Class

Transamerica Growth Opportunities – Service Class

Transamerica Money Market – Service Class

Transamerica U.S. Government Securities – Service Class

T. Rowe Price Equity Income – Service Class

T. Rowe Price Growth Stock – Service Class

T. Rowe Price Small Cap – Service Class

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Van Kampen Active International Allocation – Service Class

Van Kampen Large Cap Core – Service Class

Van Kampen Mid-Cap Growth – Service Class

AIM V.I. Basic Value Fund – Series II Shares

AIM V.I. Capital Appreciation Fund – Series II Shares

AllianceBernstein Growth and Income Portfolio – Class B

AllianceBernstein Large Cap Growth Portfolio – Class B

Janus Aspen – Mid Cap Growth Portfolio – Service Shares

Janus Aspen – Worldwide Growth Portfolio – Service Shares

MFS New Discovery Series – Service Class

MFS Total Return Series – Service Class

Fidelity – VIP Contrafund® Portfolio – Service Class 2

Fidelity – VIP Equity-Income Portfolio – Service Class 2

Fidelity – VIP Growth Portfolio – Service Class 2

Fidelity – VIP Mid Cap Portfolio – Service Class 2

Fidelity – VIP Value Strategies Portfolio – Service Class 2

As of May 1, 2003, new policy owners may only invest in the Service Class subaccounts of the AEGON/ Transamerica Series Trust. The Initial Class subaccounts of the AEGON/Transamerica Series Trust are only available to owners that purchased the policy before May 1, 2003. The Service Class of the AEGON/Transamerica Series Trust has a Rule 12b-1 Plan (and higher expenses) and the Initial Class does not.

Depending upon their investment performance, you can make or lose money in any of the subaccounts.

You can also allocate your premium payments to the fixed account.

We currently allow you to transfer money between any of the investment choices during the accumulation phase. We reserve the right to impose a $10 fee for each transfer in excess of 12 transfers per policy year and to impose restrictions and limitations on transfers.

4.	PERFORMANCE

The value of the policy will vary up or down depending upon the investment performance of the subaccounts you choose. We provide past performance information in the SAI. This data does not indicate future performance.

5.	EXPENSES

Note: the following section on expenses and the Annuity Policy Fee Table and expense examples apply only to policies issued after the date of this prospectus. See Appendix B for older policies.

No deductions are made from premium payments at the time you buy the policy so that the full amount of each premium payment is invested in one or more of your investment choices.

Full surrenders, partial surrenders and transfers from a guaranteed period option of the fixed account may be subject to an excess interest adjustment, which may increase or decrease the amount you receive. This adjustment may also apply to amounts applied to an annuity payment option from a guaranteed period option of the fixed account.

We deduct daily mortality and expense risk fees and administrative charges at an annual rate of 1.70% (if you choose the “Return of Premium Death Benefit”) or 1.90% (if you choose the “Annual Step-Up Death Benefit”) or 2.20% (if you choose the “Double Enhanced Death Benefit”) from the assets in each subaccount.

During the accumulation phase, we deduct an annual service charge of no more than $35 from the policy value on each policy anniversary and at the time of surrender. The charge is waived if either the policy value or the sum of all premium payments, minus all partial surrenders, is at least $50,000.

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Upon full surrender, payment of a death benefit, or when annuity payments begin, we will deduct state premium taxes, if applicable, which currently range from 0% to 3.50%.

If you elect the Initial Payment Guarantee when you annuitize, there is a daily fee currently equal to an annual rate of 1.25% of the daily net asset value in the subaccounts.

If you elect the Additional Death Distribution, there is an annual fee during the accumulation phase of 0.25% of the policy value.

If you elect the Additional Death Distribution+ (“ADD+”), there is a annual fee during the accumulation phase of 0.55% of the policy value.

The value of the net assets of the subaccounts will reflect the management fee and other expenses incurred by the underlying fund portfolios.

6.	ACCESS TO YOUR MONEY

You can generally take out $500 or more anytime during the accumulation phase (except under certain qualified policies).

You may have to pay income tax and a tax penalty on any money you take out.

Access to amounts held in qualified policies may be restricted or prohibited.

If you have policy value in the fixed account, you may take out any cumulative interest credited free of excess interest adjustments.

Surrenders are not generally permitted during the income phase unless you elect the Life with Emergency CashSM annuity payment option.

7.	ANNUITY PAYMENTS (THE INCOME PHASE)

The policy allows you to receive income under one of several annuity payment options. You may choose from fixed payment options, variable payment options, or a combination of both. If you select a variable payment option, the dollar amount of your payments may go up or down. However, the Initial Payment Guarantee is available as an optional rider and it guarantees a minimum amount for each payment.

8.	DEATH BENEFIT

If the sole annuitant dies before the income phase begins, then the beneficiary will generally receive a death benefit. If an owner is not the annuitant, no death benefit is paid if the owner dies.

Naming different persons as owner and annuitant can affect whether the death benefit is payable and to whom amounts will be paid. Use care when naming owners, annuitants and beneficiaries, and consult your agent if you have questions.

When you purchase a policy you generally may choose one of the following optional guaranteed minimum death benefits:

•	Double Enhanced; or

•	Annual Step-Up; or

•	Return of Premium.

Charges are lower for the Return of Premium Death Benefit than they are for the other death benefits.

After the policy is issued, the guaranteed minimum death benefit cannot be changed.

9.	TAXES

Earnings, if any, are generally not taxed until taken out. If you take money out of a nonqualified policy during the accumulation phase, earnings come out first for federal tax purposes, and are taxed as ordinary income. For nonqualified and certain qualified policies, payments during the income phase may be considered

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partly a return of your original investment so that part of each payment may not be taxable as income. For qualified policies, payments during the income phase are, in many cases, considered as all taxable income. If you are younger than 59 1/2 when you take money out, you may incur a 10% federal penalty tax on the taxable earnings.

10.	ADDITIONAL FEATURES

This policy has additional features that might interest you. These include, but are not limited to, the following:

•	You can arrange to have money automatically sent to you monthly, quarterly, semi-annually or annually while your policy is in the accumulation phase. This feature is referred to as the “Systematic Payout Option” or “SPO.” Amounts you receive may be included in your gross income, and in certain circumstances, may be subject to penalty taxes.

•	You can elect an optional rider at the time of annuitization that guarantees your variable annuity payments will never be less than a percentage of the initial payment. This feature is called the “Initial Payment Guarantee” (“IPG”). There is an extra charge for this rider.

•	You can elect one of two optional riders that might pay an additional amount on top of the policy death benefit, in certain circumstances. These features are called the “Additional Death Distribution” (“ADD”) and “Additional Death Distribution +” (“ADD+”). There is an extra charge for these riders.

•	Under certain medically related circumstances, you may surrender all or part of the policy value without an excess interest adjustment. This feature is called the “Nursing Care and Terminal Condition Withdrawal Option.”

•	Under certain unemployment circumstances, you may surrender all or a portion of the policy value free of excess interest adjustments. This feature is called the “Unemployment Waiver.”

•	You may generally make transfers and/or change the allocation of additional premium payments by telephone. We may restrict or eliminate this feature.

•	You can arrange to automatically transfer money (at least $500 per transfer) monthly or quarterly from certain investment choices into one or more subaccounts. This feature is known as “Dollar Cost Averaging.”

•	We will, upon your request, automatically transfer amounts among the subaccounts on a regular basis to maintain a desired allocation of the policy value among the various subaccounts. This feature is called “Asset Rebalancing.”

These features may not be available for all policies, may vary for certain policies, may not be available in combination with other optional benefits under the policy, and may not be suitable for your particular situation.

11.	OTHER INFORMATION

Right to Cancel Period. You may return your policy for a refund, but only if you return it within a prescribed period, which is generally at least 10 days (after you receive the policy), or whatever longer time may be required by state law. The amount of the refund will generally be the premiums paid and accumulated gains or losses in the separate account. Please note we will not credit interest on amounts allocated to the fixed account if you return your policy for a refund during the right to cancel period. We will pay the refund within 7 days after we receive written notice of cancellation and the returned policy (at our administrative and service office) within the applicable period. The policy will then be deemed void.

No Probate. Usually, the person receiving the death benefit under this policy will not have to go through

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probate. State laws vary on how the amount that may be paid is treated for estate tax purposes.

Who should purchase the Policy? This policy is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes; and for persons who have maximized their use of other retirement savings methods, such as 401(k) plans. The tax-deferred feature is most attractive to people in high federal and state tax brackets. The tax deferral features of variable annuities are unnecessary when purchased to fund a qualified plan. You should not buy this policy if you are looking for a short-term investment, are market timing, or if you cannot take the risk of losing the money that you put in.

There are various fees and charges associated with variable annuities. You should consider whether the features and benefits of this policy, unique to variable annuities, such as the opportunity for lifetime income payments, a guaranteed death benefit, the guaranteed level of certain charges, and the additional features, make this policy appropriate for your needs.

Old Policies. This prospectus generally describes policies issued after the date of this prospectus. See Appendix B for information on how older policies have different features and requirements, and sometimes different fees and deductions.

State Variations. Certain provisions of the policies may be different than the general description in this prospectus, and certain riders and options may not be available, because of legal restrictions in your state. See your policy for specific variations since any such state variations will be included in your policy or in riders or endorsements attached to your policy. See your agent or contact us for specific information that may be applicable to your state.

Financial Statements. Financial Statements for Transamerica and the subaccounts are in the SAI. Condensed financial information for the subaccounts (those in operation before January 1, 2006) is in Appendix A to this prospectus.

12.	INQUIRIES

If you need more information or want to make a transaction, please contact us at: our Administrative and Service Office:

Administrative and Service Office

Attention: Customer Care Group

Transamerica Life Insurance Company

P.O. Box 3183

Cedar Rapids, IA 52406-3183

Overnight Address:

Administrative and Service Office

Attention: Customer Care Group

Transamerica Life Insurance Company

4333 Edgewood Road NE

Cedar Rapids, IA 52499-0001

You may check your policy at www.transamericaservice.com. Follow the logon procedures. You will need your pre-assigned Personal Identification Number (“PIN”) to access information about your policy. We cannot guarantee that you will be able to access this site.

You should protect your PIN, because on-line (or telephone) options may be available and could be made by anyone that knows your PIN. We may not be able to verify that the person providing instructions using your PIN is you or someone authorized by you.

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ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES(1)

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment choices. State premium taxes may also be deducted and excess interest adjustments may be made to amounts surrendered or applied to annuity payment options from cash value from the fixed account.

Policy Owner Transaction Expenses:
Sales Load On Purchase Payments	0%
Maximum Surrender Charge (as a % of premium payments surrendered)(2)	0%
Transfer Fee(3)	$0 -$10

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including portfolio fees and expenses.

Annual Service Charge(4)	$0 - $35 Per Policy
Separate Account Annual Expenses (as a percentage of average account value):
Base Separate Account Expenses:
Mortality and Expense Risk Fee(5)	1.55%
Administrative Charge	0.15%
Total Base Separate Account Annual Expenses	1.70%
Optional Separate Account Expenses:
Double Enhanced Death Benefit(6)	0.50%
Annual Step-Up Death Benefit(7)	0.20%
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses(8)	2.20%
Annual Optional Rider Fees:
Additional Death Distribution(9)	0.25%
Additional Death Distribution+(10)	0.55%

The next item shows the lowest and highest total operating expenses charged by the portfolio companies for the year ended December 31, 2005 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolio.

Total Portfolio Annual Operating Expenses(11):	Minimum	Maximum
Expenses that are deducted from portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses.	0.65%	1.42%

The following Example is intended to help you compare the costs of investing in the policy with the cost of investing in other variable annuity policies. These costs include policy owner transaction expenses, policy fees, separate account annual expenses, and portfolio fees and expenses.

The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the highest fees and expenses of any of the portfolios for the year ended December 31, 2005, and the highest combination of separate account expenses and optional rider fees (including any riders offered by supplement). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Example(12)	1 Year	3 Year	5 Year	10 Year
If the policy is surrendered at the end of the applicable time period.	$479	$1464	$2484	$5200
If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy.	$553	$1678	$2826	$5805

For information concerning compensation paid for the sale of the policies, see “Distributor of the Policies.”

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(1)	During the income phase the fees may be different than those described in the Fee Table. See Section 5, Expenses.

(2)	If you select the Life with Emergency CashSM annuity payment option, you will be subject to a surrender charge after the annuity commencement date. See Section 5, Expenses.

(3)	The transfer fee, if any is imposed, applies to each policy, regardless of how policy value is allocated among the separate account and the fixed account. There is no fee for the first 12 transfers per year. For additional transfers, Transamerica may charge a fee of $10 per transfer.

(4)	The annual service charge applies to the fixed account and the separate account, and is assessed on a pro rata basis relative to each account's policy value as a percentage of the total policy value. The annual service charge is deducted on each policy anniversary and at the time of surrender. We may waive the service charge in certain instances.

(5)	The mortality and expense risk fee shown (1.55%) is for the accumulation phase with the “Return of Premium Death Benefit.”

(6)	The fee for the “Double Enhanced Death Benefit” (0.50%) is in addition to the mortality and expense risk and administrative fee.

(7)	The fee for the “Annual Step-Up Death Benefit” (0.20%) is in addition to the mortality and expense risk and administrative fee.

(8)	The Double Enhanced Death Benefit fee is included herein.

(9)	The annual Additional Death Distribution fee is 0.25% of the policy value and is deducted only during the accumulation phase.

(10)	The annual Additional Death Distribution+ fee is 0.55% of the policy value and is deducted only during accumulation phase.

(11)	The fee table information relating to the underlying fund portfolios is for the year ending December 31, 2005 (unless otherwise noted) and was provided to Transamerica by the underlying fund portfolios, their investment advisors or managers. Transamerica has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the portfolios may be greater or less than those shown in the Table.

(12)	The Example does not reflect premium tax charges or transfer fees. Different fees and expense not reflected in the Example may be assessed during the income phase of the policy.

Please remember that the Example is an illustration and does not represent past or future expenses. Your actual expenses may be lower or higher than those shown. Similarly, your rate of return may be more or less than the 5% assumed in the Example.

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1.	THE ANNUITY POLICY

This prospectus describes the Transamerica Freedom Variable Annuity policy offered by Transamerica Life Insurance Company. This prospectus generally describes policies issued after the date of this prospectus. Policies issued before that date may have different features (such as different death benefits or annuity payment options) and different charges. These differences are noted in Appendix B.

An annuity is a contract between you, the owner, and an insurance company (in this case Transamerica), where the insurance company promises to pay you an income in the form of annuity payments. These payments begin on a designated date, referred to as the annuity commencement date. Until the annuity commencement date, your annuity is in the accumulation phase and the earnings (if any) are tax deferred. Tax deferral means you generally are not taxed on your annuity until you take money out of your annuity. After you annuitize, your annuity switches to the income phase.

The policy is a flexible premium variable annuity. You can use the policy to accumulate funds for retirement or other long-term financial planning purposes. Your individual investment and your rights are determined primarily by your own policy.

The policy is a “flexible premium” annuity because after you purchase it, you can generally make additional investments of $50 or more until the annuity commencement date. You are not required to make any additional investments.

The policy is a “variable” annuity because the value of your investments can go up or down based on the performance of your investment choices. If you invest in the separate account, the amount of money you are able to accumulate in your policy during the accumulation phase depends upon the performance of your investment choices. You could lose the amount that you allocate to the separate account. The amount of annuity payments you receive during the income phase from the separate account also depends upon the investment performance of your investment choices for the income phase. However, if you annuitize under the Initial Payment Guarantee rider, then Transamerica will guarantee a minimum amount of your annuity payments. There is an extra charge for this rider.

The policy also contains a fixed account. The fixed account offers interest at rates that we guarantee will not decrease during the selected guaranteed period. There may be different interest rates for each different guaranteed period that you select.

2.	PURCHASE

Policy Issue Requirements

Transamerica will not issue a policy unless:

•	Transamerica receives (at our administrative and service office) all information needed to issue the policy;

•	Transamerica receives (at our administrative and service office) a minimum initial premium payment; and

•	The annuitant, owner, and any joint owner are age 90 or younger (may be lower for qualified policies).

We reserve the right to reject any application or premium payment.

Premium Payments

You should make checks for premium payments payable only to Transamerica Life Insurance Company and send them to the administrative and service office. Your check must be honored in order for Transamerica to pay any associated payments and benefits due under the policy.

Initial Premium Requirements

The initial premium payment for nonqualified policies must be at least $15,000, and at least $1,000 for qualified policies. There generally is no minimum initial premium payment for policies issued under section 403(b) of the Internal Revenue Code; however, your premium must be received within 90 days of the policy

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date or your policy will be canceled. We will credit your initial premium payment to your policy within two business days after the day we receive it and your complete policy information. If we are unable to credit your initial premium payment, we will contact you within five business days and explain why. We will also return your initial premium payment at that time unless you let us keep it and credit it as soon as possible.

The date on which we credit your initial premium payment to your policy is generally the policy date. The policy date is used to determine policy years, policy months and policy anniversaries.

There may be delays in our receipt of applications that are outside of our control (for example, because of the failure of the selling broker/dealer or sales agent to forward the application to us promptly, or because of delays in determining that the policy is suitable for you). Any such delays will affect when your policy can be issued and your premium allocated among your investment choices.

Additional Premium Payments

You are not required to make any additional premium payments. However, you can make additional premium payments as often as you like during the accumulation phase. Additional premium payments must be at least $50. We will credit additional premium payments to your policy as of the business day we receive your premium and required information. Additional premium payments must be received before the New York Stock Exchange closes to get the same-day pricing of the additional premium payment.

Maximum Total Premium Payments

Cumulative premium payments above $1,000,000 for issue ages 0-80 require prior approval by Transamerica. For issue ages over 80, cumulative premium payments above $500,000 require prior approval by Transamerica.

Allocation of Premium Payments

When you purchase a policy, we will allocate your premium payment to the investment choices you select. Your allocation must be in whole percentages and must total 100%. We will allocate additional premium payments the same way, unless you request a different allocation.

If you allocate premium payments to the dollar cost averaging program, you must give us instructions regarding the subaccount(s) to which transfers are to be made or we cannot accept your premium payment.

You may change allocations for future additional premium payments by sending written instructions to our administrative and service office or by telephone, subject to the limitations described under “Telephone Transactions.” The allocation change will apply to premium payments received on or after the date we receive the change request.

You could lose the amount you allocate to the variable subaccounts.

Transamerica reserves the right to restrict or refuse any premium payment.

Policy Value

You should expect your policy value to change from valuation period to valuation period. A valuation period begins at the close of regular trading on the New York Stock Exchange on each business day and ends at the close of regular trading on the next succeeding business day. A business day is each day that the New York Stock Exchange is open. The New York Stock Exchange generally closes at 4:00 p.m. eastern time. Holidays are generally not business days.

3.	INVESTMENT CHOICES

The Separate Account

The following variable subaccounts are available under the policy for new investors. The subaccounts invest in

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shares of the various underlying fund portfolios. The companies that provide investment advice and administrative services for the underlying fund portfolios offered through this policy are listed below. The following variable investment choices are currently offered through this policy:

AEGON/TRANSAMERICA SERIES TRUST – SERVICE CLASS(1)

Portfolio Construction Manager: Morningstar

Associates, LLC

Asset Allocation – Conservative Portfolio

Asset Allocation – Growth Portfolio

Asset Allocation – Moderate Portfolio

Asset Allocation – Moderate Growth Portfolio

International Moderate Growth Fund

Subadvised by American Century Global Investment Management, Inc.

American Century International

Subadvised by American Century Investment Management, Inc.

American Century Large Company Value

Subadvised by Capital Guardian Trust Company

Capital Guardian Global

Capital Guardian U.S. Equity

Capital Guardian Value

Subadvised by ING Clarion Real Estate Securities

Clarion Global Real Estate Securities(2)

Subadvised by Great Companies, L.L.C.

Great Companies – America SM

Great Companies – Technology SM

Subadvised by Janus Capital Management LLC

Janus Growth

Subadvised by Jennison Associates LLC

Jennison Growth

Subadvised by J.P. Morgan Investment Management Inc.

J.P. Morgan Enhanced Index

Subadvised by Columbia Management Advisors, LLC(3)

Marsico Growth(4)

Subadvised by Mercury Advisors

Mercury Large Cap Value

Subadvised by MFS® Investment Management

MFS High Yield

Subadvised by Pacific Investment Management Company LLC

PIMCO Total Return

Subadvised by Salomon Brothers Asset Management Inc.

Salomon All Cap

Subadvised by Templeton Investment Counsel, LLC and Great Companies, L.L.C.

Templeton Great Companies Global

Subadvised by Transamerica Investment Management, LLC

Transamerica Balanced

Transamerica Convertible Securities

Transamerica Equity

Transamerica Growth Opportunities

Transamerica Money Market

Transamerica U.S. Government Securities

Subadvised by T. Rowe Price Associates, Inc.

T. Rowe Price Equity Income

T. Rowe Price Growth Stock

T. Rowe Price Small Cap

Subadvised by Morgan Stanley Investment Management, Inc.

Van Kampen Active International Allocation

Van Kampen Large Cap Core

Subadvised by Van Kampen Asset Management

Van Kampen Mid-Cap Growth(5)

AIM VARIABLE INSURANCE FUNDS – SERIES II SHARES

Managed by A I M Advisors, Inc.

AIM V.I. Basic Value Fund

AIM V.I. Capital Appreciation Fund

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. – CLASS B

Managed by AllianceBernstein L.P.(6)

AllianceBernstein Growth and Income Portfolio

AllianceBernstein Large Cap Growth Portfolio

JANUS ASPEN SERIES – SERVICE SHARES

Managed by Janus Capital Management LLC

Janus Aspen – Mid Cap Growth Portfolio

Janus Aspen – Worldwide Growth Portfolio

MFS® VARIABLE INSURANCE TRUSTSM – SERVICE CLASS

Managed by MFS® Investment Management

MFS New Discovery Series

MFS Total Return Series

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FIDELITY VARIABLE INSURANCE PRODUCTS FUND – SERVICE CLASS 2

Managed by Fidelity Management & Research Company

VIP Contrafund® Portfolio

VIP Equity-Income Portfolio

VIP Growth Portfolio

VIP Mid Cap Portfolio

VIP Value Strategies Portfolio

(1)	As of May 1, 2003, new policyholders may only invest in the Service Class subaccounts. The Initial Class subaccounts are only available to policyholders that purchased the policy before May 1, 2003.

(2)	Formerly known as Clarion Real Estate Securities.

(3)	Formerly known as Banc of America Capital Management, LLC.

(4)	This subaccount was re-opened May 1, 2003. If you purchased your policy prior to May 1, 2003, you may only invest in the Initial Class shares. If you purchased your policy on May 1, 2003, or after, you may only invest in Service Class shares.

(5)	Formerly known as Van Kampen Emerging Growth.

(6)	Formerly known as Alliance Capital Management L.P.

As of May 1, 2003, new policy owners may only invest in the Service Class subaccounts of the AEGON/ Transamerica Series Fund, Inc. The Initial Class subaccounts of the AEGON/ Transamerica Series Fund, Inc. are only available to owners that purchased the policy before May 1, 2003. The Service Class of the AEGON/ Transamerica Series Fund, Inc. has a Rule 12b-1 Plan and the Initial Class does not.

The following subaccounts are only available to owners who held an investment in those subaccounts on May 1, 2002. However, if any such owner surrenders all of his or her money from these subaccounts after May 1, 2002, that owner may not reinvest in those subaccounts.

JANUS ASPEN SERIES – SERVICE SHARES

Managed by Janus Capital Management, LLC

Janus Aspen – Mid Cap Value Portfolio

FIDELITY VARIABLE INSURANCE PRODUCTS FUND – SERVICE CLASS 2

Managed by Fidelity Management & Research Company

VIP Growth Opportunities Portfolio

The following subaccount is only available to owners that held an investment in this subaccount on July 1, 2002. However, if any such owner surrenders all of his or her money from this subaccount after July 1, 2002, that owner may not reinvest in this subaccount.

AEGON/TRANSAMERICA SERIES TRUST – INITIAL CLASS

Subadvised by Transamerica Investment Management, LLC.

Transamerica Small/Mid Cap Value

The general public may not purchase shares of these underlying fund portfolios. The names and investment objectives and policies may be similar to other portfolios managed by the same investment advisor or manager that are sold directly to the public. You should not expect that the investment results of the underlying fund portfolios to be the same as those of other portfolios.

More detailed information, including an explanation of the portfolio's fees and investment objectives, may be found in the current prospectuses for the underlying funds portfolios, which accompany this prospectus. You should read the prospectuses for the underlying fund portfolios carefully before you invest.

Selection of Underlying Fund Portfolios

The underlying fund portfolios offered through this product are selected by Transamerica, and Transamerica may consider various factors, including, but not limited to, asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying fund portfolio or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will compensate us or our affiliates for providing certain administrative, marketing, and support services that would otherwise

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be provided by the underlying fund portfolio or its service providers, or whether affiliates of the underlying fund portfolio can provide marketing and distribution support for sales of the policies. (See “Revenue We Receive”.) We have included the ATST underlying fund portfolios at least in part because they are managed by one of our affiliates, Transamerica Fund Advisers.

We have developed this variable annuity product in cooperation with one or more distributors, and have included certain underlying fund portfolios based on their recommendations; their selection criteria may differ from our selection criteria.

You are responsible for choosing the subaccounts which invest in the underlying fund portfolios, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Since investment risk is borne by you, decisions regarding investment allocations should be carefully considered.

In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the underlying fund portfolios that is available to you, including each underlying fund portfolio's prospectus, statement of additional information and annual and semi/annual reports. Other sources such as the Fund’s website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a Fund or underlying fund portfolio. After you select underlying fund portfolios for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

You bear the risk of any decline in the cash value of your policy resulting from the performance of the underlying fund portfolios you have chosen.

We do not recommend or endorse any particular underlying fund portfolio and we do not provide investment advice.

We do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. See the SAI for more information concerning the possible addition, deletion, or substitution of investments.

We also reserve the right to limit the number of subaccounts you are invested in at any one time.

The Fixed Account

Premium payments allocated and amounts transferred to the fixed account become part of Transamerica’s general account. Interests in the general account have not been registered under the Securities Act of 1933 (the ''1933 Act''), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts.

While we do not guarantee that the fixed account will always be available for investment, we guarantee that the interest credited to the fixed account will not be less than the guaranteed minimum effective annual interest rate shown on your policy specification page (the “guaranteed minimum”). We determine credited rates, which are guaranteed for at least one year, in our sole discretion. You bear the risk that we will not credit interest greater than the guaranteed minimum. At the end of a guaranteed period option, the value in that guaranteed period option will automatically be transferred into a new guaranteed period option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment choice by giving us notice within 30 days before the end of the expiring guaranteed period.

Full and partial surrenders and transfers from a guaranteed period option of the fixed account are generally subject to an excess interest adjustment (except at the end of the guaranteed period). This adjustment will also be made to amounts that you apply to an annuity payment option. This adjustment may

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increase or decrease the amount of interest credited to your policy. The excess interest adjustment will not decrease the interest credited to your policy below the guaranteed minimum, however.

We also guarantee that upon full surrender your cash value attributable to the fixed account will not be less than the amount required by the applicable nonforfeiture law at the time the policy is issued.

If you select the fixed account, your money will be placed with Transamerica’s other general assets. The amount of money you are able to accumulate in the fixed account during the accumulation phase depends upon the total interest credited. The amount of annuity payments you receive during the income phase from the fixed portion of your policy will remain level for the entire income phase.

We reserve the right to refuse any premium payment to the fixed account.

Transfers

During the accumulation phase, you may make transfers to or from any subaccount or to the fixed account within certain limitations.

Transfers out of a guaranteed period option of the fixed account are limited to the following:

•	Transfers at the end of a guaranteed period. No excess interest adjustment will apply.

•	Transfers of amounts equal to interest credited. This may affect your overall interest-crediting rate, because transfers are deemed to come from the oldest premium payment first.

•	Other than at the end of a guaranteed period, transfers of amounts from the guaranteed period option in excess of amounts equal to interest credited are subject to an excess interest adjustment. If it is a negative adjustment, the maximum amount you can transfer in any one policy year is 25% of the amount in that guaranteed period option, less any previous transfer during the current policy year. If it is a positive adjustment, we do not limit the amount that you can transfer.

Each transfer must be at least $500, or the entire subaccount value. Transfers of interest from a guaranteed period option of the fixed account, must be at least $50. If less than $500 remains, as a result of the transfer, then we reserve the right to include that amount in the transfer. Transfers must be received while the New York Stock Exchange is open to get same-day pricing of the transaction.

We reserve the right to prohibit transfers to the fixed account.

The number of transfers permitted may be limited and a $10 charge for each transfer in excess of 12 transfers per year may apply.

During the income phase, you may transfer values out of any subaccount; however, you cannot transfer values out of the fixed account. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the annuity units in the subaccount from which the transfer is being made.

Transfers made by telephone are subject to the limitations described below under “Telephone Transactions.”

Market Timing and Disruptive Trading

Statement of Policy. This variable insurance product was not designed for the use of market timers or frequent or disruptive traders. Such transfers may be harmful to the underlying fund portfolios and increase transaction costs.

Market timing and disruptive trading among the subaccounts or between the subaccounts and the fixed account can cause risks with adverse effects for other policy owners (and beneficiaries and underlying fund portfolios). These risks and harmful effects include:

(1)	dilution of the interests of long-term investors in a subaccount if purchases or transfers into or out of

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an underlying fund portfolio are made at prices that do not reflect an accurate value for the underlying fund portfolio’s investments (some market timers attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”);

(2)	an adverse effect on portfolio management, such as:

(a)	impeding a portfolio manager’s ability to sustain an investment objective;

(b)	causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or

(c)	causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and

(3)	increased brokerage and administrative expenses.

These costs are borne by all policy owners invested in those subaccounts, not just those making the transfers.

We have developed policies and procedures with respect to market timing and disruptive trading (which vary for certain subaccounts at the request of the corresponding underlying fund portfolios) and we do not make special arrangements or grant exceptions to accommodate market timing or disruptive trading. As discussed herein, we cannot detect or deter all market timing or potentially disruptive trading. Do not invest with us if you intend to conduct market timing or potentially disruptive trading.

Detection. We employ various means in an attempt to detect and deter market timing and disruptive trading. However, despite our monitoring we may not be able to detect nor halt all harmful trading. In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest in the underlying fund portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying fund portfolio will not suffer harm from market timing and disruptive trading among subaccounts of variable products issued by these other insurance companies or retirement plans.

Deterrence. If we determine you are engaged in market timing or other disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction. As described below, restrictions may take various forms, but under our current policies and procedures will include loss of expedited transfer privileges. We consider transfers by telephone, fax, overnight mail, or the Internet to be “expedited” transfers. This means that we would accept only written transfer requests with an original signature transmitted to us only by U.S. mail. We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service.

We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the payment or transfer, or series of transfers, would have a negative impact on an underlying fund portfolio's operations, or (2) if an underlying fund portfolio would reject or has rejected our purchase order or has instructed us not to allow that purchase or transfer, or (3) because of a history of market timing or disruptive trading. We may impose other restrictions on transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege on a case-by-case basis. We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of transfers we permit. We also reserve the right to reverse a potentially harmful transfer if an underlying fund portfolio refuses or reverses our order; in such instances some policy owners may be treated differently than others in that some transfers may be reversed and others allowed. For all of these purposes, we may aggregate two or more variable insurance products that we believe are connected.

In addition to our internal policies and procedures, we will administer your variable insurance product to

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comply with any applicable state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying fund portfolios.

Under our current policies and procedures, we do not:

•	impose redemption fees on transfers;

•	expressly limit the number or size of transfers in a given period except for certain subaccounts where an underlying fund portfolio has advised us to prohibit certain transfers that exceed a certain size.; or

•	provide a certain number of allowable transfers in a given period.

Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.

In the absence of a prophylactic transfer restriction (e.g., expressly limiting the number of trades within a given period or their size), it is likely that some level of market timing and disruptive trading will occur before it is detected and steps taken to deter it (although some level of market timing and disruptive trading can occur with a prophylactic transfer restriction). As noted above, we do not impose a prophylactic transfer restriction and, therefore, it is likely that some level of market timing and disruptive trading will occur before we are able to detect it and take steps in an attempt to deter it.

Please note that the limits and restrictions described herein are subject to our ability to monitor transfer activity. Our ability to detect market timing or disruptive trading may be limited by operational and technological systems, as well as by our ability to predict strategies employed by policy owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent harmful trading activity among the variable investment options available under this variable insurance product, there is no assurance that we will be able to detect or deter market timing and disruptive trading by such policy owners or intermediaries acting on their behalf. Moreover, our ability to discourage and restrict market timing or disruptive trading may be limited by decisions of state regulatory bodies and court orders that we cannot predict.

Furthermore, we may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter harmful trading that may adversely affect other policy owners, other persons with material rights under the variable insurance products, or underlying fund portfolio shareholders generally, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on owners engaging in market timing or disruptive trading among the investment options under the variable insurance product. In addition, we may not honor transfer requests if any variable investment option that would be affected by the transfer is unable to purchase or redeem shares of its corresponding underlying fund portfolio.

Underlying Fund Portfolio Frequent Trading Policies. The underlying fund portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the underlying fund portfolios describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying fund portfolios and the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading. Policy owners should be aware that we may not have the contractual ability or the operational capacity to monitor policy owners’ transfer requests and apply the frequent trading policies and procedures of the respective underlying fund portfolios that would be

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affected by the transfers. Accordingly, policy owners and other persons who have material rights under our variable insurance products should assume that any protection they may have against potential harm from market timing and disruptive trading is the protection, if any, provided by the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading in certain subaccounts.

Policy owners should be aware that we expect to be contractually obligated to prohibit transfers by policy owners identified by an underlying fund portfolio and to provide policy owner transaction data to the underlying fund portfolios.

Omnibus Orders. Policy owners and other persons with material rights under the variable insurance products also should be aware that the purchase and redemption orders received by the underlying fund portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the underlying fund portfolios’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying fund portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying fund portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of underlying fund portfolio shares, as well as the owners of all of the variable annuity or life insurance policies, including ours, whose variable investment options correspond to the affected underlying fund portfolios. In addition, if an underlying fund portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in market timing and disruptive trading, the underlying fund portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

4.	PERFORMANCE

Transamerica periodically advertises performance of the various subaccounts. Performance figures might not reflect charges for options, riders or endorsements. We may disclose at least three different kinds of performance. First, we may calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the mortality and expense risk fees and administrative charges. It does not reflect the deduction of any applicable premium taxes or fees for any optional riders or endorsements. The deduction of any applicable premium taxes or rider fees would reduce the percentage increase or make greater any percentage decrease.

Second, advertisements may also include total return figures, which reflect the deduction of the mortality and expense risk fees and administrative charges.

Third, in addition, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio (i.e., before commencement of subaccount operations). These figures should not be interpreted to reflect actual historical performance of the subaccounts.

We also may, from time to time, include in our advertising and sales materials, the performance of other funds or accounts managed by the subadvisor, the performance of predecessors to the underlying fund portfolios, tax deferred compounding charts and other hypothetical illustrations, which may include, comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

All types of performance data may not reflect all of the fees and charges that may be deducted (such as fees for

20

optional benefits) and performance figures would be lower if these charges were included.

The SAI contains past performance information that you may find useful. It is divided into various parts, depending upon the type of performance information shown. Past performance is no indication of future performance; future performance will vary and future results will not be the same as the results shown.

5.	EXPENSES

Note: The following section on expenses applies only to policies issued after the date of this prospectus. For older policies, see Appendix B

There are charges and expenses associated with your policy that reduce the return on your investment in the policy.

Excess Interest Adjustment

Surrenders and transfers from the fixed account may be subject to an excess interest adjustment. This adjustment could retroactively reduce the interest credited in the fixed account to the guaranteed minimum or increase the amount credited. This adjustment may also apply to amounts applied to an annuity payment option.

Mortality and Expense Risk Fees

We charge a daily fee as compensation for bearing certain mortality and expense risks under the policy. Examples of such risks include a guarantee of annuity rates, the death benefits, certain expenses of the policy, and assuming the risk that the current charges will be insufficient in the future to cover costs of administering the policy. We also may pay distribution expenses out of this charge. This fee is assessed daily based on the net asset value of each subaccount.

During the accumulation phase: for the Return of Premium Death Benefit, the daily mortality and expense risk fee is at an annual rate of 1.55%; for the Annual Step-Up Death Benefit, the daily mortality and expense risk fee is 0.20% higher, at an annual rate of 1.75%; and for the Double Enhanced Death Benefit, the mortality and expense risk fee is 0.50% higher, at an annual rate of 2.05%. During the income phase, the mortality and expense risk fee is at an annual rate of 1.10%.

If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use any profit for any proper purpose, including distribution expenses.

Administrative Charges

We deduct a daily administrative charge to cover the costs of administering the policy (including certain distribution- related expenses). This charge is at an annual rate of 0.15% of the daily net asset value of each subaccount during both the accumulation phase and the income phase.

In addition, during the accumulation phase, an annual service charge of $35 (but not more than 2% of the policy value) is charged on each policy anniversary and at surrender. The service charge is waived if your policy value or the sum of your premiums, less all partial surrenders, is at least $50,000.

Premium Taxes

Some states assess premium taxes on the premium payments you make. We currently do not deduct for these taxes at the time you make a premium payment. However, we will deduct the total amount of premium taxes, if any, from the policy value when:

•	you begin receiving annuity payments;

•	you surrender the policy; or

•	a death benefit is paid.

Generally, premium taxes range from 0% to 3.50%, depending on the state.

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Federal, State and Local Taxes

We may in the future deduct charges from the policy for any taxes we incur because of the policy. However, no deductions are being made at the present time.

Special Service Fees

We will deduct a charge for special services, such as wire transfers and overnight delivery.

Transfer Fee

You are generally allowed to make 12 free transfers per year before the annuity commencement date. If you make more than 12 transfers per year, we reserve the right to charge $10 for each additional transfer. Premium payments, Asset Rebalancing and Dollar Cost Averaging transfers do not count as one of your 12 free transfers per year. All transfer requests made at the same time are treated as a single request.

Initial Payment Guarantee

If you elect the Initial Payment Guarantee at the time of annuitization, there is a rider fee currently at an annual rate of 1.25% of the daily net asset value. This fee may be higher or lower at the time you annuitize and elect the rider.

Additional Death Distribution

If you elect the Additional Death Distribution, there is an annual rider fee during the accumulation phase of 0.25% of the policy value. The rider fee will be deducted on each rider anniversary and upon termination of the rider during the accumulation phase.

Additional Death Distribution+ (“ADD+”)

If you elect the ADD+, there is an annual rider fee during the accumulation phase of 0.55% of the policy value. The rider fee will be deducted on each rider anniversary and upon termination of the rider during the accumulation phase.

Life with Emergency CashSM Surrender Charge

If you select the Life with Emergency CashSM annuity payment option, then you can surrender your policy even after annuity payments have begun. However, there is a surrender charge during the first four years after the annuity commencement date. The following schedule shows the current surrender charge:

Number of Years Since Annuity Commencement Date	Surrender Charge (as a percentage of adjusted policy value)
0 – 1	4%
1 – 2	3%
2 – 3	2%
3 – 4	1%
more than 4	0%

Note carefully the following things about this surrender charge:

•	this surrender charge is measured from the annuity commencement date; and

•	this surrender charge is a percentage of the adjusted policy value applied to the Life with Emergency CashSM annuity payment option.

Portfolio Fees and Expenses

The value of the assets in each subaccount will reflect the fees and expenses paid by the underlying fund portfolios. The lowest and highest fund expenses for the previous calendar year are found in the “Annuity Policy Fee Table” section of this prospectus. See the prospectuses for the underlying fund portfolios for more information.

Revenue We Receive

We (and our affiliates) may directly or indirectly receive payments from the underlying fund portfolios, their advisers, subadvisers, distributors or affiliates thereof, in consideration of certain administrative, marketing and other services we (and our affiliates) provide and expenses we incur. We (and/or our affiliates) generally receive three types of payments:

•	Rule 12b-1 Fees. We and our affiliate, AFSG Securities Corporation (“AFSG”), the principal underwriter for the policies, receive some or all of

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the 12b-1 fees from the funds. Any 12b-1 fees received by AFSG that are attributable to our variable insurance products are then credited to us. These fees range from 0.10% to 0.25% of the average daily assets of the certain underlying fund portfolios attributable to the policies and to certain other variable insurance products that we and our affiliates issue.

•	Administrative, Marketing and Support Service Fees (“Support Fees”). We and our affiliates, including AFSG, may receive compensation from the investment adviser, sub-adviser, administrators, and/or distributors (or affiliates thereof) of the underlying fund portfolios for administrative and other services related to separate account operations. The amount of this compensation is based on a percentage of the assets of the particular underlying fund portfolios attributable to the policy and to certain other variable insurance products that our affiliates and we issue. These percentages differ and may be significant. Some advisers or sub-advisers (or other affiliates) pay us more than others.

The following chart provides the maximum combined percentages of 12b-1 fees and Support Fees that we anticipate will be paid to us on an annual basis:

Incoming Payments to Transamerica and AFSG
Fund	Maximum Fee % of assets(1)
AEGON/Transamerica Series Trust	0.25%
AIM Variable Insurance Fund	0.50%
AllianceBernstein Variable Products Series Fund, Inc.	0.45%
Janus Aspen	0.25%
MFS Variable Insurance Trust	0.45%
Fidelity Variable Insurance Products Fund	0.50%

(1)	Payments are based on a percentage of the average assets of each underlying fund portfolio owned by the subaccounts available under this policy and under certain other variable insurance products offered by our affiliates and us. We may continue to receive 12b-1 fees and administrative fees on subaccounts that are closed to new investments, depending on the terms of the agreements supporting those payments and on the services we provide.

(2)	Since ATST is managed by an affiliate, there are additional benefits to us and our affiliates for amounts you allocate to the ATST portfolios, in terms of our and our affiliates’ overall profitability. These additional benefits may be significant.

•	Other Payments. Transamerica Capital, Inc. (“TCI”), the wholesale distributor for the policies, also directly or indirectly receives additional amounts or different percentages of assets under management from certain advisers and sub-advisers to the underlying fund portfolios (or their affiliates) with regard to variable insurance products or mutual funds that are issued by us and our affiliates. These amounts are paid out of the advisers’ or sub-advisers’ own resources and not out of underlying fund portfolio assets. Certain advisers and sub-advisers of the underlying fund portfolios (or their affiliates) (1) may pay TCI amounts up to $75,000 per year to participate in a “preferred sponsor” program that provides such advisers and sub-advisers with access to TCI’s wholesalers at TCI’s national and regional sales conferences that are attended by TCI’s wholesalers; (2) may provide our affiliates and/or selling firms with wholesaling services to assist us in the distribution of the policies; and (3) may provide us and/or certain affiliates and/or selling firms with occasional gifts, meals, tickets or other compensation as an incentive to market the underlying fund portfolios and to cooperate with their promotional efforts. The amounts may be significant and provide the adviser or subadviser (or other affiliates) with increased access to us and to our affiliates involved in the distribution of the policies.

For the calendar year ended December 31, 2005, TCI received revenue sharing payments ranging from $3000 to $112,365 (for a total of $605,041) from the following Fund managers and/or sub-advisers to participate in TCI’s events: Salomon Brothers Asset Management, T. Rowe Price Associates Inc., Transamerica Investment Management, Van Kampen Investments, Janus Capital Management, Jennison Associates, Pacific Investment Management Company LLC, MFS Investment Management, Mercury Advisors, Great

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Companies LLC, Franklin Templeton, Evergreen Investments, Marsico Capital Management, Lehman Brothers/Neuberger Berman and American Century Investment Management. Please note some of the aforementioned managers and/or subadvisors may not be associated with underlying fund portfolios currently available in this product.

Proceeds from certain of these payments by the underlying fund portfolios, the advisers, the sub-advisers and/or their affiliates may be used for any corporate purpose, including payment of expenses that we and our affiliates incur in promoting, issuing, distributing and administering the policies.

For further details about the compensation payments we make in connection with the sale of the policies, see “Distributor of the Policies” in this prospectus.

6.	ACCESS TO YOUR MONEY

During the accumulation phase, you can have access to the money in your policy in the following ways:

•	by making a surrender (either a full or partial surrender); or

•	by taking systematic payouts.

Surrenders

If you take a full surrender, you will receive your cash value.

If you want to take a partial surrender, in most cases it must be for at least $500. Unless you tell us otherwise, we will take the surrender from each of the investment choices in proportion to the policy value.

Remember that any surrender you take will reduce the policy value and the amount of the death benefit. See Section 8, Death Benefit, for more details. A surrender may also reduce other benefits.

Surrenders from the fixed account may be subject to an excess interest adjustment. Income taxes, federal tax penalties and certain restrictions may apply to any surrenders you make.

Surrenders from qualified policies may be restricted or prohibited.

During the income phase, you will receive annuity payments under the annuity payment option you select; however, you generally may not take any other surrenders, either full or partial, unless you elect a Life with Emergency CashSM payment option.

Delay of Payment and Transfers

Payment of any amount due from the separate account for a surrender, a death benefit, or the death of the owner of a nonqualified policy, will generally occur within seven days from the date we receive all required information at our administrative and service office.

We may defer such payment from the separate account if:

•	the New York Stock Exchange is closed other than for usual weekends or holidays or trading on the Exchange is otherwise restricted; or

•	an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or

•	the SEC permits a delay for the protection of owners.

In addition, transfers of amounts from the subaccounts may be deferred under these circumstances.

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or “freeze” a policy owner’s account. If these laws apply in a particular situation, we would not be allowed to pay any request for withdrawals, surrenders, or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator. We may be required to provide information about you and your policy to government agencies or departments.

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Pursuant to the requirements of certain state laws, we reserve the right to defer payment of the cash value from the fixed account for up to six months. We may defer payment of any amount until your premium check has cleared your bank.

Excess Interest Adjustment

Money that you transfer out of or surrender from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. At the time you request a transfer or surrender (either full or partial), if interest rates set by Transamerica have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value on surrender or transfer. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value on surrender or transfer.

Generally, all surrenders from a guaranteed period option in excess of the cumulative interest credited are subject to an excess interest adjustment. An excess interest adjustment may also be made on amounts applied to an annuity payment option.

There will be no excess interest adjustment on any of the following:

•	surrenders of cumulative interest credited;

•	Nursing Care and Terminal Condition Withdrawal Option surrenders;

•	Unemployment Waiver surrenders;

•	surrenders to satisfy any minimum distribution requirements; and

•	Systematic Payout Option payments, which do not exceed the cumulative interest credited at the time of payment.

Please note that in these circumstances you will not receive a higher cash value if interest rates have fallen nor will you receive a lower cash value if interest rates have risen.

The excess interest adjustment may vary for certain policies and may not be applicable for all policies.

7.	ANNUITY PAYMENTS (THE INCOME PHASE)

You choose the annuity commencement date. You can change this date by giving us written notice 30 days before the current annuity commencement date. The new annuity commencement date must be at least 30 days after we receive notice of the change. The latest annuity commencement date cannot be after the policy month following the month in which the annuitant attains age 95. The earliest annuity commencement date is 30 days after you purchase your policy.

Before the annuity commencement date, if the annuitant is alive, you may choose an annuity payment option or change your election. If the annuitant dies before the annuity commencement date, the beneficiary may elect to receive the death benefit in a lump sum or under one of the annuity payment options (unless you become the new annuitant).

Unless you specify otherwise, the annuitant will receive the annuity payments. After the annuitant's death, the beneficiary you designate at annuitization will receive any remaining guaranteed payments.

Annuity Payment Options

The policy provides several annuity payment options that are described below. You may choose any combination of annuity payment options. We will use your cash value to provide these annuity payments. If the cash value on the annuity commencement date is less than $2,000, we reserve the right to pay it in one lump sum in lieu of applying it under an annuity payment option. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (We reserve the right to change the frequency if payments would be less than $50.)

Unless you choose to receive variable payments, the amount of each payment will be set on the annuity commencement date and will not change. You may, however, choose to receive variable payments. The dollar amount of the first variable payment will be

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determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. The dollar amount of additional variable payments will vary based on the investment performance of the subaccount(s) you select. The dollar amount of each variable payment after the first may increase, decrease, or remain constant. If the actual investment performance (net of fees and expenses) exactly matched the assumed investment return of 5% at all times, the amount of each variable annuity payment would remain equal. If actual investment performance (net of fees and expenses) exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance (net of fees and expenses) is lower than the assumed investment return, the amount of the variable annuity payments would decrease. Please note that these changes only occur annually under the Initial Payment Guarantee.

A charge for premium taxes and an excess interest adjustment may be made when annuity payments begin.

The annuity payment options are explained below. Options 1 and 2 are fixed only. Options 3 and 4 can be fixed or variable.

Payment Option 1—Income for a Specified Period. We will make level payments only for a fixed period. No funds will remain at the end of the period.

Payment Option 2—Income of a Specified Amount. Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level payments followed by a smaller final payment.

Payment Option 3—Life Income. You may choose between:

•	No Period Certain (fixed or variable)—Payments will be made only during the annuitant’s lifetime.

•	10 Years Certain (fixed or variable)—Payments will be made for the longer of the annuitant’s lifetime or ten years.

•	Guaranteed Return of Policy Proceeds (fixed only)—Payments will be made for the longer of the annuitant's lifetime or until the total dollar amount of payments we made to you equals the amount applied to this option.

•	Life with Emergency CashSM (fixed only)—Payments will be made during the annuitant’s lifetime. With the Life with Emergency CashSM feature, you are able to surrender all or a portion of the Life with Emergency CashSM benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency CashSM benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the annuitized amount (see “Expenses” for the surrender charge schedule). You will be subject to whatever surrender schedule is in effect at the time you annuitize under this annuity payment option. The Life with Emergency CashSM benefit will continue through age 100 of the annuitant.

The Life with Emergency CashSM benefit is also a death benefit that is paid upon the death of the annuitant and is generally equal to the surrender value without any surrender charges. For qualified policies the death benefit ceases on the date the annuitant reaches the IRS age limitation.

Payment Option 4—Joint and Survivor Annuity. You may choose between:

•	No Period Certain (fixed or variable) —Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.

•

Life with Emergency CashSM (fixed only)—Payments will be made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living. With the Life with Emergency CashSM feature, you are able to surrender all or a portion of the Life with Emergency CashSM

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benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency CashSM benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the annuitized amount (see “Expenses” for the surrender charge schedule). You will be subject to whatever surrender schedule is in effect at the time you annuitize under the annuity payment option. The Life with Emergency CashSM benefit will continue through age 100 of the surviving joint annuitant.

The Life with Emergency CashSM benefit is also a death benefit that is paid upon the death of the surviving joint annuitant and is generally equal to the surrender value without any surrender charges. For qualified policies the death benefit ceases on the date the surviving joint annuitant reaches the IRS joint age limitation.

Other annuity payment options may be arranged by agreement with Transamerica. The default option will be Option 3 Life with 10 Years Certain. Some annuity payment options may not be available for all policies.

If your policy is a qualified policy, payment options 1 and 2 may not satisfy minimum required distributions rules. Consult a tax advisor before electing either of these options.

NOTE CAREFULLY:

IF:

•	you choose Life Income with No Period Certain or a Joint and Survivor Annuity with No Period Certain; and

•	the annuitant(s) dies before the due date of the second (third, fourth, etc.) annuity payment;

THEN:

•	we may make only one (two, three, etc.) annuity payments.

IF:

•	you choose Income for a Specified Period, Life Income with 10 years Certain, Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and

•	the person receiving payments dies prior to the end of the guaranteed period;

THEN:

•	the remaining guaranteed payments will be continued to a new payee, or their present value may be paid in a single sum.

However, IF:

•	you choose Life with Emergency CashSM, and

•	The annuitant dies before age 101;

THEN:

•	a Life with Emergency CashSM death benefit will be paid.

We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee's address of record. The person receiving payments is responsible for keeping Transamerica informed of their current address.

8.	DEATH BENEFIT

We will pay a death benefit to your beneficiary, under certain circumstances, if the annuitant dies during the accumulation phase. If there is a surviving owner(s) when the annuitant dies, the surviving owner(s) will receive the death benefit instead of the listed beneficiary. The person receiving the death benefit may choose an annuity payment option, or may choose to receive a lump sum.

When We Pay A Death Benefit

We will pay a death benefit IF:

•	you are both the annuitant and sole owner of the policy; and

•	you die before the annuity commencement date.

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We will pay a death benefit to you (owner) IF:

•	you are not the annuitant; and

•	the annuitant dies before the annuity commencement date.

If the only person receiving the death benefit is the surviving spouse, then he or she may elect to continue the policy as the new annuitant and owner, instead of receiving the death benefit.

When We Do Not Pay A Death Benefit

We will not pay a death benefit IF:

•	you are not the annuitant; and

•	you die prior to the annuity commencement date.

Please note, distribution requirements apply to the policy value upon the death of any owner. Generally, the new owner (unless it is the deceased owner’s spouse) must surrender the policy within five years of your death for the adjusted policy value minus any applicable rider fees. These distribution requirements are detailed in the SAI.

Deaths After the Annuity Commencement Date

The death benefit payable, if any, on or after the annuity commencement date depends on the annuity payment option selected.

IF:

•	you are not the annuitant; and

•	you die on or after the annuity commencement date; and

•	the entire interest in the policy has not been paid;

THEN:

•	the remaining portion of such interest in the policy will continue to be distributed at least as rapidly as under the method of distribution being used as of the date of your death.

IF:

•	annuity payments are being made under the Life with Emergency CashSM; and

•	the annuitant dies before age 101 (or earlier, if a qualified policy);

THEN:

•	a Life with Emergency CashSM death benefit will be paid.

Succession of Ownership

If any owner dies during the accumulation phase, the person or entity first listed below who is alive or in existence on the date of that death will become the new owner:

•	any surviving owner;

•	primary beneficiary;

•	contingent beneficiary; or

•	owner’s estate.

Amount of Death Benefit

Death benefit provisions may differ from state to state. The death benefit may be paid as a lump sum or as annuity payments. The amount of the death benefit depends on the guaranteed minimum death benefit option you chose when you bought the policy.

The death benefit will generally be the greatest of:

•	policy value on the date we receive the required information at our administrative and service office; or

•	cash value on the date we receive the required information at our administrative and service office (this will be more than the policy value if there is a positive excess interest adjustment); or

•	guaranteed minimum death benefit (discussed below), plus premium payments (after the date of death), less adjusted partial surrenders from the date of death to the date the death benefit is paid.

Guaranteed Minimum Death Benefit

NOTE: The following generally applies, depending on the state of issue, to policies issued after the date of this prospectus. For other policies, see Appendix B.

On the policy application, you generally may choose one of the guaranteed minimum death benefit options listed below (age limitations may apply).

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After the policy is issued, you cannot make an election and the death benefit cannot be changed.

A.	Double Enhanced Death Benefit

The death benefit under this option is the greater of 1 or 2 below:

1.	The 6% Annually Compounding through age 80 Death Benefit is:

•	the total premium payments; less

•	any adjusted partial surrenders;

•	accumulated at an effective annual rate of 6% from the premium payment date or surrender date to the earlier of the annuitant’s date of death or the annuitant’s 81st birthday.

2.	The Monthly Step-Up through age 80 Death Benefit is equal to:

•	the largest policy value on the policy date or on any monthly anniversary prior to the earlier of the annuitant’s date of death or the annuitant’s 81st birthday; plus

•	any premium payments subsequent to the date of any monthly anniversary with the largest policy value; minus

•	any adjusted partial surrenders subsequent to the date of the monthly anniversary with the largest policy value.

This benefit is not available if the owner or annuitant is age 71 or older on the policy date. There is an extra charge for this death benefit of 0.50% annually, for a total mortality and expense risk fee of 2.05%.

B.	Annual Step-Up Death Benefit

On each policy anniversary before your 81st birthday, a new “stepped-up” death benefit is determined and becomes the guaranteed minimum death benefit for that policy year. The death benefit is equal to:

•	the largest policy value on the policy date or on any policy anniversary before the earlier of the date of the annuitant’s death or the annuitant’s 81st birthday; plus

•	any premium payments since that date; minus

•	any adjusted partial surrenders since that date.

The Annual Step-Up Death Benefit is not available if the annuitant is 76 or older on the policy date. There is an extra charge for this death benefit of 0.20% annually, for a total mortality and expense risk fee of 1.75%.

C.	Return of Premium Death Benefit

The Return of Premium Death Benefit is:

•	total premium payments; less

•	any adjusted partial surrenders as of the date of death.

The Return of Premium Death Benefit will be in effect if you do not choose another death benefit option on the policy application.

The Guaranteed Minimum Death Benefit may vary for certain policies and may not be available for all policies.

Adjusted Partial Surrender

When you request a partial surrender, your guaranteed minimum death benefit will be reduced by an amount called the adjusted partial surrender. Under certain circumstances, the adjusted partial surrender may be more than the dollar amount of your surrender request. This will generally be the case if the guaranteed minimum death benefit exceeds the policy value at the time of surrender. It is also possible that if a death benefit is paid after you have made a partial surrender, then the total amount paid could be less than the total premium payments. We have included a detailed explanation of this adjustment in the SAI. This is referred to as “adjusted partial surrender” in your policy.

9.	TAXES

NOTE: We have prepared the following information on federal income taxes as a general

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discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. We have included an additional discussion regarding taxes in the SAI.

Annuity Policies in General

Deferred annuity policies are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code for annuities.

Simply stated, these rules generally provide that individuals will not be taxed on the earnings, if any, on the money held in an annuity policy until taken out. This is referred to as tax deferral. When a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts) owns a nonqualified policy, the policy will generally not be treated as an annuity for tax purposes and tax deferral will not apply.

There are different rules as to how you will be taxed depending on how you take the money out and the type of policy—qualified or nonqualified.

You will generally not be taxed on increases in the value of your policy until a distribution occurs (either as a surrender or as annuity payments).

Qualified and Nonqualified Policies

If you purchase the policy under an individual retirement annuity, a 403(b) plan, a pension plan, or specially sponsored program, your policy is referred to as a qualified policy.

Qualified policies are issued in connection with the following:

•	Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the policy. A Roth IRA also allows individuals to make contributions to the policy, but it does not allow a deduction for contributions, and distributions may be tax-free if the owner meets certain rules.

•	Tax-Sheltered Annuity (403(b) Plan): A 403(b) Plan may be made available to employees of certain public school systems and tax-exempt organizations and permits contributions to the policy on a pre-tax basis.

•	Corporate Pension and Profit-Sharing and H.R. 10 Plan: Employers and self-employed individuals can establish pension or profit-sharing plans for their employees or themselves and make contributions to the policy on a pre-tax basis.

•	Deferred Compensation Plan (457 Plan): Certain governmental and tax-exempt organizations can establish a plan to defer compensation on behalf of their employees through contributions to the policy.

There is no additional tax deferral benefit derived from placing qualified funds into a variable annuity. Features other than tax deferral should be considered in the purchase of a qualified policy. There are limits on the amount of contributions you can make to a qualified policy. Other restrictions may apply including terms of the plan in which you participate.

Optional death benefit features in some cases may exceed the greater of the premium payments or the policy value. Such a death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan or 403(b) plan. Because an optional death benefit may exceed this limitation, anyone using the policy in connection with such plans should consult their tax adviser before purchasing an optional death benefit. The Internal Revenue Service has not reviewed the policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether the death benefit options and riders available, with the policy, if any, comport with IRA qualification requirements.

If you purchase the policy as an individual and not under an individual retirement annuity, 403(b) plan, 457 plan, or pension or profit sharing plan, your policy is referred to as a nonqualified policy.

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Surrenders—Qualified Policies Generally

There are special rules that govern qualified policies. Generally, these rules restrict:

•	the amount that can be contributed to the policy during any year;

•	the time when amounts can be paid from the policy; and

•	the amount of any death benefit that may be allowed.

In the case of a withdrawal under a qualified policy, a pro rata portion of the amount you receive is taxable, generally based on the ratio of your “investment in the contract” to your total account balance or accrued benefit under the retirement plan. Your “investment in the contract” generally equals the amount of any non-deductible purchase payments made by you or on your behalf. In some cases, your “investment in the contract” can be zero.

In addition, a penalty tax may be assessed on amounts surrendered from the policy prior to the date you reach age 59 1/2, unless you meet one of the exceptions to this rule. You may also be required to begin taking minimum distributions from the policy by a certain date. The terms of the plan may limit the rights otherwise available to you under the policy. We have provided more information in the SAI.

If your qualified policy contains a guaranteed minimum withdrawal benefit rider, certain rules may apply. If you elect a guaranteed minimum withdrawal benefit and your minimum required distribution amount exceeds your guaranteed withdrawal amount, you will have to withdraw more than the guaranteed withdrawal amount to avoid imposition of a 50% excise tax. It is not clear whether guaranteed minimum withdrawal benefit payments made during the settlement phase will be taxed as withdrawals or as annuity payments. In view of this uncertainty, we will apply the non-annuity rules for determining minimum required distributions, meaning that a percentage of the value of all benefits under the contract will need to be withdrawn each year. The value may have to include the value of enhanced death benefits and other optional contract provisions such as the guaranteed minimum withdrawal benefit rider itself.

If you are attempting to satisfy minimum required distribution rules through partial surrenders, the value of any enhanced death benefit or other optional rider may need to be included in calculating the amount required to be distributed.

The Internal Revenue Code generally requires that interests in a qualified policy be nonforfeitable. If your policy contains a bonus rider with a recapture, forfeiture, or “vesting” feature, it may not be consistent with those requirements. Consult a tax advisor before purchasing a bonus rider as part of a qualified policy.

You should consult your legal counsel or tax adviser if you are considering purchasing an enhanced death benefit or other optional rider, or if you are considering purchasing a policy for use with any qualified retirement plan or arrangement.

Surrenders—403(b) Policies

The rules described above for qualified policies generally apply to 403(b) policies. However, specific rules apply to surrenders from certain 403(b) policies. Surrenders can generally only be made when an owner:

•	reaches age 59 1/2;

•	leaves his/her job;

•	dies;

•	becomes disabled (as that term is defined in the Internal Revenue Code); or

•	declares hardship. However, in the case of hardship, the owner can only surrender the premium payments and not any earnings.

Defaulted loans from Code Section 403(b) arrangements, and pledges and assignments of qualified policies generally are taxed in the same manner as surrenders from such policies. Please refer to the SAI for further information applicable to distributions from 403(b) policies. Please note that a defaulted loan may stop the growth on a guaranteed minimum withdrawal benefit.

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Surrenders—Nonqualified Policies

The information above describing the taxation of qualified policies does not apply to nonqualified policies. If you take a partial withdrawal or surrender (including systematic payouts and payouts under an optional feature, if any) from a nonqualified policy before the annuity commencement date, the Internal Revenue Code treats that surrender as first coming from earnings and then from your premium payments. If your policy contains an excess interest adjustment feature (also known as a market value adjustment), then your account value immediately before the surrender may have to be increased by any positive excess interest adjustments that result from the surrender. There is, however, no definitive guidance on the proper tax treatment of excess interest adjustments, and you may want to discuss the potential tax consequences of an excess interest adjustment with your tax advisor.

When you make a surrender you are taxed on the amount of the surrender that is earnings. If you make a surrender, you are generally taxed on the amount that your surrender proceeds exceeds the “investment in the contract,” which is generally your premiums paid (adjusted for any prior surrenders or portions thereof that were not taxable). In general, loans, pledges, and assignments are taxed in the same manner as partial withdrawals and surrenders. Different rules apply for annuity payments. See “Annuity Payments” below.

The Internal Revenue Code also provides that surrendered earnings may be subject to a penalty tax. The amount of the penalty tax is equal to 10% of the amount that is includable in income. Some surrenders will be exempt from the penalty tax. They include, among others, any amounts:

•	paid on or after the taxpayer reaches age 59 1/2;

•	paid after an owner dies;

•	paid if the taxpayer becomes disabled (as that term is defined in the Internal Revenue Code);

•	paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

•	paid under an immediate annuity; or

•	which come from premium payments made prior to August 14, 1982.

If your nonqualified policy contains a guaranteed minimum withdrawal benefit rider, certain rules may apply. It is not clear whether guaranteed minimum withdrawal benefit payments made during the settlement or income (payout) phase may be taxed as either withdrawals or annuities. In view of this uncertainty, we intend to adopt a conservative approach and treat guaranteed minimum withdrawal payments during the settlement phase under nonqualified policies as withdrawals. Consult a tax advisor before purchasing a guaranteed minimum withdrawal benefit rider or option.

All nonqualified deferred annuity policies that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner’s income when a taxable distribution occurs.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the policy because of the death of the annuitant. Generally, such amounts should be includable in the income of the recipient:

•	if distributed in a lump sum, these amounts are taxed in the same manner as a surrender; or

•	if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

Annuity Payments

Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified and certain qualified policies, only a portion of the annuity payments you receive will be includable in your gross income.

In general, the excludable portion of each annuity payment you receive will be determined as follows:

•	Fixed payments—by dividing the “investment in the contract” on the annuity commencement date by the total expected value of the annuity

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payments for the term of the payments. This is the percentage of each annuity payment that is excludable.

•	Variable payments—by dividing the “investment in the contract” on the annuity commencement date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income. Once the “investment in the contract” has been fully recovered, the full amount of any additional annuity payments is includable in gross income and taxed as ordinary income.

If you select more than one annuity payment option, special rules govern the allocation of the policy’s entire “investment in the contract” to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax adviser as to the potential tax effects of allocating amounts to any particular annuity payment option.

If, after the annuity commencement date, annuity payments stop because an annuitant died, the excess (if any) of the “investment in the contract” as of the annuity commencement date over the aggregate amount of annuity payments received that was excluded from gross income may possibly be allowable as a deduction in your tax return.

You should consult a tax advisor before electing the Initial Payment Guarantee or a feature with stabilized payments.

Guaranteed Minimum Withdrawal Benefits

If your policy contains a guaranteed minimum withdrawal benefit rider the application of certain tax rules, particularly those rules relating to distributions from your policy, are not entirely clear. In view of this uncertainty, you should consult a tax advisor before purchasing a guaranteed minimum withdrawal benefit rider.

Diversification and Distribution Requirements

The Internal Revenue Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity. The policy must also meet certain distribution requirements at the death of an owner in order to be treated as an annuity. These diversification and distribution requirements are discussed in the SAI. We may modify the policy to attempt to maintain favorable tax treatment.

Federal Estate Taxes

While no attempt is being made to discuss the Federal estate tax implications of the Policy, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Generation-Skipping Transfer Tax

Under certain circumstances, the Internal Revenue Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Internal Revenue Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

Annuity Purchases by Residents of Puerto Rico

The Internal Revenue Service recently announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

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Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations

The discussion above provided general information (but not tax advice) regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner’s country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation for any annuity policy purchase.

Transfers, Assignments or Exchanges of Policies

A transfer of ownership or assignment of a policy, the designation of an annuitant or payee or other beneficiary who is not also the owner, the selection of certain annuity commencement dates, or a change of annuitant, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transfer, assignment, selection, or change should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

Possible Tax Law Changes

Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation, regulation, or otherwise. You should consult a tax adviser with respect to legal or regulatory developments and their effect on the policy.

We have the right to modify the policy to meet the regulations of any applicable laws or regulations, including legislative changes that could otherwise diminish the favorable tax treatment that annuity policy owners currently receive.

Separate Account Charges

It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits (e.g., death benefits other than the Return of Premium death benefit) are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees associated with certain optional benefits as a taxable surrender, which might also be subject to a tax penalty if the surrender occurs prior to age 59 1/2. Although we do not believe that the fees associated with any optional benefit provided under the policy should be treated as taxable surrenders, the tax rules associated with these benefits are unclear, and we advise that you consult your tax advisor prior to selecting any optional benefit under the policy.

10.	ADDITIONAL FEATURES

Systematic Payout Option

You can select at any time (during the accumulation phase) to receive regular payments from your policy by using the Systematic Payout Option. Under this option, you can receive the greater of (1) or (2), divided by the number of payouts made per year, where:

(1)	is up to 10% (annually) of your premium (reduced by prior withdrawals in that policy year); and

(2)	is any gains in the policy.

Any payment in excess of the cumulative interest credited at the time of the payment may be subject to an excess interest adjustment.

Payments can be made monthly, quarterly, semi-annually, or annually and will not begin until one payment period from the date we receive your instructions. Each payment must be at least $50. Monthly and quarterly payments must be made by electronic funds transfer directly to your checking or savings account.

If you request an additional surrender while a Systematic Payout Option is in effect, the Systematic Payout Option will terminate. There is no charge for this benefit.

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Income Benefit Programs

The Family Income Protector and Managed Annuity Programs are no longer available for new sales, but if you have previously elected one of these benefits you can still upgrade. If you upgrade your minimum annuitization value or minimum income base, you will generally receive the Managed Annuity Program II.

Initial Payment Guarantee

You may only elect to purchase the Initial Payment Guarantee at the time you annuitize your policy. You cannot delete this payment guarantee (or eliminate the charge for it) after you have elected it. The guarantee only applies to variable annuity payments. There is an additional charge for this guarantee.

The Initial Payment Guarantee does not establish or guarantee the performance of any subaccount.

With the Initial Payment Guarantee, you receive stabilized annuity payments that are guaranteed to never be less than a percentage of the initial payment. The guaranteed percentage is subject to change from time to time; however once you annuitize and elect the rider, the guaranteed percentage will not change during the life of the rider. Contact us for the current guaranteed percentage.

Rider Fee. There is a charge for the Initial Payment Guarantee, which is in addition to the base product mortality and expense risk fee and administrative charge. This fee is reflected in the amount of the annuity payments that you receive if you select the Initial Payment Guarantee. It is reflected in the calculation of the annuity unit values.

The Initial Payment Guarantee fee is currently equal to an annual rate of 1.25% of the daily net asset value in the subaccounts. We can change the fee, and you pay whatever the fee is when you annuitize.

Other. The Initial Payment Guarantee uses a 5% assumed investment return to calculate your annuity payments. This means that the dollar amount of the annuity payments will remain level if the investment return (net of fees and expenses) exactly equals 5%. The payments will increase if actual investment performance (net of fees and expenses) exceeds the assumed investment return, and decrease if actual performance is below the assumed investment return (but not below the guaranteed level).

Termination. The Initial Payment Guarantee is irrevocable.

The Initial Payment Guarantee may vary for certain policies and may not be available for all policies.

Additional Death Distribution

The optional “Additional Death Distribution” pays an additional amount (based on earnings since the rider was issued) when a death benefit is payable under your policy, in certain circumstances. The Additional Death Distribution is only available for issue ages through age 80.

Additional Death Distribution Amount. The Additional Death Distribution is only payable if you elected the rider prior to the death triggering the payment of the policy death benefit and a death benefit is payable under the policy. The Additional Death Distribution is equal to:

•	the Additional Death Distribution factor (see below); multiplied by

•	the rider earnings on the date the death benefit is calculated.

Rider earnings equal:

•	the policy value on the date the death benefit is determined; minus

•	policy value on the rider date; minus

•	premium payments after the rider date; plus

•	surrenders after the rider date that exceed the rider earnings on the date of the surrender.

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No benefit is payable under the Additional Death Distribution if there are no rider earnings on the date the death benefit is calculated.

If you purchase your policy as part of a 1035 exchange or add the Additional Death Distribution after you purchase the policy, rider earnings do not include any gains before the 1035 exchange or the date the Additional Death Distribution is added to your policy.

The Additional Death Distribution factor is currently 40% for issue ages under 71 and 25% for issue ages 71-80.

No benefit is paid under the rider unless (a) the rider is in force, (b) a death benefit is payable on the policy, and (c) there are rider earnings when the death benefit is calculated.

For purposes of computing taxable gains, both the death benefit payable under the policy and the Additional Death Distribution will be considered.

Please see the Statement of Additional Information for an example which illustrates the Additional Death Distribution payable as well as the effect of a surrender on the Additional Death Distribution.

Spousal Continuation. If a spouse, as the new owner of the policy, elects to continue the policy instead of receiving a death benefit and Additional Death Distribution, the spouse will receive a one-time policy value increase equal to the Additional Death Distribution. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider as long as he or she is under the age of 80.

Rider Fee. A rider fee, 0.25% of the policy value, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted pro rata from each investment choice. The fee is deducted even during periods when the Additional Death Distribution would not pay any benefit (because there are no rider earnings).

Termination. The rider will remain in effect until:

•	you cancel it by notifying our administrative and service office in writing;

•	the policy is annuitized or surrendered; or

•	the Additional Death Distribution is paid or added to the policy value under a spousal continuation.

Once terminated, the Additional Death Distribution may be re-elected; however, a new rider will be issued and the additional death benefit will be re-determined. Please note that if the rider is terminated and then re-elected, it will only cover gains, if any, since it was re-elected and the terms of the new rider may be different than the terminated rider.

The tax consequences associated with this rider are not clear. This rider may violate the requirements of certain qualified plans and IRAs. Consult a tax advisor before electing this rider.

The Additional Death Distribution may vary for certain policies and may not be available for all policies.

Additional Death Distribution + (“ADD+”)

The optional “ADD+” pays an additional death benefit amount when a death benefit is payable under your policy, in certain circumstances. The ADD+ is only available for issue ages through age 75.

ADD+ Benefit Amount. An additional death benefit is only payable if a death benefit is paid on the base policy to which the rider is attached. The amount of the additional benefit is dependent on the amount of time that has passed since the rider date as follows:

•	If a death benefit is payable within the first five years after the rider date, the additional benefit amount will be equal to the sum of all rider fees paid since the rider date.

•	If a death benefit is payable after five years following the rider date, the additional benefit will be equal to the rider benefit base multiplied by the rider benefit percentage.

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The rider benefit base at any time is equal to the policy value less any premiums added after the rider date.

The rider benefit percentage may vary but will currently be equal to 30% for issue ages 0 – 70 and 20% for issue ages 71 – 75.

No benefit is payable under the ADD+ if the policy value on the date the death benefit is paid is less than the premium payments after the rider date.

For purposes of computing taxable gains, both the death benefit payable under the policy and the additional benefit will be considered.

Please see the SAI for an example which illustrates the additional death benefit payable as well as the effect of a partial surrender on the additional benefit.

Spousal Continuation. If a spouse, as the new owner of the policy, elects to continue the policy instead of receiving the death benefit and ADD+, the spouse will receive a one-time policy value increase equal to the ADD+. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider as long as he or she under the age of 76.

Rider Fee. A rider fee, currently 0.55% of the policy value, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted pro rata from each investment option. The fee is deducted even during periods when the rider would not pay any benefits.

Termination. The rider will remain in effect until:

•	you cancel it by notifying our administrative and service office in writing,

•	the policy is annuitized or surrendered, or

•	the additional death benefit is paid or added to the policy value under a spousal continuation.

Once terminated, the ADD+ may not be re-elected for one year.

The tax consequences associated with this rider are not clear. This rider may violate the requirements of certain qualified plans and of IRAs. Consult a tax adviser before electing this rider.

The ADD+ may vary for certain policies and may not be available for all policies.

Nursing Care and Terminal Condition Withdrawal Option

No excess interest adjustment will apply if you make a surrender ($1,000 minimum), under certain circumstances, because you or your spouse has been:

•	confined in a hospital or nursing facility for 30 days in a row; or

•	diagnosed with a terminal condition (usually a life expectancy of 12 months or less).

This benefit is also available to the annuitant or annuitant's spouse if the owner is not a natural person.

You may exercise this benefit at any time (during the accumulation phase). There is no charge for this benefit.

This benefit may vary for certain policies and may not be available for all policies.

Unemployment Waiver

No excess interest adjustment will apply to surrenders after you or your spouse become unemployed in certain circumstances, because you were terminated, laid off, or otherwise lost your job involuntarily. In order to qualify, you (or your spouse, whichever is applicable) must have been:

•	employed full time for at least two years prior to becoming unemployed;

•	employed full time on the policy date;

•	unemployed for at least 60 days in a row at the time of surrender;

•	must have a minimum cash value at the time of surrender of $5,000; and

•	you (or your spouse) must be receiving unemployment benefits.

You must provide written proof from your State’s Department of Labor, which verifies that you qualify

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for and are receiving unemployment benefits at the time of surrender.

You may select this benefit at any time (during the accumulation phase) and there is no charge for this benefit.

This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person.

This benefit may vary for certain policies and may not be available for all policies.

Telephone Transactions

You may generally make transfers and change the allocation of additional premium payments by telephone IF:

•	you select the “Telephone Transfer/Reallocation Authorization” box in the policy application or enrollment information; or

•	you later complete an authorization form.

You will be required to provide certain information for identification purposes when requesting a transaction by telephone and we may record your telephone call. We may also require written confirmation of your request. We will not be liable for following telephone requests that we believe are genuine. We reserve the right to revoke your telephone transaction privileges at any time without revoking all owners’ telephone transfer privileges.

Telephone requests must be received while the New York Stock Exchange is open to get same-day pricing of the transaction. We may discontinue this option at any time.

We may deny telephone transaction privileges to market timers.

We cannot guarantee that telephone transactions will always be available. For example, our offices may be closed during severe circumstances or other emergencies. There may be interruptions in service beyond our control, and if the volume of calls is unusually high, we might not have anyone available, or lines available, to take your call.

Dollar Cost Averaging Program

During the accumulation phase, you may instruct us to automatically make transfers into one or more variable subaccounts in accordance with your allocation instructions. This is known as Dollar Cost Averaging. While Dollar Cost Averaging buys more accumulation units when prices are low and fewer accumulation units when prices are high, it does not guarantee profits or assure that you will not experience a loss.

There are two Dollar Cost Averaging programs available under your policy:

•	Traditional—You may specify the dollar amount to be transferred or the number of transfers. Transfers will begin as soon as the program is started.

•	Special—You may elect either a six or twelve month program. Transfers will begin as soon as the program is started. You cannot transfer from another investment option into a Special Dollar Cost Averaging program.

A minimum of $500 per transfer is required. A minimum of $3,000 is required to start a 6-month program and $6,000 is required to start a 12-month program. The minimum number of transfers is 6 monthly and 4 quarterly, and the maximum is 24 monthly and 8 quarterly.

You can elect to transfer from one of the fixed or variable sources listed on the Dollar Cost Averaging election form (only fixed sources are available for special Dollar Cost Averaging programs).

A Dollar Cost Averaging program will begin once we receive the premium. If we receive additional premium payments while a Dollar Cost Averaging program is running, absent new instructions to the contrary, the amount of the Dollar Cost Averaging transfers will increase, but the length of the Dollar Cost Averaging program will not.

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NOTE CAREFULLY:

IF:

•	we do not receive all necessary information to begin an initial Dollar Cost Averaging program within 30 days of allocating the minimum required amount to a Dollar Cost Averaging program; or

•	we do not receive the minimum required amount to begin an initial Dollar Cost Averaging program within 30 days of allocating an insufficient amount;

THEN:

•	any amount in a fixed source will be transferred to the money market investment option; and

•	any amount in a variable source will remain in that variable investment option; and

•	new instructions will be required to begin a Dollar Cost Averaging program.

IF:

•	we receive additional premium payments after a Dollar Cost Averaging program is completed and the additional premium meets the minimum requirements to start a Dollar Cost Averaging program;

THEN:

•	we will, absent new instructions to the contrary, start a new Dollar Cost Averaging program using the previous instructions.

IF:

•	we receive additional premium payments after a Dollar Cost Averaging program is completed, and the additional premium does not meet the minimum requirements to start a Dollar Cost Averaging program;

THEN:

•	we will, absent new instructions to the contrary, allocate the additional premium as identified in the previous Dollar Cost Averaging program.

IF:

•	you discontinue a Dollar Cost Averaging program before its completion;

THEN:

•	we will, absent new instructions to the contrary, transfer any remaining balance directly into the subaccounts in the Dollar Cost Averaging instructions.

You should consider your ability to continue a Dollar Cost Averaging program during all economic conditions.

There is no charge for this benefit.

The Dollar Cost Averaging Program may vary for certain policies and may not be available for all policies. See your policy for availability of the fixed account options.

Asset Rebalancing

During the accumulation phase you can instruct us to automatically rebalance the amounts in your subaccounts to maintain your desired asset allocation. This feature is called Asset Rebalancing and can be started and stopped at any time free of charge. However, we will not rebalance if you are in the Dollar Cost Averaging program or if any other transfer is requested. If you request a transfer, we will honor the requested transfer and discontinue Asset Rebalancing. New instructions are required to start Asset Rebalancing. Asset Rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually.

11.	OTHER INFORMATION

Ownership

You, as owner of the policy, exercise all rights under the policy. You can change the owner at any time by notifying us in writing. An ownership change may be a taxable event.

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Assignment

You can also generally assign the policy any time during your lifetime. We will not be bound by the assignment until we receive written notice of the assignment at our administrative and service office. We will not be liable for any payment or other action we take in accordance with the policy before we receive notice of the assignment. There may be limitations on your ability to assign a qualified policy. An assignment may have tax consequences.

Transamerica Life Insurance Company

Transamerica Life Insurance Company was incorporated under the laws of the State of Iowa on April 19, 1961 as NN Investors Life Insurance Company, Inc. It is engaged in the sale of life and health insurance and annuity policies. Transamerica is a wholly-owned indirect subsidiary of Transamerica Corporation which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of Transamerica Corporation is indirectly owned by AEGON N.V. of The Netherlands, the securities of which are publicly traded. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. Transamerica is licensed in all states except New York, the District of Columbia and Guam.

All obligations arising under the policies, including the promise to make annuity payments, are general corporate obligations of Transamerica.

The Separate Account

Transamerica established a separate account, called Separate Account VA B, under the laws of the State of Iowa on January 19, 1990. The separate account receives and invests the premium payments that are allocated to it for investment in shares of the underlying fund portfolios.

The separate account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the policies of the separate account or Transamerica. Income, gains and losses (whether or not realized), from assets allocated to the separate account are, in accordance with the policies, credited to or charged against the separate account without regard to Transamerica's other income, gains or losses.

The assets of the separate account are held in Transamerica’s name on behalf of the separate account and belong to Transamerica. However, those assets that underlie the policies are not chargeable with liabilities arising out of any other business Transamerica may conduct. The separate account may include other subaccounts that are not available under these policies.

Mixed and Shared Funding

Before making a decision concerning the allocation of premium payments to a particular subaccount, please read the prospectuses for the underlying fund portfolios. The underlying fund portfolios are not limited to selling their shares to this separate account and can accept investments from any separate account or qualified retirement plan. Since the underlying fund portfolios are available to registered separate accounts offering variable annuity products of Transamerica, as well as variable annuity and variable life products of other insurance companies, and qualified retirement plans, there is a possibility that a material conflict may arise between the interests of this separate account and one or more of the other separate accounts of another participating insurance company. In the event of a material conflict, the affected insurance companies, including Transamerica, agree to take any necessary steps to resolve the matter. This may include removing their separate accounts from the underlying fund portfolios. See the underlying fund portfolios’ prospectuses for more details.

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Exchanges and Reinstatements

You can generally exchange one annuity policy for another in a ‘tax-free exchange’ under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, then there will be a new surrender charge period and other charges may be higher (or lower) and the benefits under this annuity may be different. You should not exchange another annuity for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this policy (that person will generally earn a commission if you buy this policy through an exchange or otherwise).

You may surrender your policy and transfer your money directly to another life insurance company. You may also ask us to reinstate your policy after such a transfer by returning the same total dollar amount of funds to the applicable investment choices. The dollar amount will be used to purchase new accumulation units at the then-current price. Because of changes in market value, your new accumulation units may be worth more or less than the units you previously owned. We recommend that you consult a tax professional to explain the possible tax consequences of exchanges and/or reinstatements.

Voting Rights

Transamerica will vote all shares of the underlying fund portfolios held in the separate account in accordance with instructions we receive from you and other owners that have voting interests in the portfolios. We will send you and other owners written requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in proportion to those instructions. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.

Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio.

Distributor of the Policies

Distribution and Principal Underwriting Agreement. We have entered into a principal underwriting agreement with our affiliate, AFSG, for the distribution and sale of the policies. We may reimburse AFSG for certain expenses it incurs in order to pay for the distribution of the policies (e.g., commissions payable to selling firms selling the Policies, as described below.) AFSG has an arrangement with Transamerica Capital, Inc. (“TCI”) (also an affiliate) to act as distributor for the policies. TCI markets the policies through the banking channel and serves as the wholesaler to national brokerage firms, regional and independent broker-dealers and independent financial planners.

Compensation to Broker-Dealers Selling the Policies. The policies are offered to the public through broker-dealers ("selling firms") that are licensed under the federal securities laws; the selling firm and/or its affiliates are also licensed under state insurance laws. The selling firms have entered into written selling agreements with us and with AFSG as principal underwriter for the policies. We pay commissions through AFSG to the selling firms for their sales of the policies.

A limited number of affiliated and unaffiliated broker-dealers may also be paid commissions and overrides to “wholesale” the policies, that is, to provide sales support and training to sales representatives at the selling firms. We also provide compensation to a limited number of broker-dealers for providing ongoing service in relation to the policies that have already been purchased.

The selling firms who have selling agreements with us and AFSG are paid commissions for the promotion and sale of the policies according to one or more schedules. The amount and timing of commissions may vary depending on the selling agreement, but the maximum commission is 1.25% of premiums.

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To the extent permitted by NASD rules, TCI may pay (or allow other broker-dealers to provide) promotional incentives or payments in the form of cash or non-cash compensation or reimbursement to some, but not all, selling firms. These arrangements are sometimes referred to as “revenue sharing” arrangements and are described further below.

The registered representative who sells you the policy typically receives a portion of the compensation we (and our affiliates) pay to the selling firms, depending on the agreement between the selling firm and its registered representative and the firm’s internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about the compensation your sales representative, and the selling firm that employs your sales representative, may receive in connection with your purchase of a policy. Also inquire about any revenue sharing arrangements that we and our affiliates may have with the selling firm, including the conflicts of interests that such arrangements may create.

Special Compensation Paid to Affiliated Firms. We and/or our affiliates provide paid-in capital to AFSG and pays the cost of AFSG’s operating and other expenses, including costs for facilities, legal and accounting services, and other internal administrative functions. We and/or our affiliates also pay for a portion of TCI’s operating and others expenses by providing TCI with a percentage of total commissions paid on sales of our policies and by providing TCI with capital payments that are not contingent on sales.

TCI’s registered representatives and supervisors may receive non-cash compensation, such as attendance at conferences, seminars and trips (such as travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items, payments, loans, loan guaranties or loan forgiveness.

Revenue Sharing Paid to Selected Selling Firms. TCI, in connection with the sales of the policies, may pay certain selling firms additional cash amounts for “preferred product” treatment of the policies in their marketing programs in order to receive enhanced marketing services and increased access to their sales representatives. In exchange for providing TCI with access to their distribution network, such selling firms may receive additional compensation or reimbursement for, among other things, the hiring and training of sales personnel, marketing, sponsoring of conferences and seminars, and/or other services they provide to us and our affiliates. To the extent permitted by applicable law, TCI and other parties may provide the selling firms with occasional gifts, meals, tickets or other non-cash compensation as an incentive to sell the policies. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may differ between selling firms.

Special compensation arrangements are calculated in different ways by different selling firms and may be based on past or anticipated sales of the policies and other criteria. For instance, in 2005, TCI, in connection with the sales of our policies, made flat fee payments to several selling firms ranging from $5000 to $500,000, and payments of between .06% and .25% on new sales. TCI also paid selling firm’s special fees based on new sales and/or assets under management.

During 2005, we and/or TCI had entered into such “preferred product” arrangements with the following selling firms:

Advisors Group/ Ameritas

Associated Financial Group

Atlas Securities

Capital Financial Group

Centaurus Financial

Compass Bancshares

Hanson McClain/Securities America

Harbour Investments

Huntington Investments

Leonard & Company

Lincoln Financial Advisers

LPL Financial

MacDonald Investments

Merrill Lynch

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NFP Securities

PNC Bank

ProEquities

Raymond James Financial

Securities America

Smith Barney

Stifel Nicholas

Suntrust

UBS Financial Services

US Bancorp Piper Jaffray

Wachovia a.k.a Prudential

During 2005, in conjunction with TCI, we paid the following amounts (in addition to sales commissions) to the top              selling firms (in terms of amounts paid):

Name of Firm	Amount Paid in 2005
Smith Barney/Citigroup	$665,906
UBS Paineweber	$592,386
Merrill Lynch	$554,031
Wachovia	$539,959
Linsco\Private Ledger (LPL)	$534,218
Huntington Investments	$308,636
Lincoln Financial Advisors	$44,516
Securities America	$33,792
Suntrust	$33,333
ProEquities	$25,000

Commissions and other incentives or payments described above are not charged directly to policy owners or the separate account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the policy and other corporate revenue.

You should be aware that a selling firm or its sales representatives may receive different compensation or incentives for selling one product over another. In some cases, these payments may create an incentive for the selling firm or its sales representatives to recommend or sell this policy to you. You may wish to take such payments into account when considering and evaluating any recommendation relating to the policies.

IMSA

We are a member of the Insurance Marketplace Standards Association (IMSA). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales and advertising of individual life insurance, long-term care insurance and annuity products. Through its Principles and Code of Ethical Market Conduct, IMSA encourages its member companies to develop and implement policies and procedures to promote sound market practices. Companies must undergo a rigorous self and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards. You may find more information about IMSA and its ethical standards at www.imsaethics.org in the “Consumer” section or by contacting IMSA at: 240-497-2900.

Legal Proceedings

There are no legal proceedings to which the separate account is a party or to which the assets of the account are subject. Transamerica, like other life insurance companies, is involved in lawsuits. In some class action and other lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, Transamerica believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the ability of AFSG Securities Corporation to perform under its principal underwriting agreement, the separate account, or on the ability of Transamerica to meet its obligations under the policy.

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TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Glossary of Terms
The Policy—General Provisions
Certain Federal Income Tax Consequences
Investment Experience
Additional Death Distribution – Additional Information
Additional Death Distribution+ – Additional Information
Historical Performance Data
Published Ratings
State Regulation of Transamerica
Administration
Records and Reports
Distribution of the Policies
Voting Rights
Other Products
Custody of Assets
Legal Matters
Independent Registered Public Accounting Firm
Other Information
Financial Statements
Appendix A –
Condensed Financial Information
Appendix B –
Historical Performance Data

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APPENDIX A

CONDENSED FINANCIAL INFORMATION

The Total Separate Account Annual Expenses of 1.70%, 1.90%, and 2.20% were not offered as of December 31, 2005, therefore, condensed financial data is not available that reflects those Total Separate Account Expenses.

CONDENSED FINANCIAL INFORMATION

The following tables list the accumulation unit value information for accumulation units outstanding for policies with the highest total separate account expenses and policies with the lowest total separate account expenses available on December 31, 2005. Should the total separate account expenses applicable to your policy fall between the highest and lowest charges, AND you wish to see a copy of the Condensed Financial Information applicable to your policy, such information is contained in the SAI. You can obtain a copy of the SAI FREE OF CHARGE by:

calling:	(800)525-6205

writing:	Transamerica Life Insurance Company
Attention: Customer Care Group
4333 Edgewood Road NE
Cedar Rapids, IA 52499-0001

		2.15%					1.65%
Subaccount	Year	Beginning AUV		Ending AUV		# Units	Beginning AUV		Ending AUV		# Units
Asset Allocation Conservative Portfolio - Service Class(13)	2005 2004	$ $	1.234511 1.152278	$ $	1.269130 1.234511	1,137,676.082 536581.000	$ $	1.244663 1.156053	$ $	1.285855 1.244663	5,311,608.574 1,754,171.00
	2003		$1.000000		$1.152278	179,972.944		$1.000000		$1.156053	306,346.159
Asset Allocation - Growth Portfolio - Service Class(13)	2005 2004		$1.384807 1.241984	$ $	1.517400 1.384807	4,021,906.068 3,064,722.000	$ $	1.396201 1.246057	$ $	1.537391 1.396201	2,727,896.863 1,258,003.00
	2003		$1.000000		$1.241984	1,201,091.477		$1.000000		$1.246057	96,224.296
Asset Allocation - Moderate Portfolio -Service Class(13)	2005 2004	$ $	1.277203 1.174098	$ $	1.339544 1.277203	5,115,110.568 2,730,131.000	$ $	1.287710 1.177954	$ $	1.357190 1.287710	15,833,341.165 6,397,712.00
	2003		$1.000000		$1.174098	679,194.714		$1.000000		$1.177954	656,616.562
Asset Allocation - Moderate Growth Portfolio - Service Class(13)	2005 2004	$ $	1.330451 1.201059	$ $	1.428964 1.330451	5,310,495.972 3,097,756.000	$ $	1.341392 1.204992	$ $	1.447775 1.341392	12,973,204.806 3,814,143.00
	2003		$1.000000		$1.201059	939,048.775		$1.000000		$1.204992	489,410.694
American Century International - Service Class(12)	2005 2004	$ $	1.398004 1.250244	$ $	1.538650 1.398004	261,854.317 177,027.000	$ $	1.409527 1.254357	$ $	1.558941 1.409527	277,604.699 238,529.00
	2003		$1.000000		$1.250244	102,017.265		$1.000000		$1.254357	56,673.320
American Century Large Company Value - Service Class(12)	2005 2004	$ $	1.363986 1.226414	$ $	1.386523 1.363986	39,820.857 74,607.000	$ $	1.375209 1.230438	$ $	1.404790 1.375209	72,712.700 492,352.00
	2003		$1.000000		$1.226414	13,095.182		$1.000000		$1.230438	15,375.756
Capital Guardian Global - Service Class(5)	2005		$1.412733		$1.520008	517,582.155		$1.424351		$1.540029	532,319.084
	2004		$1.304853		$1.412733	323,337.000		$1.309127		$1.424351	483,782.00
	2003		$1.000000		$1.304853	113,904.988		$1.000000		$1.309127	13,851.019
Capital Guardian U.S. Equity - Service Class(9)a	2005 2004	$ $	1.333518 1.244151	$ $	1.384713 1.333518	352,081.568 204,659.000	$ $	1.344493 1.248225	$ $	1.402958 1.344493	211,238.954 166,459.00
	2003		$1.000000		$1.244151	95,240.673		$1.000000		$1.248225	58,517.549
Capital Guardian Value - Service Class(1)	2005		$1.455513		$1.531894	425,719.812		$1.467484		$1.552072	766,670.052
	2004		$1.277541		$1.455513	452,766.000		$1.281735		$1.467484	637,576.00
	2003		$1.000000		$1.277541	109,808.105		$1.000000		$1.281735	70,035.093

45

		2.15% (Continued)					1.65% (Continued)
Subaccount	Year	Beginning AUV		Ending AUV		# Units	Beginning AUV		Ending AUV		# Units
Clarion Global Real Estate Securities - Service Class(13)a	2005 2004	$ $	1.637432 1.262459	$ $	1.814388 1.637432	366,181.528 266,453.000	$ $	1.650890 1.266597	$ $	1.838266 1.650890	100,705.441 180,655.00
	2003		$1.000000		$1.262459	63,434.115		$1.000000		$1.266597	38,980.275
Great Companies AmericaSM - Service Class(12)	2005 2004	$ $	1.152279 1.160147	$ $	1.169054 1.152279	94,109.194 99,152.000	$ $	1.161761 1.163952	$ $	1.184460 1.161761	86,691.998 73,080.00
	2003		$1.000000		$1.160147	10,698.989		$1.000000		$1.163952	0.000
Great Companies - Technology SM - Service Class (12)	2005 2004	$ $	1.369105 1.300362	$ $	1.365274 1.369105	36,573.403 37,401.000	$ $	1.380367 1.304621	$ $	1.383253 1.380367	62,849.089 56,860.00
	2003		$1.000000		$1.300362	3,092.232		$1.000000		$1.304621	0.000
Janus Growth - Service Class (1)	2005		$1.353011		$1.453117	0.000		$1.364145		$1.472263	3,824.759
	2004		$1.199558		$1.353011	0.000		$1.203487		$1.364145	160.00
	2003		$1.000000		$1.199558	0.000		$1.000000		$1.203487	0.000
Jennison Growth - Service Class(4)	2005		$1.277195		$1.419451	17,116.169		$1.287705		$1.438145	3,048.797
	2004		$1.198453		$1.277195	40,745.000		$1.202386		$1.287705	415,456.00
	2003		$1.000000		$1.198453	0.000		$1.000000		$1.202386	0.000
J.P. Morgan Enhanced Index -Service Class(2)	2005 2004	$ $	1.312320 1.210944	$ $	1.325861 1.312320	1,372,078.604 1,113,351.000	$ $	1.323097 1.214901	$ $	1.343303 1.323097	52,059.243 23,032.00
	2003		$1.000000		$1.210944	0.000		$1.000000		$1.214901	0.000
Marsico Growth - Service Class(11)b	2005		$1.300503		$1.377754	724,250.892		$1.311195		$1.395883	129,789.295
	2004		$1.185885		$1.300503	336,453.000		$1.189769		$1.311195	262,709.00
	2003		$1.000000		$1.185885	160,684.847		$1.000000		$1.189769	26,716.699
Mercury Large Cap Value - Service Class(10)	2005 2004	$ $	1.448152 1.253702	$ $	1.640798 1.448152	248,333.372 78,011.000	$ $	1.460054 1.257816	$ $	1.662395 1.460054	68,107.397 28,868.00
	2003		$1.000000		$1.253702	42,002.324		$1.000000		$1.257816	0.000
MFS High Yield - Service Class(3)	2005		$1.158535		$1.151260	108,140.740		$1.168067		$1.166419	192,415.190
	2004		$1.080784		$1.158535	175,332.000		$1.084337		$1.168067	343,085.00
	2003		$1.000000		$1.080784	157,622.638		$1.000000		$1.084337	155,172.512
PIMCO Total Return - Service Class(13)	2005		$1.026377		$1.025258	1,000,389.363		$1.034840		$1.038779	401,940.145
	2004		$1.006080		$1.026377	658,356.000		$1.009392		$1.034840	380,776.00
	2003		$1.000000		$1.006080	239,952.455		$1.000000		$1.009392	183,885.849
Salomon All Cap - Service Class(10)	2005		$1.354336		$1.376368	298,608.359		$1.365470		$1.394493	143,205.778
	2004		$1.270508		$1.354336	265,380.000		$1.274668		$1.365470	209,317.00
	2003		$1.000000		$1.270508	67,280.160		$1.000000		$1.274668	20,127.313
Templeton Great Companies Global - Service Class(11)	2005 2004	$ $	1.079394 1.201198	$ $	1.133136 1.079394	4,432.714 4,350.000	$ $	1.082954 1.205139	$ $	1.142459 1.082954	282,204.550 56,317.00
	2003		$1.000000		$1.201198	0.000		$1.000000		$1.205139	934.640
Transamerica Balanced - Service Class(13)	2005		$1.187040		$1.252650	36,577.685		$1.196794		$1.269134	22,174.430
	2004		$1.093673		$1.187040	38,942.000		$1.097257		$1.196794	20,339.00
	2003		$1.000000		$1.093673	0.000		$1.000000		$1.097257	23,100.100
Transamerica Convertible Securities - Service Class(13)	2005 2004	$ $	1.271177 1.149242	$ $	1.288563 1.271177	31,420.365 3,391.000	$ $	1.281643 1.153019	$ $	1.305556 1.281643	1,360,457.255 640,111.00
	2003		$1.000000		$1.149242	0.000		$1.000000		$1.153019	18,759.819
Transamerica Equity - Service Class(10)	2005		$1.364662		$1.553501	574,290.404		$1.364662		$1.573974	648,105.161
	2004		$1.205743		$1.364662	395,965.000		$1.209695		$1.375901	626,065.00
	2003		$1.000000		$1.205743	38,359.608		$1.000000		$1.209695	104,864.450
Transamerica Growth Opportunities - Service Class(12)	2005 2004	$ $	1.421396 1.246300	$ $	1.613251 1.421396	313,519.293 74,869.000	$ $	1.433086 1.250384	$ $	1.634483 1.433086	610,130.495 105,738.00
	2003		$1.000000		$1.246300	48,950.305		$1.000000		$1.250384	5,210.598
Transamerica Money Market - Service Class(1)	2005 2004	$ $	0.975511 0.989088	$ $	0.980126 0.975511	10,372.450 6,407.000	$ $	0.983543 0.992339	$ $	0.993042 0.983543	1,646,772.784 1,100,594.00
	2003		$1.000000		$0.989088	216,867.4832		$1.000000		$0.992339	333,610.609
Transamerica U.S. Government Securities - Service Class(1)	2005 2004	$ $	0.999084 0.991836	$ $	0.997496 0.999084	145,132.240 68,802.000	$ $	1.007306 0.995091	$ $	1.010644 1.007306	292,876.039 151,064.00
	2003		$1.000000		$0.991836	26,176.409		$1.000000		$0.995091	225,309.984

46

		2.15% (Continued)					1.65% (Continued)
Subaccount	Year	Beginning AUV		Ending AUV		# Units	Beginning AUV		Ending AUV		# Units
T. Rowe Price Equity Income - Service Class(6)	2005 2004	$ $	1.358789 1.211630	$ $	1.380915 1.358789	618,003.060 316,276.000	$ $	1.369959 1.215594	$ $	1.399089 1.369959	184,269.716 52,422.00
	2003		$1.000000		$1.211630	24,239.954		$1.000000		$1.215594	18,296.861
T. Rowe Price Growth Stock - Service Class(7)	2005 2004	$ $	1.294613 1.207107	$ $	1.342168 1.294613	370,944.540 291,832.000	$ $	1.305262 1.211056	$ $	1.359854 1.305262	196,567.508 52,944.00
	2003		$1.000000		$1.207107	63,869.423		$1.000000		$1.211056	0.000
T. Rowe Price Small Cap -Service Class(10)	2005 2004	$ $	1.430228 1.326829	$ $	1.545814 1.430228	378,416.860 313,716.000	$ $	1.441997 1.331180	$ $	1.566167 1.441997	234,156.332 207,470.00
	2003		$1.000000		$1.326829	101,816.725		$1.000000		$1.331180	38,917.197
Van Kampen Active International Allocation - Service Class(1)	2005 2004	$ $	1.481461 1.307862	$ $	1.647788 1.481461	334,559.680 304,963.000	$ $	1.493653 1.312150	$ $	1.669500 1.493653	208,736.545 285,890.00
	2003		$1.000000		$1.307862	74,368.417		$1.000000		$1.312150	18,343.025
Van Kampen Large Cap Core -Service Class(1)	2005 2004	$ $	1.262208 1.145861	$ $	1.348438 1.262208	80,479.008 38,665.000	$ $	1.272601 1.149629	$ $	1.366206 1.272601	121,512.649 99,596.00
	2003		$1.000000		$1.145861	0.000		$1.000000		$1.149629	0.000
Van Kampen Mid-Cap Growth - Service Class(12)c	2005 2004	$ $	1.239838 1.184648	$ $	1.302569 1.239838	124,303.118 125,106.000	$ $	1.250057 1.188546	$ $	1.319748 1.250057	68,240.988 43,349.00
	2003		$1.000000		$1.184648	23,023.688		$1.000000		$1.188546	4,750.474
PAM Transamerica U. S. Government Securities - Service Class(14)	2005		N/A		$0.000000	0.000		$1.007306		$1.010644	0.000
	2004		N/A		N/A	N/A		$0.995091		$1.007306	30,609.00
	2003		N/A		N/A	N/A		$1.000000		$0.995091	0.000
AIM V.I. Basic Value Fund - Series II Shares(13)	2005 2004	$ $	1.394287 1.285073	$ $	1.439122 1.394287	74,265.282 68,626.000	$ $	1.082408 0.992723	$ $	1.122690 1.082408	1,166,614.220 1,231,735.00
	2003		$1.000000		$1.285073	5,919.219		$0.757050		$0.992723	1,254,260.8415
	2002		N/A		N/A	N/A		$1.000000		$0.757050	1,003,800.155
AIM V.I. Capital Appreciation Fund - Series II Shares(13)	2005 2004	$ $	1.269873 1.219988	$ $	1.349869 1.269873	0.000 0.000	$ $	1.053179 1.006847	$ $	1.125019 1.053179	130,776.757 166,844.00
	2003		$1.000000		$1.219988	0.000		$0.792246		$1.006847	195,885.874
	2002		N/A		N/A	N/A		$1.000000		$0.792246	93,051.475
Alliance Bernstein Growth and Income Portfolio - Class B(12)	2005 2004	$ $	1.333168 1.224493	$ $	1.365174 1.333168	286,973.126 290,239.000	$ $	1.005840 0.919316	$ $	1.035043 1.005840	2,710,964.858 2,861,924.00
	2003		$1.000000		$1.224493	114,697.784		$0.706941		$0.919316	3,274,904.979
	2002		N/A		N/A	N/A		$0.924456		$0.706941	3,412,179.268
	2001		N/A		N/A	N/A		$1.000000		$0.924456	2,100,221.216
Alliance Bernstein Large Cap Growth Portfolio - Class B(12)	2005 2004	$ $	1.214121 1.144760	$ $	1.365080 1.214121	161,683.443 48,544.000	$ $	0.751468 0.705069	$ $	0.849042 0.751468	896,236.648 935,900.00
	2003		$1.000000		$1.144760	47,733.393		$0.580946		$0.705069	956,802.626
	2002		N/A		N/A	N/A		$0.853898		$0.580946	977,257.596
	2001		N/A		N/A	N/A		$1.000000		$0.853898	502,759,851
Janus Aspen -Mid Cap Growth Portfolio - Service Shares(1)	2005 2004	$ $	1.475288 1.250953	$ $	1.618038 1.475288	96,297.251 92,181.000	$ $	0.487253 0.411128	$ $	0.537021 0.487253	1,306,600.409 1,950,768.00
	2003		$1.000000		$1.250953	10,363.837		$0.310104		$0.411128	2,333,284.441
	2002		N/A		N/A	N/A		$0.438542		$0.310104	2,981,371.124
	2001		N/A		N/A	N/A		$0.738029		$0.438542	1,103,411.436
	2000		N/A		N/A	N/A		$1.000000		$0.738029	181,211,158
Janus Aspen - Mid Cap Value Portfolio - Service Shares(11)	2005		N/A		$1.618038	96,297.251		$1.091239		$1.180964	229,998.743
	2004		N/A		N/A	N/A		$0.941673		$1.091239	260,937.00
	2003		N/A		N/A	N/A		$0.677839		$0.941673	290,793.061
	2002		N/A		N/A	N/A		$0.899778		$0.677839	512,467.432
	2001		N/A		N/A	N/A		$0.998370		$0.899778	332,829.788
	2000		N/A		N/A	N/A		$1.000000		$0.998370	52,152.849

47

Subaccount	Year	2.15% (Continued)			1.65% (Continued)
		Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
Janus Aspen - World Wide Growth Portfolio - Service Shares(11)	2005	$1.263357	$1.305700	161,063.273	$0.617582	$0.641412	1,998,931.934
	2004	$1.234690	$1.263357	161,412.000	$0.600609	$0.617582	2,197,986.00
	2003	$1.000000	$1.234690	215.949	$0.493626	$0.600609	5,422,331.886
	2002	N/A	N/A	N/A	$0.675409	$0.493626	6,042,239.890
	2001	N/A	N/A	N/A	$0.887322	$0.675409	1,130,009.520
	2000	N/A	N/A	N/A	$1.000000	$0.887322	199,940.653
MFS New Discovery Series - Service Class(13)	2005	$1.318163	$1.355412	139,846.163	$1.023299	$1.057395	223,744.655
	2004	$1.267862	$1.318163	96,913.000	$0.979415	$1.023299	507,516.00
	2003	$1.000000	$1.267862	50,423.630	$0.746131	$0.979415	252,905.234
	2002	N/A	N/A	N/A	$1.000000	$0.746131	88,053.024
MFS Total Return Series - Service Class(13)	2005	$1.216718	$1.222132	197,411.119	$1.142421	$1.153125	7,487,429.299
	2004	$1.119499	$1.216718	185,984.000	$1.045974	$1.142421	7,769,161.00
	2003	$1.000000	$1.119499	82,360.117	$0.916538	$1.045974	5,455,329.528
	2002	N/A	N/A	N/A	$1.000000	$0.916538	2,852,668.086
Fidelity VIP - Contrafund® Portfolio - Service Class 2(10)	2005	$1.391080	$1.588607	659,549.148	$1.007547	$1.156256	12,946,092.441
	2004	$1.233995	$1.391080	255,237.000	$0.889389	$1.007547	11,185,879.00
	2003	$1.000000	$1.233995	83,464.910	$0.705209	$0.889389	11,043,294.566
	2002	N/A	N/A	N/A	$0.793026	$0.705209	8,369,366.786
	2001	N/A	N/A	N/A	$0.921032	$0.793026	3,181,951.082
	2000	N/A	N/A	N/A	$1.000000	$0.921032	905,751.342
Fidelity - VIP Equity-Income Portfolio - Service Class 2(10)	2005	$1.364018	$1.409780	190,493.555	$1.151310	$1.195759	3,840,173.981
	2004	$1.252706	$1.364018	136,367.000	$1.052163	$1.151310	4,404,731.00
	2003	$1.000000	$1.252706	77,379.047	$0.822512	$1.052163	4,183,621.596
	2002	N/A	N/A	N/A	$1.009197	$0.822512	3,647,123.191
	2001	N/A	N/A	N/A	$1.082527	$1.009197	1,646,698.434
	2000	N/A	N/A	N/A	$1.000000	$1.082527	248,503.974
Fidelity - VIP Growth Portfolio - Service Class 2(12)	2005	$1.251476	$1.292627	124,081.249	$0.785870	$0.815687	2,404,844.956
	2004	$1.239747	$1.251476	94,028.000	$0.774687	$0.785870	4,355,705.00
	2003	$1.000000	$1.239747	11,204.374	$0.594116	$0.774687	4,619,609.096
	2002	N/A	N/A	N/A	$0.866432	$0.594116	4,275,755.599
	2001	N/A	N/A	N/A	$1.000000	$0.866432	447,911.910
Fidelity - VIP Growth Opportunities Portfolio - Service Class 2(10)	2005	N/A	N/A	N/A	$0.730396	$0.780921	159,951.180
	2004	N/A	N/A	N/A	$0.394612	$0.730396	229,436.00
	2003	N/A	N/A	N/A	$0.545616	$0.394612	305,580.826
	2002	N/A	N/A	N/A	$0.711125	$0.545616	405,195.634
	2001	N/A	N/A	N/A	$0.846932	$0.711125	471,916.204
	2000	N/A	N/A	N/A	$1.000000	$0.846932	315,088.251
Fidelity - VIP Mid Cap Portfolio - Service Class 2(10)	2005	$1.692355	$1.955351	772,717.827	$1.559181	$1.810309	10,808,650.447
	2004	$1.386871	$1.692355	381,416.000	$1.271464	$1.559181	11,302,961.00
	2003	$1.000000	$1.386871	133,784.257	$0.934838	$1.271464	11,797,256.740
	2002	N/A	N/A	N/A	$1.056151	$0.934838	11,119,727.497
	2001	N/A	N/A	N/A	$1.112803	$1.056151	3,679,109.250
	2000	N/A	N/A	N/A	$1.000000	$1.112803	2,963,799.310
Fidelity - VIP Value Strategies Portfolio - Service Class 2(13)	2005	$1.640189	$1.644751	471,967.131	$1.295883	$1.305847	5,239,413.070
	2004	$1.471850	$1.640189	369,833.000	$1.157177	$1.295883	5,572,327.00
	2003	$1.000000	$1.471850	146,595.072	$0.747462	$1.157177	5,139,439.175
	2002	N/A	N/A	N/A	$1.000000	$0.747462	2,909,201.745
Asset Allocation Conservative Portfolio - Initial Class(13)	2005	N/A	N/A	N/A	$1.168714	$1.209388	5,139,406.237
	2004	N/A	N/A	N/A	$1.082863	$1.168714	6,043,256.00
	2003	N/A	N/A	N/A	$0.895514	$1.082863	3,745,811.278
	2002	N/A	N/A	N/A	$1.000000	$0.895514	2,904,735.182
Asset Allocation - Growth Portfolio - Initial Class(13)	2005	N/A	N/A	N/A	$1.162218	$1.283364	9,927,114.009
	2004	N/A	N/A	N/A	$1.034667	$1.162218	8,831,520.00
	2003	N/A	N/A	N/A	$0.804077	$1.034667	6,541,474.200
	2002	N/A	N/A	N/A	$1.000000	$0.804077	2,859,222.516

48

Subaccount	Year	2.15% (Continued)			1.65% (Continued)
		Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
Asset Allocation - Moderate Portfolio - Initial Class(13)	2005	N/A	N/A	N/A	$1.167191	$1.233773	18,384,505.055
	2004	N/A	N/A	N/A	$1.065126	$1.167191	14,608,196.00
	2003	N/A	N/A	N/A	$0.867070	$1.065126	12,643,724.058
	2002	N/A	N/A	N/A	$1.000000	$0.867070	4,179,411.611
Asset Allocation - Moderate Growth Portfolio - Initial Class(13)	2005	N/A	N/A	N/A	$1.171748	$1.267027	21,767,725.511
	2004	N/A	N/A	N/A	$1.049045	$1.171748	16,971,950.00
	2003	N/A	N/A	N/A	$0.838523	$1.049045	18,238,722.797
	2002	N/A	N/A	N/A	$1.000000	$0.838523	5,874,308.062
American Century International - Initial Class(12)	2005	N/A	N/A	N/A	$0.884758	$0.982420	3,633,483.808
	2004	N/A	N/A	N/A	$0.786574	$0.884758	3,712,503.00
	2003	N/A	N/A	N/A	$0.638142	$0.786574	3,115,043.494
	2002	N/A	N/A	N/A	$0.831827	$0.638142	1,590,381.361
	2001	N/A	N/A	N/A	$1.000000	$0.831827	32,678.652
American Century Large Company Value - Initial Class(12)	2005	N/A	N/A	N/A	$1.055783	$1.081751	1,090,119.813
	2004	N/A	N/A	N/A	$0.942167	$1.055783	1,252,503.00
	2003	N/A	N/A	N/A	$0.743618	$0.942167	1,279,179.374
	2002	N/A	N/A	N/A	$0.937662	$0.743618	1,065,886.181
	2001	N/A	N/A	N/A	$1.000000	$0.937662	298,410.283
Capital Guardian Global - Initial Class(5)	2005	N/A	N/A	N/A	$1.310323	$1.420312	13,342,424.297
	2004	N/A	N/A	N/A	$1.201309	$1.310323	14,697,176.00
	2003	N/A	N/A	N/A	$0.887396	$1.201309	14,381,458.752
	2002	N/A	N/A	N/A	$1.120829	$0.887396	12,827,550.222
	2001	N/A	N/A	N/A	$1.271142	$1.120829	7,844,779.954
	2000	N/A	N/A	N/A	$1.527569	$1.271142	10,242,300.583
	1999	N/A	N/A	N/A	$1.050254	$1.527569	7,900,925.826
	1998	N/A	N/A	N/A	$1.000000	$1.050254	7,586,217.992
Capital Guardian U.S. Equity - Initial Class(9)a	2005	N/A	N/A	N/A	$0.911496	$0.953298	10,648,474.556
	2004	N/A	N/A	N/A	$0.844120	$0.911496	10,533,759.00
	2003	N/A	N/A	N/A	$0.628598	$0.844120	11,014,322.164
	2002	N/A	N/A	N/A	$0.838539	$0.628598	9,948,383.744
	2001	N/A	N/A	N/A	$0.882315	$0.838539	7,874,225.080
	2000	N/A	N/A	N/A	$0.961124	$0.882315	7,435,287.423
	1999	N/A	N/A	N/A	$1.20778	$0.961124	3,743,680.000
	1998	N/A	N/A	N/A	$1.000000	$1.120778	3,672,232.000
Capital Guardian Value - Initial Class(1)	2005	N/A	N/A	N/A	$2.605414	$2.760856	10,188,234.519
	2004	N/A	N/A	N/A	$2.269422	$2.605414	11,480,006.00
	2003	N/A	N/A	N/A	$1.714,108	$2.269422	12,575,020.284
	2002	N/A	N/A	N/A	$2.197209	$1.714,108	12,431,401.401
	2001	N/A	N/A	N/A	$2.094635	$2.197209	11,171,094.554
	2000	N/A	N/A	N/A	$2.016675	$2.094635	11,337,843.201
	1999	N/A	N/A	N/A	$2.114561	$2.016675	13,878,688.966
	1998	N/A	N/A	N/A	$1.998321	$2.114561	16,532,987.864
	1997	N/A	N/A	N/A	$1.627513	$1.998321	15,288,077.864
	1996	N/A	N/A	N/A	$1.336071	$1.627513	9,053,564.567
Clarion Global Real Estate Securities - Initial Class(13)a	2005	N/A	N/A	N/A	$1.620689	$1.809299	1,289,401.303
	2004	N/A	N/A	N/A	$1.240013	$1.620689	1,511,075.00
	2003	N/A	N/A	N/A	$0.928601	$1.240013	1,117,207.638
	2002	N/A	N/A	N/A	$1.000000	$0.928601	529,237.820
Great Companies AmericaSM - Initial Class(12)	2005	N/A	N/A	N/A	$0.939769	$0.960421	570,011.584
	2004	N/A	N/A	N/A	$0.939168	$0.939769	658,384.00
	2003	N/A	N/A	N/A	$0.765747	$0.939168	674,223.874
	2002	N/A	N/A	N/A	$0.981454	$0.765747	1,307,127.685
	2001	N/A	N/A	N/A	$1.000000	$0.981454	227,181.391

49

Subaccount	Year	2.15% (Continued)			1.65% (Continued)
		Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
Great Companies - Technology SM - Initial Class (12)	2005	N/A	N/A	N/A	$0.742579	$0.745624	952,902.687
	2004	N/A	N/A	N/A	$0.698551	$0.742579	1,303,776.00
	2003	N/A	N/A	N/A	$0.470387	$0.698551	770,063.658
	2002	N/A	N/A	N/A	$0.772717	$0.470387	371,721.336
	2001	N/A	N/A	N/A	$1.000000	$0.772717	53,392.798
Janus Growth - Initial Class (1)	2005	N/A	N/A	N/A	$23.006905	$24.885741	976,007.001
	2004	N/A	N/A	N/A	$20.243631	$23.006905	1,295,947.00
	2003	N/A	N/A	N/A	$15.578617	$20.243631	1,520,891.271
	2002	N/A	N/A	N/A	$22.835298	$15.578617	1,799,932.843
	2001	N/A	N/A	N/A	$32.567906	$22.835298	2,456,776.042
	2000	N/A	N/A	N/A	$46.884691	$32.567906	3,138,928.982
	1999	N/A	N/A	N/A	$29.951933	$46.884691	2,898,149.189
	1998	N/A	N/A	N/A	$18.510625	$29.951933	2,161,710.616
	1997	N/A	N/A	N/A	$16.007469	$18.510625	1,859,927.519
	1996	N/A	N/A	N/A	$13.795672	$16.007469	1,130,886.988
Jennison Growth - Initial Class(4)	2005	N/A	N/A	N/A	$0.794843	$0.889798	2,675,778.473
	2004	N/A	N/A	N/A	$0.740408	$0.794843	3,298,786.00
	2003	N/A	N/A	N/A	$0.584450	$0.740408	3,888,476.521
	2002	N/A	N/A	N/A	$0.857823	$0.584450	3,985,892.254
	2001	N/A	N/A	N/A	$1.070626	$0.857823	4,155,595.072
	2000	N/A	N/A	N/A	$1.230758	$1.070626	4,248,922.404
	1999	N/A	N/A	N/A	$1.193867	$1.230758	4,953,615.990
	1998	N/A	N/A	N/A	$1.153823	$1.193867	5,698,749.848
	1997	N/A	N/A	N/A	$1.004062	$1.153823	3,224,648.503
	1996	N/A	N/A	N/A	$0.999910	$1.004062	205,301.400
J.P. Morgan Enhanced Index - Initial Class(2)	2005	N/A	N/A	N/A	$1.424267	$1.449676	7,480,482.507
	2004	N/A	N/A	N/A	$1.304133	$1.424267	9,880,898.00
	2003	N/A	N/A	N/A	$1.028077	$1.304133	11,186,909.259
	2002	N/A	N/A	N/A	$1.385872	$1.028077	11,893,663.375
	2001	N/A	N/A	N/A	$1.600648	$1.385872	14,139,200.302
	2000	N/A	N/A	N/A	$1.826512	$1.600648	17,387,971.033
	1999	N/A	N/A	N/A	$1.571311	$1.826512	18,365,179.331
	1998	N/A	N/A	N/A	$1.215643	$1.571311	9,104,248.582
	1997	N/A	N/A	N/A	$1.000000	$1.215643	2,781,467.718
Marsico Growth - Initial Class(11)b	2005	N/A	N/A	N/A	$0.772306	$0.825026	1,676,152.266
	2004	N/A	N/A	N/A	$0.699402	$0.772306	1,639,559.00
	2003	N/A	N/A	N/A	$0.562710	$0.699402	1,763,185.080
	2002	N/A	N/A	N/A	$0.772799	$0.562710	1,711,305.448
	2001	N/A	N/A	N/A	$0.937634	$0.829038	482,713.287
	2000	N/A	N/A	N/A	$1.000000	$0.937634	76,318.561
Mercury Large Cap Value - Initial Class(10)	2005	N/A	N/A	N/A	$1.308666	$1.492715	2,131,536.600
	2004	N/A	N/A	N/A	$1.124147	$1.308666	1,798,706.00
	2003	N/A	N/A	N/A	$0.880466	$1.124147	2,349,670.149
	2002	N/A	N/A	N/A	$1.043264	$0.880466	2,185,519.794
	2001	N/A	N/A	N/A	$1.080110	$1.043264	1,443,863.482
	2000	N/A	N/A	N/A	$1.000000	$1.080110	319,356.559
MFS High Yield - Initial Class(3)	2005	N/A	N/A	N/A	$1.195154	$1.197121	3,228,323.815
	2004	N/A	N/A	N/A	$1.106818	$1.195154	4,577,669.00
	2003	N/A	N/A	N/A	$0.955558	$1.106818	5,300,691.125
	2002	N/A	N/A	N/A	$0.951599	$0.955558	3,994,850.994
	2001	N/A	N/A	N/A	$0.932124	$0.951599	3,672,588.987
	2000	N/A	N/A	N/A	$0.999195	$0.932124	3,298,537.499
	1999	N/A	N/A	N/A	$0.959834	$0.999195	3,556,578.835
	1998	N/A	N/A	N/A	$1.000000	$0.959834	1,896,873.105

50

Subaccount	Year	2.15% (Continued)			1.65% (Continued)
		Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
PIMCO Total Return - Initial Class(13)	2005	N/A	N/A	N/A	$1.114366	$1.121860	7,441,560.425
	2004	N/A	N/A	N/A	$1.084069	$1.114366	10,302,205.00
	2003	N/A	N/A	N/A	$1.050445	$1.084069	11,973,638.852
	2002	N/A	N/A	N/A	$1.000000	$1.050445	11,672,666.206
Salomon All Cap - Initial Class(10)	2005	N/A	N/A	N/A	$1.094583	$1.120778	9,407,007.331
	2004	N/A	N/A	N/A	$1.019502	$1.094583	10,473,985.00
	2003	N/A	N/A	N/A	$0.766770	$1.019502	11,221,771.416
	2002	N/A	N/A	N/A	$1.035304	$0.766770	10,724,740.045
	2001	N/A	N/A	N/A	$1.030978	$1.035304	7,263,091.162
	2000	N/A	N/A	N/A	$1.000000	$1.030978	1,348,686.276
Templeton Great Companies Global - Initial Class(11)	2005	N/A	N/A	N/A	$0.558206	$0.590182	3,535,741.001
	2004	N/A	N/A	N/A	$0.747851	$0.558206	3,431,817.00
	2003	N/A	N/A	N/A	$0.599849	$0.747851	993,167.926
	2002	N/A	N/A	N/A	$0.776870	$0.599849	544,592.989
	2001	N/A	N/A	N/A	$0.949668	$0.776870	126,397.489
	2000	N/A	N/A	N/A	$1.000000	$0.949668	1,000.000
Transamerica Balanced - Initial Class(13)	2005	N/A	N/A	N/A	$1.150057	$1.221526	410,310.594
	2004	N/A	N/A	N/A	$1.051755	$1.150057	430,740.00
	2003	N/A	N/A	N/A	$0.938664	$1.051755	480,373.577
	2002	N/A	N/A	N/A	$1.000000	$0.938664	214,030.878
Transamerica Convertible Securities - Initial Class(13)	2005	N/A	N/A	N/A	$1.248620	$1.276106	631,326.559
	2004	N/A	N/A	N/A	$1.121475	$1.248620	966,039.00
	2003	N/A	N/A	N/A	$0.921845	$1.121475	717,917.875
	2002	N/A	N/A	N/A	$1.000000	$0.921845	109,517.234
Transamerica Equity - Initial Class(10)	2005	N/A	N/A	N/A	$0.756126	$0.866901	14,045,235.397
	2004	N/A	N/A	N/A	$0.663714	$0.756126	15,059,252.00
	2003	N/A	N/A	N/A	$0.514119	$0.663714	13,524,250.334
	2002	N/A	N/A	N/A	$0.672098	$0.514119	13,860,459.800
	2001	N/A	N/A	N/A	$0.829471	$0.672098	6,215,346.172
	2000	N/A	N/A	N/A	$1.000000	$0.829471	1,181,369.405
Transamerica Growth Opportunities - Initial Class(12)	2005	N/A	N/A	N/A	$1.380498	$1.578575	1,571,450.165
	2004	N/A	N/A	N/A	$1.203260	$1.380498	1,986,135.00
	2003	N/A	N/A	N/A	$0.932156	$1.203260	595,234.833
	2002	N/A	N/A	N/A	$1.105816	$0.932156	598,414.849
	2001	N/A	N/A	N/A	$1.000000	$1.105816	57,285.504
Transamerica Money Market - Initial Class(1)	2005	N/A	N/A	N/A	$1.248895	$1.264107	6,486,077.019
	2004	N/A	N/A	N/A	$1.256917	$1.248895	7,620,339.00
	2003	N/A	N/A	N/A	$1.268238	$1.256917	11,092,443.850
Transamerica Small/Mid Cap Value - Initial Class(1)	2005	N/A	N/A	N/A	$3.732362	$4.169913	5,424,333.908
	2004	N/A	N/A	N/A	$3.261034	$3.732362	6,987,862.00
	2003	N/A	N/A	N/A	$1.737018	$3.261034	8,463,313.859
	2002	N/A	N/A	N/A	$2.916827	$1.737018	10,140,901.466
	2001	N/A	N/A	N/A	$2.302427	$2.916827	10,496,025.501
	2000	N/A	N/A	N/A	$2.107984	$2.302427	11,183,856.536
	1999	N/A	N/A	N/A	$1.656056	$2.107984	11,265,409.515
	1998	N/A	N/A	N/A	$1.720848	$1.656056	12,396,813.175
	1997	N/A	N/A	N/A	$1.394113	$1.720848	9,576,109.396
	1996	N/A	N/A	N/A	$1.127390	$1.394113	5,378,653.976

51

Subaccount	Year	2.15% (Continued)			1.65% (Continued)
		Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
Transamerica U.S. Government Securities - Initial Class(1)	2005	N/A	N/A	N/A	$1.488185	$1.496746	4,436,021.611
	2004	N/A	N/A	N/A	$1.464538	$1.488185	5,866,231.00
	2003	N/A	N/A	N/A	$1.446084	$1.464538	8,558,140.430
	2002	N/A	N/A	N/A	$1.389160	$1.446084	10,798,492.580
	2001	N/A	N/A	N/A	$1.343721	$1.389160	10,097.516.496
	2000	N/A	N/A	N/A	$1.239850	$1.343721	8,324,734.085
	1999	N/A	N/A	N/A	$1.273389	$1.239850	11,107,749.467
	1998	N/A	N/A	N/A	$1.205408	$1.273389	10,994,883.018
	1997	N/A	N/A	N/A	$1.122583	$1.205408	5,825,613.204
	1996	N/A	N/A	N/A	$1.120922	$1.122583	3,772,426.054
T. Rowe Price Equity Income - Initial Class(6)	2005	N/A	N/A	N/A	$2.767289	$2.834343	10,806,042.102
	2004	N/A	N/A	N/A	$2.450130	$2.767289	12,505,355.00
	2003	N/A	N/A	N/A	$1.983073	$2.450130	13,535,732.517
	2002	N/A	N/A	N/A	$2.312082	$1.983073	13,877,571.208
	2001	N/A	N/A	N/A	$2.300522	$2.312082	14,008,510.847
	2000	N/A	N/A	N/A	$2.082011	$2.300522	13,878,653.721
	1999	N/A	N/A	N/A	$2.045410	$2.082011	17,239,278.320
	1998	N/A	N/A	N/A	$1.910886	$2.045410	17,687,561.131
	1997	N/A	N/A	N/A	$1.514228	$1.910886	13,838,945.338
	1996	N/A	N/A	N/A	$1.284124	$1.514228	7,413,620.068
T. Rowe Price Growth Stock - Initial Class(7)	2005	N/A	N/A	N/A	$2.822125	$2.947529	6,735,322.560
	2004	N/A	N/A	N/A	$2.611419	$2.822125	8,555,124.00
	2003	N/A	N/A	N/A	$2.030027	$2.611419	9,187,370.333
	2002	N/A	N/A	N/A	$2.673510	$2.030027	9,575,773.455
	2001	N/A	N/A	N/A	$3.021350	$2.673510	11,697,193.658
	2000	N/A	N/A	N/A	$3.086714	$3.021350	14,121,742.909
	1999	N/A	N/A	N/A	$2.567729	$3.086714	13,962,698.692
	1998	N/A	N/A	N/A	$2.028458	$2.567729	12,796,138.800
	1997	N/A	N/A	N/A	$1.603706	$2.028458	10,504,253.629
	1996	N/A	N/A	N/A	$1.350045	$1.603706	5,893,560.949
T. Rowe Price Small Cap - Initial Class(10)	2005	N/A	N/A	N/A	$0.812890	$0.884586	5,525,253.564
	2004	N/A	N/A	N/A	$0.748717	$0.812890	6,866,396.00
	2003	N/A	N/A	N/A	$0.542048	$0.748717	7,757,839.511
	2002	N/A	N/A	N/A	$0.758423	$0.542048	4,581,581.594
	2001	N/A	N/A	N/A	$0.853985	$0.758423	1,490,797.527
	2000	N/A	N/A	N/A	$1.000000	$0.853985	836,679.096
Van Kampen Active International Allocation - Initial Class(1)	2005	N/A	N/A	N/A	$1.284512	$1.438008	8,101,758.861
	2004	N/A	N/A	N/A	$1.125252	$1.284512	8,990,192.00
	2003	N/A	N/A	N/A	$0.861237	$1.125252	9,838,449.262
	2002	N/A	N/A	N/A	$1.054413	$0.861237	10,643,994.382
	2001	N/A	N/A	N/A	$1.391360	$1.054413	12,734,394.479
	2000	N/A	N/A	N/A	$1.730178	$1.391360	15,678,291.165
	1999	N/A	N/A	N/A	$1.328767	$1.730178	14,886,967.987
	1998	N/A	N/A	N/A	$1.170007	$1.328767	14,769,680.537
	1997	N/A	N/A	N/A	$1.159025	$1.170007	13,715,298.844
	1996	N/A	N/A	N/A	$1.022539	$1.159025	8,619,163.798

52

Subaccount	Year	2.15% (Continued)			1.65% (Continued)
		Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
Van Kampen Large Cap Core - Initial Class(1)	2005	N/A	N/A	N/A	$2.161082	$2.326270	6,125,685.582
	2004	N/A	N/A	N/A	$1.948358	$2.161082	7,883,481.00
	2003	N/A	N/A	N/A	$1.635640	$1.948358	9,184,203.186
	2002	N/A	N/A	N/A	$1.988345	$1.635640	10,520,153.154
	2001	N/A	N/A	N/A	$2.174927	$1.988345	12,715,598.918
	2000	N/A	N/A	N/A	$2.350088	$2.174927	14,927,120.171
	1999	N/A	N/A	N/A	$1.890033	$2.350088	14,835,442.284
	1998	N/A	N/A	N/A	$1.622765	$1.890033	13,176,237.016
	1997	N/A	N/A	N/A	$1.372991	$1.622765	10,247,121.752
	1996	N/A	N/A	N/A	$1.184740	$1.372991	6,522,822.306
Van Kampen Mid-Cap Growth - Initial Class(12)c	2005	N/A	N/A	N/A	$0.704207	$0.745112	1,734,076.151
	2004	N/A	N/A	N/A	$0.668131	$0.704207	2,114,304.00
	2003	N/A	N/A	N/A	$0.529946	$0.668131	2,666,322.190
	2002	N/A	N/A	N/A	$0.804775	$0.529946	2,299,820.383
	2001	N/A	N/A	N/A	$1.000000	$0.804775	481,275.835

(1)	Subaccount Inception Date July 5, 1994.

(2)	Subaccount Inception Date May 1, 1997.

(3)	Subaccount Inception Date June 2, 1998.

(4)	Subaccount Inception Date November 20, 1996.

(5)	Subaccount Inception Date February 2, 1998.

(6)	Subaccount Inception Date January 20, 1995.

(7)	Subaccount Inception Date January 5, 1995.

(8)	Subaccount Inception Date July 23, 1997.

(9)	Subaccount Inception Date July 1, 1998.

(10)	Subaccount Inception Date May 1, 2000.

(11)	Subaccount Inception Date October 9, 2000.

(12)	Subaccount Inception Date May 1, 2001.

(13)	Subaccount Inception Date May 1, 2002

(14)	Subaccount Inception Date November 3, 3003.

[a]	Formerly known as Clarion Real Estate Securities.

[b]	This subaccount was re-opened on May 1, 2003. If you purchased your policy prior to May 1, 2003 you may only invest in the Initial Class shares. If you purchased your policy on May 1, 2003 or after, you may only invest in Service Class shares.

[c]	Formerly known as Van Kampen Emerging Growth.

International Moderate Growth Fund had not commenced operations as of December 31, 2005, therefore, comparable data is not available.

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53

APPENDIX B

POLICY VARIATIONS

The dates shown below are the approximate first issue dates of the various versions of the Policy. These dates will vary by state in many cases. This Appendix describes certain of the more significant differences in features of the various versions of the Policy. There may be additional variations. Please see your actual policy and any attachments for determining your specific coverage.

Policy Form/Endorsement	Approximate First Issue Date
AV212 101 75 1292 (Policy Form)	May 1993
V829 & S831 (replacement pages for 1.65 M&E)	January 1994
AE872 395 (endorsement)	May 1995
AV265 101 89 396 (Policy Form)	June 1996
AE900 396 (endorsement)	June 1996
AV339 101 101 497 (Policy Form)	July 1997
AE957 497 (endorsement)	July 1997
AV400 101 107 198 (Policy Form)	May 1998

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Product Feature	AV212 101 75 1292	AV212 101 75 1292,V829 and S831	AV265 101 89 396 and AE900 396
Excess Interest Adjustment	N/A	N/A	Yes

Guaranteed Minimum Death Benefit Option(s)

Total Premiums Paid, less any

partial surrenders made

before death, accumulated at

5% to the date we receive due

proof of death or the Policy

Value on the date we receive

due proof of death, which ever

is greater

Total Premiums Paid, less any

partial surrenders made

before death, accumulated at

5% to the date we receive due

proof of death or the Policy

Value on the date we receive

due proof of death, which ever

is greater.

5% Annually Compounding (Option A) or Annual Step-Up (Option B). Option A is only available if Owner and Annuitant are both under age 75.

Guaranteed Period Options (available in the Fixed Account)	N/A	N/A	1, 3 and 5 year Guaranteed Periods available.

Minimum effective annual interest rate applicable to the fixed account	N/A	N/A	3%

Asset Rebalancing	N/A	N/A	Yes

Death Proceeds

Greater of 1) the Policy Value

on the date we receive due

proof of death, or 2) the total

premiums paid for this policy,

less any partial surrenders

made before death,

accumulated at 5% interest per

annum to the date we receive

due proof of death

Greater of 1) the Policy Value

on the date we receive due

proof of death, or 2) the total

premiums paid for this policy,

less any partial surrenders

made before death,

accumulated at 5% interest per

annum to the date we receive

due proof of death.

Greatest of (a) Policy Value, (b) Cash Value, and (c) Guaranteed Minimum Death Benefit.

Distribution Financing Charge	N/A	Applicable	Applicable

Is Mortality & Expense Risk Fee and Administrative Charge different after the Annuity Commencement Date?	No	No	No

Dollar Cost Averaging Fixed Account Option	N/A	N/A	Yes

Service Charge	$35 assessed on each Policy Anniversary.	$35 assessed on each Policy Anniversary.	$35 assessed on each Policy Anniversary; waived if Sum of Premium Payments less partial surrenders is at least $50,000 on the Policy Anniversary. Not deducted from the Fixed Account.

Nursing Care and Terminal Condition Withdrawal Option	N/A	N/A	Yes

Unemployment Waiver	N/A	N/A	N/A

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Product Feature	AV339 101 101 497 and AE957 497	AV400 101 107 198 with AE957 497	AV400 101 107 198 with RGMI 1 798,
Excess Interest Adjustment	Yes	Yes	Yes

Guaranteed Minimum Death Benefit Option(s)

5% Annually Compounding

(Option A) or Annual Step-Up

(Option B), or Return of

Premium (Option C). Option A

is only available if Owner and

Annuitant are both under age

75. Option B is only available

if Owner and Annuitant are

under age 81.

5% Annually Compounding

(Option A), Double Enhanced

(Option B), or Return of

Premium (Option C). Option A

is only available if Owner and

Annuitant are both under age

75. Option B is only available

if Owner and Annuitant are

under age 81.

5% Annually Compounding (Option A), Double Enhanced (Option B), or Return of Premium (Option C). Option A is only available if Owner and Annuitant are both under age 75. Option B is only available if Owner and Annuitant are under age 81.

Guaranteed Period Options (available in the Fixed Account)	1, 3, and 5 year Guaranteed Periods available.	1, 3, and 5 year Guaranteed Periods available.	1, 3, and 5 year Guaranteed Periods available.

Minimum effective annual interest rate applicable to the fixed account	3%	3%	3%

Asset Rebalancing	Yes	Yes	Yes

Death Proceeds	Greatest of (a) Policy Value, (b) Cash Value, and (c) Guaranteed Minimum Death Benefit.	Greatest of (a) Policy Value, (b) Cash Value, and (c) Guaranteed Minimum Death Benefit.	Greatest of (a) Policy Value, (b) Cash Value, and (c) Guaranteed Minimum Death Benefit.

Distribution Financing Charge	Applicable	Applicable	Applicable

Is Mortality & Expense Risk Fee and Administrative Charge different after the Annuity Commencement Date?	No	Yes 1.10% plus Administrative Charge, regardless of death benefit chosen prior to the Annuity Commencement Date.	Yes 1.10% plus Administrative Charge, regardless of death benefit chosen prior to the Annuity Commencement Date.

Dollar Cost Averaging Fixed Account Option	Yes	Yes	Yes

Service Charge

$35 assessed either on a

Policy Anniversary or on

Surrender; waived if sum of

Premium Payments less partial

surrenders or the Policy

Value is at least $50,000 on the

Policy Anniversary or at the

time of Surrender. The Service

Charge is deducted pro-rata

from the Investment Choices.

$35 assessed either on a

Policy Anniversary or on

Surrender; waived if sum of

Premium Payments less partial

surrenders or the Policy

Value is at least $50,000 on the

Policy Anniversary or at the

time of Surrender. The Service

Charge is deducted pro-rata

from the Investment Choices.

$35 assessed either on a Policy Anniversary or on Surrender; waived if sum of Premium Payments less partial surrenders or the Policy Value is at least $50,000 on the Policy Anniversary or at the time of Surrender. The Service Charge is deducted pro-rata from the Investment Choices.

Nursing Care and Terminal Condition Withdrawal Option	Yes	Yes	Yes

Unemployment Waiver	N/A	N/A	N/A

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56

TRANSAMERICA FREEDOM VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement dated May 1, 2006

to the

Prospectus dated May 1, 2006

LIVING BENEFITS RIDER

You may elect to purchase the optional living benefits rider which provides you with a guaranteed minimum accumulation benefit and a guaranteed minimum withdrawal benefit. The living benefits rider is available during the accumulation phase but it will not be issued if the annuitant is age 81 or older. The maximum issue age may be lower if required by state law.

You should view the living benefits rider as a way to permit you to invest in variable investment options while still having your policy value and liquidity protected to the extent provided by the living benefits rider. Please note: You cannot elect this rider if you have elected certain other optional benefits under the policy. Certain protections under the rider are available only if you hold the rider for ten years. In addition, if you elect the rider, we will monitor your policy value and we may transfer amounts back and forth between specified investment options under the policy and the variable investment options you choose, according to a mathematical model that we will use to assist us in managing portfolio risk and supporting the guarantees under the rider.

The living benefits rider may vary for certain policies and may not be available for all policies. Please contact Transamerica at (800) 525-6205 for additional information regarding the availability of the living benefits rider.

In addition, the tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the Living Benefits rider for a qualified policy.

This supplement hereby amends, and to the extent inconsistent replaces, the prospectus disclosure.

ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES(1)

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment choices. State premium taxes may also be deducted and excess interest adjustments may be made to amounts surrendered or applied to annuity payment options from cash value from the fixed account.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica Freedom Variable Annuity dated May 1, 2006

1

Policy Owner Transaction Expenses:
Sales Load On Purchase Payments	0%
Maximum Surrender Charge (as a % of premium payments surrendered)(2)	0%
Transfer Fee(3)	$0 -$10

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including portfolio fees and expenses.

Annual Service Charge(4)	$0 - $35 Per Policy
Separate Account Annual Expenses (as a percentage of average account value):
Base Separate Account Expenses:
Mortality and Expense Risk Fee(5)	1.55%
Administrative Charge	0.15%
Total Base Separate Account Annual Expenses	1.70%
Optional Separate Account Expenses:
Double Enhanced Death Benefit(6)	0.50%
Annual Step-Up Death Benefit(7)	0.20%
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses(8)	2.20%
Annual Optional Rider Fees:
Additional Death Distribution(9)	0.25%
Additional Death Distribution+(10)	0.55%
Living Benefits Rider(11)	0.60%

The next item shows the lowest and highest total operating expenses charged by the portfolio companies for the year ended December 31, 2005 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolio.

Total Portfolio Annual Operating Expenses(12):	Minimum	Maximum
Expenses that are deducted from portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses.	0.65%	1.42%

The following Example is intended to help you compare the costs of investing in the policy with the cost of investing in other variable annuity policies. These costs include policy owner transaction expenses, policy fees, separate account annual expenses, and portfolio fees and expenses.

The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the highest fees and expenses of any of the portfolios for the year ended December 31, 2005, and the highest combination of separate account expenses and optional rider fees (including any riders offered by supplement). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Example(13)	1 Year	3 Year	5 Year	10 Year
If the policy is surrendered at the end of the applicable time period.	$479	$1464	$2484	$5200
If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy.	$553	$1678	$2826	$5805

For information concerning compensation paid for the sale of the policies, see “Distributor of the Policies.”

(1)	During the income phase the fees may be different than those described in the Fee Table. See Section 5, Expenses.

(2)	If you select the Life with Emergency CashSM annuity payment option, you will be subject to a surrender charge after the annuity commencement date. See Section 5, Expenses.

2

(3)	The transfer fee, if any is imposed, applies to each policy, regardless of how policy value is allocated among the separate account and the fixed account. There is no fee for the first 12 transfers per year. For additional transfers, Transamerica may charge a fee of $10 per transfer.

(4)	The annual service charge applies to the fixed account and the separate account, and is assessed on a pro rata basis relative to each account’s policy value as a percentage of the policy’s total policy value. The annual service charge is deducted on each policy anniversary and at the time of surrender. We may waive the service charge in certain instances.

(5)	The mortality and expense risk fee shown (1.55%) is for the accumulation phase with the “Return of Premium Death Benefit.”

(6)	The fee for the “Double Enhanced Death Benefit” (0.50%) is in addition to the mortality and expense risk and administrative fee.

(7)	The fee for the “Annual Step-Up Death Benefit” (0.20%) is in addition to the mortality and expense risk and administrative fee.

(8)	The Double Enhanced Death Benefit fee is included herein.

(9)	The annual Additional Death Distribution fee is 0.25% of the policy value and is deducted only during the accumulation phase.

(10)	The annual Additional Death Distribution+ fee is 0.55% of the policy value and is deducted only during accumulation phase.

(11)	The fee is a percentage of the “principal back” total withdrawal base. The “principal back” total withdrawal base on the rider date is the policy value (less premium enhancements if the rider is added in the first policy year). After the rider date, the “principal back” total withdrawal base is equal to: the “principal back” total withdrawal base on the rider date; plus subsequent premium payments; less subsequent “principal back” adjusted partial withdrawals.

(12)	The fee table information relating to the underlying fund portfolios is for the year ending December 31, 2005 (unless otherwise noted) and was provided to Transamerica by the underlying fund portfolios, their investment advisors or managers. Transamerica has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the portfolios may be greater or less than those shown in the Table.

(13)	The Example does not reflect premium tax charges or transfer fees. Different fees and expense not reflected in the Example may be assessed during the income phase of the policy.

Please remember that the Example is an illustration and does not represent past or future expenses. Your actual expenses may be lower or higher than those shown. Similarly, your rate of return may be more or less than the 5% assumed in the Example.

Guaranteed Minimum Accumulation Benefit

If you elect the living benefits rider, we will provide a guaranteed future value. This benefit is intended to provide a level of protection regardless of the performance of the variable investment options you select.

Guaranteed Future Value. The guaranteed future value on the rider date (i.e., the date the rider is added to the policy) is the policy value (less premium enhancements if the rider is added in the first policy year). After the rider date and before the guaranteed future value date, which is the tenth rider anniversary, the guaranteed future value is equal to:

•	the guaranteed future value on the rider date; plus

•	a percentage of subsequent premium payments (as described below); less

•	subsequent adjusted partial withdrawals (as described below).

After the guaranteed future value date the guaranteed future value equals zero.

3

Subsequent Premium Payments. The percentage of subsequent premium payments that will be added to the guaranteed future value is as follows:

Rider Year	Percent of subsequent premium payments added to guaranteed future value
1	100%
2	90%
3	80%
4	70%
5	60%
6	50%
7	50%
8	50%
9	50%
10	0%

Guaranteed Future Value Adjusted Partial Withdrawals. If you take a partial withdrawal, it will reduce your guaranteed future value. The amount of the reduction is referred to as the adjusted partial withdrawal amount, which will be equal to the greater of:

•	the guaranteed future value immediately prior to the withdrawal multiplied by the percentage reduction in the policy value resulting from the gross partial withdrawal; or

•	the gross partial withdrawal amount.

(The gross partial withdrawal amount is the amount you request, plus any surrender charges and excess interest adjustments that may be applicable.)

In other words, if your policy value is greater than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value is reduced by the same amount we reduce your policy value. However, if your policy value is less than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value will be reduced by more than the amount we reduce your policy value.

See the SAI for examples showing the effect of hypothetical withdrawals in more detail.

Guaranteed Minimum Accumulation Benefit. On the guaranteed future value date (ten years after you elect the rider), if the policy value is less than the guaranteed future value, we will add an amount equal to the difference to your policy value. After the guaranteed future value date, the guaranteed minimum accumulation benefit will terminate.

Example. Assume you make a single premium payment of $100,000 and you do not make any withdrawals or additional premium payments. Assume that on the guaranteed future value date your policy value has declined to $90,000 because of negative investment performance. We will add $10,000 to your policy value.

Please note: You do not have any protection under the guaranteed minimum accumulation benefit unless you hold the rider for ten years. If you think that you may terminate the policy or elect to start receiving annuity payments before the guaranteed future value date, electing the rider may not be in your best interests.

4

Guaranteed Minimum Withdrawal Benefit

If you elect the living benefits rider, we will provide a maximum annual withdrawal amount regardless of your policy value. This benefit is intended to provide a level of benefits regardless of the performance of the variable investment options you select.

Withdrawal Guarantees. There are two withdrawal guarantees under this benefit:

•	“principal back;” and

•	“for life.”

You can take withdrawals under either guarantee or alternate between the guarantees (your ability to change the frequency or amount of your withdrawals ceases if your policy value reaches zero). Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. Please note, the amount of your gross partial withdrawal may impact the maximum annual withdrawal amount, total withdrawal base, and minimum remaining withdrawal amount under each guarantee, and such impact may be on a greater than dollar-for-dollar basis. (See “Maximum Annual Withdrawal Benefit,” “Total Withdrawal Base,” and “Minimum Remaining Withdrawal Amount,” below.)

Withdrawals under the guaranteed minimum withdrawal benefit also:

•	reduce your policy value;

•	reduce your death benefit and other benefits;

•	may be subject to surrender charges and excess interest adjustments; and

•	may be subject to income taxes and federal tax penalties.

Maximum Annual Withdrawal Amount. Under this benefit:

•	you can withdraw up to 7% of your “principal back” total withdrawal base each rider year until your “principal back” minimum remaining withdrawal amount reaches zero;

Example. Assume you make a single premium payment of $100,000 and that you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still withdraw up to $7,000 each rider year for the next fourteen years and $2,000 in the next year so you would get back your full $100,000 (assuming that you do not withdraw more than $7,000 in any one rider year).

•	or, you can withdraw up to 5% of your “for life” total withdrawal base each rider year starting with the rider anniversary immediately following the annuitant’s 59th birthday until the annuitant’s death unless your “for life” minimum remaining withdrawal amount reaches zero because of “excess withdrawals” (see “Adjusted Partial Withdrawals,” below). All withdrawals before the annuitant’s 59th birthday are excess withdrawals for purposes of the “for life” guarantee, and a penalty tax may be assessed on amounts surrendered from the policy before the annuitant reaches age 59 1/2.

Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 55 years old. Assume you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still withdraw up to $5,000 each rider year for the rest of your life (assuming that you do not withdraw more than $5,000 in any one rider year).

You can take withdrawals under this rider regardless of your policy value; however, once your policy value reaches zero you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to continue withdrawals under this rider after your policy value reaches zero, you

5

must select an amount and frequency of future withdrawals. Once selected, the amount and frequency of future withdrawals after your policy value reaches zero cannot be changed.

Please note:

•	Withdrawals under the 5% “for life” guarantee cannot be commenced until after the annuitant’s 59th birthday.

•	Any withdrawal before the annuitant’s 59th birthday will reduce the benefits under the 5% “for life” guarantee.

•	The maximum annual withdrawal amounts described above (the 7% “principal back” and 5% “for life”) are based on rider years, not calendar or policy years (if different from rider years).

•	Excess withdrawals may cause you to lose the benefit of the rider.

Total Withdrawal Base. We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value (less premium enhancements if the rider is added in the first policy year). After the rider date, the total withdrawal base is equal to:

•	the total withdrawal base on the rider date; plus

•	subsequent premium payments; less

•	subsequent adjusted partial withdrawals (as described below).

We will calculate separate total withdrawal bases for the “principal back” and “for life” guarantees.

Minimum Remaining Withdrawal Amount. The minimum remaining withdrawal amount represents the total amount of guaranteed withdrawals still available under the rider. The minimum remaining withdrawal amount on the rider date is the policy value (less premium enhancements if the rider is added in the first policy year). After the rider date, the minimum remaining withdrawal amount is equal to:

•	the minimum remaining withdrawal amount on the rider date; plus

•	subsequent premium payments; less

•	subsequent adjusted partial withdrawals (as described below).

We will calculate separate minimum remaining withdrawal amounts for the “principal back” and “for life” guarantees.

Adjusted Partial Withdrawals. Each rider year, gross partial withdrawals up to the maximum annual withdrawal amount for the “principal back” and “for life” guarantees will reduce the minimum remaining withdrawal amount on a dollar-for-dollar basis but will not reduce the total withdrawal base for the “principal back” and “for life” guarantees. Gross partial withdrawals in excess of the maximum annual withdrawal amount for the “principal back” and “for life” guarantees will reduce the total withdrawal base and minimum remaining withdrawal amount for the “principal back” and “for life” by guarantees a pro rata amount (possibly to zero). Please contact us or your registered representative to obtain the supplement to the Statement of Additional Information, “Living Benefits Rider Adjusted Partial Withdrawal,” which provides examples showing the effect of a withdrawal. Excess withdrawals may eliminate the guarantees.

Please note: Gross partial withdrawals of the “principal back” maximum annual withdrawal amount will result in an excess partial withdrawal under the “for life” guarantee, as will any partial withdrawal before the rider anniversary following the annuitant’s 59th birthday, and will reduce the “for life” maximum annual withdrawal amount, “for life” total withdrawal base, and “for life” minimum remaining withdrawal amount and such reduction may be on a greater than dollar-for-dollar basis. The effect of a 7% “principal back” withdrawal on the “For Life” benefit is illustrated below.

6

			5% “For Life”
Date	Policy Value before the Withdrawal	Gross Withdrawal	Total Withdrawal Base (TWB)	TWB Adjustment	Minimum Remaining Withdrawal Amount (MRWA)	MRWA Adjustment	Maximum Annual Withdrawal Amount
11/01/03	$100,000	—	$100,000.00	—	$100,000.00	—	$5,000.00
10/31/05	$95,000	$7,000.00	$97,777.78	$2,222.22	$92,888.89	$7,111.11	$4,888.89

As this illustration shows, a 7% “principal back” withdrawal reduces the 5% “for life” total withdrawal base by $2,222.22, the 5% “for life” minimum remaining withdrawal amount by $7,111.11, and the 5% “for life” maximum annual withdrawal amount by $111.11.

Living Benefits Rider Fee

A rider fee, 0.60% of the “principal back” total withdrawal base on each rider anniversary, is charged annually prior to annuitization. We will also deduct the rider fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment option. Generally, the rider fee is deducted regardless of your values (i.e., even if your policy value exceeds your total withdrawal base).

We will continue to calculate the rider fee using the “principal back” total withdrawal base even after the “principal back” minimum remaining withdrawal amount reaches zero. The “principal back” total withdrawal base is always greater than or equal to the “for life” total withdrawal base.

Portfolio Allocation Method

If you elect the living benefits rider, the Portfolio Allocation Method (“PAM”) will automatically be in effect. PAM is designed to help manage portfolio risk and support the guarantees under the living benefits rider. Using PAM, we will monitor your policy value and may transfer amounts back and forth between the PAM Transamerica U.S. Government Securities –Service Class subaccount (which invests in the Transamerica U.S. Government Securities – Service Class portfolio of the AEGON/Transamerica Series Fund, Inc.) or certain guaranteed period options of the fixed account (each a “PAM investment option” and collectively, the “PAM investment options”) and the variable investment options you choose. You should read the underlying fund prospectus for the variable PAM investment option(s) carefully before you elect the living benefits rider. We will transfer amounts from your variable investment options to the PAM investment options to the extent we deem, at our sole discretion, necessary to support the guarantees under the rider. We will transfer amounts to the PAM investment options proportionally from all your variable investment options. Currently, PAM transfers are being made to the PAM Transamerica U.S. Government Securities – Service Class Subaccount.

PAM is designed to help reduce portfolio risk associated with negative performance. Using PAM, we will transfer amounts from your variable investment options to the PAM investment options to the extent we deem, in our sole discretion, necessary to help manage portfolio risk and support the guarantees under the living benefits rider. You should not view the living benefits rider nor PAM as a “market timing” or other type of investment program designed to enhance your policy value. If you choose this rider, it may result in a lower

7

policy value in certain situations. If policy value is transferred from your chosen variable investment options to the PAM investment options, less of your policy value may be available to participate in any future positive investment performance of your variable investment options. This may potentially provide a lower policy value than if you did not select the living benefits rider.

We will use a mathematical model to compare your policy value and the guarantees to be provided in the future. Based upon this comparison, we may transfer some or all of your policy value to or from the PAM investment options.

You may not allocate premium payments to, nor transfer policy value into or out of, the PAM investment options. PAM transfers are not subject to any transfer fee and do not count against the number of any free transfers we allow. Transfers out of a fixed account PAM investment option are at our discretion and may be subject to an excess interest adjustment if the transfer occurs before the end of a guarantee period. Any transfer to your variable investment options will be allocated into your variable investment options in proportion to the amount of policy value in each variable investment option.

Generally, transfers to the PAM investment options first occur when the policy value drops by a cumulative amount of 3% to 5% over any period of time, although we may make transfers to the PAM investment options when the policy value drops by less than 3%. If the policy value continues to fall, more transfers to the PAM investment options will occur. When a transfer occurs, the transferred policy value is allocated to the PAM investment option(s) we deem appropriate. The policy value allocated to the PAM investment options will remain there unless the performance of your chosen investment options recovers sufficiently to enable us to transfer amounts back to your investment options while maintaining the guarantees under the living benefits rider. This generally occurs when the policy value increases by 5% to 10% in relation to the guarantees, although we may require a larger increase before transferring amounts back to your investment options.

Upgrades

Prior to the annuitant’s 86th birthday, you can upgrade the total withdrawal base and guaranteed future value to the policy value after the third rider anniversary by sending us written notice. At that time the minimum remaining withdrawal amounts will also be upgraded to the policy value and the maximum annual withdrawal amounts will be recalculated.

If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date, guaranteed future value date, and its own rider fee percentage (which may be higher than your current rider fee percentage). The “principal back” and “for life” withdrawal percentages will not change. The new rider date will be the date the Company receives all necessary information.

Other

You cannot elect this rider if you have elected certain other optional benefits. Please contact us or your registered representative for more information.

Termination

The living benefits rider will terminate upon the earliest of the following:

•	the date we receive written notice from you requesting termination of the living benefits rider (you may not terminate the rider before the third rider anniversary);

•	annuitization; or

•	termination of your policy.

This supplement summarizes the Living Benefits rider. The application and operation of the Living Benefits rider are governed by the terms and conditions of the rider itself. The living benefits rider may vary for certain policies and may not be available for all policies.

8

TRANSAMERICA FREEDOM VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement dated May 1, 2006

to the

Prospectus dated May 1, 2006

5 FOR LIFE RIDER

You may elect to purchase the optional 5 For Life rider which provides you with a guaranteed minimum withdrawal benefit. This rider is available during the accumulation phase but it will not be issued if the annuitant is age 91 or older. The maximum issue age may be lower if required by state law.

The 5 For Life rider may vary for certain policies and may not be available for all policies. Please contact Transamerica at (800) 525-6205 for additional information regarding the availability of the 5 For Life rider.

In addition, the tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the 5 for Life rider for a qualified policy.

This supplement hereby amends, and to the extent inconsistent replaces, the prospectus disclosure.

ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES(1)

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment choices. State premium taxes may also be deducted and excess interest adjustments may be made to amounts surrendered or applied to annuity payment options from cash value from the fixed account.

Policy Owner Transaction Expenses:
Sales Load On Purchase Payments	0%
Maximum Surrender Charge (as a % of premium payments surrendered)(2)	0%
Transfer Fee(3)	$0 - $10

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including portfolio fees and expenses.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica Freedom Variable Annuity dated May 1, 2006

1

Annual Service Charge(4)	$0 - $35 Per Policy
Separate Account Annual Expenses (as a percentage of average account value):
Base Separate Account Expenses:
Mortality and Expense Risk Fee(5)	1.55%
Administrative Charge	0.15%
Total Base Separate Account Annual Expenses	1.70%
Optional Separate Account Expenses:
Double Enhanced Death Benefit(6)	0.50%
Annual Step-Up Death Benefit(7)	0.20%
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses(8)	2.20%
Annual Optional Rider Fees:
Additional Death Distribution(9)	0.25%
Additional Death Distribution+(10)	0.55%
5 For Life Rider(11)	0.60%

The next item shows the lowest and highest total operating expenses charged by the portfolio companies for the year ended December 31, 2005 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolio.

Total Portfolio Annual Operating Expenses(12):	Minimum	Maximum
Expenses that are deducted from portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses.	0.65%	1.42%

The following Example is intended to help you compare the costs of investing in the policy with the cost of investing in other variable annuity policies. These costs include policy owner transaction expenses, policy fees, separate account annual expenses, and portfolio fees and expenses.

The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the highest fees and expenses of any of the portfolios for the year ended December 31, 2005, and the highest combination of separate account expenses and optional rider fees (including any riders offered by supplement). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Example(13)	1 Year	3 Year	5 Year	10 Year
If the policy is surrendered at the end of the applicable time period.	$479	$1464	$2484	$5200
If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy.	$553	$1678	$2826	$5805

For information concerning compensation paid for the sale of the policies, see “Distributor of the Policies.”

(1)	During the income phase the fees may be different than those described in the Fee Table. See Section 5, Expenses.

(2)	If you select the Life with Emergency CashSM annuity payment option, you will be subject to a surrender charge after the annuity commencement date. See Section 5, Expenses.

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(3)	The transfer fee, if any is imposed, applies to each policy, regardless of how policy value is allocated among the separate account and the fixed account. There is no fee for the first 12 transfers per year. For additional transfers, Transamerica may charge a fee of $10 per transfer.

(4)	The annual service charge applies to the fixed account and the separate account, and is assessed on a pro rata basis relative to each account's policy value as a percentage of the policy's total policy value. The annual service charge is deducted on each policy anniversary and at the time of surrender. We may waive the service charge in certain instances.

(5)	The mortality and expense risk fee shown (1.55%) is for the accumulation phase with the “Return of Premium Death Benefit.”

(6)	The fee for the “Double Enhanced Death Benefit” (0.50%) is in addition to the mortality and expense risk and administrative fee.

(7)	The fee for the “Annual Step-Up Death Benefit” (0.20%) is in addition to the mortality and expense risk and administrative fee.

(8)	The Double Enhanced Death Benefit fee is included herein.

(9)	The annual Additional Death Distribution fee is 0.25% of the policy value and is deducted only during the accumulation phase.

(10)	The annual Additional Death Distribution+ fee is 0.55% of the policy value and is deducted only during accumulation phase.

(11)	The fee is a percentage of the total withdrawal base.

(12)	The fee table information relating to the underlying fund portfolios is for the year ending December 31, 2005 (unless otherwise noted) and was provided to Transamerica by the underlying fund portfolios, their investment advisors or managers. Transamerica has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the portfolios may be greater or less than those shown in the Table.

(13)	The Example does not reflect premium tax charges or transfer fees. Different fees and expense not reflected in the Example may be assessed during the income phase of the policy.

Please remember that the Example is an illustration and does not represent past or future expenses. Your actual expenses may be lower or higher than those shown. Similarly, your rate of return may be more or less than the 5% assumed in the Example.

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5 For Life Benefit

This benefit is intended to provide a level of cash withdrawals regardless of the performance of the variable investment options you select. If you elect this benefit, we will provide a maximum annual withdrawal amount regardless of your policy value (your ability to change the frequency or amount of your withdrawal ceases if your policy value reaches zero). Under this benefit, you can withdraw up to 5% of the total withdrawal base each calendar year starting with the calendar year immediately following the annuitant’s 59th birthday until the annuitant’s death (unless your total withdrawal base is reduced to zero because of “excess withdrawals”—see Total Withdrawal Base and Adjusted Partial Withdrawals, below). All withdrawals before age 59 are excess withdrawals, and a penalty tax may be assessed on amounts surrendered from the policy before the annuitant reaches age 59 1/2.

Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 55 years old. Further assume that you do not make any additional withdrawals or premium payments, but that after five years your policy value has declined to $70,000 solely because of negative investment performance. You could still withdraw up to $5,000 each calendar year for the rest of your life (assuming that you do not withdraw more than $5,000 in any one year.)

Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. Please note, the amount of your gross partial withdrawal may impact the maximum annual withdrawal amount, total withdrawal base, and minimum remaining withdrawal amount and such impact may be on a greater than dollar-for-dollar basis.

Withdrawals under this benefit also:

•	reduce your policy value;

•	reduce your death benefit and other benefits;

•	may be subject to surrender charges and excess interest adjustments;

•	may be subject to income taxes and federal tax penalties; and

•	may be limited or restricted under certain qualified policies.

Rider Issue Requirements. The Company will not issue the 5 For Life Rider unless:

•	the annuitant is age 90 or younger;

•	the annuitant is also an owner (except in the case of non-natural owners);

•	there are no more than two owners.

Maximum Annual Withdrawal Amount. You can withdraw up to the maximum annual withdrawal amount in any calendar year without causing an excess withdrawal. (See Adjusted Partial Withdrawals as described below.)

The maximum annual withdrawal amount is zero if the annuitant is not 59 years old on the rider date (i.e., the date the rider is added to the policy). The maximum annual withdrawal amount remains zero until the first day of the calendar year after the annuitant’s 59th birthday. The maximum annual withdrawal amount for that calendar year and each subsequent calendar year is equal to 5% of the total withdrawal base.

If the annuitant is at least 59 years old on the rider date, the maximum annual withdrawal amount in the calendar year the rider is elected is equal to 5% of the total withdrawal base prorated based on the number of days from the rider date

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to the end of the calendar year. Thereafter, the maximum annual withdrawal amount for each calendar year is equal to 5% of the total withdrawal base.

For qualified policies:

If the annuitant is at least 70 1/2 years old, the maximum annual withdrawal amount for that calendar year (and each subsequent calendar year) is equal to the greater of:

•	the maximum annual withdrawal amount described above; or

•	an amount equal to a minimum required distribution amount calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, and (4) amounts from the current calendar year (no carry-over from past years). An amount not calculated as set forth above cannot be used as the maximum annual withdrawal amount.

You can take withdrawals under this rider regardless of your policy value; however, once your policy value reaches zero, you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to continue withdrawals under this rider after your policy value reaches zero, you must select the frequency of future withdrawals. Once selected, the amount and frequency of future withdrawals after your policy value reaches zero cannot be changed.

Please note:

•	The maximum annual withdrawal amount described above is based on calendar years, not rider or policy years.

•	If the rider is added prior to the annuitant’s 59th birthday, the maximum annual withdrawal amount will be zero until the beginning of the calendar year (January 1st) after the annuitant’s 59th birthday, however, you will still be charged a rider fee prior to this time.

•	Excess withdrawals may cause you to lose the benefit of the rider.

•	All policy value must be allocated to a limited number of funds.

Total Withdrawal Base. We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value (less any premium enhancement). After the rider date, the total withdrawal base is equal to the total withdrawal base on the rider date, plus subsequent premium payments, less subsequent adjusted partial withdrawals.

Minimum Remaining Withdrawal Amount. The minimum remaining withdrawal amount represents the total amount of guaranteed withdrawals still available under the rider. The minimum remaining withdrawal amount on the rider date is the policy value (less any premium enhancement if the rider is added in the first policy year). After the rider date, the minimum remaining withdrawal amount is equal to:

•	the minimum remaining withdrawal amount on the rider date; plus

•	subsequent premium payments; less

•	subsequent adjusted partial withdrawals (as described below).

Adjusted Partial Withdrawals. Each rider year, gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount on a dollar-for-dollar basis, but will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount (“excess withdrawals”)

5

will reduce the total withdrawal base and minimum remaining withdrawal amount by the greater of the dollar amount of the excess withdrawal or a pro rata amount (possibly to zero). See the SAI for examples showing the effect of hypothetical withdrawals in more detail. Excess withdrawals may eliminate the guarantee offered by this rider.

Please note:

•	Since the total withdrawal base is equal to the policy value on the rider date, the maximum annual withdrawal amount may decrease if the policy value decreases prior to the rider date.

•	Upon the death of the annuitant, the 5 for Life rider terminates and no additional guaranteed withdrawals exist.

5 For Life Rider Fee. A rider fee, 0.60% of the total withdrawal base on each rider anniversary, is charged annually prior to annuitization. We will also deduct the rider fee pro rata upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment option. Generally, the rider fee is deducted regardless of your values (i.e., even if your policy value exceeds your total withdrawal base).

Designated Investment Options. If you elect the 5 For Life rider, you must allocate 100% of your policy value to one or more of the following “designated funds:”

Asset Allocation – Conservative Portfolio – Service Class

Asset Allocation – Moderate Portfolio – Service Class

Asset Allocation – Moderate Growth Portfolio – Service Class

International Moderate Growth Fund – Service Class

Transamerica Balanced – Service Class

Transamerica Money Market – Service Class

Fixed Account

If you elect this rider, you may transfer amounts among the designated funds; however, you cannot transfer any amount to any other subaccount. After the third rider anniversary, you can terminate this rider. Terminating the rider will result in losing all your benefits under this rider. Starting the next business day, you may transfer to a non-designated fund.

Upgrades. You can upgrade the total withdrawal base to the policy value after the third rider anniversary by sending us written notice (we reserve the right to limit your upgrade election to a 30-day period following a rider anniversary after the 4th rider anniversary). At this time the minimum remaining withdrawal amount and maximum annual withdrawal amount will be recalculated. If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date and its own rider fee percentage (which may be higher than your current rider fee percentage). The new rider date will be the date the Company receives all necessary information.

Death Benefit. If you elect the 5 For Life rider, upon the death of the annuitant we will add an additional amount to the death benefit payable. The additional amount will be equal to the excess, if any, of the minimum remaining withdrawal amount over the base policy death benefit.

Please Note: If an owner who is not the annuitant dies and the surviving spouse continues the policy, no additional amount is payable. If the policy is not continued, the surviving owner (who is also the sole beneficiary) may elect to

6

receive life time income payments equal to the maximum annual withdrawal amount divided by the number of payments each year instead of receiving the policy’s cash value.

Termination. The 5 For Life rider will terminate upon the earliest of the following:

•	the date we receive written notice from you requesting termination of the 5 For Life rider (you may not terminate the rider before the third rider anniversary);

•	the annuitant’s death;

•	annuitization; or

•	termination of your policy.

This supplement summarizes the 5 for Life rider. The application and operation of the 5 for Life rider are governed by the terms and conditions of the rider itself. The 5 For Life rider may vary for certain optional features, certain policies and may not be available for all policies.

7

TRANSAMERICA FREEDOM VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement dated May 1, 2006

to the

Prospectus dated May 1, 2006

5 FOR LIFE WITH GROWTH RIDER

You may elect to purchase the optional 5 for Life with Growth rider which provides you with a guaranteed minimum withdrawal benefit. This rider is available during the accumulation phase but it will not be issued if the annuitant is younger than 55 or older than 80. The maximum issue age may be lower if required by state law.

The 5 for Life with Growth rider may vary for certain policies and may not be available for all policies. Please contact Transamerica at (800) 525-6205 for additional information regarding the availability of the 5 for Life with Growth rider.

In addition, the tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the 5 for Life with Growth rider for a qualified plan.

This supplement hereby amends, and to the extent inconsistent replaces, the prospectus disclosure.

ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES(1)

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment choices. State premium taxes may also be deducted and excess interest adjustments may be made to amounts surrendered or applied to annuity payment options from cash value from the fixed account.

Policy Owner Transaction Expenses:
Sales Load On Purchase Payments	0%
Maximum Surrender Charge (as a % of premium payments surrendered)(2)	0%
Transfer Fee(3)	$0 -$10

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including portfolio fees and expenses.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica Freedom Variable Annuity dated May 1, 2006

Annual Service Charge(4)	$0 - $35 Per Policy
Separate Account Annual Expenses (as a percentage of average account value):
Base Separate Account Expenses:
Mortality and Expense Risk Fee(5)	1.55%
Administrative Charge	0.15%
Total Base Separate Account Annual Expenses	1.70%
Optional Separate Account Expenses:
Double Enhanced Death Benefit(6)	0.50%
Annual Step-Up Death Benefit(7)	0.20%
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses(8)	2.20%
Annual Optional Rider Fees:
Additional Death Distribution(9)	0.25%
Additional Death Distribution+(10)	0.55%
5 for Life with Growth Rider (with additional death benefit)(11)	0.85%
5 for Life with Growth Rider (without additional death benefit)(11)	0.60%

The next item shows the lowest and highest total operating expenses charged by the portfolio companies for the year ended December 31, 2005 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolio.

Total Portfolio Annual Operating Expenses(12):	Minimum	Maximum
Expenses that are deducted from portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses.	0.65%	1.42%

The following Example is intended to help you compare the costs of investing in the policy with the cost of investing in other variable annuity policies. These costs include policy owner transaction expenses, policy fees, separate account annual expenses, and portfolio fees and expenses.

The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the highest fees and expenses of any of the portfolios for the year ended December 31, 2005, and the highest combination of separate account expenses and optional rider fees (including any riders offered by supplement). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Example(13)	1 Year	3 Year	5 Year	10 Year
If the policy is surrendered at the end of the applicable time period.	$479	$1464	$2484	$5200
If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy.	$553	$1678	$2826	$5805

For information concerning compensation paid for the sale of the policies, see “Distributor of the Policies.”

(1)	During the income phase the fees may be different than those described in the Fee Table. See Section 5, Expenses.

(2)	If you select the Life with Emergency CashSM annuity payment option, you will be subject to a surrender charge after the annuity commencement date. See Section 5, Expenses.

(3)	The transfer fee, if any is imposed, applies to each policy, regardless of how policy value is allocated among the separate account and the fixed account. There is no fee for the first 12 transfers per year. For additional transfers, Transamerica may charge a fee of $10 per transfer.

2

(4)	The annual service charge applies to the fixed account and the separate account, and is assessed on a pro rata basis relative to each account’s policy value as a percentage of the policy’s total policy value. The annual service charge is deducted on each policy anniversary and at the time of surrender. We may waive the service charge in certain instances.

(5)	The mortality and expense risk fee shown (1.55%) is for the accumulation phase with the “Return of Premium Death Benefit.”

(6)	The fee for the “Double Enhanced Death Benefit” (0.50%) is in addition to the mortality and expense risk and administrative fee.

(7)	The fee for the “Annual Step-Up Death Benefit” (0.20%) is in addition to the mortality and expense risk and administrative fee.

(8)	The Double Enhanced Death Benefit fee is included herein.

(9)	The annual Additional Death Distribution fee is 0.25% of the policy value and is deducted only during the accumulation phase.

(10)	The annual Additional Death Distribution+ fee is 0.55% of the policy value and is deducted only during accumulation phase.

(11)	The fee is a percentage of the total withdrawal base.

(12)	The fee table information relating to the underlying fund portfolios is for the year ending December 31, 2005 (unless otherwise noted) and was provided to Transamerica by the underlying fund portfolios, their investment advisors or managers. Transamerica has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the portfolios may be greater or less than those shown in the Table.

(13)	The Example does not reflect premium tax charges or transfer fees. Different fees and expense not reflected in the Example may be assessed during the income phase of the policy.

Please remember that the Example is an illustration and does not represent past or future expenses. Your actual expenses may be lower or higher than those shown. Similarly, your rate of return may be more or less than the 5% assumed in the Example.

5 for Life with Growth Benefit

This benefit is intended to provide an accumulating withdrawal base during the growth period, thereafter a stable withdrawal base and a level of cash withdrawals regardless of the performance of the variable investment options you select. If you elect this benefit, we will provide a maximum annual withdrawal amount regardless of your policy value while the annuitant is living (your ability to change the frequency or amount of your withdrawal ceases if your policy value reaches zero). Under this benefit, you can withdraw up to 5% of the total withdrawal base each calendar year that

3

the annuitant is living (unless your total withdrawal base is reduced to zero because of “excess withdrawals”; see “Total Withdrawal Base” and “Total Withdrawal Base Adjustments,” below).

Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 61 years old. Further assume that you do not make any additional withdrawals or premium payments, but that after five years your policy value has declined to $70,000 solely because of negative investment performance. At that time, you could still withdraw up to $6,381 each calendar year for the rest of your life (assuming that you do not withdraw more than $6,381 in any one year.)

Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. Please note, the amount of your gross partial withdrawal may impact the maximum annual withdrawal amount, total withdrawal base, and minimum remaining withdrawal amount, and such impact may be on a greater than dollar-for-dollar basis.

Like all withdrawals, withdrawals under this benefit also:

•	reduce your policy value;

•	reduce your base policy death benefit and other benefits;

•	may be subject to surrender charges and excess interest adjustments;

•	may be subject to income taxes and federal tax penalties; and

•	may be limited or restricted under certain qualified policies.

Rider Issue Requirements. The Company will not issue the 5 for Life with Growth rider unless:

•	the annuitant is at least 55 and not yet age 81;

•	the annuitant is also an owner (except in the case of non-natural owners); and

•	there are no more than two owners.

Maximum Annual Withdrawal Amount. You can withdraw up to the maximum annual withdrawal amount in any calendar year without causing an excess withdrawal. See “Total Withdrawal Base Adjustments” and “Minimum Remaining Withdrawal Adjustments,” below.

The maximum annual withdrawal amount is zero if the annuitant is not 59 years old on the rider date (i.e., the date the rider is added to the policy). The maximum annual withdrawal amount remains zero until the first day of the calendar year after the annuitant’s 59th birthday. The maximum annual withdrawal amount for that calendar year and each subsequent calendar year is equal to 5% of the total withdrawal base.

If the annuitant is at least 59 years old on the rider date, the maximum annual withdrawal amount in the calendar year the rider is elected is equal to 5% of the total withdrawal base prorated based on the number of days from the rider date to the end of the calendar year. Thereafter, the maximum annual withdrawal amount for each calendar year is equal to 5% of the total withdrawal base.

For qualified policies:

If the annuitant is at least 70 1/2 years old, the maximum annual withdrawal amount for that calendar year (and each subsequent calendar year) is equal to the greater of:

•	the maximum annual withdrawal amount described above; or

4

•	an amount equal to a minimum required distribution amount calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (including the present value of any additional benefits provided under the policy to the extent required to be taken into account under IRS guidance) and (4) amounts from the current calendar year (no carry-over from past years). An amount not calculated as set forth above cannot be used as the maximum annual withdrawal amount.

You can take withdrawals under this rider regardless of your policy value; however, once your policy value reaches zero, you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to continue withdrawals guaranteed by this rider after your policy value reaches zero, you must select the frequency of future withdrawals. Once selected, the amount and frequency of future withdrawals after your policy value reaches zero cannot be changed.

Please note:

•	The maximum annual withdrawal amount described above is based on calendar years, not rider or policy years.

•	If the rider is added prior to the annuitant’s 59th birthday, the maximum annual withdrawal amount will be zero until the beginning of the calendar year (January 1st) after the annuitant’s 59th birthday, however, you will still be charged a rider fee prior to this time.

•	Excess withdrawals may cause you to lose the benefit of the rider.

•	All policy value must be allocated to a limited number of funds.

Growth Period. The growth period begins on the rider date and ends at the earlier of the first withdrawal or the tenth rider anniversary.

Total Withdrawal Base. We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value (less any premium enhancement, if the rider is added in the first policy year).

The total withdrawal base during the growth period is equal to:

•	the total withdrawal base on the rider date; plus

•	premiums added during the growth period;

•	accumulated at an annual effective rate of 5% (the accumulation stops at the end of the growth period).

The total withdrawal base after the growth period is equal to:

•	the total withdrawal base at the end of the growth period; plus

•	any premiums added after the growth period; less

•	any adjustments for withdrawals (as described under “Total Withdrawal Base Adjustments” below) including the withdrawal, if any, which ended the growth period.

Note carefully: The growth (or accumulation) at 5% applies only to the total withdrawal base, and the growth rate has no effect on the policy value.

Total Withdrawal Base Adjustments. Gross partial withdrawals up to the maximum annual withdrawal amount will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount

5

(“excess withdrawals”) will reduce the total withdrawal base by the greater of the dollar amount of the excess withdrawal or a pro rata amount (possibly to zero). See the SAI for examples showing the effect of hypothetical withdrawals in more detail. Excess withdrawals may eliminate the guarantee offered by this rider.

Please note:

•	Since the total withdrawal base is equal to the policy value on the rider date, the maximum annual withdrawal amount may decrease if the policy value decreases prior to the rider date.

•	Upon the death of the annuitant, the 5 for Life with Growth rider terminates and no additional guaranteed withdrawals exist.

Additional Death Benefit available with the 5 for Life with Growth Benefit

If you elect the 5 for Life with Growth benefit, you can also elect for us to add an additional amount to the death benefit payable under the base policy, upon the death of the annuitant. The additional amount will be equal to the excess, if any, of the minimum remaining withdrawal amount over the base policy death benefit.

Minimum Remaining Withdrawal Amount. The minimum remaining withdrawal amount on the rider date is the policy value (less any premium enhancement if the rider is added in the first policy year). After the rider date, the minimum remaining withdrawal amount is equal to:

•	the minimum remaining withdrawal amount on the rider date; plus

•	subsequent premium payments; less

•	adjustments for withdrawals (as described under “Minimum Remaining Withdrawal Amount Adjustments,” below).

Minimum Remaining Withdrawal Amount Adjustments. Gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount on a dollar-for-dollar basis. Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by the greater of the dollar amount of the excess withdrawal or a pro rata amount (possibly to zero). See the SAI for examples showing the effect of hypothetical withdrawals in more detail. Excess withdrawals may eliminate the additional death benefit available with the 5 for Life with Growth rider.

Please note:

•	If an owner who is not the annuitant dies and the surviving spouse continues the policy, no additional amount is payable. If the policy is not continued, the surviving owner (who is also the sole beneficiary) may elect to receive life time income payments equal to the maximum annual withdrawal amount divided by the number of payments each year instead of receiving the cash value.

•	The minimum remaining withdrawal amount does not accumulate, and the growth benefit has no effect on policy value.

5 for Life with Growth Rider Fee. A rider fee, 0.60% of the total withdrawal base on each rider anniversary if you do not elect the additional death benefit and 0.85% of the total withdrawal base on each rider anniversary if you do elect the additional death benefit, is charged annually prior to annuitization. We will also deduct the rider fee pro rata upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment option. Generally, the rider fee is deducted regardless of your values (i.e., even if your policy value exceeds your total withdrawal base).

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Designated Investment Options. If you elect the 5 for Life with Growth rider, you must allocate 100% of your policy value to one or more of the following “designated funds:”

Asset Allocation – Conservative Portfolio – Service Class

Asset Allocation – Moderate Portfolio – Service Class

Asset Allocation – Moderate Growth Portfolio – Service Class

International Moderate Growth Fund – Service Class

Transamerica Balanced – Service Class

Transamerica Money Market – Service Class

Fixed Account

If you elect this rider, you may transfer amounts among the designated funds; however, you cannot transfer any amount to any other subaccount. After the third rider anniversary, you can terminate this rider. Terminating the rider will result in losing all your benefits under this rider. Starting the next business day, you may transfer to a non-designated fund.

Upgrades. You can upgrade the total withdrawal base to the policy value after the third rider anniversary by sending us written notice (we reserve the right to limit your upgrade election to a 30-day period following a rider anniversary after the 4th rider anniversary). At this time the minimum remaining withdrawal amount and maximum annual withdrawal amount will be recalculated. If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date and its own rider fee percentage (which may be higher than your current rider fee percentage) and growth rate. The new rider date will be the date the Company receives all necessary information.

Termination. The 5 for Life with Growth rider will terminate upon the earliest of the following:

•	the date we receive written notice from you requesting termination of the 5 for Life with Growth rider (you may not terminate the rider before the third rider anniversary);

•	the annuitant’s death;

•	annuitization; or

•	termination of your policy.

This supplement summarizes the 5 for Life with Growth rider. The application and operation of the 5 for Life with Growth rider are governed by the terms and conditions of the rider itself. The 5 for Life with Growth rider may vary for certain policies and may not be available for all policies.

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TRANSAMERICA FREEDOM VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement dated May 1, 2006

to the

Prospectus dated May 1, 2006

INCOME SELECT FOR LIFE

You may elect to purchase the optional Income Select for Life rider which provides you with a guaranteed minimum withdrawal benefit if you invest in certain designated funds. This rider is available during the accumulation phase but it will not be issued if the annuitant is younger than 55 or older than 80. The maximum issue age may be lower if required by state law.

The Income Select for Life rider may vary for certain policies and may not be available for all policies. Please contact Transamerica at (800) 525-6205 for additional information regarding the availability of the Income Select for Life rider.

In addition, the tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the Income Select for Life rider for a qualified policy.

This supplement hereby amends, and to the extent inconsistent replaces, the prospectus disclosure.

ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES(1)

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment choices. State premium taxes may also be deducted and excess interest adjustments may be made to amounts surrendered or applied to annuity payment options from cash value from the fixed account.

Policy Owner Transaction Expenses:
Sales Load On Purchase Payments	0%
Maximum Surrender Charge (as a % of premium payments surrendered)(2)	0%
Transfer Fee(3)	$0 - $10

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including portfolio fees and expenses.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica Freedom Variable Annuity dated May 1, 2006

Annual Service Charge(4)		$0 - $35 Per Policy
Separate Account Annual Expenses (as a percentage of average account value):
Base Separate Account Expenses:
Mortality and Expense Risk Fee(5)		1.55%
Administrative Charge		0.15%
Total Base Separate Account Annual Expenses		1.70%
Optional Separate Account Expenses:
Double Enhanced Death Benefit(6)		0.50%
Annual Step-Up Death Benefit(7)		0.20%
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses(8)		2.20%
Annual Optional Rider Fees:
Additional Death Distribution(9)		0.25%
Additional Death Distribution+(10)		0.55%

	Single Life Option	Joint Life Option
Income Select for Life Rider – base benefit(11)	0.40%	0.60%
Additional Benefits available with the Income Select for Life Rider
Growth(12)	0.25%	0.50%
Death(12)	0.25%	0.20%
Income Enhancement(12)	0.10%	0.20%
Total Income Select for Life Rider Fees with Highest Combination of Benefits	1.00%	1.50%

The next item shows the lowest and highest total operating expenses charged by the portfolio companies for the year ended December 31, 2005 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolio.

Total Portfolio Annual Operating Expenses(13):	Minimum	Maximum
Expenses that are deducted from portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses.	0.65%	1.42%

The following Example is intended to help you compare the costs of investing in the policy with the cost of investing in other variable annuity policies. These costs include policy owner transaction expenses, policy fees, separate account annual expenses, and portfolio fees and expenses.

The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the highest fees and expenses of any of the portfolios for the year ended December 31, 2005, and the highest combination of separate account expenses and optional rider fees (including any riders offered by supplement). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Example(14)	1 Year	3 Year	5 Year	10 Year
If the policy is surrendered at the end of the applicable time period.	$479	$1464	$2484	$5200
If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy.	$553	$1678	$2826	$5805

For information concerning compensation paid for the sale of the policies, see “Distributor of the Policies.”

(1)	During the income phase the fees may be different than those described in the Fee Table. See Section 5, Expenses.

(2)	If you select the Life with Emergency CashSM annuity payment option, you will be subject to a surrender charge

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after the annuity commencement date. See Section 5, Expenses.

(3)	The transfer fee, if any is imposed, applies to each policy, regardless of how policy value is allocated among the separate account and the fixed account. There is no fee for the first 12 transfers per year. For additional transfers, Transamerica may charge a fee of $10 per transfer.

(4)	The annual service charge applies to the fixed account and the separate account, and is assessed on a pro rata basis relative to each account's policy value as a percentage of the policy's total policy value. The annual service charge is deducted on each policy anniversary and at the time of surrender. We may waive the service charge in certain instances.

(5)	The mortality and expense risk fee shown (1.55%) is for the accumulation phase with the “Return of Premium Death Benefit.”

(6)	The fee for the “Double Enhanced Death Benefit” (0.50%) is in addition to the mortality and expense risk and administrative fee.

(7)	The fee for the “Annual Step-Up Death Benefit” (0.20%) is in addition to the mortality and expense risk and administrative fee.

(8)	The Double Enhanced Death Benefit fee is included herein.

(9)	The annual Additional Death Distribution fee is 0.25% of the policy value and is deducted only during the accumulation phase.

(10)	The annual Additional Death Distribution+ fee is 0.55% of the policy value and is deducted only during accumulation phase.

(11)	The fee is a percentage of the total withdrawal base.

(12)	This fee is a percentage of the total withdrawal base and is in addition to the Income Select for Life Rider fee.

(13)	The fee table information relating to the underlying fund portfolios is for the year ending December 31, 2005 (unless otherwise noted) and was provided to Transamerica by the underlying fund portfolios, their investment advisors or managers. Transamerica has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the portfolios may be greater or less than those shown in the Table.

(14)	The Example does not reflect premium tax charges or transfer fees. Different fees and expense not reflected in the Example may be assessed during the income phase of the policy.

Please remember that the Example is an illustration and does not represent past or future expenses. Your actual expenses may be lower or higher than those shown. Similarly, your rate of return may be more or less than the 5% assumed in the Example.

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Income Select for Life – Base Benefit

This benefit is intended to provide a level of cash withdrawals regardless of the performance of the designated investment options you select. If you elect this benefit, we will provide a maximum annual withdrawal amount regardless of your policy value (your ability to change the frequency or amount of your withdrawal ceases if your policy value reaches zero). Under this benefit, you can withdraw up to the maximum annual withdrawal amount each calendar year starting with the calendar year immediately following the annuitant’s 59th birthday until the annuitant’s (or the annuitant’s surviving spouse if the joint life option is elected) death (unless your minimum remaining withdrawal amount is reduced to zero because of “excess withdrawals”; see Total Withdrawal Base Adjustments, and Additional Payment Option – Minimum Remaining Withdrawal Amount, below). All withdrawals before age 59 are excess withdrawals, and a penalty tax may be assessed on amounts surrendered from the policy before the annuitant (or the annuitant’s surviving spouse if the joint life option is elected) reaches age 59 1/2.

Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 55 years old. Further assume that you do not make any additional withdrawals or premium payments, but that after five years your policy value has declined to $70,000 solely because of negative investment performance. You could still withdraw up to $4,500 each calendar year for the rest of your life (assuming that you take your first withdrawal when you are age 60—64, and that you do not withdraw more than the maximum annual withdrawal amount in any one year.)

Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. Please note, the amount of your gross partial withdrawal may impact the maximum annual withdrawal amount, total withdrawal base, and minimum remaining withdrawal amount and such impact may be on a greater than dollar-for-dollar basis.

Like all withdrawals, withdrawals under this benefit also:

•	reduce your policy value;

•	reduce your base policy death benefit and other benefits;

•	may be subject to surrender charges and excess interest adjustments;

•	may be subject to income taxes and federal tax penalties; and

•	may be limited or restricted under certain qualified policies.

Maximum Annual Withdrawal Amount. You can withdraw up to the maximum annual withdrawal amount in any calendar year without causing an excess withdrawal. See Total Withdrawal Base Adjustments and Minimum Remaining Withdrawal Adjustments below.

The maximum annual withdrawal amount is zero if the annuitant is not 59 years old on the rider date (i.e., the date the rider is added to the policy). The maximum annual withdrawal amount remains zero until the first day of the calendar year after the annuitant’s 59th birthday. The maximum annual withdrawal amount for that calendar year and each subsequent calendar year is equal to the income benefit percentage (see below) of the total withdrawal base.

If the annuitant is at least 59 years old on the rider date, the maximum annual withdrawal amount in the calendar year the rider is elected is equal to the income benefit percentage of the total withdrawal base prorated based on the number of days from the rider date to the end of the calendar year. Thereafter, the maximum annual withdrawal amount for each calendar year is equal to the income benefit percentage of the total withdrawal base.

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For qualified policies:

If the annuitant is at least 70 1/2 years old, the maximum annual withdrawal amount for that calendar year (and each subsequent calendar year) is equal to the greater of:

•	the maximum annual withdrawal amount described above; or

•	an amount equal to a minimum required distribution amount calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (including the present value of any additional benefits provided under the policy to the extent required to be taken into account under IRS guidance) and (4) amounts from the current calendar year (no carry-over from past years). An amount not calculated as set forth above cannot be used as the maximum annual withdrawal amount.

You can take withdrawals under this rider regardless of your policy value; however, once your policy value reaches zero, you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to continue withdrawals guaranteed by this rider after your policy value reaches zero, you must select the frequency of future withdrawals. Once selected, the amount and frequency of future withdrawals after your policy value reaches zero cannot be changed.

Please note:

•	The maximum annual withdrawal amount described above is based on calendar years, not rider or policy years.

•	If the rider is added prior to the annuitant’s 59th birthday, the maximum annual withdrawal amount will be zero until the beginning of the calendar year (January 1st) after the annuitant’s 59th birthday, however, you will still be charged a rider fee prior to this time.

•	Excess withdrawals may cause you to lose the benefit of the rider.

•	All policy value must be allocated to a limited number of funds.

Income Benefit Percentage. The income benefit percentage is determined by the annuitant’s age at the time of the first withdrawal taken on or after January 1st following the annuitant’s 59th birthday (if the joint life option is elected, the income benefit percentage is governed by the younger of the annuitant or the annuitant’s spouse). The income benefit percentage is as follows:

Age at time of first withdrawal	Income Benefit Percentage
59-64	4.5%
65-69	5.0%
70-74	5.5%
75-79	6.0%
80-84	6.5%
85-89	7.0%
90-94	7.5%
> 95	8.0%

Please note that once established at the time of the first withdrawal on or after the January 1st following the 59th birthday of the annuitant (or if the joint life option is elected, the younger of the annuitant or the annuitant’s spouse), the income benefit percentage will not increase even though the annuitant’s age increases.

5

Total Withdrawal Base. We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value (less any premium enhancement, if the rider is added in the first policy year). After the rider date, the total withdrawal base is equal to the total withdrawal base on the rider date, plus subsequent premium payments, less subsequent Total Withdrawal Base Adjustments.

Total Withdrawal Base Adjustments. Gross partial withdrawals up to the maximum annual withdrawal amount will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount (“excess withdrawals”) will reduce the total withdrawal base by the greater of the dollar amount of the excess withdrawal or a pro rata amount (possibly to zero). See the SAI for examples showing the effect of hypothetical withdrawals in more detail. Excess withdrawals may eliminate any guarantee offered by this rider.

Please note:

•	Since the total withdrawal base is generally equal to the policy value on the rider date, the maximum annual withdrawal amount may decrease if the policy value decreases prior to the rider date.

•	Upon the death of the annuitant, the Income Select for Life rider terminates and no additional guaranteed withdrawals exist.

Designated Investment Options. If you elect the Income Select for Life benefit, you must allocate 100% of your policy value to one or more of the following “designated funds:”

Asset Allocation – Conservative Portfolio – Service Class

Asset Allocation – Moderate Portfolio – Service Class

Asset Allocation – Moderate Growth Portfolio – Service Class

International Moderate Growth Fund – Service Class

Transamerica Balanced – Service Class

Transamerica Money Market – Service Class

Fixed Account

If you elect this rider, you may transfer amounts among the designated funds; however, you cannot transfer any amount to any other subaccount. After the third rider anniversary, you can terminate this rider. Terminating the rider will result in losing all your benefits under this rider. Starting the next business day you may transfer to a non-designated fund.

Upgrades. You can upgrade the total withdrawal base to the policy value after the first rider anniversary by sending us written notice (we reserve the right to limit your upgrade election to a 30-day period following a rider anniversary after the 4th rider anniversary). At this time the minimum remaining withdrawal amount and maximum annual withdrawal amount will be recalculated. If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date and its own rider fee percentage (which may be higher than your current rider fee percentage) and growth rate, if any. The new rider date will be the date the Company receives all necessary information.

Income Select for Life – Additional Options

There are four options you may elect with the Income Select for Life rider. The options are:

•	Growth;

•	Additional Death Payment;

6

•	Joint Life; and

•	Income Enhancement.

1. Growth Option. If you elect the Income Select for Life rider, you can also elect an accumulating total withdrawal base during the growth period.

Growth Period. The growth period begins on the rider date and ends at the earlier of the first withdrawal or the tenth rider anniversary.

Total Withdrawal Base. The total withdrawal base during the growth period is equal to:

•	the total withdrawal base on the rider date; plus

•	premiums added during the growth period;

•	accumulated at an annual effective rate of 5% (the accumulation stops at the end of the growth period).

The total withdrawal base after the growth period is equal to:

•	the total withdrawal base at the end of the growth period; plus

•	any premiums added after the growth period; less

•	any adjustments for withdrawals (as described under “Total Withdrawal Base Adjustments” above) including the withdrawal, if any, which ended the growth period.

Please note:

•	Taking a withdrawal stops the growth. Therefore, please consider your need to make withdrawals when deciding whether to add the growth option.

•	The minimum remaining withdrawal amount does not accumulate and election of the growth option has no effect on the policy value.

2. Additional Death Payment Option. If you elect the Income Select for Life rider, you can also elect to add an additional amount to the death benefit payable under the base policy, upon the death of the annuitant. The additional amount will be equal to the excess, if any, of the minimum remaining withdrawal amount over the base policy death benefit.

Minimum Remaining Withdrawal Amount. The minimum remaining withdrawal amount on the rider date is the policy value (less any premium enhancement if the rider is added in the first policy year). After the rider date, the minimum remaining withdrawal amount is equal to:

•	the minimum remaining withdrawal amount on the rider date; plus

•	subsequent premium payments; less

•	adjustments for withdrawals (as described under “Minimum Remaining Withdrawal Amount Adjustments” below).

Minimum Remaining Withdrawal Amount Adjustments. Gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount on a dollar-for-dollar basis. Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by the greater of the dollar amount of the excess withdrawal or a pro rata amount (possibly to zero). See the SAI for examples showing the effect of hypothetical withdrawals in more detail. Excess withdrawals may eliminate the additional death benefit available with the Income Select for Life rider.

7

Please note: If an owner who is not the annuitant dies and the surviving spouse continues the policy, no additional amount is payable. If the policy is not continued, the surviving owner (who is also the sole beneficiary) may elect to receive life time income payments equal to the maximum annual withdrawal amount divided by the number of payments each year instead of receiving the policy’s cash value.

3. Joint Life Option. If you elect the Income Select for Life rider, you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death. This allows the maximum annual withdrawal amount to be withdrawn until the death of the later of the annuitant or annuitant’s spouse (if the annuitant’s spouse continues the policy).

Please note: If at the time of the annuitant’s death the spouse cannot continue to keep the policy in force under the tax code, then the rider will terminate and no additional withdrawals under the rider are permitted.

4. Income Enhancement Option. If you elect the Income Select for Life rider, you can also elect to have your income benefit percentage double if either the annuitant or the annuitant’s spouse (if the joint life option is elected) is confined, due to a medical necessity, in a hospital or nursing facility and has been so confined for the elimination period (180 days within the last 365 days) benefits from this option are available provided the rider has been in effect for 12 months. The elimination period and waiting period can, but do not need to, run consecutively.

Please note:

•	You cannot elect the Income Enhancement Option if you are already confined in a hospital or nursing facility.

•	During the first year of qualification, the additional benefit provided by this option will be prorated based on the number of days remaining until January 1st of the next calendar year.

•	The increase to the income benefit percentage stops when the qualifying person or persons is/are no longer confined as described above.

•	This additional benefit provided by this option only applies to physical ailments and does not apply to cognitive ailments, like Alzheimer’s.

We will require confirmation of confinement while benefits are being received. Confirmation of confinement may be a physician’s statement, a statement from a hospital or nursing facility administrator, or any other information satisfactory to us. If confinement ceases, you may re-qualify by satisfying the waiting period and elimination period requirements.

8

Income Select for Life Rider and Additional Option Fees

A rider fee, 0.40% for single life and 0.60% for joint life of the total withdrawal base on each rider anniversary, is charged annually prior to annuitization for the base benefit. You will be charged an additional rider fee, which is also a percentage of the total withdrawal base on each rider anniversary, annually prior to annuitization for each additional option you elect with the rider. These additional benefit fees are in addition to the Income Select for Life rider fee. The additional fees are as follows:

Option	Single Life Option	Joint Life Option
Growth	0.25%	0.50%
Additional Death Payment	0.25%	0.20%
Income Enhancement	0.10%	0.20%

We will also deduct any rider fee pro rata upon full surrender of the policy or other termination of the rider. The rider fee(s) is deducted from each investment choice in proportion to the amount of policy value in each investment option.

Income Select for Life Rider Issue Requirements

The Company will not issue the Income Select for Life rider unless:

•	the annuitant is at least 55 and not yet age 81;

•	the annuitant is also an owner (except in the case of non-natural owners);

•	there are no more than two owners; and

•	if the joint life option is elected, the annuitant’s spouse is (1) a joint owner along with the annuitant or (2) the sole primary beneficiary (and there is no joint owner).

Termination

The Income Select for Life rider and any additional options will terminate upon the earliest of the following:

•	the date we receive written notice from you requesting termination of the Income Select for Life rider (you may not terminate the rider before the first rider anniversary);

•	the death of the annuitant (or if the joint life option was elected, the annuitant’s spouse if that spouse continued the policy as the surviving spouse);

•	annuitization; or

•	termination of your policy.

This supplement summarizes the Income Select for Life rider. The application and operation of the Income Select for Life rider are governed by the terms and conditions of the rider itself. The Income Select for Life rider and additional options may vary for certain policies and may not be available for all policies.

9

TRANSAMERICA FREEDOM VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement Dated May 1, 2006

to the

Prospectus dated May 1, 2006

Effective immediately, we will not accept any premium payment that is allocated to the fixed account in excess of $5,000, except the dollar cost averaging fixed account option. We also will not accept any premium payment or transfer that would result in the policy value in the fixed account exceeding $5,000, except the dollar cost averaging fixed account option.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica Freedom Variable Annuity dated May 1, 2006

TRANSAMERICA FREEDOM VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement dated May 1, 2006

to the

Statement of Additional Information dated May 1, 2006

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS

The following examples show the effect of withdrawals on the benefits under the living benefits rider.

Guaranteed Minimum Accumulation Benefit

Gross partial withdrawals will reduce the guaranteed future value by an amount equal to the greater of:

1)	the gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the amount of gross partial withdrawal;

B	is the policy value immediately prior to the gross partial withdrawal; and

C	is the guaranteed future value immediately prior to the gross partial withdrawal.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed minimum accumulation benefit.

Example 1:

Assumptions:

Policy value prior to withdrawal (“PV”) = $90,000

Guaranteed future value prior to withdrawal (“GFV”) = $100,000

Gross withdrawal amount (“WD”) = $10,000

Step One. What is the pro rata value of the amount withdrawn?

1.	Formula is (WD / PV) * GFV = pro rata amount

2.	($10,000 / $90,000) * $100,000 = $11,111.11

This Supplement must be accompanied or preceded

by the Statement of Additional Information for the

Transamerica Freedom Variable Annuity dated May 1, 2006

1

Step Two. Which is larger, the $10,000 withdrawal or the $11,111.11 pro rata amount?

$11,111.11 pro rata amount

Step Three. After the withdrawal is taken, what will be new guaranteed future value?

$100,000 - $11,111.11 = $88,888.89

Result. If no more withdrawals are taken, the guaranteed future value on the 10th rider anniversary is $88,888.89.

Example 2:

Assumptions:

PV = $120,000

GFV = $100,000

WD = $10,000

Step One. What is the pro rata value of the amount withdrawn?

1.	Formula is (WD / PV) * GFV = pro rata amount

2.	($10,000 / $120,000) * $100,000 = $8,333.33

Step Two. Which is larger, the $10,000 withdrawal or the $8,333.33 pro rata amount?

$10,000 withdrawal

Step Three. After the withdrawal is taken, what will be new guaranteed future value?

$100,000 - $10,000 = $90,000

Result. If no more withdrawals are taken, the guaranteed future value on the 10th Rider Anniversary is $90,000.

Guaranteed Minimum Withdrawal Benefit

Total Withdrawal Base. Gross partial withdrawals up to the maximum annual withdrawal amount will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the total withdrawal base by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the total withdrawal base prior to the withdrawal of the excess amount.

Minimum Remaining Withdrawal Amount. Gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by the same amount (dollar-for-dollar). Gross partial

2

withdrawals in excess of the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the minimum remaining withdrawal amount after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed minimum withdrawal benefit.

When a withdrawal is taken, three parts of the guaranteed minimum withdrawal benefit can be affected:

1.	Minimum remaining withdrawal amount (“MRWA”)

2	Total withdrawal base (“TWB”)

3.	Maximum annual withdrawal amount (“MAWA”)

Example 1 (7% “principal back”):

Assumptions:

TWB = $100,000

MRWA = $100,000

7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)

WD = $7,000

Excess withdrawal (“EWD”) = None

PV = $100,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the withdrawal greater than the “principal back” maximum annual withdrawal amount?

No. There is no excess withdrawal under the “principal back” guarantee if no more than $7,000 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 (there is no excess to deduct)

2.	$100,000 - $7,000 = $93,000.

Result. In this example, because no portion of the withdrawal was in excess of $7,000, the “principal back” total withdrawal base does not change and the “principal back” minimum remaining withdrawal amount is $93,000.00.

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Example 2 (7% “principal back”):

Assumptions:

TWB = $100,000

MRWA = $100,000

7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)

WD = $8,000

EWD = $1,000 ($8,000 - $7,000)

PV = $90,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $8,000 - $7,000 = $1,000 (the excess withdrawal amount)

Step Two. Calculate how much of the “principal back” minimum remaining withdrawal amount is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV – 7% WD)) * (MRWA – 7% WD)

2.	($1,000 / ($90,000 - $7,000)) * ($100,000 - $7,000) = $1,120.48

Step Three. Which is larger, the actual $1,000 excess withdrawal amount or the $1,120.48 pro rata amount?

$1,120.48 pro rata amount

Step Four. What is the “principal back” minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 (GAWA) + $1,120.48 (pro rata excess) = $8,120.48

2.	$100,000 - $8,120.48 = $91,879.52

Result. The “principal back” minimum remaining withdrawal amount is $91,879.52.

NOTE. For the guaranteed minimum withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $7,000, the “principal back” total withdrawal base would remain at $100,000 and the “principal back” maximum annual withdrawal amount would be $7,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 7% is based on).

New “principal back” total withdrawal base:

Step One. The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.

Step Two. Calculate how much the total withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV – 7% WD)) * TWB before any adjustments

2.	($1,000 / ($90,000 - $7,000)) * $100,000 = $1,204.82

Step Three. Which is larger, the actual $1,000 excess withdrawal amount or the $1,204.82 pro rata amount?

$1,204.82 pro rata amount.

4

Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$100,000 - $1,204.82 = $98,795.18

Result. The new “principal back” total withdrawal base is $98,795.18

New “principal back” maximum annual withdrawal amount:

Because the “principal back” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 7% “principal back” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Step One. What is the new “principal back” maximum annual withdrawal amount?

$98,795.18 (the adjusted total withdrawal base) * 7% = $6,915.66

Result. Going forward, the maximum you can take out in a rider year is $6,915.66 without causing an excess withdrawal for the “principal back” guarantee and further reduction of the “principal back” total withdrawal base.

Example 3 (5% “for life”):

Assumptions:

TWB = $100,000

MRWA = $100,000

5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)

WD = $5,000

Excess withdrawal (“EWD”) = None

PV = $100,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the withdrawal greater than the “for life” maximum annual withdrawal amount?

No. There is no excess withdrawal under the “for life” guarantee if no more than $5,000 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (there is no excess to deduct)

2.	$100,000 - $5,000 = $95,000.

Result. In this example, because no portion of the withdrawal was in excess of $5,000, the “for life” total withdrawal base does not change and the “for life” minimum remaining withdrawal amount is $95,000.00.

5

Example 4 (5% “for life”):

Assumptions:

TWB = $100,000

MRWA = $100,000

5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)

WD = $7,000

EWD = $2,000 ($7,000 - $5,000)

PV = $90,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $7,000 - $5,000 = $2,000 (the excess withdrawal amount)

Step Two. Calculate how much of the “for life” minimum remaining withdrawal amount is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV – 5% WD)) * (MRWA – 5% WD)

2.	($2,000 / ($90,000 - $5,000)) * ($100,000 - $5,000) = $2,235.29

Step Three. Which is larger, the actual $2,000 excess withdrawal amount or the $2,235.29 pro rata amount?

$2,235.29 pro rata amount

Step Four. What is the “for life” minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (GAWA) + $2,235.29 (pro rata excess) = $7,235.29

2.	$100,000 - $7,235.29 = $92,764.71

Result. The “for life” minimum remaining withdrawal amount is $92,764.71.

NOTE. For the guaranteed minimum withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $5,000, the “for life” total withdrawal base would remain at $100,000 and the “for life” maximum annual withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 5% is based on).

New “for life” total withdrawal base:

Step One. The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.

Step Two. Calculate how much the total withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV – 5% WD)) * TWB before any adjustments

2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94

Step Three. Which is larger, the actual $2,000 excess withdrawal amount or the $2,352.94 pro rata amount?

$2,352.94 pro rata amount.

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Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$100,000 - $2,352.94 = $97,647.06

Result. The new “for life” total withdrawal base is $97,647.06

New “for life” maximum annual withdrawal amount:

Because the “for life” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 5% “for life” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Step One. What is the new “for life” maximum annual withdrawal amount?

$97,647.06 (the adjusted total withdrawal base) * 5% = $4,882.35

Result. Going forward, the maximum you can take out in a rider year is $4,882.35 without causing an excess withdrawal for the “for life” guarantee and further reduction of the “for life” total withdrawal base.

[THIS SPACE INTENTIONALLY LEFT BLANK]

7

TRANSAMERICA FREEDOM VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement dated May 1, 2006

to the

Statement of Additional Information dated May 1, 2006

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ADJUSTED PARTIAL SURRENDERS

Total Withdrawal Base. Gross partial withdrawals up to the maximum annual withdrawal amount will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the total withdrawal base by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the total withdrawal base prior to the withdrawal of the excess amount.

Minimum Remaining Withdrawal Amount. Gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by the same amount (dollar-for-dollar). Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the minimum remaining withdrawal amount after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed minimum withdrawal benefit.

When a withdrawal is taken, three parts of the guaranteed minimum withdrawal benefit can be affected:

1.	Minimum remaining withdrawal amount (“MRWA”)

2	Total withdrawal base (“TWB”)

3.	Maximum annual withdrawal amount (“MAWA”)

This Supplement must be accompanied or preceded

by the Statement of Additional Information for the

Transamerica Freedom Variable Annuity dated May 1, 2006

Example 1 (5 For Life):

Assumptions:

TWB = $100,000

MRWA = $100,000

5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)

WD = $5,000

Excess withdrawal (“EWD”) = None

PV = $100,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the withdrawal greater than the maximum annual withdrawal amount?

No. There is no excess withdrawal under the guarantee if no more than $5,000 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (there is no excess to deduct)

2.	$100,000 - $5,000 = $95,000.

Result. In this example, because no portion of the withdrawal was in excess of $5,000, the total withdrawal base does not change and the minimum remaining withdrawal amount is $95,000.00.

Example 2 (5 For Life):

Assumptions:

TWB = $100,000

MRWA = $100,000

5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)

WD = $7,000

EWD = $2,000 ($7,000 - $5,000)

PV = $90,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $7,000 - $5,000 = $2,000 (the excess withdrawal amount)

Step Two. Calculate how much of the minimum remaining withdrawal amount is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV – 5% WD)) * (MRWA – 5% WD)

2.	($2,000 / ($90,000 - $5,000)) * ($100,000 - $5,000) = $2,235.29

Step Three. Which is larger, the actual $2,000 excess withdrawal amount or the $2,235.29 pro rata amount?

$2,235.29 pro rata amount

Step Four. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (MAWA) + $2,235.29 (pro rata excess) = $7,235.29

2.	$100,000 - $7,235.29 = $92,764.71

Result. The minimum remaining withdrawal amount is $92,764.71.

NOTE. For the guaranteed minimum withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $5,000, the total withdrawal base would remain at $100,000 and the maximum annual withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 5% is based on).

2

New total withdrawal base:

Step One. The total withdrawal base is only reduced by amount of the excess or the pro rata amount if greater.

Step Two. Calculate how much the total withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV – 5% WD)) * TWB before any adjustments

2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94

Step Three. Which is larger, the actual $2,000 excess withdrawal amount or the $2,352.94 pro rata amount?

$2,352.94 pro rata amount.

Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$100,000 - $2,352.94 = $97,647.06

Result. The new total withdrawal base is $97,647.06

New maximum annual withdrawal amount:

Because the total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 5% guarantee that will be available starting on the next calendar anniversary. This calculation assumes no more activity prior to the next calendar anniversary.

Step One. What is the new maximum annual withdrawal amount?

$97,647.06 (the adjusted total withdrawal base) * 5% = $4,882.35

Result. Going forward, the maximum you can take out in a year is $4,882.35 without causing an excess withdrawal for the guarantee and further reduction of the total withdrawal base.

Example 1 (5 For Life with Growth):

Assumptions:

TWB = $100,000

TWB in 10 years = $100,000 * (1 + .05) ^ 10 = $162,889

MRWA (optional benefit for additional cost) = $100,000

5% WD beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 total withdrawal base)

Please Note that withdrawals under this rider can begin prior to the 10th rider anniversary, but the TWB growth will stop at the earlier of the 1st withdrawal or the 10th rider anniversary.

WD = $8,144

Excess withdrawal (“EWD”) = None

PV = $90,000 in 10 years

You = Owner and Annuitant (Age 60) on rider issue; age 70 at time withdrawals begin

Step One. Is any portion of the withdrawal greater than the maximum annual withdrawal amount?

No. There is no excess withdrawal under the guarantee if no more than $8,144 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $8,144 (there is no excess to deduct)

2.	$100,000 - $8,144 = $91,856.

3

Result. In this example, because no portion of the withdrawal was in excess of $8,144, the total withdrawal base does not change and the minimum remaining withdrawal amount is $91,856.

Example 2 (5 For Life with Growth):

Assumptions:

TWB = $100,000

TWB in 10 years = $100,000 * (1 + .05) ^ 10 = $162,889

MRWA (optional benefit for additional cost) = $100,000

5% WD beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 total withdrawal base)

Please Note that withdrawals under this rider can begin prior to the 10th rider anniversary, but the TWB growth will stop at the earlier of the 1st withdrawal or the 10th rider anniversary.

WD = $10,000

EWD = $1,856 ($10,000 - $8,144)

PV = $90,000 in 10 years

You = Owner and Annuitant (Age 60) on rider issue; age 70 at time withdrawals begin

Step One. Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $10,000 - $8,144 = $1,856 (the excess withdrawal amount)

Step Two. Calculate how much of the minimum remaining withdrawal amount is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV – 5% WD)) * (MRWA – 5% WD)

2.	($1,856 / ($90,000 - $8,144)) * ($100,000 - $8,144) = $2,082.74

Step Three. Which is larger, the actual $1,856 excess withdrawal amount or the $2,082.74 pro rata amount?

$2,082.74 pro rata amount

Step Four. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $8,144 (MAWA) + $2,082.74 (pro rata excess) = $10,226.74

2.	$100,000 - $10,226.74= $89,773.26

Result. The minimum remaining withdrawal amount is $89,773.26.

NOTE. For the guaranteed minimum withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $8,144, the total withdrawal base would remain at $162,889 and the maximum annual withdrawal amount would be $8,144. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 5% is based on).

New total withdrawal base:

Step One. The total withdrawal base is only reduced by amount of the excess or the pro rata amount if greater.

4

Step Two. Calculate how much the total withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV – 5% WD)) * TWB before any adjustments

2.	($1,856 / ($90,000 - $8,144)) * $162,889 = $3,693.34

Step Three. Which is larger, the actual $1,856 excess withdrawal amount or the $3,693.34 pro rata amount?

$3,693.34 pro rata amount.

Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$162,889 - $3,693.34 = $159,195.66

Result. The new total withdrawal base is $159,195.66

New maximum annual withdrawal amount:

Because the total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 5% guarantee that will be available starting on the next calendar anniversary. This calculation assumes no more activity prior to the next calendar anniversary.

Step One. What is the new maximum annual withdrawal amount?

$159,195.66 (the adjusted total withdrawal base) * 5% = $7,959.78

Result. Going forward, the maximum you can take out in a year is $7,959.78 without causing an excess withdrawal for the guarantee and further reduction of the total withdrawal base.

Example 1 (Income Select with Growth and Death):

Assumptions:

You = Owner and Annuitant, or younger of annuitant and annuitant’s spouse if joint life option is elected for additional cost, age 55 on rider issue; age 65 at time withdrawals begin, which means Income Benefit Percentage is 5%.

TWB at rider issue = $100,000

TWB in 10 years (optional growth benefit for additional cost) = $100,000 * (1 + .05) ^ 10 = $162,889

MRWA (optional additional death benefit for additional cost) = $100,000

5% WD beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 total withdrawal base)

Please Note that withdrawals under this rider can begin prior to the 10th rider anniversary, but the TWB growth will stop at the earlier of the 1st withdrawal or the 10th rider anniversary.

WD = $8,144

Excess withdrawal (“EWD”) = None

PV = $90,000 in 10 years

Step One. Is any portion of the withdrawal greater than the maximum annual withdrawal amount?

No. There is no excess withdrawal under the guarantee if no more than $8,144 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $8,144 (there is no excess to deduct)

2.	$100,000 - $8,144 = $91,856.

5

Result. In this example, because no portion of the withdrawal was in excess of $8,144, the total withdrawal base does not change and the minimum remaining withdrawal amount is $91,856.

Example 2 (Income Select with Growth and Death):

Assumptions:

You = Owner and Annuitant, or younger of annuitant and annuitant’s spouse if joint life option is elected for additional cost, age 55 on rider issue; age 65 at time withdrawals begin, which means Income Benefit Percentage is 5%.

TWB at rider issue = $100,000

TWB in 10 years (optional growth benefit for additional cost) = $100,000 * (1 + .05) ^ 10 = $162,889

MRWA (optional additional death benefit for additional cost) = $100,000

5% WD beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 total withdrawal base)

Please Note that withdrawals under this rider can begin prior to the 10th rider anniversary, but the TWB growth will stop at the earlier of the 1st withdrawal or the 10th rider anniversary.

WD = $10,000

EWD = $1,856 ($10,000 - $8,144)

PV = $90,000 in 10 years

Step One. Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $10,000 - $8,144 = $1,856 (the excess withdrawal amount)

Step Two. Calculate how much of the minimum remaining withdrawal amount is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV – 5% WD)) * (MRWA – 5% WD)

2.	($1,856 / ($90,000 - $8,144)) * ($100,000 - $8,144) = $2,082.74

Step Three. Which is larger, the actual $1,856 excess withdrawal amount or the $2,082.74 pro rata amount?

$2,082.74 pro rata amount

Step Four. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $8,144 (MAWA) + $2,082.74 (pro rata excess) = $10,226.74

2.	$100,000 - $10,226.74= $89,773.26

Result. The minimum remaining withdrawal amount is $89,773.26.

NOTE. For the guaranteed minimum withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $8,144, the total withdrawal base would remain at $162,889 and the maximum annual withdrawal amount would be $8,144. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 5% is based on).

6

New total withdrawal base:

Step One. The total withdrawal base is only reduced by amount of the excess or the pro rata amount if greater.

Step Two. Calculate how much the total withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV – 5% WD)) * TWB before any adjustments

2.	($1,856 / ($90,000 - $8,144)) * $162,889 = $3,693.34

Step Three. Which is larger, the actual $1,856 excess withdrawal amount or the $3,693.34 pro rata amount?

$3,693.34 pro rata amount.

Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$162,889 - $3,693.34 = $159,195.66

Result. The new total withdrawal base is $159,195.66

New maximum annual withdrawal amount:

Because the total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 5% guarantee that will be available starting on the next calendar anniversary. This calculation assumes no more activity prior to the next calendar anniversary.

Step One. What is the new maximum annual withdrawal amount?

$159,195.66 (the adjusted total withdrawal base) * 5% = $7,959.78

Result. Going forward, the maximum you can take out in a year is $7,959.78 without causing an excess withdrawal for the guarantee and further reduction of the total withdrawal base.

Example 3 (Income Select with Growth and Death):

Assumptions:

Rider Date = 1/1/2006

You = Owner and Annuitant, or younger of annuitant and annuitant’s spouse if joint life option is elected for additional cost, age 55 on rider issue; age 65 at time withdrawals begin, which means Income Benefit Percentage is 5%.

TWB at rider issue = $100,000

TWB in 10 years (optional growth benefit for additional cost) = $100,000 * (1 + .05) ^ 10 = $162,889

MRWA (optional additional death benefit for additional cost) = $100,000

Annuitant qualifies for Income Enhancement benefit beginning 10 years from rider date, which means that the Income Benefit Percentage is now 10% for calendar year 2016.

5% WD beginning 10 years from the rider date would be $16,288.90 (10% of the then-current $162,889 TWB)

Please Note that withdrawals under this rider can begin prior to the 10th rider anniversary, but the TWB growth will stop at the earlier of the 1st withdrawal or the 10th rider anniversary.

7

WD = $16,288.90

Excess withdrawal (“EWD”) = None

PV = $90,000 in 10 years

Step One. Is any portion of the withdrawal greater than the maximum annual withdrawal amount?

No. There is no excess withdrawal under the guarantee if no more than $16,288.90 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $16,288.90 (there is no excess to deduct)

2.	$100,000 - $16,288.90 = $83,711.10.

Result. In this example, because no portion of the withdrawal was in excess of $16,288.90, the total withdrawal base does not change and the minimum remaining withdrawal amount is $83,711.10.

The increase to the Income Benefit Percentage due to the Income Enhancement stops when the qualifying person or persons is/are no longer confined as described in the rider. Any withdrawals taken in excess of the maximum annual withdrawal amount either with or without the Income Enhancement benefit will adjust the rider values as shown in Example 2 (Income Select with Growth and Death).

8

STATEMENT OF ADDITIONAL INFORMATION

TRANSAMERICA FREEDOM VARIABLE ANNUITY

Issued through

SEPARATE ACCOUNT VA B

Offered by

TRANSAMERICA LIFE INSURANCE COMPANY

4333 Edgewood Road, N.E.

Cedar Rapids, Iowa 52499-0001

This statement of additional information expands upon subjects discussed in the current prospectus for the Transamerica Freedom Variable Annuity offered by Transamerica Life Insurance Company ("Transamerica"). You may obtain a copy of the prospectus dated May 1, 2006 by calling 1-800-525-6205, or by writing to the Administrative and Service Office, P.O. Box 3183, Cedar Rapids, Iowa 52406-3183. The prospectus sets forth information that a prospective investor should know before investing in a policy. Terms used in the current prospectus for the policy are incorporated in this statement of additional information.

This Statement of Additional Information (SAI) is not a prospectus and should be read only in conjunction with the prospectuses for the policy and the underlying fund portfolios.

Dated: May 1, 2006

1

2

GLOSSARY OF TERMS

Accumulation Unit—An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value—The policy value increased or decreased by any excess interest adjustments.

Administrative and Service Office—Transamerica Life Insurance Company, Attention: Customer Care Group, P.O. Box 3183, Cedar Rapids, Iowa 52406-3183. The street address is 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499-0001.

Annuitant—The person on whose life any annuity payments involving life contingencies will be based.

Annuity Commencement Date—The date upon which annuity payments are to commence. This date may be any date at least thirty days after the policy date and may not be later than the last day of the policy month following the month after the annuitant attains age 95. The annuity commencement date may have to be earlier for qualified policies and may be earlier if required by law.

Annuity Payment Option—A method of receiving a stream of annuity payments selected by the owner.

Annuity Unit—An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.

Application—A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.

Beneficiary—The person who has the right to the death benefit as set forth in the policy.

Business Day—A day when the New York Stock Exchange is open for business.

Cash Value— The policy value increased or decreased by any excess interest adjustment and less any rider fees (imposed upon surrender).

Code—The Internal Revenue Code of 1986, as amended.

Excess Interest Adjustment—A positive or negative adjustment to amounts surrendered (both partial and full surrenders and transfers) or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by Transamerica since the date any payment was received by (or an amount was transferred to) the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon surrender (either full or partial) or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Fixed Account—One or more investment choices under the policy that are part of Transamerica’s general assets and which are not in the separate account.

Guaranteed Period Options—The various guaranteed interest rate periods of the fixed account, which Transamerica may offer and into which premiums may be paid or amounts transferred.

Nonqualified Policy—A policy other than a qualified policy.

3

Owner—The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and prior to the annuity commencement date is the person designated as the owner or a successor owner in the information provided to us to issue a policy.

Policy Date—The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.

Policy Value—On or before the annuity commencement date, the policy value is equal to the owner’s:

•	premium payments; minus

•	gross partial surrenders (partial surrenders minus excess interest adjustments); plus

•	interest credited in the fixed account; plus

•	accumulated gains in the separate account; minus

•	accumulated losses in the separate account; minus

•	service charges, rider fees, premium taxes, and transfer fees and any other charges, if any.

Policy Year—A policy year begins on the date on which the policy becomes effective and on each anniversary thereof.

Premium Payment—An amount paid to Transamerica by the owner or on the owner’s behalf as consideration for the benefits provided by the policy.

Qualified Policy—A policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

Separate Account—Separate Account VA B, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.

Service Charge—An annual charge on each policy anniversary (and a charge at the time of surrender during any policy year) for policy maintenance and related administrative expenses. This annual charge is $35, but will not exceed 2% of the policy value.

Subaccount—A subdivision within the separate account, the assets of which are invested in a specified portfolio of the underlying funds.

Successor Owner—A person appointed by the owner to succeed to ownership of the policy in the event of the death of the owner who is not the annuitant before the annuity commencement date.

Valuation Period—The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of values. Such determination shall be made on each business day.

Variable Annuity Payments—Payments made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.

Written Notice—Written notice, signed by the owner, that gives Transamerica the information it requires and is received at the administrative and service office. For some transactions, Transamerica may accept an electronic notice such as telephone instructions. Such electronic notice must meet the requirements Transamerica establishes for such notices.

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In order to supplement the description in the prospectus, the following provides additional information about Transamerica and the policy, which may be of interest to you.

THE POLICY—GENERAL PROVISIONS

Owner

The policy shall belong to the owner, upon issuance of the policy after completion of an application and delivery of the initial premium payment. While the annuitant is living, the owner may: (1) assign the policy; (2) surrender the policy; (3) amend or modify the policy with Transamerica’s consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary; and of your spouse in a community or marital property state.

Unless Transamerica has been notified of a community or marital property interest in the policy, it will rely on its good faith belief that no such interest exists and will assume no responsibility for inquiry.

A successor owner can be named in the application or in a written notice. The successor owner will become the new owner upon your death, if you predecease the annuitant. If no successor owner survives you and you predecease the annuitant, your estate will become the owner.

Note carefully. If the owner predeceases the annuitant and does not name a successor owner, the owner’s estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, unless Transamerica has received written notice of the trust as a successor owner signed prior to the owner’s death, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy if no contingent owner is named in a written notice received by Transamerica.

The owner may change the ownership of the policy in a written notice. When this change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have adverse tax consequences.

When there is a change of owner or successor owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the owner signs the written notice, subject to any payment Transamerica has made or action Transamerica has taken before recording the change. Changing the owner or naming a new successor owner cancels any prior choice of successor owner, but does not change the designation of the beneficiary or the annuitant.

If ownership is transferred (except to the owner’s spouse) because the owner dies before the annuitant, the cash value generally must be distributed to the successor owner within five years of the owner’s death, or payments must be made for a period certain or for the new owner’s lifetime so long as any period certain does not exceed that new owner’s life expectancy, if the first payment begins within one year of the owner’s death.

Entire Policy

The policy, any endorsements or riders thereon and, the application constitute the entire contract between Transamerica and the owner. All statements in the application are representations and not warranties. No statement will cause the

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policy to be void or to be used in defense of a claim unless contained in the application.

Misstatement of Age or Sex

If the age or sex of the annuitant or owner has been misstated, Transamerica will change the annuity benefit payable to that which the premium payments would have purchased for the correct age or sex. The dollar amount of any underpayment made by Transamerica shall be paid in full with the next payment due such person or the beneficiary. The dollar amount of any overpayment made by Transamerica due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest at 5% per year, from the date of the wrong payment to the date of the adjustment. The age of the annuitant or owner may be established at any time by the submission of proof satisfactory to Transamerica.

Addition, Deletion, or Substitution of Investments

Transamerica cannot and does not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. Transamerica retains the right, subject to any applicable law, to make certain changes in the separate account and its investments. Transamerica reserves the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of another portfolio of the underlying fund portfolios, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in Transamerica’s judgment, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior approval of the Securities and Exchange Commission (“SEC”). Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuity policies, or from affecting an exchange between series or classes of variable annuity policies on the basis of your requests.

New subaccounts may be established when, in the sole discretion of Transamerica, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by Transamerica. Each additional subaccount will purchase shares in a mutual fund portfolio, or other investment vehicle. Transamerica may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is eliminated, Transamerica will notify you and request a reallocation of the amounts invested in the eliminated subaccount. If no such reallocation is provided by you, Transamerica will reinvest the amounts in the subaccount that invests in the Transamerica Money Market Portfolio (or in a similar portfolio of money market instruments). If a portfolio of money market instruments is unavailable, Transamerica will reinvest the amounts in another subaccount, or in the fixed account, if appropriate.

Similarly, Transamerica will close a subaccount to new investment (either transfers or premium payments) if the corresponding portfolio closes to new investments. Any amounts that would otherwise be invested in a closed subaccount (for premium allocations, portfolio rebalancing, dollar cost averaging, automatic checking account or payroll deductions for period premiums, etc.) will, if you do not provide instructions for a new allocation be invested in the subaccount that invests in the Putnam VT Money Market Fund (or in a similar portfolio of money market instruments). If a portfolio of money market instruments is unavailable, Transamerica will reinvest the amounts in another subaccount, or in the fixed account, if appropriate.

In the event of any such substitution or change, Transamerica may, by appropriate endorsement, make such changes in the policies as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in

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the best interests of persons having voting rights under the policies, the separate account may be (1) operated as a management company under the 1940 Act or any other form permitted by law, (2) deregistered under the 1940 Act in the event such registration is no longer required or (3) combined with one or more other separate accounts. To the extent permitted by applicable law, Transamerica also may (1) transfer the assets of the separate account associated with the policies to another account or accounts, (2) restrict or eliminate any voting rights of owners or other persons who have voting rights as to the separate account, (3) create new separate accounts, (4) add new subaccounts to or remove existing subaccounts from the separate account, or combine subaccounts, or (5) add new underlying fund portfolios, or substitute a new fund for an existing fund.

Excess Interest Adjustment

Money that you surrender, transfer out of, or apply to an annuity payment option, from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. At the time you request a surrender, if interest rates set by Transamerica have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value.

Excess interest adjustments will not reduce the cash value for a guaranteed period option below the premium payments and transfers to that guaranteed period option, less any prior partial surrenders and transfers from the guaranteed period option, plus interest at the policy’s minimum guaranteed effective annual interest rate. This is referred to as the excess interest adjustment floor.

The formula that will be used to determine the excess interest adjustment is:

S*(G-C)* (M/12)

S	=	Gross amount being surrendered that is subject to the excess interest adjustment

G	=	Guaranteed interest rate in effect for the policy

C	=	Current guaranteed interest rate then being offered on new premiums for the next longer option period than “M”. If this policy form or such an option period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month, plus up to 2%.

M	=	Number of months remaining in the current option period, rounded up to the next higher whole number of months.

*	=	multiplication

^	=	exponentiation

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Example 1 (Full Surrender, rates increase by 4%):

Single premium:	$50,000
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Surrender:	middle of contract year 3
Policy value at middle of contract year 3	= 50,000 * (1.055) ^ 2.5 = 57,161.18
Adjustment free amount at middle of contract year 3	= 57,161.18 – 50,000 = 7,161.18
Amount subject to excess interest adjustment	= 57,161.18 - 7,161.18 = 50,000.00
Excess interest adjustment floor	= 50,000 * (1.02) ^ 2.5 = 52,537.62
Excess interest adjustment
G = .055
C = .095
M = 30
Excess interest adjustment	= S * (G - C) * (M/12)
= 50,000.00 * (.055 - .095) * (30/12)
= - 5,000.00, but excess interest adjustment cannot cause the adjusted policy value to fall below the excess interest adjustment floor, so the adjustment is limited to 52,537.62 - 57,161.18 = -4,623.56
Adjusted policy value	= net surrender value
= policy value + excess interest adjustment = 57,161.18 + (-4,623.56)
= 52,537.62
Cash value at middle of policy year 3	= policy value + excess interest adjustment
= 57,161.18 + (-4,623.56)
= 52,537.62
Minimum cash value	= .90 * 50,000 * 1.03 ^ 2.5 = 48,451.32
The cash value of $52,537.62 is greater than the minimum value of $48,451.32

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Example 2 (Full Surrender, rates decrease by 1%):

Single premium:	$50,000
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Surrender:	middle of contract year 3
Policy value at middle of contract year 3	= 50,000 * (1.055) ^ 2.5 = 57,161.18
Adjustment free amount at middle of contract year 3	= 57,161.18 – 50.000 = 7,161.18
Amount subject to excess interest adjustment	= 57,161.18 – 7,161.18 = 50,000.00
Excess interest adjustment floor	= 50,000 * (1.02) ^ 2.5 = 52,537.62
Excess interest adjustment
G = .055
C =.045
M = 30
Excess interest adjustment	= S * (G - C) * (M/12)
= 50,000.00 * (.055 - .045) * (30/12)
= 1,250.00
Adjusted policy value	= net surrender value
= 57,161.18 + 1,250.00 = 58,411.18
Cash value at middle of policy year 3	= policy value + excess interest adjustment
= 57,161.18 + 1,250.00 = 58,411.18
Minimum cash value	= .90 * 50,000.00 * 1.03 ^ 2.5 = 48,451.32
The cash value of $58,411.18 is greater than the minimum of $48,451.32

On a partial surrender, Transamerica will pay the policyholder the full amount of surrender requested (as long as the policy value is sufficient). Amounts surrendered will reduce the policy value by an amount equal to:

R - E

where:

R = the requested partial surrender

E = the excess interest adjustment

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Example 3 (partial surrender, rates increase by 1%):

Single premium:	$50,000
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Partial surrender:	$20,000; middle of contract year 3
Policy value at middle of contract year 3	= 50,000 * (1.055) ^ 2.5 = 57,161.18
Adjustment free amount at middle of contract year 3	= 57,161.18 – 50,000 = 7,161.18
Excess interest adjustment
S = 20,000 – 7,161.18 = 12,838.82
G = .055
C = .065
M = 30
Excess interest adjustment	= S * (G - C) * (M/12)
= 12,838.82 * (.055 - .065) * (30/12)
= - 320.97
Remaining policy value at middle of contract year 3	= 57,161.18 - (R - E)
= 57,161.18 - (20,000 - ( - 320.97))
= 36,840.21

Example 4 (partial surrender, rates decrease by 1%):

Single premium:	$50,000
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Partial surrender:	$20,000; middle of contract year 3
Policy value at middle of contract year 3	= 50,000 * (1.055) 2.5 = 57,161.18
Adjustment free amount at middle of contract year 3	= 57,161.18 – 50,000.00 = 7,161.18
Excess interest adjustment
S = 20,000 – 7,161.18 = 12,838.82
G = .055
C = .045
M = 30
Excess interest adjustment	= 12,838.82 * (.055 - .045) * (30/12)
= 320.97
Remaining policy value at middle of contract year 3	= 57,161.18 - (R - E)
= 57,161.18 - (20,000 – 320.97)
= 37,482.15

Reallocation of Annuity Units After the Annuity Commencement Date

After the annuity commencement date, you may reallocate the value of a designated number of annuity units of a subaccount then credited to a policy into an equal value of annuity units of one or more other subaccounts or the fixed account. The reallocation shall be based on the relative value of the annuity units of the account(s) or subaccount(s) at the end of the business day on the next payment date. The minimum amount which may be reallocated is the lesser of (1) $10 of monthly income or (2) the entire monthly income of the annuity units in the account or subaccount from which the transfer is being made. If the monthly income of the annuity units remaining in an account or subaccount after a reallocation is less than $10, Transamerica reserves the right to include the value of those annuity units as part of the transfer. The request must be in writing to Transamerica’s administrative and service office. There is no charge

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assessed in connection with such reallocation. A reallocation of annuity units may be made up to four times in any given policy year.

After the annuity commencement date, no transfers may be made from the fixed account to the separate account.

Annuity Payment Options

Note: Portions of the following discussion do not apply to annuity payments under the Initial Payment Guarantee. See the “Stabilized Payments” section of this SAI.

During the lifetime of the annuitant and prior to the annuity commencement date, the owner may choose an annuity payment option or change the election, but written notice of any election or change of election must be received by Transamerica at its administrative and service office at least thirty (30) days prior to the annuity commencement date. If no election is made prior to the annuity commencement date, annuity payments will be made using (1) life income with level payments for 10 years certain, using the existing adjusted policy value of the fixed account, or (2) life income with variable payments for 10 years certain using the existing policy value of the separate account, or (3) in a combination of (1) and (2).

The person who elects an annuity payment option can also name one or more successor payees to receive any unpaid amount Transamerica has at the death of a payee. Naming these payees cancels any prior choice of a successor payee.

A payee who did not elect the annuity payment option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option tells Transamerica in writing and Transamerica agrees.

Variable Payment Options. The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. For annuity payments (the tables are based on a 5% effective annual Assumed Investment Return and the “2000 Table”, using an assumed annuity commencement date of 2005 (static projection to this point) with dynamic projection using scale G from that point (100% of G for male, 50% of G for females). The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) of the separate account selected by the annuitant or beneficiary.

Determination of the First Variable Payment. The amount of the first variable payment depends upon the sex (if consideration of sex is allowed under state law) and adjusted age of the annuitant. For regular annuity payments, the adjusted age is the annuitant’s actual age nearest birthday, on the annuity commencement date, adjusted as follows:

Annuity Commencement Date	Adjusted Age
2001-2010	Actual Age minus 1
2011-2020	Actual Age minus 2
2021-2030	Actual Age minus 3
2031-2040	Actual Age minus 4
After 2040	Actual Age minus 5

This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.

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Determination of Additional Variable Payments. All variable annuity payments other than the first are calculated using annuity units which are credited to the policy. The number of annuity units to be credited in respect of a particular subaccount is determined by dividing that portion of the first variable annuity payment attributable to that subaccount by the annuity unit value of that subaccount on the annuity commencement date. The number of annuity units of each particular subaccount credited to the policy then remains fixed, assuming no transfers to or from that subaccount occur. The dollar value of variable annuity units in the chosen subaccount will increase or decrease reflecting the investment experience of the chosen subaccount. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant, and is equal to the sum of the amounts determined by multiplying the number of annuity units of each particular subaccount credited to the policy by the annuity unit value for the particular subaccount on the date the payment is made.

Death Benefit

Adjusted Partial Surrender. The amount of your guaranteed minimum death benefit is reduced due to a partial surrender by and amount called the adjusted partial surrender. The reduction amount depends on the relationship between your guaranteed minimum death benefit and policy value. The adjusted partial surrender is (1) multiplied by (2), where:

(1)	is the gross partial surrender, where the gross partial surrender = requested partial surrender minus excess interest adjustment; and

(2)	is the adjustment factor, which = current death proceeds prior to the partial surrender divided by the current policy value prior to the surrender, where death proceeds equal the maximum of policy value, cash value, and guaranteed minimum death benefit.

The following examples describe the effect of a surrender on the guaranteed minimum death benefit and policy value.

EXAMPLE 1

(Assumed Facts for Example)

$75,000	current guaranteed minimum death benefit before surrender
$50,000	current policy value before surrender
$75,000	current death proceeds
$15,000	requested surrender
$5,000	Excess interest adjustment-free amount (assumes 10% penalty free surrender is available)
$100	excess interest adjustment (assumes interest rates have decreased since initial guarantee)
$14,900	reduction in policy value = 15000 - 100
$22,350	adjusted partial surrender = 14,900 * (75,000/50,000)
$52,650	new guaranteed minimum death benefit (after surrender) = 75,000 - 22,350
$35,100	new policy value (after surrender)=50,000 – 14,900

Summary:

Reduction in guaranteed minimum death benefit	= $22,350
Reduction in policy value	= $14,900

Note, guaranteed minimum death benefit is reduced more than the policy value since the guaranteed minimum death benefit was greater than the policy value just prior to the surrender.

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EXAMPLE 2

(Assumed Facts for Example)

$50,000	current guaranteed minimum death benefit before surrender
$75,000	current policy value before surrender
$75,000	current death proceeds
$15,000	requested surrender
$7,550	excess interest adjustment-free amount (assumes 10% penalty free surrender is available)
$ - 100	excess interest adjustment (assumes interest rates have increased since initial guarantee)
$15,100	reduction in policy value = $15,000 - (- 100) = 15,000 + 100
$15,100	adjusted partial surrender = $15,100 * (75,000/75,000)
$34,900	new guaranteed minimum death benefit (after surrender) = 50,000 - 15,100
$59,900	new policy value (after surrender) = 75,000 – 15,100

Summary:

Reduction in guaranteed minimum death benefit	= $15,100
Reduction in policy value	= $15,100

Note, guaranteed minimum death benefit and policy value are reduced by the same amount since the policy value was higher than the guaranteed minimum death benefit just prior to the surrender.

Due proof of death of the annuitant is proof that the annuitant who is the owner died prior to the commencement of annuity payments. A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to Transamerica will constitute due proof of death.

Upon receipt (at our administrative and service office) of this proof and an election of a method of settlement and return of the policy, the death benefit generally will be paid within seven days, or as soon thereafter as Transamerica has sufficient information about the beneficiary to make the payment. The beneficiary may receive the amount payable in a lump sum cash benefit, or, subject to any limitation under any state or federal law, rule, or regulation, under one of the annuity payment options described above, unless a settlement agreement is effective at the death of the owner preventing such election.

Distribution Requirements. If the annuitant dies prior to the annuity commencement date, (1) the death benefit must be distributed within five years of the date of the deceased’s death, or (2) payments under an annuity payment option must begin no later than one year after the deceased annuitant’s death and must be made for the beneficiary’s lifetime or for a period certain (so long as any period certain does not exceed the beneficiary’s life expectancy). Death proceeds, which are not paid to or for the benefit of a natural person, must be distributed within five years of the date of the deceased’s death. If the sole beneficiary is the deceased’s surviving spouse, however, such spouse may elect to continue the policy as the new annuitant and owner instead of receiving the death benefit.

If an owner is not an annuitant, and dies prior to the annuity commencement date, the new owner may surrender the policy at any time for the amount of the adjusted policy value. If the new owner is not the deceased owner’s spouse, however, (1) the adjusted policy value must be distributed: within five years after the date of the deceased owner’s death, or (2) payments under an annuity payment option must begin no later than one year after the deceased owner’s death and must be made for the new owner’s lifetime or for a period certain (so long as any period certain does not exceed the new owner’s life expectancy). If the sole new owner is the deceased owner’s surviving spouse, such spouse may elect to continue the policy as the new owner instead of receiving the death benefit.

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Beneficiary. The beneficiary designation in the enrollment form will remain in effect until changed. The owner may change the designated beneficiary by sending written notice to Transamerica. The beneficiary’s consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when the notice is received by Transamerica. Transamerica will not be liable for any payment made before the written notice is received. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If upon the death of the annuitant there is a surviving owner(s), the surviving owner(s) automatically takes the place of any beneficiary designation.

Death of Owner

Federal tax law requires that if any owner (including any joint owner or any successor owner who has become a current owner) dies before the annuity commencement date, then the entire value of the policy must generally be distributed within five years of the date of death of such owner. Certain rules apply where (1) the spouse of the deceased owner is the sole beneficiary, (2) the owner is not a natural person and the primary annuitant dies or is changed, or (3) any owner dies after the annuity commencement date. See “Certain Federal Income Tax Consequences” for more information about these rules. Other rules may apply to qualified policies.

Assignment

During the lifetime of the annuitant you may assign any rights or benefits provided by the policy if your policy is a nonqualified policy. An assignment will not be binding on Transamerica until a copy has been filed at its administrative and service office. Your rights and benefits and those of the beneficiary are subject to the rights of the assignee. Transamerica assumes no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have tax consequences.

Unless you so direct by filing written notice with Transamerica, no beneficiary may assign any payments under the policy before they are due. To the extent permitted by law, no payments will be subject to the claims of any beneficiary’s creditors.

Ownership under qualified policies is restricted to comply with the Code.

Evidence of Survival

Transamerica reserves the right to require satisfactory evidence that a person is alive if a payment is based on that person being alive. No payment will be made until Transamerica receives such evidence.

Non-Participating

The policy will not share in Transamerica’s surplus earnings; no dividends will be paid.

Amendments

No change in the policy is valid unless made in writing by Transamerica and approved by one of Transamerica’s officers. No registered representative has authority to change or waive any provision of the policy.

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Transamerica reserves the right to amend the policies to meet the requirements of the Code, regulations or published rulings. You can refuse such a change by giving written notice, but a refusal may result in adverse tax consequences.

Employee and Agent Purchases

The policy may be acquired by an employee or registered representative of any broker/dealer authorized to sell the policy or their immediate family, or by an officer, director, trustee or bona-fide full-time employee of Transamerica or its affiliated companies or their immediate family. In such a case, Transamerica may credit an amount equal to a percentage of each premium payment to the policy due to lower acquisition costs Transamerica experiences on those purchases. Transamerica may offer certain employer sponsored savings plans, in its discretion, reduced fees and charges including, but not limited to, the annual service charge, the mortality and expense risk fee and the administrative charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which Transamerica is not presently aware which could result in reduced sales or distribution expenses. Credits to the policy or reductions in these fees and charges will not be unfairly discriminatory against any owner.

Present Value of Future Variable Payments

The present value of future variable payments is calculated by taking (a) the supportable payment on the business day we receive the surrender request, times (b) the number of payments remaining, discounted using a rate equal to the AIR.

Stabilized Payments

If you have selected a payout feature that provides for stabilized payments (e.g., the Initial Payment Guarantee), please note that the stabilized payments remain constant throughout each year and are adjusted on your policy anniversary. Without stabilized payments, each payment throughout the year would fluctuate based on the performance of your selected subaccounts. To reflect the difference in these payments we adjust (both increase and decrease as appropriate) the number of annuity units. The units are adjusted when we calculate the supportable payment. Supportable payments are used in the calculation of surrender values, death benefits and transfers. On your policy anniversary we set the new stabilized payment equal to the current supportable payment. In the case of an increase in the number of variable annuity units, your participation in the future investment performance will be increased since more variable annuity units are credited to you. Conversely, in the case of a reduction of the number of variable annuity units, your participation in the future investment performance will be decreased since fewer variable annuity units are credited to you.

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The following table demonstrates, on a purely hypothetical basis, the changes in the number of variable annuity units. The changes in the variable annuity unit values reflect the investment performance of the applicable subaccounts as well as the mortality and expense risk fee and administrative charge.

Hypothetical Changes in Annuity Units with Stabilized Payments*

AIR			5.0%
Life & 10 Year Certain
Male aged 65
First Variable Payment			$500
		Beginning Annuity Units	Annuity Unit Values	Monthly Payment Without Stabilization	Monthly Stabilized Payment	Adjustments In Annuity Units	Cumulative Adjusted Annuity Units
At Issue:	January 1	400.0000	1.250000	$500.00	$500.00	0.0000	400.0000
	February 1	400.0000	1.252005	$500.80	$500.00	0.0041	400.0041
	March 1	400.0000	1.252915	$501.17	$500.00	0.0059	400.0100
	April 1	400.0000	1.245595	$498.24	$500.00	(0.0089)	400.0011
	May 1	400.0000	1.244616	$497.85	$500.00	(0.0108)	399.9903
	June 1	400.0000	1.239469	$495.79	$500.00	(0.0212)	399.9691
	July 1	400.0000	1.244217	$497.69	$500.00	(0.0115)	399.9576
	August 1	400.0000	1.237483	$494.99	$500.00	(0.0249)	399.9327
	September 1	400.0000	1.242382	$496.95	$500.00	(0.0150)	399.9177
	October 1	400.0000	1.242382	$496.95	$500.00	(0.0149)	399.9027
	November 1	400.0000	1.249210	$499.68	$500.00	(0.0016)	399.9012
	December 1	400.0000	1.252106	$500.84	$500.00	0.0040	399.9052
	January 1	399.9052	1.255106	$501.92	$501.92	0.0000	399.9052

*	The total separate account expenses included in the calculations is 2.25% (2.25% is a hypothetical figure). If higher expenses were charged, the numbers would be lower.

CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a policy, based on the Code, Regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to “United States Persons,” and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships and trusts, or estates that are subject to United States federal income tax regardless of the source of their income.

Tax Status of the Policy

Diversification Requirements. Section 817(h) of the Code provides that in order for a non-qualified variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury Regulations. The Regulations issued under Section 817(h) (Treas. Reg. §1.817-5) apply a diversification requirement to each of the subaccounts. The separate account, through its underlying fund portfolios and their portfolios, intends to comply with the diversification

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requirements of the Regulations. We have entered into agreements with each underlying fund portfolio company that require the portfolios to be operated in compliance with the Regulations.

Owner Control. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although there is little guidance in this area and published guidance does not address certain aspects of the policies, we believe that the owner of a policy should not be treated as the owner of the underlying assets. We reserve the right to modify the policies to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the policies from being treated as the owners of the underlying separate account assets.

Distribution Requirements. The Code requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon the death of any owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity commencement date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner’s death. If any owner dies before the annuity commencement date, the entire interest in the policy must generally be distributed within 5 years after such owner’s date of death or be used to provide payments to a designated beneficiary beginning within one year of such owner’s death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if upon such owner’s death prior to the annuity commencement date, such owner’s surviving spouse becomes the sole new owner under the policy, then the policy may be continued with the surviving spouse as the new owner. Under the policy, the beneficiary is the person(s) designated by an owner/annuitant and the surviving joint owner is the beneficiary of an owner who is not the annuitant. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of an owner. The nonqualified policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policies satisfy all such Code requirements. The provisions contained in the policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

The following discussion is based on the assumption that the policy qualifies as an annuity contract for federal income tax purposes.

Taxation of Annuities

In General. Code Section 72 governs taxation of annuities in general. We believe that an owner who is an individual will not be taxed on increases in the value of a policy until such amounts are surrendered or distributed. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the policy value, and in the case of a qualified policy, any portion of an interest in the plan, generally will be treated as a distribution. The taxable portion of a distribution is taxable as ordinary income.

Non-Natural Persons. Pursuant to Section 72(u) of the Code, a nonqualified policy held by a taxpayer other than a natural person generally will not be treated as an annuity contract under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess, if any, of the policy value over the “investment in the contract”. There are some exceptions to this rule and a prospective purchaser of the policy that is not a natural person should discuss these with a competent tax adviser.

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Withholding. The portion of any distribution under a policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or made. For certain qualified policies, the withholding rate varies according to the type of distribution and the owner’s tax status. For qualified policies, “taxable eligible rollover distributions” from Section 401(a) plans, Section 403(a) annuities, Section 403(b) tax-sheltered annuities, and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or an employee’s spouse or former spouse as beneficiary or alternate payee) from such a plan, other than specified distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding do not apply, however, if the owner chooses a “direct rollover” from the plan to another tax-qualified plan or IRA. Different withholding requirements may apply in the case of non-United States persons.

Qualified Policies. The qualified policy is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or our policy administration procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions, and other transactions with respect to the policies comply with applicable law.

For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If a participant in a Section 401(a) plan is a “5 percent owner” (as defined in the Code), or in the case of an IRA (other than a Roth IRA), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules.

We may make available, as options under the policy, certain guaranteed minimum withdrawal and other optional benefits. The tax rules for qualified policies may limit the value of these optional benefits. Consult a qualified tax advisor before electing any of these benefits for a qualified policy.

We do not attempt to provide more than general information about use of the policy with the various types of retirement plans. Purchasers of policies for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.

Traditional Individual Retirement Annuities. In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a policy must satisfy certain conditions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the policy as collateral security; (iii) subject to special rules, the total premium payments for any calendar year may not exceed the amount specified in the Code ($4,000 for 2006, $5,000 if age 50 or older), except in the case of a rollover amount or contribution under Section 402(c), 402(e)(6), 403(a)(4), 403(b)(8), 403(b)(10), 408(d)(3) or 457(e)(16) of the Code; (iv) annuity payments or partial surrenders must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2; (v) an annuity payment option with a period certain that will

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guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy value; (vii) the entire interest of the owner is non-forfeitable; and (viii) the premiums must not be fixed. Policies intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

The Internal Revenue Service has not reviewed the policy for qualification as an IRA and has not addressed in a ruling of general applicability whether the death benefit options and riders available with the policies comport with IRA qualification requirements.

Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $110,000 for single filers, $160,000 for married filing jointly, and $10,000 for married filing separately. Subject to special rules, the amount per individual that may be contributed to all IRAs (Roth and traditional) is the deductible amount specified in the Code ($4,000 for 2006, $5,000 if age 50 or older). Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 1/2, to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a penalty tax unless an exception applies. Unlike the traditional IRA, there are no minimum required distributions during the owner’s lifetime; however, required distributions at death are generally the same as for traditional IRAs.

Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase policies for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under Section 403(b). Therefore, employers using the policy in connection with such plans should consult their tax adviser. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship. These rules may prevent the payment of guaranteed withdrawals under a guaranteed minimum withdrawal benefit prior to age 59 1/2.

Corporate Pension and Profit-Sharing Plans and H.R. 10 Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the policy is assigned or transferred to any individual as a means to provide benefit payments. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could

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be characterized as an incidental benefit, the amount of which is limited in a pension or profit sharing plan. Therefore, employers using the policy in connection with such plans should consult their tax adviser.

Deferred Compensation Plans. Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities, and certain affiliates of such entities, and tax exempt organizations. The policies can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental Section 457 plans, all such investments, however, are owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-government employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a non-governmental Section 457 plan are taxable and are subject to federal income tax withholding as wages.

Taxation of the Company

The Company at present is taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as part of the Company and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the policy. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make a charge to that account.

INVESTMENT EXPERIENCE

A “net investment factor” is used to determine the value of accumulation units and annuity units, and to determine annuity payment rates.

Accumulation Units

Allocations of a premium payment directed to a subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the premium payment or amount transferred to the subaccount by the accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the accumulation unit value for a given business day is based on the net asset value of a share of the corresponding portfolio of the underlying fund portfolios less any applicable charges or fees. The investment performance of the portfolio, expenses, and deductions of certain charges affect the value of an accumulation unit.

Upon allocation to the selected subaccount, premium payments are converted into accumulation units of the subaccount. The number of accumulation units to be credited is determined by dividing the dollar amount allocated to each subaccount by the value of an accumulation unit for that subaccount as next determined after the premium payment is received at the administrative and service office or, in the case of the initial premium payment, when the application is completed, whichever is later. The value of an accumulation unit for each subaccount was arbitrarily established at $1 at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of trading on each day the New York Stock Exchange is open for business.

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An index (the net investment factor) which measures the investment performance of a subaccount during a valuation period is used to determine the value of an accumulation unit for the next subsequent valuation period. The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease, or remain the same from one valuation period to the next. You bear this investment risk. The net investment performance of a subaccount and deduction of certain charges affect the accumulation unit value.

The net investment factor for any subaccount for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

(a)	is the net result of:

(1)	the net asset value per share of the shares held in the subaccount determined at the end of the current valuation period, plus

(2)	the per share amount of any dividend or capital gain distribution made with respect to the shares held in the subaccount if the ex-dividend date occurs during the current valuation period, plus or minus

(3)	a per share credit or charge for any taxes determined by Transamerica to have resulted during the valuation period from the investment operations of the subaccount;

(b)	is the net result of the net asset value per share of the shares held in the subaccount determined as of the end of the immediately preceding valuation period; and

(c)	is an amount representing the separate account charge and any optional benefit fees, if applicable.

Illustration of Separate Account Accumulation Unit Value Calculations

Formula and Illustration for Determining the Net Investment Factor

Net Investment Factor	= (A + B - C) - E
D

Where:	A =	The net asset value of an underlying fund portfolio share as of the end of the current valuation period.
		Assume	A = $11.57
	B =	The per share amount of any dividend or capital gains distribution since the end of the immediately Preceding valuation period.
		Assume	B = 0
	C =	The per share charge or credit for any taxes reserved for at the end of the current valuation period.
		Assume	C = 0
	D =	The net asset value of an underlying fund portfolio share at the end of the immediately preceding valuation period.
		Assume	D = $11.40
	E =	The daily deduction for the mortality and expense risk fee, the administrative charge and any optional benefit fees. Assume E totals 2.20% on an annual basis. On a daily basis, this equals ..000059622.

Then, the net investment factor	=	(11.57 + 0 - 0) - .000059622 = Z = 1.014852658
(11.40)

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Formula and Illustration for Determining Accumulation Unit Value

Accumulation Unit Value = A * B

Where:	A =	The accumulation unit value for the immediately preceding valuation period.
		Assume	= $X
	B =	The net investment factor for the current valuation period.
		Assume	= Y

Then, the accumulation unit value = $X * Y = $Z

Annuity Unit Value And Annuity Payment Rates

The amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount exceeds the annual assumed investment return of 5% annually. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the annual assumed investment return. The value of a variable annuity unit in each subaccount was established at $1.00 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to (a) multiplied by (b) multiplied by (c), where:

(a)	is the variable annuity unit value for the subaccount on the immediately preceding business day;

(b)	is the net investment factor for that subaccount for the valuation period; and

(c)	is the investment result adjustment factor for the valuation period.

The investment result adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 5% effective annual assumed investment return. The valuation period is the period from the close of the immediately preceding business day to the close of the current business day.

The net investment factor for the policy used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:

(i)	is the result of:

(1)	the net asset value of a fund share held in that subaccount determined at the end of the current valuation period; plus

(2)	the per share amount of any dividend or capital gain distributions made by the fund for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus

(3)	a per share charge or credit for any taxes reserved for, which Transamerica determines to have resulted from the investment operations of the subaccount.

(ii)	is the net asset value of a fund share held in that subaccount determined as of the end of the immediately preceding valuation period.

(iii)	is a factor representing the mortality and expense risk fee and administrative charge. This factor is equal, on an annual basis, to 1.25% of the daily net asset value of a fund share held in that subaccount. (For calculating Initial Payment Guarantee annuity payments, the factor is 1.25% higher).

The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.

The annuity payment rates vary according to the annuity option elected and the sex and adjusted age of the annuitant at the annuity commencement date. The policy also contains a table for determining the adjusted age of the annuitant.

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Illustration of Calculations for Annuity Unit Value

and Variable Annuity Payments

Formula and Illustration for Determining Annuity Unit Value

Annuity Unit Value = A * B * C

Where: A =	Annuity unit value for the immediately preceding valuation period.
	Assume	= $X

B =	Net investment factor for the valuation period for which the annuity unit value is being calculated.
	Assume	= Y

C =	A factor to neutralize the annual assumed investment return of 5% built into the annuity tables used.
	Assume	= Z

Then, the annuity unit value is: $X * Y * Z = $Q

Formula and Illustration for Determining

Amount of First Monthly Variable Annuity Payment

First monthly variable annuity payment	= A * B
$1,000

Where: A =	The adjusted policy value as of the annuity commencement date.
	Assume	= $X
B =	The annuity purchase rate per $1,000 of adjusted policy value based upon the option selected, the sex and adjusted age of the annuitant according to the tables contained in the policy.
	Assume	= $Y

Then, the first monthly variable annuity payment	= $X * $Y = $Z
1,000

Formula and Illustration for Determining the Number of Annuity Units

Represented by Each Monthly Variable Annuity Payment

Number of annuity units =	A
B

Where: A =	The dollar amount of the first monthly variable annuity payment.

	Assume	= $X

B =	The annuity unit value for the valuation date on which the first monthly payment is due.

	Assume	= $Y

Then, the number of annuity units	$X = Z
$Y

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ADDITIONAL DEATH DISTRIBUTION RIDER — ADDITIONAL INFORMATION

The following examples illustrate the Additional Death Distribution additional death benefit payable by this rider as well as the effect of a partial surrender on the Additional Death Benefit amount. The client is less than age 71 on the Rider Date.

Example 1

Policy Value on the Rider Date:	$100,000
Premiums paid after the Rider Date before Surrender:	$25,000
Gross Partial Surrender after the Rider Date:	$30,000
Policy Value on date of Surrender	$150,000
Rider Earnings on Date of Surrender (Policy Value on date of Surrender – Policy Value on Rider Date – Premiums paid after Rider Date + Surrenders since Rider Date that exceeded Rider Earnings = $150,000 - $100,000 - $25,000 + 0):	$25,000
Amount of Surrender that exceeds Rider Earnings ($30,000 - $25,000):	$5,000
Base Policy Death Benefit on the date of Death Benefit Calculation:	$200,000
Policy Value on the date of Death Benefit Calculations	$175,000
Rider Earnings (= Policy Value on date of death benefit calculations – policy value on Rider Date – Premiums since Rider Date + Surrenders since Rider Date that exceeded Rider Earnings = $175,000 - $100,000 - $25,000 + $5,000):	$55,000
Additional Death Benefit Amount (= Additional Death Benefit Factor * Rider Earnings = 40%* $55,000):	$22,000
Total Death Benefit paid (=Base policy death benefit plus Additional Death Benefit Amount):	$222,000

Example 2

Policy Value on the Rider Date:	$100,000
Premiums paid after the Rider Date before Surrender:	$0
Gross Partial Surrender after the Rider Date:	$0
Base Policy Death Benefit on the date of Death Benefit Calculation:	$100,000
Policy Value on the date of Death Benefit Calculations	$75,000
Rider Earnings (= Policy Value on date of death benefit calculations – policy value on Rider Date – Premiums since Rider Date + Surrenders since Rider Date that exceeded Rider Earnings = $75,000 - $100,000 - $0 + $0):	$0
Additional Death Benefit Amount (= Additional Death Benefit Factor * Rider Earnings = 40%* $0):	$0
Total Death Benefit paid (=Base policy death benefit plus Additional Death Benefit Amount):	$100,000

ADDITIONAL DEATH DISTRIBUTION+ (“ADD+”) — ADDITIONAL INFORMATION

Assume the ADD+ is added to a new policy opened with $100,000 initial premium. The client is less than age 71 on the Rider Date. On the first and second Rider Anniversaries, the Policy Value is $110,000 and $95,000 respectively when the Rider Fees are deducted. The client adds $25,000 premium in the 3rd Rider Year when the Policy Value is equal to $115,000 and then takes a withdrawal of $35,000 during the 4th Rider Year when the Policy Value is equal to $145,000. After 5 years, the Policy Value is equal to $130,000 and the death proceeds is $145,000.

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Example 1

Account Value on Rider Date (equals initial policy value since new policy)	$100,000
Additional Death Benefit during first Rider Year	$0
Rider Fee on first Rider Anniversary (= Rider Fee * Policy Value = 0.55% * $110,000)	$605
Additional Death Benefit during 2nd Rider Year (= sum of total Rider Fees paid)	$605
Rider Fee on second Rider Anniversary (= Rider Fee * Policy Value = 0.55% * $95,000)	$522.50
Additional Death Benefit during 3rd Rider Year (= sum of total Rider Fees paid = $605 + $522.50)	$1,127.50
Rider Benefit Base in 3rd Rider Year prior to Premium addition (= Account Value less premiums added since Rider Date = $115,000 – $0)	$115,000
Rider Benefit Base in 3rd Rider Year after Premium addition (= $140,000 - $25,000)	$115,000
Rider Benefit Base in 4th Rider Year prior to withdrawal (= Account Value less premiums added since Rider Date = $145,000 - $25,000)	$120,000
Rider Benefit Base in 4th Rider Year after withdrawal = (Account Value less premiums added since Rider Date =$110,000 - $25,000)	$85,000
Rider Benefit Base (= $130,000 - $25,000)	$105,000
Additional Death Benefit = Rider Benefit Percentage * Rider Benefit Base = 30% * $105,000	$31,500
Total Death Proceeds (= base policy Death Proceeds + Additional Death Benefit Amount = $145,000 + $31,500)	$176,500

HISTORICAL PERFORMANCE DATA

Money Market Yields

Transamerica may from time to time disclose the current annualized yield of the Transamerica Money Market Subaccount (formerly Van Kampen Money Market Subaccount), which invests in the Transamerica Money Market Portfolio, for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the Transamerica Money Market Portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account having a balance of 1 unit of the Transamerica Money Market Subaccount at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (1) net income from the portfolio attributable to the hypothetical account; and (2) charges and deductions imposed under a policy that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for (1) the administrative charges; and (2) the mortality and expense risk fee.

Current yield will be calculated according to the following formula:

Current Yield = ((NCS - ES)/UV) * (365/7))

Where:

NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.
ES	=	Per unit expenses of the subaccount for the 7-day period.
UV	=	The unit value on the first day of the 7-day period.

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Because of the charges and deductions imposed under a policy, the yield for the Transamerica Money Market Subaccount will be lower than the yield for the Transamerica Money Market Portfolio. The yield calculations do not reflect the effect of any premium taxes that may be applicable to a particular policy.

Transamerica may also disclose the effective yield of the Transamerica Money Market Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula:

Effective Yield = (1 + ((NCS—ES)/UV))365/7 - 1

Where:

NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.
ES	=	Per unit expenses of the subaccount for the 7-day period.
UV	=	The unit value on the first day of the 7-day period.

The yield on amounts held in the Transamerica Money Market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Transamerica Money Market Subaccount’s actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Transamerica Money Market Portfolio, the types and quality of portfolio securities held by the Transamerica Money Market Portfolio and its operating expenses.

Other Subaccount Yields

Transamerica may from time to time advertise or disclose the current annualized yield of one or more of the subaccounts (except the Transamerica Money Market Subaccount) for 30-day periods. The annualized yield of a subaccount refers to income generated by the subaccount over a specific 30-day period. Because the yield is annualized, the yield generated by a subaccount during the 30-day period is assumed to be generated each 30-day period over a 12-month period. The yield is computed by: (i) dividing the net investment income of the subaccount less subaccount expenses for the period, by (ii) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period, (iii) compounding that yield for a 6-month period, and (iv) multiplying that result by 2. Expenses attributable to the subaccount include (i) the administrative charges; (ii) the mortality and expense risk fee; and (iii) the distribution financing charge. The 30-day yield is calculated according to the following formula:

Yield = 2 x ((((NI - ES)/(U x UV)) + 1)6 - 1)

Where:

NI	=	Net investment income of the subaccount for the 30-day period attributable to the subaccount’s unit.

ES	=	Expenses of the subaccount for the 30-day period.

U	=	The average number of units outstanding.

UV	=	The unit value at the close (highest) of the last day in the 30-day period.

Because of the charges and deductions imposed by the separate account, the yield for a subaccount will be lower than the yield for its corresponding portfolio. The yield calculations do not reflect the effect of any premium taxes that may be applicable to a particular policy.

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The yield on amounts held in the subaccounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The types and quality of its investments and its operating expenses affect a subaccount’s actual yield.

Total Returns

Transamerica may from time to time also advertise or disclose total returns for one or more of the subaccounts for various periods of time. One of the periods of time will include the period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.

Total returns will be calculated using subaccount unit values which Transamerica calculates on each business day based on the performance of the separate account’s underlying portfolio and the deductions for the mortality and expense risk fee, the distribution financing charges, and the administrative charges. The total return will then be calculated according to the following formula:

P (1 + T)n = ERV

Where:

T	=	The average annual total return net of subaccount recurring charges.

ERV	=	The ending redeemable value of the hypothetical account at the end of the period.

P	=	A hypothetical initial payment of $1,000.

N	=	The number of years in the period.

Other Performance Data

Transamerica may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above.

Transamerica may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula.

CTR = (ERV / P) - 1

Where:

CTR	=	The cumulative total return net of subaccount recurring charges for the period.
ERV	=	The ending redeemable value of the hypothetical investment at the end of the period.
P	=	A hypothetical initial payment of $1,000.

All non-standardized performance data will only be advertised if the standardized performance data is also disclosed.

27

Adjusted Historical Performance Data

From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date a particular subaccount commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the various portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of policy charges that are currently in effect.

PUBLISHED RATINGS

Transamerica may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor’s Insurance Ratings Services, Moody’s Investors Service and Fitch Financial Ratings The purpose of the ratings is to reflect the financial strength of Transamerica. The ratings should not be considered as bearing on the investment performance of assets held in the separate account or of the safety or riskiness of an investment in the separate account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, these ratings may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions of an operating insurance company’s financial capacity to meet the obligations of its insurance policies in accordance with their terms.

STATE REGULATION OF TRANSAMERICA

Transamerica is subject to the laws of Iowa governing insurance companies and to regulation by the Iowa Division of Insurance. An annual statement in a prescribed form is filed with the Division of Insurance each year covering the operation of Transamerica for the preceding year and its financial condition as of the end of such year. Regulation by the Division of Insurance includes periodic examination to determine Transamerica’s contract liabilities and reserves so that the Division may determine the items are correct. Transamerica’s books and accounts are subject to review by the Division of Insurance at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. In addition, Transamerica is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

ADMINISTRATION

Transamerica performs administrative services for the policies. These services include issuance of the policies, maintenance of records concerning the policies, and certain valuation services.

RECORDS AND REPORTS

All records and accounts relating to the separate account will be maintained by Transamerica. As presently required by the 1940 Act, as amended, and regulations promulgated thereunder, Transamerica will mail to all owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners may also receive confirmation of each financial transaction and any other reports required by law or regulation. However, for certain routine transactions (for example, regular monthly premiums deducted from your checking account, or regular annuity payments Transamerica sends to you) you may only receive quarterly confirmations.

28

DISTRIBUTION OF THE POLICIES

We currently offer the policies on a continuous basis. We anticipate continuing to offer the policies, but reserve the right to discontinue the offering.

AFSG serves as principal underwriter for the policies. AFSG’s home office is located at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001. AFSG and TCI (distributor for the policies) are our affiliates, and like us, are indirect, wholly owned subsidiaries of AEGON USA. AFSG and TCI are registered as broker-dealers with the Securities and Exchange Commission under the Securities Exchange Act of 1934, and each is a member of NASD, Inc. AFSG and TCI are not members of the Securities Investor Protection Corporation.

The policies are offered to the public through sales representatives of broker-dealers (“selling firms”) that have entered into selling agreements with us and with AFSG. AFSG compensates these selling firms for their services. Sales representatives are appointed as our insurance agents.

During fiscal years 2005, 2004, and 2003, the amounts paid to AFSG in connection with all policies sold through the separate account were $7,737,063, $8,667,272, and $5,812,234, respectively. AFSG passes through commissions it receives to selling firms for their sales and does not retain any portion of them. We and/or our affiliates provide paid-in capital to AFSG and pay for AFSG’s operating and other expenses, including overhead, legal and accounting fees.

We and TCI may pay certain selling firms additional cash amounts for: (1) “preferred product” treatment of the policies in their marketing programs, which may include marketing services and increased access to their sales representatives; (2) sales promotions relating to the policies; (3) costs associated with sales conferences and educational seminars for their sales representatives; and (4) other sales expenses incurred by them. We and/or AFSG may make bonus payments to certain selling firms based on aggregate sales or persistency standards. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms.

VOTING RIGHTS

To the extent required by law, Transamerica will vote the underlying fund portfolios’ shares held by the separate account at regular and special shareholder meetings of the underlying fund portfolios in accordance with instructions received from persons having voting interests in the portfolios, although none of the underlying fund portfolios hold regular annual shareholder meetings. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result Transamerica determines that it is permitted to vote the underlying fund portfolios shares in its own right, it may elect to do so.

Before the annuity commencement date, you hold the voting interest in the selected portfolios. The number of votes that you have the right to instruct will be calculated separately for each subaccount. The number of votes that you have the right to instruct for a particular subaccount will be determined by dividing your policy value in the subaccount by the net asset value per share of the corresponding portfolio in which the subaccount invests. Fractional shares will be counted.

After the annuity commencement date, the person receiving annuity payments has the voting interest, and the number of votes decreases as annuity payments are made and as the reserves for the policy decrease. The person’s number of votes will be determined by dividing the reserve for the policy allocated to the applicable subaccount by the net asset value per share of the corresponding portfolio. Fractional shares will be counted.

29

The number of votes that you or the person receiving income payments has the right to instruct will be determined as of the date established by the underlying fund portfolios for determining shareholders eligible to vote at the meeting of the underlying fund portfolios. Transamerica will solicit voting instructions by sending you, or other persons entitled to vote, written requests for instructions prior to that meeting in accordance with procedures established by the underlying fund portfolios. Portfolio shares as to which no timely instructions are received, and shares held by Transamerica in which you, or other persons entitled to vote have no beneficial interest, will be voted in proportion to the voting instructions that are received with respect to all Policies participating in the same subaccount.

Each person having a voting interest in a subaccount will receive proxy material, reports, and other materials relating to the appropriate portfolio.

OTHER PRODUCTS

Transamerica makes other variable annuity policies available that may also be funded through the separate account. These variable annuity policies may have different features, such as different investment options or charges.

CUSTODY OF ASSETS

Transamerica holds assets of each of the subaccounts. The assets of each of the subaccounts are segregated and held separate and apart from the assets of the other subaccounts and from Transamerica’s general account assets. Transamerica maintains records of all purchases and redemptions of shares of the underlying fund portfolios held by each of the subaccounts. Additional protection for the assets of the separate account is afforded by Transamerica’s fidelity bond, presently in the amount of $5,000,000, covering the acts of officers and employees of Transamerica.

LEGAL MATTERS

Sutherland Asbill & Brennan LLP, of Washington D.C. has provided legal advice to Transamerica relating to certain matters under the federal securities laws applicable to the issue and sale of the policies.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The statutory-basis financial statements and schedules of Transamerica and the audited financial statements of certain subaccounts of the Separate Account have been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, Suite 3000, 801 Grand Avenue, Des Moines, Iowa 50309. The financial statements audited by Ernst & Young LLP are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

The financial statements of the Separate Account at December 31, 2005 and for the periods disclosed in the financial statements, and the financial statements and schedules of Transamerica at December 31, 2005 and 2004, and for each of the three years in the period ended December 31, 2005, appearing herein, have been audited by Ernst & Young LLP, Suite 3400, 801 Grand Avenue, Des Moines, Iowa 50309, Independent Registered Public Accounting Firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

30

OTHER INFORMATION

A Registration Statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the policies discussed in this SAI. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

FINANCIAL STATEMENTS

The values of your interest in the separate account will be affected solely by the investment results of the selected subaccount(s). Financial statements of certain subaccounts of Separate Account VA B, which are available for investment by Transamerica Freedom Variable Annuity contract owners are contained herein. The statutory-basis financial statements and schedules of Transamerica Life Insurance Company, which are included in this SAI, should be considered only as bearing on the ability of Transamerica to meet its obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the separate account.

[THIS SPACE INTENTIONALLY LEFT BLANK]

31

APPENDIX A

CONDENSED FINANCIAL INFORMATION

(For policies purchased on or after May 1, 2006)

The Total Separate Account Annual Expenses of 1.70%, 1.90%, and 2.20% were not offered as of December 31, 2005, therefore condensed financial data is not available that reflects those Total Separate Account Expenses.

CONDENSED FINANCIAL INFORMATION

The accumulation unit vales and the number of accumulation units outstanding for each subaccount from the date of inception are shown in the following tables.

		2.15%			1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
Asset Allocation Conservative Portfolio - Service Class(13)	2005	$1.234511	$1.269130	1,137,676.082	$1.240597	$1.279140	652,930.653
	2004	$1.152278	$1.234511	536581.000	$1.154543	$1.240597	837,819.000
	2003	$1.000000	$1.152278	179,972.944	$1.000000	$1.154543	91,792.069
Asset Allocation - Growth Portfolio -Service Class(13)	2005	$1.384807	$1.517400	4,021,906.068	$1.391625	$1.529348	2,600,394.875
	2004	$1.241984	$1.384807	3,064,722.000	$1.244419	$1.391625	1,797,507.000
	2003	$1.000000	$1.241984	1,201,091.477	$1.000000	$1.244419	114,594.272
Asset Allocation - Moderate Portfolio -Service Class(13)	2005	$1.277203	$1.339544	5,115,110.568	$1.283478	$1.350078	6,524,698.939
	2004	$1.174098	$1.277203	2,730,131.000	$1.176403	$1.283478	4,739,171.000
	2003	$1.000000	$1.174098	679,194.714	$1.000000	$1.176403	317,015.129
Asset Allocation - Moderate Growth Portfolio - Service Class(13)	2005	$1.330451	$1.428964	5,310,495.972	$1.336977	$1.440189	10,034,902.509
	2004	$1.201059	$1.330451	3,097,756.000	$1.203403	$1.336977	4,343,551.000
	2003	$1.000000	$1.201059	939,048.775	$1.000000	$1.203403	232,944.756
American Century International -Service Class(12)	2005	$1.398004	$1.538650	261,854.317	$1.404892	$1.550773	341,070.528
	2004	$1.250244	$1.398004	177,027.000	$1.252702	$1.404892	121,373.000
	2003	$1.000000	$1.250244	102,017.265	$1.000000	$1.252702	20,524.116
American Century Large Company Value -Service Class(12)	2005	$1.363986	$1.386523	39,820.857	$1.370715	$1.397454	150,656.612
	2004	$1.226414	$1.363986	74,607.000	$1.228827	$1.370715	70,697.000
	2003	$1.000000	$1.226414	13,095.182	$1.000000	$1.228827	0.000
Capital Guardian Global - Service Class(5)	2005	$1.412733	$1.520008	517,582.155	$1.419659	$1.531948	345,954.362
	2004	$1.304853	$1.412733	323,337.000	$1.307402	$1.419659	184,341.000
	2003	$1.000000	$1.304853	113,904.988	$1.000000	$1.307402	43,171.337
Capital Guardian U.S. Equity -Service Class(9)	2005	$1.333518	$1.384713	352,081.568	$1.340079	$1.395612	400,917.252
	2004	$1.244151	$1.333518	204,659.000	$1.246588	$1.340079	268,609.000
	2003	$1.000000	$1.244151	95,240.673	$1.000000	$1.246588	122,884.303
Capital Guardian Value - Service Class(1)	2005	$1.455513	$1.531894	425,719.812	$1.462674	$1.543957	904,872.651
	2004	$1.277541	$1.455513	452,766.000	$1.280055	$1.462674	337,885.000
	2003	$1.000000	$1.277541	109,808.105	$1.000000	$1.280055	125,378.186
Clarion Global Real Estate Securities -Service Class(13)a	2005	$1.637432	$1.814388	366,181.528	$1.645498	$1.828678	206,413.470
	2004	$1.262459	$1.637432	266,453.000	$1.264938	$1.645498	109,597.000
	2003	$1.000000	$1.262459	63,434.115	$1.000000	$1.264938	37,367.829
Great Companies AmericaSM -Service Class(12)	2005	$1.152279	$1.169054	94,109.194	$1.157949	$1.178258	26,523.852
	2004	$1.160147	$1.152279	99,152.000	$1.162421	$1.157949	5,857.000
	2003	$1.000000	$1.160147	10,698.989	$1.000000	$1.162421	0.000
Great Companies - Technology SM -Service Class (12)	2005	$1.369105	$1.365274	36,573.403	$1.375840	$1.376024	0.000
	2004	$1.300362	$1.369105	37,401.000	$1.302912	$1.375840	0.000
	2003	$1.000000	$1.300362	3,092.232	$1.000000	$1.302912	0.000

32

		2.15% (Continued)			1.85% (Continued)
Subaccount	Year	Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
Janus Growth - Service Class (1)	2005	$1.353011	$1.453117	0.000	$1.359664	$1.464554	14,510.523
	2004	$1.199558	$1.353011	0.000	$1.201905	$1.359664	15,783.000
	2003	$1.000000	$1.199558	0.000	$1.000000	$1.201905	0.000
Jennison Growth - Service Class(4)	2005	$1.277195	$1.419451	17,116.169	$1.283494	$1.430633	24,006.880
	2004	$1.198453	$1.277195	40,745.000	$1.200812	$1.283494	11,056.000
	2003	$1.000000	$1.198453	0.000	$1.000000	$1.200812	8,327.698
J.P. Morgan Enhanced Index -Service Class(2)	2005	$1.312320	$1.325861	1,372,078.604	$1.318774	$1.336293	0.000
	2004	$1.210944	$1.312320	1,113,351.000	$1.213316	$1.318774	314.000
	2003	$1.000000	$1.210944	0.000	$1.000000	$1.213316	0.000
Marsico Growth - Service Class(11)b	2005	$1.300503	$1.377754	724,250.892	$1.306899	$1.388585	386,523.250
	2004	$1.185885	$1.300503	336,453.000	$1.188215	$1.306899	45,845.000
	2003	$1.000000	$1.185885	160,684.847	$1.000000	$1.188215	3,654.310
Mercury Large Cap Value -Service Class(10)	2005	$1.448152	$1.640798	248,333.372	$1.455261	$1.653693	52,368.991
	2004	$1.253702	$1.448152	78,011.000	$1.256162	$1.455261	28,995.000
	2003	$1.000000	$1.253702	42,002.324	$1.000000	$1.256162	26,650.249
MFS High Yield - Service Class(3)	2005	$1.158535	$1.151260	108,140.740	$1.164230	$1.160309	99,861.865
	2004	$1.080784	$1.158535	175,332.000	$1.082910	$1.164230	57,283.000
	2003	$1.000000	$1.080784	157,622.638	$1.000000	$1.082910	258.009
PIMCO Total Return - Service Class(13)	2005	$1.026377	$1.025258	1,000,389.363	$1.031445	$1.033347	754,727.817
	2004	$1.006080	$1.026377	658,356.000	$1.008067	$1.031445	493,094.000
	2003	$1.000000	$1.006080	239,952.455	$1.000000	$1.008067	146,973.450
Salomon All Cap - Service Class(10)	2005	$1.354336	$1.376368	298,608.359	$1.361003	$1.387213	64,093.796
	2004	$1.270508	$1.354336	265,380.000	$1.272998	$1.361003	44,627.000
	2003	$1.000000	$1.270508	67,280.160	$1.000000	$1.272998	13,422.446
Templeton Great Companies Global -Service Class(11)	2005	$1.079394	$1.133136	4,432.714	$1.081523	$1.138715	144,796.803
	2004	$1.201198	$1.079394	4,350.000	$1.203554	$1.081523	86,454.000
	2003	$1.000000	$1.201198	0.000	$1.000000	$1.203554	21,173.319
Transamerica Balanced - Service Class(13)	2005	$1.187040	$1.252650	36,577.685	$1.192883	$1.262511	0.000
	2004	$1.093673	$1.187040	38,942.000	$1.095821	$1.192883	841.000
	2003	$1.000000	$1.093673	0.000	$1.000000	$1.095821	0.000
Transamerica Convertible Securities -Service Class(13)	2005	$1.271177	$1.288563	31,420.365	$1.277435	$1.298714	127,429.404
	2004	$1.149242	$1.271177	3,391.000	$1.151505	$1.277435	28,209.000
	2003	$1.000000	$1.149242	0.000	$1.000000	$1.151505	0.000
Transamerica Equity - Service Class(10)	2005	$1.364662	$1.553501	574,290.404	$1.371372	$1.565729	398,210.114
	2004	$1.205743	$1.364662	395,965.000	$1.208109	$1.371372	229,870.000
	2003	$1.000000	$1.205743	38,359.608	$1.000000	$1.208109	18,765.793
Transamerica Growth Opportunities -Service Class(12)	2005	$1.421396	$1.613251	313,519.293	$1.428382	$1.625938	172,297.594
	2004	$1.246300	$1.421396	74,869.000	$1.248740	$1.428382	32,712.000
	2003	$1.000000	$1.246300	48,950.305	$1.000000	$1.248740	0.000
Transamerica Money Market -Service Class(1)	2005	$0.975511	$0.980126	10,372.450	$0.980329	$0.987867	166,889.442
	2004	$0.989088	$0.975511	6,407.000	$0.991036	$0.980329	356,750.000
	2003	$1.000000	$0.989088	216,867.4832	$1.000000	$0.991036	88,816.643
Transamerica U.S. Government Securities -Service Class(1)	2005	$0.999084	$0.997496	145,132.240	$1.004005	$1.005345	42,787.901
	2004	$0.991836	$0.999084	68,802.000	$0.993783	$1.004005	369,479.000
	2003	$1.000000	$0.991836	26,176.409	$1.000000	$0.993783	443,131.549
T. Rowe Price Equity Income -Service Class(6)	2005	$1.358789	$1.380915	618,003.060	$1.365469	$1.391775	191,246.778
	2004	$1.211630	$1.358789	316,276.000	$1.214006	$1.365469	114,649.000
	2003	$1.000000	$1.211630	24,239.954	$1.000000	$1.214006	0.000
T. Rowe Price Growth Stock -Service Class(7)	2005	$1.294613	$1.342168	370,944.540	$1.300978	$1.352737	77,742.496
	2004	$1.207107	$1.294613	291,832.000	$1.209480	$1.300978	67,495.000
	2003	$1.000000	$1.207107	63,869.423	$1.000000	$1.209480	13,845.154
T. Rowe Price Small Cap -Service Class(10)	2005	$1.430228	$1.545814	378,416.860	$1.437264	$1.557972	85,387.274
	2004	$1.326829	$1.430228	313,716.000	$1.329429	$1.437264	63,248.000
	2003	$1.000000	$1.326829	101,816.725	$1.000000	$1.329429	3,031.830

33

		2.15% (Continued)			1.85% (Continued)
Subaccount	Year	Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
Van Kampen Active International Allocation - Service Class(1)	2005	$1.481461	$1.647788	334,559.680	$1.488758	$1.660766	118,880.857
	2004	$1.307862	$1.481461	304,963.000	$1.310431	$1.488758	95,142.000
	2003	$1.000000	$1.307862	74,368.417	$1.000000	$1.310431	0.000
Van Kampen Large Cap Core -Service Class(1)	2005	$1.262208	$1.348438	80,479.008	$1.268429	$1.359065	14,083.969
	2004	$1.145861	$1.262208	38,665.000	$1.148114	$1.268429	13,061.000
	2003	$1.000000	$1.145861	0.000	$1.000000	$1.148114	19,119.399
Van Kampen Mid-Cap Growth -Service Class(12)c	2005	$1.239838	$1.302569	124,303.118	$1.245948	$1.312834	24,791.226
	2004	$1.184648	$1.239838	125,106.000	$1.186979	$1.245948	27,341.000
	2003	$1.000000	$1.184648	23,023.688	$1.000000	$1.186979	0.000
PAM Transamerica U. S. Government Securities - Service Class(14)	2005	N/A	$0.000000	0.000	$1.004005	$1.005345	3,676.282
	2004	N/A	N/A	N/A	$0.993783	$1.004005	0.000
	2003	N/A	N/A	N/A	$1.000000	$0.993783	0.000
AIM V.I. Basic Value Fund -Series II Shares(13)	2005	$1.394287	$1.439122	74,265.282	$1.401161	$1.450459	110,422.322
	2004	$1.285073	$1.394287	68,626.000	$1.287590	$1.401161	66,607.000
	2003	$1.000000	$1.285073	5,919.219	$1.000000	$1.287590	19,839.889
AIM V.I. Capital Appreciation Fund -Series II Shares(13)	2005	$1.269873	$1.349869	0.000	$1.276124	$1.360493	3,890.239
	2004	$1.219988	$1.269873	0.000	$1.222384	$1.276124	6,825.000
	2003	$1.000000	$1.219988	0.000	$1.000000	$1.222384	0.000
AllianceBernstein Growth and Income Portfolio - Class B(12)	2005	$1.333168	$1.365174	286,973.126	$1.339719	$1.375912	33,849.928
	2004	$1.224493	$1.333168	290,239.000	$1.226890	$1.339719	50,850.000
	2003	$1.000000	$1.224493	114,697.784	$1.000000	$1.226890	0.000
AllianceBernstein Large Cap Growth Portfolio – Class B(12)	2005	$1.214121	$1.365080	161,683.443	$1.220101	$1.375827	8,714.665
	2004	$1.144760	$1.214121	48,544.000	$1.147011	$1.220101	8,114.000
	2003	$1.000000	$1.144760	47,733.393	$1.000000	$1.147011	4,850.688
Janus Aspen -Mid Cap Growth Portfolio -Service Class(11)	2005	$1.475288	$1.618038	96,297.251	$1.482557	$1.630786	3,229.563
	2004	$1.250953	$1.475288	92,181.000	$1.253410	$1.482557	789.000
	2003	$1.000000	$1.250953	10,363.837	$1.000000	$1.253410	0.000
Janus Aspen -World Wide Growth Portfolio - Service Shares(11)	2005	$1.263357	$1.305700	161,063.273	$1.269574	$1.315978	3,981.481
	2004	$1.234690	$1.263357	161,412.000	$1.237113	$1.269574	5,092.000
	2003	$1.000000	$1.234690	215.949	$1.000000	$1.237113	0.000
MFS New Discovery Series -Service Class(13)	2005	$1.318163	$1.355412	139,846.163	$1.324659	$1.366114	33,972.331
	2004	$1.267862	$1.318163	96,913.000	$1.270349	$1.324659	23,899.000
	2003	$1.000000	$1.267862	50,423.630	$1.000000	$1.270349	7,871.853
MFS Total Return Series - Service Class(13)	2005	$1.216718	$1.222132	197,411.119	$1.222715	$1.231764	130,400.030
	2004	$1.119499	$1.216718	185,984.000	$1.121697	$1.222715	125,834.000
	2003	$1.000000	$1.119499	82,360.117	$1.000000	$1.121697	8,915.064
Fidelity VIP - Contrafund® Portfolio -Service Class 2(10)	2005	$1.391080	$1.588607	659,549.148	$1.397916	$1.601104	197,242.139
	2004	$1.233995	$1.391080	255,237.000	$1.236415	$1.397916	180,379.000
	2003	$1.000000	$1.233995	83,464.910	$1.000000	$1.236415	0.000
Fidelity -VIP Equity-Income Portfolio -Service Class 2(10)	2005	$1.364018	$1.409780	190,493.555	$1.370739	$1.420893	82,868.718
	2004	$1.252706	$1.364018	136,367.000	$1.255168	$1.370739	70,041.000
	2003	$1.000000	$1.252706	77,379.047	$1.000000	$1.255168	21,204.194
Fidelity -VIP Growth Portfolio -Service Class 2(12)	2005	$1.251476	$1.292627	124,081.249	$1.257634	$1.302806	42,516.277
	2004	$1.239747	$1.251476	94,028.000	$1.242184	$1.257634	26,990.000
	2003	$1.000000	$1.239747	11,204.374	$1.000000	$1.242184	0.000
Fidelity -VIP Mid Cap Portfolio -Service Class 2(10)	2005	$1.692355	$1.955351	772,717.827	$1.700679	$1.970736	152,563.628
	2004	$1.386871	$1.692355	381,416.000	$1.389595	$1.700679	129,210.000
	2003	$1.000000	$1.386871	133,784.257	$1.000000	$1.389595	42,306.790
Fidelity -VIP Value Strategies Portfolio -Service Class 2(13)	2005	$1.640189	$1.644751	471,967.131	$1.648256	$1.657680	192,080.837
	2004	$1.471850	$1.640189	369,833.000	$1.474735	$1.648256	123,665.000
	2003	$1.000000	$1.471850	146,595.072	$1.000000	$1.474735	24,005.046

(1)	Subaccount Inception Date July 5, 1994.

(2)	Subaccount Inception Date May 1, 1997.

(3)	Subaccount Inception Date June 2, 1998.

(4)	Subaccount Inception Date November 20, 1996.

(5)	Subaccount Inception Date February 2, 1998.

34

(6)	Subaccount Inception Date January 20, 1995.

(7)	Subaccount Inception Date January 5, 1995.

(8)	Subaccount Inception Date July 23, 1997.

(9)	Subaccount Inception Date July 1, 1998.

(10)	Subaccount Inception Date May 1, 2000.

(11)	Subaccount Inception Date October 9, 2000.

(12)	Subaccount Inception Date May 1, 2001.

(13)	Subaccount Inception Date May 1, 2002

(14)	Subaccount Inception Date November 3, 2003.

[a]	Formerly known as Clarion Real Estate Securities.

[b]	This subaccount was re-opened on May 1, 2003. If you purchased your policy prior to May 1, 2003 you may only invest in the Initial Class shares. If you purchased your policy on May 1, 2003 or after, you may only invest in Service Class shares.

[c]	Formerly known as Van Kampen Emerging Growth.

International Moderate Growth Fund had not commenced operations as of December 31, 2005, therefore, comparable data is not available.

[THIS SPACE INTENTIONALLY LEFT BLANK]

35

		1.65%			1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
Asset Allocation Conservative Portfolio - Service Class(13)	2005	$1.244663	$1.285855	5,311,608.574	N/A	N/A	N/A
	2004	$1.156053	$1.244663	1,754,171.000	N/A	N/A	N/A
	2003	$1.000000	$1.156053	306,346.159	N/A	N/A	N/A
Asset Allocation - Growth Portfolio - Service Class(13)	2005	$1.396201	$1.537391	2,727,896.863	N/A	N/A	N/A
	2004	$1.246057	$1.396201	1,258,003.000	N/A	N/A	N/A
	2003	$1.000000	$1.246057	96,224.296	N/A	N/A	N/A
Asset Allocation - Moderate Portfolio - Service Class(13)	2005	$1.287710	$1.357190	15,833,341.165	N/A	N/A	N/A
	2004	$1.177954	$1.287710	6,397,712.000	N/A	N/A	N/A
	2003	$1.000000	$1.177954	656,616.562	N/A	N/A	N/A
Asset Allocation - Moderate Growth Portfolio - Service Class(13)	2005	$1.341392	$1.447775	12,973,204.806	N/A	N/A	N/A
	2004	$1.204992	$1.341392	3,814,143.000	N/A	N/A	N/A
	2003	$1.000000	$1.204992	489,410.694	N/A	N/A	N/A
American Century International - Service Class(12)	2005	$1.409527	$1.558941	277,604.699	N/A	N/A	N/A
	2004	$1.254357	$1.409527	238,529.000	N/A	N/A	N/A
	2003	$1.000000	$1.254357	56,673.320	N/A	N/A	N/A
American Century Large Company Value - Service Class(12)	2005	$1.375209	$1.404790	72,712.700	N/A	N/A	N/A
	2004	$1.230438	$1.375209	492,352.000	N/A	N/A	N/A
	2003	$1.000000	$1.230438	15,375.756	N/A	N/A	N/A
Capital Guardian Global - Service Class(5)	2005	$1.424351	$1.540029	532,319.084	N/A	N/A	N/A
	2004	$1.309127	$1.424351	483,782.000	N/A	N/A	N/A
	2003	$1.000000	$1.309127	13,851.019	N/A	N/A	N/A
Capital Guardian U.S. Equity - Service Class(9)	2005	$1.344493	$1.402958	211,238.954	N/A	N/A	N/A
	2004	$1.248225	$1.344493	166,459.000	N/A	N/A	N/A
	2003	$1.000000	$1.248225	58,517.549	N/A	N/A	N/A
Capital Guardian Value - Service Class(1)	2005	$1.467484	$1.552072	766,670.052	N/A	N/A	N/A
	2004	$1.281735	$1.467484	637,576.000	N/A	N/A	N/A
	2003	$1.000000	$1.281735	70,035.093	N/A	N/A	N/A
Clarion Global Real Estate Securities - Service Class(13)a	2005	$1.650890	$1.838266	100,705.441	N/A	N/A	N/A
	2004	$1.266597	$1.650890	180,655.000	N/A	N/A	N/A
	2003	$1.000000	$1.266597	38,980.275	N/A	N/A	N/A
Great Companies AmericaSM - Service Class(12)	2005	$1.161761	$1.184460	86,691.998	N/A	N/A	N/A
	2004	$1.163952	$1.161761	73,080.000	N/A	N/A	N/A
	2003	$1.000000	$1.163952	0.000	N/A	N/A	N/A
Great Companies - Technology SM - Service Class (12)	2005	$1.380367	$1.383253	62,849.089	N/A	N/A	N/A
	2004	$1.304621	$1.380367	56,860.000	N/A	N/A	N/A
	2003	$1.000000	$1.304621	0.000	N/A	N/A	N/A
Janus Growth - Service Class (1)	2005	$1.364145	$1.472263	3,824.759	N/A	N/A	N/A
	2004	$1.203487	$1.364145	160.000	N/A	N/A	N/A
	2003	$1.000000	$1.203487	0.000	N/A	N/A	N/A
Jennison Growth - Service Class(4)	2005	$1.287705	$1.438145	3,048.797	N/A	N/A	N/A
	2004	$1.202386	$1.287705	415,456.000	N/A	N/A	N/A
	2003	$1.000000	$1.202386	0.000	N/A	N/A	N/A
J.P. Morgan Enhanced Index - Service Class(2)	2005	$1.323097	$1.343303	52,059.243	N/A	N/A	N/A
	2004	$1.214901	$1.323097	23,032.000	N/A	N/A	N/A
	2003	$1.000000	$1.214901	0.000	N/A	N/A	N/A
Marsico Growth - Service Class(11)b	2005	$1.311195	$1.395883	129,789.295	N/A	N/A	N/A
	2004	$1.189769	$1.311195	262,709.000	N/A	N/A	N/A
	2003	$1.000000	$1.189769	26,716.699	N/A	N/A	N/A
Mercury Large Cap Value - Service Class(10)	2005	$1.460054	$1.662395	68,107.397	N/A	N/A	N/A
	2004	$1.257816	$1.460054	28,868.000	N/A	N/A	N/A
	2003	$1.000000	$1.257816	0.000	N/A	N/A	N/A
MFS High Yield - Service Class(3)	2005	$1.168067	$1.166419	192,415.190	N/A	N/A	N/A
	2004	$1.084337	$1.168067	343,085.000	N/A	N/A	N/A
	2003	$1.000000	$1.084337	155,172.512	N/A	N/A	N/A

36

		1.65% (Continued)			1.50% (Continued)
Subaccount	Year	Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
PIMCO Total Return - Service Class(13)	2005	$1.034840	$1.038779	401,940.145	N/A	N/A	N/A
	2004	$1.009392	$1.034840	380,776.000	N/A	N/A	N/A
	2003	$1.000000	$1.009392	183,885.849	N/A	N/A	N/A
Salomon All Cap - Service Class(10)	2005	$1.365470	$1.394493	143,205.778	N/A	N/A	N/A
	2004	$1.274668	$1.365470	209,317.000	N/A	N/A	N/A
	2003	$1.000000	$1.274668	20,127.313	N/A	N/A	N/A
Templeton Great Companies Global - Service Class(11)	2005	$1.082954	$1.142459	282,204.550	N/A	N/A	N/A
	2004	$1.205139	$1.082954	56,317.000	N/A	N/A	N/A
	2003	$1.000000	$1.205139	934.640	N/A	N/A	N/A
Transamerica Balanced - Service Class(13)	2005	$1.196794	$1.269134	22,174.430	N/A	N/A	N/A
	2004	$1.097257	$1.196794	20,339.000	N/A	N/A	N/A
	2003	$1.000000	$1.097257	23,100.100	N/A	N/A	N/A
Transamerica Convertible Securities - Service Class(13)	2005	$1.281643	$1.305556	1,360,457.255	N/A	N/A	N/A
	2004	$1.153019	$1.281643	640,111.000	N/A	N/A	N/A
	2003	$1.000000	$1.153019	18,759.819	N/A	N/A	N/A
Transamerica Equity - Service Class(10)	2005	$1.375901	$1.573974	648,105.161	N/A	N/A	N/A
	2004	$1.209695	$1.375901	626,065.000	N/A	N/A	N/A
	2003	$1.000000	$1.209695	104,864.450	N/A	N/A	N/A
Transamerica Growth Opportunities - Service Class(12)	2005	$1.433086	$1.634483	610,130.495	N/A	N/A	N/A
	2004	$1.250384	$1.433086	105,738.000	N/A	N/A	N/A
	2003	$1.000000	$1.250384	5,210.598	N/A	N/A	N/A
Transamerica Money Market - Service Class(1)	2005	$0.983543	$0.993042	1,646,772.784	N/A	N/A	N/A
	2004	$0.992339	$0.983543	1,100,594.000	N/A	N/A	N/A
	2003	$1.000000	$0.992339	333,610.609	N/A	N/A	N/A
Transamerica U.S. Government Securities - Service Class(1)	2005	$1.007306	$1.010644	292,876.039	N/A	N/A	N/A
	2004	$0.995091	$1.007306	151,064.000	N/A	N/A	N/A
	2003	$1.000000	$0.995091	225,309.984	N/A	N/A	N/A
T. Rowe Price Equity Income - Service Class(6)	2005	$1.369959	$1.399089	184,269.716	N/A	N/A	N/A
	2004	$1.215594	$1.369959	52,422.000	N/A	N/A	N/A
	2003	$1.000000	$1.215594	18,296.861	N/A	N/A	N/A
T. Rowe Price Growth Stock - Service Class(7)	2005	$1.305262	$1.359854	196,567.508	N/A	N/A	N/A
	2004	$1.211056	$1.305262	52,944.000	N/A	N/A	N/A
	2003	$1.000000	$1.211056	0.000	N/A	N/A	N/A
T. Rowe Price Small Cap - Service Class(10)	2005	$1.441997	$1.566167	234,156.332	N/A	N/A	N/A
	2004	$1.331180	$1.441997	207,470.000	N/A	N/A	N/A
	2003	$1.000000	$1.331180	38,917.197	N/A	N/A	N/A
Van Kampen Active International Allocation - Service Class(1)	2005	$1.493653	$1.669500	208,736.545	N/A	N/A	N/A
	2004	$1.312150	$1.493653	285,890.000	N/A	N/A	N/A
	2003	$1.000000	$1.312150	18,343.025	N/A	N/A	N/A
Van Kampen Large Cap Core - Service Class(1)	2005	$1.272601	$1.366206	121,512.649	N/A	N/A	N/A
	2004	$1.149629	$1.272601	99,596.000	N/A	N/A	N/A
	2003	$1.000000	$1.149629	0.000	N/A	N/A	N/A
Van Kampen Mid-Cap Growth - Service Class(12)c	2005	$1.250057	$1.319748	68,240.988	N/A	N/A	N/A
	2004	$1.188546	$1.250057	43,349.000	N/A	N/A	N/A
	2003	$1.000000	$1.188546	4,750.474	N/A	N/A	N/A
PAM Transamerica U. S. Government Securities - Service Class(14)	2005	$1.007306	$1.010644	0.000	$1.024349	$1.029250	0.000
	2004	$0.995091	$1.007306	30,609.000	$1.010428	$1.024349	0.000
	2003	$1.000000	$0.995091	0.000	$1.000000	$1.010428	0.000
AIM V.I. Basic Value Fund - Series II Shares(13)	2005	$1.082408	$1.122690	1,166,614.220	$1.086700	$1.128805	335,969.852
	2004	$0.992723	$1.082408	1,231,735.000	$0.995176	$1.086700	436,781.000
	2003	$0.757050	$0.992723	1,254,260.8415	$0.757796	$0.995176	490,605.689
	2002	$1.000000	$0.757050	1,003,800.155	$1.000000	$0.757796	271,012.792

37

		1.65% (Continued)			1.50% (Continued)
Subaccount	Year	Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
AIM V.I. Capital Appreciation Fund - Series II Shares(13)	2005	$1.053179	$1.125019	130,776.757	$1.057344	$1.131131	33,359.553
	2004	$1.006847	$1.053179	166,844.000	$1.009328	$1.057344	34,721.000
	2003	$0.792246	$1.006847	195,885.874	$0.793030	$1.009328	35,082.471
	2002	$1.000000	$0.792246	93,051.475	$1.000000	$0.793030	8,536.533
AllianceBernstein Growth and Income Portfolio - Class B(12)	2005	$1.005840	$1.035043	2,710,964.858	$1.011301	$1.042190	395,171.259
	2004	$0.919316	$1.005840	2,861,924.000	$0.922939	$1.011301	459,689.000
	2003	$0.706941	$0.919316	3,274,904.979	$0.708682	$0.922939	543,774.420
	2002	$0.924456	$0.706941	3,412,179.268	$0.925362	$0.708682	562,772.960
	2001	$1.000000	$0.924456	2,100,221.216	$1.000000	$0.925362	338,946.972
AllianceBernstein Large Cap Growth Portfolio – Class B(12)	2005	$0.751468	$0.849042	896,236.648	$0.755575	$0.854933	319,727.915
	2004	$0.705069	$0.751468	935,900.000	$0.707865	$0.755575	317,752.000
	2003	$0.580946	$0.705069	956,802.626	$0.582390	$0.707865	399,553.877
	2002	$0.853898	$0.580946	977,257.596	$0.854751	$0.582390	290,129.288
	2001	$1.000000	$0.853898	502,759,851	$1.000000	$0.854751	170,283.912
Janus Aspen - Mid Cap Growth Portfolio - Service Shares(11)	2005	$0.487253	$0.537021	1,306,600.409	$0.490316	$0.541187	307,042.496
	2004	$0.411128	$0.487253	1,950,768.000	$0.413107	$0.490316	357,964.000
	2003	$0.310104	$0.411128	2,333,284.441	$0.311130	$0.413107	296,286.367
	2002	$0.438542	$0.310104	2,981,371.124	$0.439334	$0.311130	418,083.312
	2001	$0.738029	$0.438542	1,103,411.436	$0.738276	$0.439334	282,361.120
	2000	$1.000000	$0.738029	181,211,158	$1.000000	$0.738276	4,308.768
Janus Aspen - Mid Cap Value Portfolio - Service Shares(11)	2005	$1.091239	$1.180964	229,998.743	$1.098065	$1.190103	105,875.829
	2004	$0.941673	$1.091239	260,937.000	$0.946169	$1.098065	109,523.000
	2003	$0.677839	$0.941673	290,793.061	$0.680071	$0.946169	107,005.725
	2002	$0.899778	$0.677839	512,467.432	$0.901410	$0.680071	118,269.564
	2001	$0.998370	$0.899778	332,829.788	$0.998696	$0.901410	106,055.256
	2000	$1.000000	$0.998370	52,152.849	$1.000000	$0.998696	3,557.748
Janus Aspen - World Wide Growth Portfolio - Service Shares(11)	2005	$0.617582	$0.641412	1,998,931.934	$0.621473	$0.646408	228,341.250
	2004	$0.600609	$0.617582	2,197,986.000	$0.603495	$0.621473	316,508.000
	2003	$0.493626	$0.600609	5,422,331.886	$0.495255	$0.603495	572,760.739
	2002	$0.675409	$0.493626	6,042,239.890	$0.676640	$0.495255	1,288,017.381
	2001	$0.887322	$0.675409	1,130,009.520	$0.887611	$0.676640	412,917.680
	2000	$1.000000	$0.887322	199,940.653	$1.000000	$0.887611	27,410.848
MFS New Discovery Series - Service Class(13)	2005	$1.023299	$1.057395	223,744.655	$1.027353	$1.063134	35,175.960
	2004	$0.979415	$1.023299	507,516.000	$0.981842	$1.027353	72,529.000
	2003	$0.746131	$0.979415	252,905.234	$0.746874	$0.981842	64,009.227
	2002	$1.000000	$0.746131	88,053.024	$1.000000	$0.746874	10,623.871
MFS Total Return Series - Service Class(13)	2005	$1.142421	$1.153125	7,487,429.299	$1.146954	$1.159404	708,244.543
	2004	$1.045974	$1.142421	7,769,161.000	$1.048576	$1.146954	825,794.000
	2003	$0.916538	$1.045974	5,455,329.528	$0.917454	$1.048576	855,610.931
	2002	$1.000000	$0.916538	2,852,668.086	$1.000000	$0.917454	243,516.671
Fidelity VIP - Contrafund® Portfolio - Service Class 2(10)	2005	$1.007547	$1.156256	12,946,092.441	$1.014517	$1.165967	2,827,957.069
	2004	$0.889389	$1.007547	11,185,879.000	$0.894215	$1.014517	2,504,455.000
	2003	$0.705209	$0.889389	11,043,294.566	$0.707994	$0.894215	2,454,901.642
	2002	$0.793026	$0.705209	8,369,366.786	$0.794977	$0.707994	1,989,715.385
	2001	$0.921032	$0.793026	3,181,951.082	$0.921935	$0.794977	524,898.341
	2000	$1.000000	$0.921032	905,751.342	$1.000000	$0.921935	83,267.219
Fidelity -VIP Equity-Income Portfolio - Service Class 2(10)	2005	$1.151310	$1.195759	3,840,173.981	$1.159269	$1.205808	797,626.378
	2004	$1.052163	$1.151310	4,404,731.000	$1.057874	$1.159269	913,774.000
	2003	$0.822512	$1.052163	4,183,621.596	$0.825763	$1.057874	869,203.178
	2002	$1.009197	$0.822512	3,647,123.191	$1.011689	$0.825763	875,533.684
	2001	$1.082527	$1.009197	1,646,698.434	$1.083585	$1.011689	539,459.987
	2000	$1.000000	$1.082527	248,503.974	$1.000000	$1.083585	11,169.920

38

		1.65% (Continued)			1.50% (Continued)
Subaccount	Year	Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
Fidelity -VIP Growth Portfolio - Service Class 2(12)	2005	$0.785870	$0.815687	2,404,844.956	$0.790140	$0.821333	353,495.640
	2004	$0.774687	$0.785870	4,355,705.000	$0.777739	$0.790140	399,469.000
	2003	$0.594116	$0.774687	4,619,609.096	$0.595582	$0.777739	415,789.933
	2002	$0.866432	$0.594116	4,275,755.599	$0.867285	$0.595582	311,639.983
	2001	$1.000000	$0.866432	447,911.910	$1.000000	$0.867285	224,892.535
Fidelity -VIP Growth Opportunities Portfolio - Service Class 2(10)	2005	$0.730396	$0.780921	159,951.180	$0.735424	$0.787455	37,107.971
	2004	$0.394612	$0.730396	229,436.000	N/A	$0.735424	42,146.000
	2003	$0.545616	$0.394612	305,580.826	N/A	N/A	N/A
	2002	$0.711125	$0.545616	405,195.634	N/A	N/A	N/A
	2001	$0.846932	$0.711125	471,916.204	N/A	N/A	N/A
	2000	$1.000000	$0.846932	315,088.251	N/A	N/A	N/A
Fidelity -VIP Mid Cap Portfolio - Service Class 2(10)	2005	$1.559181	$1.810309	10,808,650.447	$1.569979	$1.825525	1,345,697.241
	2004	$1.271464	$1.559181	11,302,961.000	$1.278384	$1.569979	1,369,189.000
	2003	$0.934838	$1.271464	11,797,256.740	$0.938535	$1.278384	1,418,766.692
	2002	$1.056151	$0.934838	11,119,727.497	$1.058761	$0.938535	1,109,568.411
	2001	$1.112803	$1.056151	3,679,109.250	$1.113894	$1.058761	301,333.651
	2000	$1.000000	$1.112803	2,963,799.310	$1.000000	$1.113894	193,695.460
Fidelity -VIP Value Strategies Portfolio - Service Class 2(13)	2005	$1.295883	$1.305847	5,239,413.070	$1.300991	$1.312926	449,415.639
	2004	$1.157177	$1.295883	5,572,327.000	$1.160021	$1.300991	614,331.000
	2003	$0.747462	$1.157177	5,139,439.175	$0.748203	$1.160021	647,601.151
	2002	$1.000000	$0.747462	2,909,201.745	$1.000000	$0.748203	233,602.863
Asset Allocation Conservative Portfolio - Initial Class(13)	2005	$1.168714	$1.209388	5,139,406.237	$1.173316	$1.215924	3,340,787.058
	2004	$1.082863	$1.168714	6,043,256.000	$1.085524	$1.173316	6,772,717.000
	2003	$0.895514	$1.082863	3,745,811.278	$0.896399	$1.085524	3,668,423.606
	2002	$1.000000	$0.895514	2,904,735.182	$1.000000	$0.896399	1,767,196.950
Asset Allocation - Growth Portfolio - Initial Class(13)	2005	$1.162218	$1.283364	9,927,114.009	$1.166804	$1.290319	1,534,761.145
	2004	$1.034667	$1.162218	8,831,520.000	$1.037216	$1.166804	1,809,111.000
	2003	$0.804077	$1.034667	6,541,474.200	$0.804872	$1.037216	1,046,521.105
	2002	$1.000000	$0.804077	2,859,222.516	$1.000000	$0.804872	331,716.894
Asset Allocation - Moderate Portfolio - Initial Class(13)	2005	$1.167191	$1.233773	18,384,505.055	$1.171796	$1.240469	5,272,120.076
	2004	$1.065126	$1.167191	14,608,196.000	$1.067759	$1.171796	4,260,182.000
	2003	$0.867070	$1.065126	12,643,724.058	$0.867926	$1.067759	5,122,323.817
	2002	$1.000000	$0.867070	4,179,411.611	$1.000000	$0.867926	2,109,943.178
Asset Allocation - Moderate Growth Portfolio - Initial Class(13)	2005	$1.171748	$1.267027	21,767,725.511	$1.171748	$1.273905	7,866,915.104
	2004	$1.049045	$1.171748	16,971,950.000	$1.051623	$1.176374	5,542,244.000
	2003	$0.838523	$1.049045	18,238,722.797	$0.839352	$1.051623	8,748,000.342
	2002	$1.000000	$0.838523	5,874,308.062	$1.000000	$0.839352	1,349,063.139
American Century International - Initial Class(12)	2005	$0.884758	$0.982420	3,633,483.808	$0.889551	$0.989186	632,897.488
	2004	$0.786574	$0.884758	3,712,503.000	$0.789661	$0.889551	770,286.000
	2003	$0.638142	$0.786574	3,115,043.494	$0.639710	$0.789661	485,325.462
	2002	$0.831827	$0.638142	1,590,381.361	$0.832651	$0.639710	145,042.207
	2001	$1.000000	$0.831827	32,678.652	$1.000000	$0.832651	11,671.774
American Century Large Company Value - Initial Class(12)	2005	$1.055783	$1.081751	1,090,119.813	$1.055783	$1.089252	281,864.247
	2004	$0.942167	$1.055783	1,252,503.000	$0.945896	$1.061536	286,378.000
	2003	$0.743618	$0.942167	1,279,179.374	$0.745459	$0.945896	299,223.110
	2002	$0.937662	$0.743618	1,065,886.181	$0.938589	$0.745459	355,083.343
	2001	$1.000000	$0.937662	298,410.283	$1.000000	$0.938589	157,141.008
	2002	$1.000000	$0.756850	209,794.826	N/A	N/A	N/A
Capital Guardian Global - Initial Class(5)	2005	$1.310323	$1.420312	13,342,424.297	$1.323724	$1.436941	1,749,687.403
	2004	$1.201309	$1.310323	14,697,176.000	$1.211811	$1.323724	1,857,889.000
	2003	$0.887396	$1.201309	14,381,458.752	$0.893846	$1.211811	1,922,920.290
	2002	$1.120829	$0.887396	12,827,550.222	$1.127309	$0.893846	1,604,711.874
	2001	$1.271142	$1.120829	7,844,779.954	$1.276602	$1.127309	1,301,922.214
	2000	$1.527569	$1.271142	10,242,300.583	$1.531878	$1.276602	1,385,983.643
	1999	$1.050254	$1.527569	7,900,925.826	$1.051668	$1.531878	878,307.676
	1998	$1.000000	$1.050254	7,586,217.992	$1.000000	$1.051668	592,043.370

39

		1.65% (Continued)			1.50% (Continued)
Subaccount	Year	Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
Capital Guardian U.S. Equity - Initial Class(9)	2005	$0.911496	$0.953298	10,648,474.556	$0.920306	$0.963934	3,138,279.763
	2004	$0.844120	$0.911496	10,533,759.000	$0.851014	$0.920306	3,487,230.000
	2003	$0.628598	$0.844120	11,014,322.164	$0.632798	$0.851014	3,787,403.586
	2002	$0.838539	$0.628598	9,948,383.744	$0.842900	$0.632798	2,148,917.916
	2001	$0.882315	$0.838539	7,874,225.080	$0.885582	$0.842900	2,202,538.833
	2000	$0.961124	$0.882315	7,435,287.423	$0.963257	$0.885582	1,947,087.676
	1999	$1.20778	$0.961124	3,743,680.000	$1.121610	$0.963257	2,408,403.000
	1998	$1.000000	$1.120778	3,672,232.000	$0.879711	$1.121610	2,070,742.000
Capital Guardian Value - Initial Class(1)	2005	$2.605414	$2.760856	10,188,234.519	$2.634259	$2.795530	1,826,251.973
	2004	$2.269422	$2.605414	11,480,006.000	$2.291153	$2.634259	2,017,115.000
	2003	$1.714,108	$2.269422	12,575,020.284	$1.727962	$2.291153	2,204,421.105
	2002	$2.197209	$1.714108	12,431,401.401	$2.211690	$1.727962	1,789,826.190
	2001	$2.094635	$2.197209	11,171,094.554	$2.105297	$2.211690	1,493,061.527
	2000	$2.016675	$2.094635	11,337,843.201	$2.023956	$2.105297	899,581.325
	1999	$2.114561	$2.016675	13,878,688.966	$2.119071	$2.023956	924,905.846
	1998	$1.998321	$2.114561	16,532,987.864	$1.999623	$2.119071	854,044.377
	1997	$1.627513	$1.998321	15,288,077.864	$1.912635	$1.999623	221,576.305
	1996	$1.336071	$1.627513	9,053,564.567	N/A	N/A	N/A
Clarion Global Real Estate Securities - Initial Class(13)a	2005	$1.620689	$1.809299	1,289,401.303	$1.627102	$1.819127	498,416.601
	2004	$1.240013	$1.620689	1,511,075.000	$1.243075	$1.627102	546,761.000
	2003	$0.928601	$1.240013	1,117,207.638	$0.929516	$1.243075	411,080.615
	2002	$1.000000	$0.928601	529,237.820	$1.000000	$0.929516	163,787.239
Great Companies AmericaSM - Initial Class(12)	2005	$0.939769	$0.960421	570,011.584	$0.944912	$0.967111	140,563.396
	2004	$0.939168	$0.939769	658,384.000	$0.942896	$0.944912	141,426.000
	2003	$0.765747	$0.939168	674,223.874	$0.767645	$0.942896	159,147.529
	2002	$0.981454	$0.765747	1,307,127.685	$0.982426	$0.767645	137,752.054
	2001	$1.000000	$0.981454	227,181.391	$1.000000	$0.982426	45,495.573
Great Companies - Technology SM - Initial Class (12)	2005	$0.742579	$0.745624	952,902.687	$0.746619	$0.750778	223,043.991
	2004	$0.698551	$0.742579	1,303,776.000	$0.701312	$0.746619	264,327.000
	2003	$0.470387	$0.698551	770,063.658	$0.471553	$0.701312	263,961.833
	2002	$0.772717	$0.470387	371,721.336	$0.773135	$0.471553	18,934.852
	2001	$1.000000	$0.772717	53,392.798	$1.000000	$0.773135	13,017.152
Janus Growth - Initial Class (1)	2005	$23.006905	$24.885741	976,007.001	$23.261411	$25.198110	118,055.086
	2004	$20.243631	$23.006905	1,295,947.000	$20.437288	$23.261411	152,754.000
	2003	$15.578617	$20.243631	1,520,891.271	$15.704474	$20.437288	181,833.780
	2002	$22.835298	$15.578617	1,799,932.843	$22.985721	$15.704474	260,846.297
	2001	$32.567906	$22.835298	2,456,776.042	$32.733586	$22.985721	300,800.446
	2000	$46.884691	$32.567906	3,138,928.982	$47.053720	$32.733586	354,299.030
	1999	$29.951933	$46.884691	2,898,149.189	$30.015641	$47.053720	383,039.881
	1998	$18.510625	$29.951933	2,161,710.616	$18.522685	$30.015641	123,204.749
	1997	$16.007469	$18.510625	1,859,927.519	$19.289712	$18.522685	25,575.434
	1996	$13.795672	$16.007469	1,130,886.988	N/A	N/A	N/A
Jennison Growth - Initial Class(4)	2005	$0.794843	$0.889798	2,675,778.473	$0.803621	$0.900963	540,524.394
	2004	$0.740408	$0.794843	3,298,786.000	$0.747485	$0.803621	687,882.000
	2003	$0.584450	$0.740408	3,888,476.521	$0.589170	$0.747485	719,485.497
	2002	$0.857823	$0.584450	3,985,892.254	$0.863467	$0.589170	842,937.474
	2001	$1.070626	$0.857823	4,155,595.072	$1.076068	$0.863467	794,421.477
	2000	$1.230758	$1.070626	4,248,922.404	$1.235199	$1.076068	847,560.557
	1999	$1.193867	$1.230758	4,953,615.990	$1.196411	$1.235199	729,063.601
	1998	$1.153823	$1.193867	5,698,749.848	$1.154569	$1.196411	834,616.338
	1997	$1.004062	$1.153823	3,224,648.503	$1.133494	$1.154569	164,076.542
	1996	$0.999910	$1.004062	205,301.400	N/A	N/A	N/A

40

		1.65% (Continued)			1.50% (Continued)
Subaccount	Year	Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
J.P. Morgan Enhanced Index - Initial Class(2)	2005	$1.424267	$1.449676	7,480,482.507	$1.440031	$1.467884	1,662,015.857
	2004	$1.304133	$1.424267	9,880,898.000	$1.316611	$1.440031	2,086,496.000
	2003	$1.028077	$1.304133	11,186,909.259	$1.036367	$1.316611	2,044,814.188
	2002	$1.385872	$1.028077	11,893,663.375	$1.394980	$1.036367	2,460,344.188
	2001	$1.600648	$1.385872	14,139,200.302	$1.608774	$1.394980	2,771,657.278
	2000	$1.826512	$1.600648	17,387,971.033	$1.833086	$1.608774	3,518,400.932
	1999	$1.571311	$1.826512	18,365,179.331	$1.574648	$1.833086	3,446,692.138
	1998	$1.215643	$1.571311	9,104,248.582	$1.216436	$1.574648	1,594,101.412
	1997	$1.000000	$1.215643	2,781,467.718	$1.183597	$1.216436	143,726.569
Marsico Growth - Initial Class(11)b	2005	$0.772306	$0.825026	1,676,152.266	$0.777637	$0.831939	725,144.464
	2004	$0.699402	$0.772306	1,639,559.000	$0.703189	$0.777637	732,743.000
	2003	$0.562710	$0.699402	1,763,185.080	$0.564924	$0.703189	515,687.238
	2002	$0.772799	$0.562710	1,711,305.448	$0.774704	$0.564924	334,220.812
	2001	$0.937634	$0.829038	482,713.287	$0.915432	$0.774704	364,073.304
	2000	$1.000000	$0.937634	76,318.561	$1.000000	$0.915432	184,582.408
Mercury Large Cap Value - Initial Class(10)	2005	$1.308666	$1.492715	2,131,536.600	$1.317759	$1.505299	288,725.171
	2004	$1.124147	$1.308666	1,798,706.000	$1.130279	$1.317759	278,241.000
	2003	$0.880466	$1.124147	2,349,670.149	$0.883966	$1.130279	247,665.126
	2002	$1.043264	$0.880466	2,185,519.794	$1.045857	$0.883966	206,458.124
	2001	$1.080110	$1.043264	1,443,863.482	$1.081170	$1.045857	171,576.787
	2000	$1.000000	$1.080110	319,356.559	$1.000000	$1.081170	16,484.855
MFS High Yield - Initial Class(3)	2005	$1.195154	$1.197121	3,228,323.815	$1.206825	$1.210603	1,284,968.063
	2004	$1.106818	$1.195154	4,577,669.000	$1.115968	$1.206825	1,879,616.000
	2003	$0.955558	$1.106818	5,300,691.125	$0.962033	$1.115968	2,108,724.599
	2002	$0.951599	$0.955558	3,994,850.994	$0.956639	$0.962033	1,415,069.235
	2001	$0.932124	$0.951599	3,672,588.987	$0.935671	$0.956639	1,251,294.886
	2000	$0.999195	$0.932124	3,298,537.499	$1.001525	$0.935671	1,331,468.484
	1999	$0.959834	$0.999195	3,556,578.835	$0.960653	$1.001525	1,167,355.038
	1998	$1.000000	$0.959834	1,896,873.105	$1.000000	$0.960653	586,051.988
PIMCO Total Return - Initial Class(13)	2005	$1.114366	$1.121860	7,441,560.425	$1.118783	$1.127971	2,230,572.427
	2004	$1.084069	$1.114366	10,302,205.000	$1.086753	$1.118783	2,696,360.000
	2003	$1.050445	$1.084069	11,973,638.852	$1.051492	$1.086753	3,091,761.763
	2002	$1.000000	$1.050445	11,672,666.206	$1.000000	$1.051492	2,092,533.373
Salomon All Cap - Initial Class(10)	2005	$1.094583	$1.120778	9,407,007.331	$1.102152	$1.130190	1,466,174.733
	2004	$1.019502	$1.094583	10,473,985.000	$1.025037	$1.102152	1,817,749.000
	2003	$0.766770	$1.019502	11,221,771.416	$0.769798	$1.025037	1,775,466.094
	2002	$1.035304	$0.766770	10,724,740.045	$1.037858	$0.769798	2,248,284.702
	2001	$1.030978	$1.035304	7,263,091.162	$1.031983	$1.037858	1,854,117.582
	2000	$1.000000	$1.030978	1,348,686.276	$1.000000	$1.031983	30,567.088
Templeton Great Companies Global - Initial Class(11)	2005	$0.558206	$0.590182	3,535,741.001	$0.562060	$0.595141	277,673.306
	2004	$0.747851	$0.558206	3,431,817.000	$0.751404	$0.562060	305,805.000
	2003	$0.599849	$0.747851	993,167.926	$0.601821	$0.751404	83,811.667
	2002	$0.776870	$0.599849	544,592.989	$0.778284	$0.601821	61,696.491
	2001	$0.949668	$0.776870	126,397.489	$0.949980	$0.778284	1,669.965
	2000	$1.000000	$0.949668	1,000.000	$1.000000	$0.949980	1,000.000
Transamerica Balanced - Initial Class(13)	2005	$1.150057	$1.221526	410,310.594	$1.154600	$1.228162	235,847.499
	2004	$1.051755	$1.150057	430,740.000	$1.054354	$1.154600	271,875.000
	2003	$0.938664	$1.051755	480,373.577	$0.939595	$1.054354	356,752.099
	2002	$1.000000	$0.938664	214,030.878	$1.000000	$0.939595	73,453.140
Transamerica Convertible Securities - Initial Class(13)	2005	$1.248620	$1.276106	631,326.559	$1.253568	$1.283056	244,264.243
	2004	$1.121475	$1.248620	966,039.000	$1.124250	$1.253568	265,461.000
	2003	$0.921845	$1.121475	717,917.875	$0.922763	$1.124250	240,457.310
	2002	$1.000000	$0.921845	109,517.234	$1.000000	$0.922763	40,596.281

41

		1.65% (Continued)			1.50% (Continued)
Subaccount	Year	Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
Transamerica Equity - Initial Class(10)	2005	$0.756126	$0.866901	14,045,235.397	$0.761335	$0.874163	1,426,535.581
	2004	$0.663714	$0.756126	15,059,252.000	$0.667300	$0.761335	2,209,667.000
	2003	$0.514119	$0.663714	13,524,250.334	$0.516143	$0.667300	1,940,332.762
	2002	$0.672098	$0.514119	13,860,459.800	$0.673747	$0.516143	1,190,272.376
	2001	$0.829471	$0.672098	6,215,346.172	$0.830281	$0.673747	884,825.721
	2000	$1.000000	$0.829471	1,181,369.405	$1.000000	$0.830281	233,077.723
Transamerica Growth Opportunities - Initial Class(12)	2005	$1.380498	$1.578575	1,571,450.165	$1.388005	$1.589487	270,796.205
	2004	$1.203260	$1.380498	1,986,135.000	$1.208021	$1.388005	375,815.000
	2003	$0.932156	$1.203260	595,234.833	$0.934457	$1.208021	181,897.513
	2002	$1.105816	$0.932156	598,414.849	$1.106909	$0.934457	205,145.974
	2001	$1.000000	$1.105816	57,285.504	$1.000000	$1.106909	998.580
Transamerica Money Market - Initial Class(1)	2005	$1.248895	$1.264107	6,486,077.019	$1.262642	$1.279908	2,033,426.098
	2004	$1.256917	$1.248895	7,620,339.000	$1.268884	$1.262642	1,119,609.000
	2003	$1.268238	$1.256917	11,092,443.850	$1.278447	$1.268884	3,171,016.176
Transamerica Small/Mid Cap Value - Initial Class(1)	2005	$3.732362	$4.169913	5,424,333.908	$3.773614	$4.222214	669,481.940
	2004	$3.261034	$3.732362	6,987,862.000	$3.292202	$3.773614	795,677.000
	2003	$1.737018	$3.261034	8,463,313.859	$1.751037	$3.292202	986,909.160
	2002	$2.916827	$1.737018	10,140,901.466	$2.936020	$1.751037	1,323,422.436
	2001	$2.302427	$2.916827	10,496,025.501	$2.314129	$2.936020	1,467,944.630
	2000	$2.107984	$2.302427	11,183,856.536	$2.115582	$2.314129	1,288,104.656
	1999	$1.656056	$2.107984	11,265,409.515	$1.659586	$2.115582	1,150,008.250
	1998	$1.720848	$1.656056	12,396,813.175	$1.721966	$1.659586	916,216.066
	1997	$1.394113	$1.720848	9,576,109.396	$1.680492	$1.721966	201,510.890
	1996	$1.127390	$1.394113	5,378,653.976	N/A	N/A	N/A
Transamerica U.S. Government Securities - Initial Class(1)	2005	$1.488185	$1.496746	4,436,021.611	$1.507049	$1.517955	1,502,236.001
	2004	$1.464538	$1.488185	5,866,231.000	$1.480911	$1.507049	1,917,976.000
	2003	$1.446084	$1.464538	8,558,140.430	$1.460102	$1.480911	2,604,058.728
	2002	$1.389160	$1.446084	10,798,492.580	$1.400560	$1.460102	2,810,237.095
	2001	$1.343721	$1.389160	10,097.516.496	$1.352742	$1.400560	2,021,013.095
	2000	$1.239850	$1.343721	8,324,734.085	$1.246338	$1.352742	1,909,567.520
	1999	$1.273389	$1.239850	11,107,749.467	$1.276099	$1.246338	2,509,680.360
	1998	$1.205408	$1.273389	10,994,883.018	$1.206194	$1.276099	1,684,993.398
	1997	$1.122583	$1.205408	5,825,613.204	$1.165042	$1.206194	125,603.264
	1996	$1.120922	$1.122583	3,772,426.054	N/A	N/A	N/A
T. Rowe Price Equity Income - Initial Class(6)	2005	$2.767289	$2.834343	10,806,042.102	$2.797855	$2.869877	1,832,733.737
	2004	$2.450130	$2.767289	12,505,355.000	$2.473523	$2.797855	2,084,449.000
	2003	$1.983073	$2.450130	13,535,732.517	$1.999060	$2.473523	2,196,683.469
	2002	$2.312082	$1.983073	13,877,571.208	$2.327288	$1.999060	2,250,643.880
	2001	$2.300522	$2.312082	14,008,510.847	$2.312216	$2.327288	2,263,568.298
	2000	$2.082011	$2.300522	13,878,653.721	$2.089513	$2.312216	1,989,114.003
	1999	$2.045410	$2.082011	17,239,278.320	$2.049755	$2.089513	1,724,375.455
	1998	$1.910886	$2.045410	17,687,561.131	$1.912129	$2.049755	1,462,715.818
	1997	$1.514228	$1.910886	13,838,945.338	$1.776425	$1.912129	392,308.493
	1996	$1.284124	$1.514228	7,413,620.068	N/A	N/A	N/A

42

Subaccount	Year	1.65% (Continued)			1.50% (Continued)
		Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
T. Rowe Price Growth Stock - Initial Class(7)	2005	$2.822125	$2.947529	6,735,322.560	$2.853306	$2.984491	650,160.831
	2004	$2.611419	$2.822125	8,555,124.000	$2.636373	$2.853306	766,807.000
	2003	$2.030027	$2.611419	9,187,370.333	$2.046402	$2.636373	897,954.533
	2002	$2.673510	$2.030027	9,575,773.455	$2.691110	$2.046402	1,039,057.802
	2001	$3.021350	$2.673510	11,697,193.658	$3.036723	$2.691110	1,147,568.990
	2000	$3.086714	$3.021350	14,121,742.909	$3.097854	$3.036723	1,394,829.207
	1999	$2.567729	$3.086714	13,962,698.692	$2.573188	$3.097854	1,048,447.131
	1998	$2.028458	$2.567729	12,796,138.800	$2.026778	$2.573188	833,778.344
	1997	$1.603706	$2.028458	10,504,253.629	$1.957595	$2.029778	184,298.595
	1996	$1.350045	$1.603706	5,893,560.949	N/A	N/A	N/A
T. Rowe Price Small Cap - Initial Class(10)	2005	$0.812890	$0.884586	5,525,253.564	$0.818522	$0.892022	716,997.554
	2004	$0.748717	$0.812890	6,866,396.000	$0.752793	$0.818522	909,648.000
	2003	$0.542048	$0.748717	7,757,839.511	$0.544196	$0.752793	989,024.641
	2002	$0.758423	$0.542048	4,581,581.594	$0.760305	$0.544196	373,078.856
	2001	$0.853985	$0.758423	1,490,797.527	$0.854820	$0.760305	167,743.278
	2000	$1.000000	$0.853985	836,679.096	$1.000000	$0.854820	52,772.929
Van Kampen Active International Allocation - Initial Class(1)	2005	$1.284512	$1.438008	8,101,758.861	$1.298698	$1.456027	973,714.344
	2004	$1.125252	$1.284512	8,990,192.000	$1.135997	$1.298698	1,021,347.000
	2003	$0.861237	$1.125252	9,838,449.262	$0.868180	$1.135997	1,285,351.618
	2002	$1.054413	$0.861237	10,643,994.382	$1.061346	$0.868180	1,510,384.701
	2001	$1.391360	$1.054413	12,734,394.479	$1.398424	$1.061346	1,607,640.906
	2000	$1.730178	$1.391360	15,678,291.165	$1.736396	$1.398424	1,768,280.720
	1999	$1.328767	$1.730178	14,886,967.987	$1.331580	$1.736396	1,699,977.857
	1998	$1.170007	$1.328767	14,769,680.537	$1.170767	$1.331580	880,651.775
	1997	$1.159025	$1.170007	13,715,298.844	$1.314403	$1.170767	164,219.793
	1996	$1.022539	$1.159025	8,619,163.798	N/A	N/A	N/A
Van Kampen Large Cap Core - Initial Class(1)	2005	$2.161082	$2.326270	6,125,685.582	$2.184988	$2.355458	1,379,910.917
	2004	$1.948358	$2.161082	7,883,481.000	$1.966993	$2.184988	1,611,174.000
	2003	$1.635640	$1.948358	9,184,203.186	$1.648851	$1.966993	1,814,818.120
	2002	$1.988345	$1.635640	10,520,153.154	$2.001444	$1.648851	2,392,336.584
	2001	$2.174927	$1.988345	12,715,598.918	$2.185997	$2.001444	2,618,053.899
	2000	$2.350088	$2.174927	14,927,120.171	$2.358574	$2.185997	2,130,505.037
	1999	$1.890033	$2.350088	14,835,442.284	$1.894059	$2.358574	1,347,870.453
	1998	$1.622765	$1.890033	13,176,237.016	$1.623829	$1.894059	864,583.172
	1997	$1.372991	$1.622765	10,247,121.752	$1.619154	$1.623829	265,868.401
	1996	$1.184740	$1.372991	6,522,822.306	N/A	N/A	N/A
Van Kampen Mid-Cap Growth - Initial Class(12)c	2005	$0.704207	$0.745112	1,734,076.151	$0.708049	$0.750266	305,361.548
	2004	$0.668131	$0.704207	2,114,304.000	$0.670790	$0.708049	275,618.000
	2003	$0.529946	$0.668131	2,666,322.190	$0.531264	$0.670790	640,612.133
	2002	$0.804775	$0.529946	2,299,820.383	$0.805577	$0.531264	211,455.972
	2001	$1.000000	$0.804775	481,275.835	$1.000000	$0.805577	121,404.814

(1)	Subaccount Inception Date July 5, 1994.

(2)	Subaccount Inception Date May 1, 1997.

(3)	Subaccount Inception Date June 2, 1998.

(4)	Subaccount Inception Date November 20, 1996.

(5)	Subaccount Inception Date February 2, 1998.

(6)	Subaccount Inception Date January 20, 1995.

(7)	Subaccount Inception Date January 5, 1995.

(8)	Subaccount Inception Date July 23, 1997.

(9)	Subaccount Inception Date July 1, 1998.

(10)	Subaccount Inception Date May 1, 2000.

(11)	Subaccount Inception Date October 9, 2000.

(12)	Subaccount Inception Date May 1, 2001.

(13)	Subaccount Inception Date May 1, 2002

(14)	Subaccount Inception Date November 3, 2003.

[a]	Formerly known as Clarion Real Estate Securities.

43

[b]	This subaccount was re-opened on May 1, 2003. If you purchased your policy prior to May 1, 2003 you may only invest in the Initial Class shares. If you purchased your policy on May 1, 2003 or after, you may only invest in Service Class shares.

[c]	Formerly known as Van Kampen Emerging Growth.

International Moderate Growth Fund had not commenced operations as of December 31, 2005, therefore, comparable data is not available.

[THIS SPACE INTENTIONALLY LEFT BLANK]

44

Subaccount	Year	1.40%
		Beginning AUV	Ending AUV	# Units
Asset Allocation Conservative Portfolio - Initial Class(13)	2005	$1.071740	$1.111748	78,032.265
	2004	$1.000000	$1.071740	0.000
Asset Allocation - Growth Portfolio - Initial Class(13)	2005	$1.106529	$1.224872	0.000
	2004	$1.000000	$1.106529	0.000
Asset Allocation - Moderate Portfolio - Initial Class(13)	2005	$1.083067	$1.147670	37.825
	2004	$1.000000	$1.083067	21,239.000
Asset Allocation - Moderate Growth Portfolio - Initial Class(13)	2005	$1.102655	$1.195249	105,286.121
	2004	$1.000000	$1.102655	0.000
American Century International - Initial Class(12)	2005	$1.100814	$1.225328	18,244.385
	2004	$1.000000	$1.100814	7,927.000
American Century Large Company Value - Initial Class(12)	2005	$1.110607	$1.140723	45,559.107
	2004	$1.000000	$1.110607	13,136.000
Capital Guardian Global - Initial Class(5)	2005	$1.081041	$1.174658	81,547.508
	2004	$1.000000	$1.081041	49,373.000
Capital Guardian U.S. Equity - Initial Class(9)	2005	$1.074842	$1.126905	48,099.834
	2004	$1.000000	$1.074842	15,821.000
Capital Guardian Value - Initial Class(1)	2005	$1.132519	$1.203030	959,943.665
	2004	$1.000000	$1.132519	581,855.000
Clarion Global Real Estate Securities - Initial Class(13)a	2005	$1.345941	$1.506262	26,283.066
	2004	$1.000000	$1.345941	0.000
Great Companies AmericaSM - Initial Class(12)	2005	$1.009975	$1.034716	0.000
	2004	$1.000000	$1.009975	0.000
Great Companies - Technology SM - Initial Class (12)	2005	$1.068043	$1.075061	0.000
	2004	$1.000000	$1.068043	0.000
Janus Growth - Initial Class (1)	2005	$1.115194	$1.209225	1,678,394.901
	2004	$1.000000	$1.115194	798,169.000
Jennison Growth - Initial Class(4)	2005	$1.081308	$1.213449	7,693.151
	2004	$1.000000	$1.081308	24,015.000
J.P. Morgan Enhanced Index - Initial Class(2)	2005	$1.088084	$1.110222	46,018.109
	2004	$1.000000	$1.088084	4,029.000
Marsico Growth - Initial Class(11)b	2005	$1.118831	$1.198139	0.000
	2004	$1.000000	$1.118831	0.000
Mercury Large Cap Value - Initial Class(10)	2005	$1.151057	$1.316157	34,278.496
	2004	$1.000000	$1.151057	10,059.000
MFS High Yield - Initial Class(3)	2005	$1.086592	$1.091063	225,616.466
	2004	$1.000000	$1.086592	0.000
PIMCO Total Return - Initial Class(13)	2005	$1.035410	$1.044934	166,116.359
	2004	$1.000000	$1.035410	45,589.000
Salomon All Cap - Initial Class(10)	2005	$1.060317	$1.088360	136,941.699
	2004	$1.000000	$1.060317	8,271.000
Templeton Great Companies Global - Initial Class(11)	2005	$1.078671	$1.143274	25,990.445
	2004	$1.000000	$1.078671	0.000
Transamerica Balanced - Initial Class(13)	2005	$1.101394	$1.172724	0.000
	2004	$1.000000	$1.101394	0.000
Transamerica Convertible Securities - Initial Class(13)	2005	$1.096676	$1.123579	45,176.179
	2004	$1.000000	$1.096676	0.000

45

Subaccount	Year	1.40% (Continued)
		Beginning AUV	Ending AUV	# Units
Transamerica Equity - Initial Class(10)	2005	$1.112918	$1.279101	32,523.541
	2004	$1.000000	$1.112918	42,721.000
Transamerica Growth Opportunities - Initial Class(12)	2005	$1.067308	$1.223440	15,105.422
	2004	$1.000000	$1.067308	7,883.000
Transamerica Money Market - Initial Class(1)	2005	$0.998530	$1.013179	240,266.041
	2004	$1.000000	$0.998530	26,102.000
Transamerica Small/Mid Cap Value - Initial Class(1)	2005	$1.127273	$1.262524	1,574,790.637
	2004	$1.000000	$1.127273	385,112.000
Transamerica U.S. Government Securities - Initial Class(1)	2005	$1.028493	$1.036964	438,226.033
	2004	$1.000000	$1.028493	45,345.000
T. Rowe Price Equity Income - Initial Class(6)	2005	$1.112410	$1.142172	1,190,830.299
	2004	$1.000000	$1.112410	50,652.000
T. Rowe Price Growth Stock - Initial Class(7)	2005	$1.080854	$1.131658	1,811,990.161
	2004	$1.000000	$1.080854	162,333.000
T. Rowe Price Small Cap - Initial Class(10)	2005	$1.054924	$1.150784	224,705.293
	2004	$1.000000	$1.054924	0.000
Van Kampen Active International Allocation - Initial Class(1)	2005	$1.129437	$1.267498	870,713.016
	2004	$1.000000	$1.129437	412,401.000
Van Kampen Large Cap Core - Initial Class(1)	2005	$1.104914	$1.192296	1,278,174.456
	2004	$1.000000	$1.104914	450,934.000
Van Kampen Mid-Cap Growth - Initial Class(12)c	2005	$1.069338	$1.134233	0.000
	2004	$1.000000	$1.069338	0.000
PAM Transamerica U. S. Government Securities - Service Class(14)	2005	$1.026124	$1.032040	0.000
	2004	$1.000000	$1.026124	0.000
AIM V.I. Basic Value Fund - Series II (13)	2005	$1.063187	$1.105455	20,302.130
	2004	$1.000000	$1.063187	0.000
AIM V.I. Capital Appreciation Fund - Series II(13)	2005	$1.067228	$1.142812	25.896
	2004	$1.000000	$1.067228	14,542.000
AllianceBernstein Growth & Income Portfolio - Class B(12)	2005	$1.075680	$1.109628	27,875.503
	2004	$1.000000	$1.075680	0.000
AllianceBernstein Large Cap Growth Portfolio – Class B(12)	2005	$1.080644	$1.223965	0.000
	2004	$1.000000	$1.080644	0.000
Janus Aspen - Mid Cap Growth Portfolio - Service Shares(11)	2005	$1.148456	$1.268874	94,877.196
	2004	$1.000000	$1.148456	0.000
Janus Aspen - Mid Cap Value Portfolio - Service Shares(11)	2005	$1.119482	$1.214505	0.000
	2004	$1.000000	$1.119482	0.000
Janus Aspen - World Wide Growth Portfolio - Service Shares(11)	2005	$1.027724	$1.070007	0.000
	2004	$1.000000	$1.027724	0.000
MFS New Discovery Series - Service Class(13)	2005	$1.041845	$1.079196	0.000
	2004	$1.000000	$1.041845	0.000
MFS Total Return Series - Service Class(13)	2005	$1.085350	$1.098210	0.000
	2004	$1.000000	$1.085350	0.000
Fidelity VIP - Contrafund® Portfolio - Service Class 2(10)	2005	$1.102587	$1.268419	61,961.612
	2004	$1.000000	$1.102587	45,827.000
Fidelity -VIP Equity-Income Portfolio - Service Class 2(10)	2005	$1.087049	$1.131794	0.000
	2004	$1.000000	$1.087049	0.000

46

		1.40% (Continued)
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity -VIP Growth Portfolio-Service Class 2(12)	2005	$1.030936	$1.072688	0.000
	2004	$1.000000	$1.030936	0.000
Fidelity -VIP Growth Opportunities Portfolio - Service Class 2(10)	2005	$1.064926	$1.141396	0.000
	2004	$1.000000	$1.064926	0.000
Fidelity -VIP Mid Cap Portfolio - Service Class 2(10)	2005	$1.201095	$1.397981	155,896.293
	2004	$1.000000	$1.201095	71,612.000
Fidelity -VIP Value Strategies Portfolio - Service Class 2(13)	2005	$1.112856	$1.124168	37,207.347
	2004	$1.000000	$1.112856	9,865.000

(1)	Subaccount Inception Date July 5, 1994.

(2)	Subaccount Inception Date May 1, 1997.

(3)	Subaccount Inception Date June 2, 1998.

(4)	Subaccount Inception Date November 20, 1996.

(5)	Subaccount Inception Date February 2, 1998.

(6)	Subaccount Inception Date January 20, 1995.

(7)	Subaccount Inception Date January 5, 1995.

(8)	Subaccount Inception Date July 23, 1997.

(9)	Subaccount Inception Date July 1, 1998.

(10)	Subaccount Inception Date May 1, 2000.

(11)	Subaccount Inception Date October 9, 2000.

(12)	Subaccount Inception Date May 1, 2001.

(13)	Subaccount Inception Date May 1, 2002

(14)	Subaccount Inception Date November 3, 2003.

[a]	Formerly known as Clarion Real Estate Securities.

[b]	This subaccount was re-opened on May 1, 2003. If you purchased your policy prior to May 1, 2003 you may only invest in the Initial Class shares. If you purchased your policy on May 1, 2003 or after, you may only invest in Service Class shares.

[c]	Formerly known as Van Kampen Emerging Growth.

International Moderate Growth Fund had not commenced operations as of December 31, 2005, therefore, comparable data is not available.

[THIS SPACE INTENTIONALLY LEFT BLANK]

47

APPENDIX B

HISTORICAL PERFORMANCE DATA

Standard Performance Data

Transamerica may advertise historical yields and total returns for the subaccounts of the separate account. In addition, Transamerica may advertise the effective yield of the subaccount investing in the Transamerica Money Market Portfolio, formerly Van Kampen Money Market Portfolio, (the “Transamerica Money Market Subaccount”). These figures are calculated according to standardized methods prescribed by the SEC. They are based on historical earnings and are not intended to indicate future performance.

Transamerica Money Market Subaccount. The yield of the Transamerica Money Market Subaccount for a policy refers to the annualized income generated by an investment under a policy in the subaccount over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven- day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment under a policy in the subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Other Subaccounts. The yield of a subaccount (other than the Transamerica Money Market Subaccount) for a policy refers to the annualized income generated by an investment under a policy in the subaccount over a specified thirty-day period. The yield is calculated by assuming that the income generated by the investment during that thirty-day period is generated each thirty-day period over a 12-month period and is shown as a percentage of the investment.

The total return of a subaccount refers to return quotations assuming an investment under a policy has been held in the subaccount for various periods of time including a period measured from the date the subaccount commenced operations. When a subaccount has been in operation for one, five, and ten years, respectively, the total return for these periods will be provided. The total return quotations for a subaccount will represent the average annual compounded rates of return that equate an initial investment of $1,000 in the subaccount to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided.

The yield and total return calculations for a subaccount do not reflect the effect of any premium taxes that may be applicable to a particular policy and they do not reflect the charges for any optional features. To the extent that any or all of a premium tax is applicable to a particular policy, or the features are elected, the yield and/or total return of that policy will be reduced. For additional information regarding yields and total returns calculated using the standard formats briefly summarized above, please refer to the SAI, a copy of which may be obtained from the administrative and service office upon request.

Based on the method of calculation described in the discussion in this SAI, the average annual total returns for periods from inception of the subaccounts to December 31, 2005, and for the one and five year periods ended December 31, 2005 are shown in Tables 1-A and 1-B below. Total returns shown reflect deductions for the mortality and expense risk fee, and administrative charges, and any 12b-1 fee, if applicable restated as if the 12b-1 fee had been in existence from the inception date.

48

TABLE 1 – A

Standard Average Annual Total Returns

(Assuming the ADD+ Rider and Income Select for Life Rider with all Additional Benefits)

Annual Step-UpDouble Enhanced Death Benefit

(Total Separate Account Annual Expenses: 2.753.95%)

Subaccount	1 Year Ended 12/31/05	5 Year Ended 12/31/05	10 Year or Inception(1)	Subaccount Inception Date
Asset Allocation – Conservative Portfolio – Service Class	0.75%	N/A	2.54%	May 1, 2002
Asset Allocation – Growth Portfolio – Service Class	7.51%	N/A	4.21%	May 1, 2002
Asset Allocation – Moderate Portfolio – Service Class	2.92%	N/A	3.10%	May 1, 2002
Asset Allocation – Moderate Growth Portfolio – Service Class	5.28%	N/A	3.84%	May 1, 2002
International Moderate Growth Fund– Service Class	N/A	N/A	N/A	May 1, 2006
American Century International – Service Class	8.10%	N/A	-3.00%	May 1, 2001
American Century Large Company Value – Service Class	-0.24%	N/A	-0.98%	May 1, 2001
Capital Guardian Global – Service Class	5.53%	-0.45%	1.77%	February 2, 1998
Capital Guardian U.S. Equity – Service Class(2)	1.83%	-1.12%	-1.07%	October 9, 2000
Capital Guardian Value – Service Class	3.17%	2.89%	4.69%	July 5, 1994
Clarion Global Real Estate Securities – Service Class(2)	8.69%	N/A	14.41%	May 1, 2002
Great Companies – AmericaSM – Service Class	-0.49%	N/A	-3.47%	May 1, 2001
Great Companies – TechnologySM – Service Class	-2.24%	N/A	-8.56%	May 1, 2001
Janus Growth – Service Class	5.31%	-7.74%	3.27%	July 5, 1994
Jennison Growth – Service Class	8.99%	-6.17%	-3.87%	November 20, 1996
J.P. Morgan Enhanced Index – Service Class	-0.90%	-4.54%	1.62%	May 1, 1997
Marsico Growth – Service Class(3)	4.01%	-4.62%	-5.88%	May 1, 2000
Mercury Large Cap Value – Service Class	11.05%	3.87%	4.49%	May 1, 2000
MFS High Yield – Service Class	-2.47%	2.36%	-0.30%	June 2, 1998
PIMCO Total Return – Service Class	-1.98%	N/A	0.46%	May 1, 2002
Salomon All Cap – Service Class	-0.30%	-1.00%	-0.66%	May 1, 2000
Templeton Great Companies Global – Service Class	2.94%	-7.84%	-11.27%	May 1, 2000
Transamerica Balanced – Service Class	3.41%	N/A	2.82%	May 1, 2002
Transamerica Convertible Securities – Service Class	-0.49%	N/A	4.05%	May 1, 2002
Transamerica Equity – Service Class	11.62%	-1.77%	-5.05%	May 1, 2000
Transamerica Growth Opportunities – Service Class	11.32%	N/A	7.35%	May 1, 2001
Transamerica U.S. Government Securities – Service Class	-2.07%	-0.51%	0.22%	August 3, 1994
T. Rowe Price Equity Income – Service Class	-0.27%	1.51%	5.38%	January 20, 1995
T. Rowe Price Growth Stock – Service Class	1.69%	-3.12%	5.26%	January 5, 1995
T. Rowe Price Small Cap – Service Class	5.95%	-1.95%	-4.72%	May 1, 2000
Van Kampen Active International Allocation – Service Class	8.99%	-1.99%	0.74%	July 5, 1994
Van Kampen Large Cap Core – Service Class	4.80%	-1.32%	4.15%	July 5, 1994
Van Kampen EmergingMid-Cap Growth – Service Class(4)	3.02%	N/A	-8.57%	May 1, 2001
AIM V.I. Basic Value Fund – Series II Shares	1.24%	N/A	0.73%	May 1, 2002
AIM V.I. Capital Appreciation Fund – Series II Shares	4.26%	N/A	0.79%	May 1, 2002
AllianceBernstein Growth and Income Portfolio – Class B	0.44%	N/A	-1.67%	May 1, 2001
AllianceBernstein Large Cap Growth Portfolio – Class B	10.27%	N/A	-5.75%	May 1, 2001
Janus Aspen – Mid Cap Growth Portfolio – Service Shares	7.57%	-8.40%	-13.33%	October 9, 2000
Janus Aspen – Worldwide Growth Portfolio – Service Shares	1.38%	-8.52%	-10.33%	October 9, 2000
MFS New Discovery Series – Service Class	-1.47%	N/A	1.47%	May 1, 2002
MFS Total Return Series – Service Class	-1.47%	N/A	1.47%	May 1, 2002
Fidelity – VIP Contrafund® Portfolio – Service Class 2	12.01%	2.15%	0.14%	May 1, 2000
Fidelity – VIP Equity-Income Portfolio – Service Class 2	1.38%	-0.43%	0.73%	May 1, 2000
Fidelity – VIP Growth Portfolio – Service Class 2	1.31%	N/A	-6.55%	May 1, 2001
Fidelity – VIP Mid Cap Portfolio – Service Class 2	13.32%	7.58%	8.37%	May 1, 2000
Fidelity – VIP Value Strategies Portfolio – Service Class 2	-1.64%	N/A	4.96%	May 1, 2002

[THIS SPACE INTENTIONALLY LEFT BLANK]

49

TABLE 1 – B

Standard Average Annual Total Returns

(Assuming No Optional Features)

Return of Premium Death Benefit

(Total Separate Account Annual Expenses: 1.70%)

Subaccount	1 Year Ended 12/31/05	5 Year Ended 12/31/05	10 Year or Inception(1)	Subaccount Inception Date
Asset Allocation – Conservative Portfolio – Service Class	3.05%	N/A	5.00%	May 1, 2002
Asset Allocation – Growth Portfolio – Service Class	9.97%	N/A	6.71%	May 1, 2002
Asset Allocation – Moderate Portfolio – Service Class	5.27%	N/A	5.57%	May 1, 2002
Asset Allocation – Moderate Growth Portfolio – Service Class	7.69%	N/A	6.34%	May 1, 2002
International Moderate Growth Fund – Service Class	N/A	N/A	N/A	May 1, 2006
American Century International – Service Class	10.59%	N/A	-0.68%	May 1, 2001
American Century Large Company Value – Service Class	2.04%	N/A	1.39%	May 1, 2001
Capital Guardian Global – Service Class	7.95%	1.82%	4.22%	February 2, 1998
Capital Guardian U.S. Equity – Service Class(2)	4.15%	1.14%	1.31%	October 9, 2000
Capital Guardian Value – Service Class	5.53%	5.24%	7.09%	July 5, 1994
Clarion Global Real Estate Securities – Service Class(2)	11.18%	N/A	17.17%	May 1, 2002
Great Companies – AmericaSM – Service Class	1.77%	N/A	-1.16%	May 1, 2001
Great Companies – TechnologySM – Service Class	-0.01%	N/A	-6.37%	May 1, 2001
Janus Growth – Service Class	7.72%	-5.64%	5.64%	July 5, 1994
Jennison Growth – Service Class	11.49%	-4.04%	-1.57%	November 20, 1996
J.P. Morgan Enhanced Index – Service Class	1.36%	-2.37%	4.06%	May 1, 1997
Marsico Growth – Service Class(3)	6.39%	-2.45%	-3.62%	May 1, 2000
Mercury Large Cap Value – Service Class	13.60%	6.25%	7.00%	May 1, 2000
MFS High Yield – Service Class	-0.25%	4.70%	2.09%	June 2, 1998
PIMCO Total Return – Service Class	0.25%	N/A	2.87%	May 1, 2002
Salomon All Cap – Service Class	1.97%	1.26%	1.72%	May 1, 2000
Templeton Great Companies Global – Service Class	5.29%	-5.75%	-9.15%	May 1, 2000
Transamerica Balanced – Service Class	5.78%	N/A	5.28%	May 1, 2002
Transamerica Convertible Securities – Service Class	1.78%	N/A	6.54%	May 1, 2002
Transamerica Equity – Service Class	14.19%	0.47%	-2.78%	May 1, 2000
Transamerica Growth Opportunities – Service Class	13.88%	N/A	9.93%	May 1, 2001
Transamerica U.S. Government Securities – Service Class	0.16%	1.76%	2.51%	August 3, 1994
T. Rowe Price Equity Income – Service Class	2.00%	3.83%	7.80%	January 20, 1995
T. Rowe Price Growth Stock – Service Class	4.01%	-0.91%	7.68%	January 5, 1995
T. Rowe Price Small Cap – Service Class	8.37%	0.29%	-2.43%	May 1, 2000
Van Kampen Active International Allocation – Service Class	11.49%	0.24%	3.04%	July 5, 1994
Van Kampen Large Cap Core – Service Class	7.20%	0.93%	6.54%	July 5, 1994
Van Kampen Mid-CapEmerging Growth – Service Class(4)	5.37%	N/A	-6.38%	May 1, 2001
AIM V.I. Basic Value Fund – Series II Shares	3.60%	N/A	3.20%	May 1, 2002
AIM V.I. Capital Appreciation Fund – Series II Shares	6.70%	N/A	3.26%	May 1, 2002
AllianceBernstein Growth and Income Portfolio – Class B	2.78%	N/A	0.74%	May 1, 2001
AllianceBernstein Large Cap Growth Portfolio – Class B	12.86%	N/A	-3.45%	May 1, 2001
Janus Aspen – Mid Cap Growth Portfolio – Service Shares	10.09%	-6.28%	-11.21%	October 9, 2000
Janus Aspen – Worldwide Growth Portfolio – Service Shares	3.74%	-6.41%	-8.14%	October 9, 2000
MFS New Discovery Series – Service Class	0.82%	N/A	3.95%	May 1, 2002
MFS Total Return Series – Service Class	0.82%	N/A	3.95%	May 1, 2002
Fidelity – VIP Contrafund® Portfolio – Service Class 2	14.64%	4.53%	2.59%	May 1, 2000
Fidelity – VIP Equity-Income Portfolio – Service Class 2	3.74%	1.89%	3.20%	May 1, 2000
Fidelity – VIP Growth Portfolio – Service Class 2	3.67%	N/A	-4.27%	May 1, 2001
Fidelity – VIP Mid Cap Portfolio – Service Class 2	15.98%	10.10%	11.03%	May 1, 2000
Fidelity – VIP Value Strategies Portfolio – Service Class 2	0.65%	N/A	7.53%	May 1, 2002

(1)	If the corresponding inception date is less than ten years, the performance is for the time period since the corresponding inception date.

(2)	Formerly known as Clarion Real Estate Securities.

(3)	This subaccount has been re-opened for investments by any owner as of May 1, 2003. Any new investments in the re-opened subaccount will receive Service Class interests, however. Previously, this subaccount was only available to owners that held an investment in this subaccount on or before May 1, 2002. In addition, if any such owner surrendered all of his or her money in this subaccount on or before May 1, 2002, that owner could not reinvest in this subaccount.

(4)	Formerly known as Van Kampen Emerging Growth.

The figures in the above tables may reflect waiver of advisory fees and reimbursement of other expenses. In the absence of such waivers, the average annual total return figures above would have been lower. (See the prospectuses for the underlying fund portfolios.)

50

Non-Standard Performance Data

In addition to the standard data discussed above, similar performance data for other periods may also be shown.

Transamerica may also advertise or disclose average annual total return or other performance data in non-standard formats for a subaccount of the separate account. The non-standard performance data may also make other assumptions, such as the amount invested in a subaccount, differences in time periods to be shown, or the effect of partial surrenders or annuity payments.

All non-standard performance data will be advertised only if the standard performance data is also disclosed. For additional information regarding the calculation of other performance data, please refer to the discussion in this SAI.

Adjusted Historical Performance Data of the Portfolios. Prior to July 5, 1994, the subaccounts had not yet commenced operations. The following performance data for the periods prior to the date the subaccount commenced operations is based on the performance of the corresponding portfolio and the assumption that the applicable subaccount was in existence for the same period as the corresponding portfolio with a level of charges equal to those currently assessed against the subaccount or against owner’s policy values.

In addition, Transamerica may present historical performance data for the portfolios since their inception reduced by some or all the fees and charges under the policy. Such adjusted historic performance includes data that precedes the inception dates on the subaccounts. This data is designed to show the performance that would have resulted if the policy had been in existence during that time.

For instance, as shown in Table 2 below, Transamerica may disclose average annual total returns for the portfolios reduced by some or all fees and charges under the policy, as if the policy had been in existence since the inception of the portfolios. Such fees and charges include the mortality and expense risk fee and an administrative charge. Also, Table 2 does not reflect the charge of any optional rider.

[THIS SPACE INTENTIONALLY LEFT BLANK]

51

TABLE 2

Hypothetical (Adjusted Historical) Average Annual Total Returns(1)

(Assuming No Optional Features)

Return of Premium Death Benefit

(Total Separate Account Annual Expenses: 1.70%)

Portfolio	1 Year	5 Year	10 Year or Inception(2)	Corresponding Portfolio Inception Date
Asset Allocation – Conservative Portfolio – Service Class	3.05%	N/A	4.88%	May 1, 2002
Asset Allocation – Growth Portfolio – Service Class	9.97%	N/A	6.59%	May 1, 2002
Asset Allocation – Moderate Portfolio – Service Class	5.27%	N/A	5.45%	May 1, 2002
Asset Allocation – Moderate Growth Portfolio – Service Class	7.69%	N/A	6.22%	May 1, 2002
International Moderate Growth Fund – Service Class	N/A	N/A	N/A	May 1, 2006
American Century International – Service Class	10.59%	-2.53%	0.46%	January 1, 1997
American Century Large Company Value – Service Class	2.04%	N/A	1.27%	May 1, 2001
Capital Guardian Global – Service Class	7.95%	1.82%	4.10%	February 2, 1998
Capital Guardian U.S. Equity – Service Class(3)	4.15%	1.14%	1.19%	October 9, 2000
Capital Guardian Value – Service Class	5.53%	5.24%	7.09%	May 27, 1993
Clarion Global Real Estate Securities – Service Class(3)	11.18%	16.28%	10.39%	May 1, 1998
Great Companies – AmericaSM – Service Class	1.77%	-3.72%	-1.29%	May 1, 2000
Great Companies – TechnologySM – Service Class	-0.01%	-10.15%	-15.34%	May 1, 2000
Janus Growth – Service Class	7.72%	-5.64%	5.64%	October 2, 1986
Jennison Growth – Service Class	11.49%	-4.04%	-1.68%	November 18, 1996
J.P. Morgan Enhanced Index – Service Class	1.36%	-2.37%	3.94%	May 1, 1997
Marsico Growth – Service Class(4)	6.39%	-2.45%	-1.20%	May 3, 1999
Mercury Large Cap Value – Service Class	13.60%	6.25%	7.76%	May 1, 1996
MFS High Yield – Service Class	-0.25%	4.70%	1.98%	June 1, 1998
PIMCO Total Return – Service Class	0.25%	N/A	2.76%	May 1, 2002
Salomon All Cap – Service Class	1.97%	1.26%	5.26%	May 3, 1999
Templeton Great Companies Global – Service Class	5.29%	-5.75%	6.46%	December 3, 1992
Transamerica Balanced – Service Class	5.78%	N/A	5.17%	May 1, 2002
Transamerica Convertible Securities – Service Class	1.78%	N/A	6.43%	May 1, 2002
Transamerica Equity – Service Class	14.19%	0.47%	11.94%	Feb-26-1969*
Transamerica Growth Opportunities – Service Class	13.88%	N/A	9.82%	May 1, 2001
Transamerica U.S. Government Securities – Service Class	0.16%	1.76%	2.51%	May 13, 1994
T. Rowe Price Equity Income – Service Class	2.00%	3.83%	7.80%	January 3, 1995
T. Rowe Price Growth Stock – Service Class	4.01%	-0.91%	7.68%	January 3, 1995
T. Rowe Price Small Cap – Service Class	8.37%	0.29%	3.32%	May 3, 1999
Van Kampen Active International Allocation – Service Class	11.49%	0.24%	3.04%	April 8, 1991
Van Kampen Large Cap Core – Service Class	7.20%	0.93%	6.54%	April 8, 1991
Van Kampen Mid-CapEmerging Growth – Service Class(5)	5.37%	-9.86%	6.55%	March 1, 1993
AIM V.I. Basic Value Fund – Series II Shares	3.60%	N/A	3.31%	September 10, 2001
AIM V.I. Capital Appreciation Fund – Series II Shares(75)	6.70%	-4.61%	4.03%	May 5, 1993
AllianceBernstein Growth and Income Portfolio – Class B	2.78%	1.86%	3.24%	June 1, 1999
AllianceBernstein Large Cap Growth Portfolio – Class B	12.86%	-4.30%	-4.63%	July 14, 1999
Janus Aspen – Mid Cap Growth Portfolio – Service Shares(76)	10.09%	-6.28%	5.57%	September 13, 1993
Janus Aspen – Worldwide Growth Portfolio – Service Shares(76)	3.74%	-6.41%	6.29%	September 13, 1993
MFS New Discovery Series – Service Class(87)	0.82%	2.76%	4.36%	May 1, 2000
MFS Total Return Series – Service Class(87)	0.82%	2.76%	4.36%	May 1, 2000
Fidelity – VIP Contrafund® Portfolio – Service Class 2(98)	14.64%	4.53%	9.97%	January 3, 1995
Fidelity – VIP Equity-Income Portfolio – Service Class 2(98)	3.74%	1.89%	6.56%	October 9, 1986
Fidelity – VIP Growth Portfolio – Service Class 2(98)	3.67%	-5.45%	5.25%	October 9, 1986
Fidelity – VIP Mid Cap Portfolio – Service Class 2(89)	15.98%	10.10%	18.05%	December 28, 1998
Fidelity – VIP Value Strategies Portfolio – Service Class 2	0.65%	N/A	8.40%	February 25, 2002

(1)	The calculation of total return performance for periods prior to inception of the subaccounts reflects deductions for the mortality and expense risk fee and administrative charge on a monthly basis, rather than a daily basis. The monthly deduction is made at the beginning of each month and generally approximates the performance that would have resulted if the subaccounts had actually been in existence since the inception of the portfolio.

(2)	If the corresponding inception date is less than ten years, the performance is for the time period since the corresponding inception date.

(3)	Formerly known as Clarion Real Estate Securities.

(4)	This subaccount has been re-opened for investments by any owner as of May 1, 2003. Any new investments in the re-opened subaccount will receive Service Class interests, however. Previously, this subaccount was only available to owners that held an investment in this subaccount on or before May 1, 2002. In addition, if any such owner surrendered all of his or her money in this subaccount on or before May 1, 2002, that owner could not reinvest in this subaccount.

(5)	Formerly known as Van Kampen Emerging Growth.

(6)	Returns prior to July 16, 2001 for the portfolios are based on historical returns for the Series I shares.

(7)	Returns prior to January 1, 2000 for the portfolios are based on historical returns for the Institutional Shares, adjusted for the estimated expenses of the Service Shares.

(8)	Returns prior to May 1, 2000, for the portfolios are based on historical returns for Initial Class Shares.

(9)	Returns prior to January 12, 2000 for the portfolios are based on historical returns for Initial Class Shares.

52

The figures in the above table may reflect waiver of advisory fees and reimbursement of other expenses. In the absence of such waivers, the average annual total return figures above would have been lower. (See the prospectuses for the underlying fund portfolios.)

[THIS SPACE INTENTIONALLY LEFT BLANK]

53

FINANCIAL STATEMENTS AND SCHEDULES – STATUTORY BASIS

Transamerica Life Insurance Company

Years Ended December 31, 2005, 2004, and 2003

Transamerica Life Insurance Company

Financial Statements and Schedules – Statutory Basis

Years Ended December 31, 2005, 2004, and 2003

Report of Independent Registered Public Accounting Firm

The Board of Directors

Transamerica Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of Transamerica Life Insurance Company (an indirect wholly-owned subsidiary of AEGON N.V.) as of December 31, 2005 and 2004, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2005. Our audits also included the statutory-basis financial statement schedules required by Regulation S-X, Article 7. These financial statements and schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles are also described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

1

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of Transamerica Life Insurance Company at December 31, 2005 and 2004, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2005.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Transamerica Life Insurance Company at December 31, 2005 and 2004, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2005, in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 2 to the financial statements, in 2003 Transamerica Life Insurance Company changed its accounting for derivative instruments and changed various accounting policies to be in accordance with Actuarial Guideline 38. Also as described in Note 2 to the financial statements, in 2005 the Company changed its accounting for investments in subsidiary, controlled and affiliated entities as well as its accounting for transfers and servicing of financial assets and extinguishment of liabilities.

/s/ Ernst & Young LLP

Des Moines, Iowa

February 17, 2006

2

Transamerica Life Insurance Company

Balance Sheets – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

	December 31
	2005	2004
		Restated
Admitted assets
Cash and invested assets:
Cash and short-term investments	$326,027	$1,297,372
Bonds	35,851,715	38,482,146
Preferred stocks:
Affiliated entities	—	1,102
Unaffiliated	338,423	478,380
Common stocks:
Affiliated entities (cost: 2005 - $84,576; 2004 - $87,956)	74,849	85,731
Unaffiliated (cost: 2005 - $234,927; 2004 - $213,050)	267,414	240,451
Mortgage loans on real estate	5,770,723	5,747,773
Real estate:
Home office properties	6,464	6,692
Properties held for production of income	5,235	5,538
Properties held for sale	22,822	24,523
Policy loans	123,221	116,252
Receivable for securities	13,474	30,848
Other invested assets	1,116,749	900,713

Total cash and invested assets	43,917,116	47,417,521
Premiums deferred and uncollected	21,154	20,986
Accrued investment income	847,091	756,140
Reinsurance receivable	3,995	1,343
Federal and foreign income tax recoverable	112,500	2,705
Net deferred income tax asset	116,392	101,349
Receivable from parent, subsidiaries, and affiliates	54,261	92,399
Other admitted assets	192,366	101,595
Separate account assets	23,662,198	20,962,873

Total admitted assets	$68,927,073	$69,456,911

3

	December 31
	2005	2004
		Restated
Liabilities and capital and surplus
Liabilities:
Aggregate reserves for policies and contracts:
Life	$4,008,767	$3,962,775
Annuity	26,901,713	28,876,607
Accident and health	714,373	627,835
Policy and contract claim reserves:
Life	37,337	28,616
Accident and health	40,207	36,691
Liabilities for deposit-type contracts	7,755,652	8,772,316
Other policyholders’ funds	2,562	2,873
Remittances and items not allocated	113,417	105,391
Asset valuation reserve	663,191	516,415
Interest maintenance reserve	214,962	191,109
Commissions and expense allowances payable on reinsurance assumed	101	—
Other liabilities	423,773	469,159
Reinsurance in unauthorized companies	17,264	253
Funds held under coinsurance and other reinsurance treaties	2,293,431	1,317,030
Transfers from separate accounts due or accrued	(443,974)	(470,668)
Federal and foreign income taxes payable	—	8,068
Payable for securities	104,111	1,450,823
Payable to affiliates	—	68,220
Separate account liabilities	23,662,141	20,922,787

Total liabilities	66,509,028	66,886,300
Capital and surplus:
Common stock, $10 per share par value, 1,000,000 shares authorized, 316,955 issued and outstanding shares at December 31, 2005; 500,000 shares authorized, 257,795 issued and outstanding shares at December 31, 2004	3,170	2,578
Preferred stock, Series A, $10 per share par value, 42,500 shares authorized, issued and outstanding (total liquidation value - $58,000) at December 31, 2005 and 2004; Series B, $10 per share par value, 250,000 shares authorized, 87,755 shares issued and outstanding (total liquidation value - $877,550) at December 31, 2005	1,302	425
Surplus notes	575,000	575,000
Paid-in surplus	1,437,996	1,787,236
Unassigned surplus	400,577	205,372

Total capital and surplus	2,418,045	2,570,611

Total liabilities and capital and surplus	$68,927,073	$69,456,911

See accompanying notes.

4

Transamerica Life Insurance Company

Statements of Operations – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2005	2004	2003
		Restated	Restated
Revenues:
Premiums and other considerations, net of reinsurance:
Life	$734,878	$1,192,921	$631,846
Annuity	4,191,484	4,972,942	8,824,452
Accident and health	178,855	175,387	187,118
Net investment income	2,390,054	2,380,749	2,293,923
Amortization of interest maintenance reserve	39,488	32,901	6,432
Commissions and expense allowances on reinsurance ceded	105,759	46,349	30,362
Consideration for reinsurance recapture	—	286,705	—
Income from fees associated with investment management, administration and contract guarantees for separate accounts	276,684	250,567	201,048
Reserve adjustments on reinsurance ceded	(219,021)	(125,668)	1,580,949
Coinsurance reserve recapture	—	643,279	—
Other income	62,744	60,264	66,260

	7,760,925	9,916,396	13,822,390
Benefits and expenses:
Benefits paid or provided for:
Life and accident and health	220,981	208,840	201,056
Surrender benefits	5,415,085	4,804,754	4,005,414
Other benefits	1,380,601	1,253,141	1,048,107
Increase (decrease) in aggregate reserves for policies and contracts:
Life	45,992	408,100	388,212
Annuity	(1,974,994)	639,283	2,755,105
Accident and health	86,538	97,704	63,113

	5,174,203	7,411,822	8,461,007
Insurance expenses:
Commissions	425,434	447,710	588,881
General insurance expenses	242,493	226,776	238,612
Taxes, licenses and fees	27,899	39,458	26,734
Net transfers to separate accounts	1,365,516	1,022,189	2,422,767
Reinsurance transaction initial consideration	—	—	1,587,431
Reinsurance reserve recapture	813	293,942	—
Other expenses	230,388	194,270	195,529

	2,292,543	2,224,345	5,059,954

Total benefits and expenses	7,466,746	9,636,167	13,520,961

Gain from operations before dividends to policyholders, federal income tax expense and net realized capital gains (losses) on investments	294,179	280,229	301,429
Dividends to policyholders	455	538	690

Gain from operations before federal income tax expense and net realized capital gains (losses) on investments	293,724	279,691	300,739
Federal income tax expense	4,302	78,317	57,120

Gain from operations before net realized capital gains (losses) on investments	289,422	201,374	243,619
Net realized capital gains (losses) on investments (net of related federal income taxes and amounts transferred to/from interest maintenance reserve)	9,223	65,791	(137,951)

Net income	$298,645	$267,165	$105,668

See accompanying notes.

5

Transamerica Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis

(Dollars in Thousands)

	Common Stock	Preferred Stock	Surplus Notes	Paid-in Surplus	Unassigned Surplus (Deficit)	Total Capital and Surplus
Balance at January 1, 2003
As originally presented:
Transamerica Life Insurance Company	$2,235	$425	$575,000	$1,054,622	$(76,216)	$1,556,066
Transamerica Life Insurance and Annuity Company	2,500	—	—	468,816	528,026	999,342
Merger adjustment – Retire TALIAC stock	(2,500)	—	—	2,500	—	—
Nonadmit value of reciprocal ownership	—	—	—	(109,845)	59,583	(50,262)

Balance at January 1, 2003, as restated	2,235	425	575,000	1,416,093	511,393	2,505,146
Net income	—	—	—	—	105,668	105,668
Change in net unrealized capital gains/losses	—	—	—	—	(4,988)	(4,988)
Nonadmit value of reciprocal ownership	—	—	—	(80,000)	77,159	(2,841)
Change in other nonadmitted assets	—	—	—	—	112,899	112,899
Nonadmit value of reciprocal ownership
Change in asset valuation reserve	—	—	—	—	(107,534)	(107,534)
Change in surplus in separate accounts	—	—	—	—	5,282	5,282
Change in liability for reinsurance in unauthorized companies	—	—	—	—	3,496	3,496
Change in net deferred income tax asset	—	—	—	—	(98,414)	(98,414)
Cumulative effect of change in accounting principle	—	—	—	—	(31,957)	(31,957)
Change in reserves on account of change in valuation basis	—	—	—	—	3,572	3,572
Reinsurance transactions	—	—	—	—	5,227	5,227
Dividend to stockholder	—	—	—	—	(45,700)	(45,700)
Capital distribution	—	—	—	(254,300)	—	(254,300)
Capital contribution	—	—	—	280,000	—	280,000

Balance at December 31, 2003	2,235	425	575,000	1,361,793	536,103	2,475,556
Net income	—	—	—	—	267,165	267,165
Change in net unrealized capital gains/losses	—	—	—	—	60,516	60,516
Nonadmit value of reciprocal ownership	—	—	—	(65,170)	(53,209)	(118,379)
Change in other nonadmitted assets	—	—	—	—	71,576	71,576
Change in asset valuation reserve	—	—	—	—	(220,329)	(220,329)
Change in surplus in separate accounts	—	—	—	—	560	560
Change in provision for reinsurance in unauthorized companies	—	—	—	—	(136)	(136)
Change in net deferred income tax asset	—	—	—	—	(43,530)	(43,530)
Issuance of common stock in connection with statutory merger	343	—	—	—	(343)	—
Capital contribution	—	—	—	490,000	—	490,000
Change in reserves on account of change in valuation basis	—	—	—	—	1,423	1,423
Reinsurance transactions	—	—	—	—	(14,424)	(14,424)
Dividend to stockholder	—	—	—	—	(400,000)	(400,000)
Contributed surplus related to stock appreciation rights plan of indirect parent	—	—	—	613	—	613

Balance at December 31, 2004	$2,578	$425	$575,000	$1,787,236	$205,372	$2,570,611

6

Transamerica Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis (continued)

(Dollars in Thousands)

	Common Stock	Preferred Stock	Surplus Notes	Paid-in Surplus	Unassigned Surplus (Deficit)	Total Capital and Surplus
Balance at December 31, 2004	$2,578	$425	$575,000	$1,787,236	$205,372	$2,570,611
Net income	—	—	—	—	298,645	298,645
Change in net unrealized capital gains/losses	—	—	—	—	44,453	44,453
Change in other nonadmitted assets	—	—	—	—	(1,718)	(1,718)
Change in asset valuation reserve	—	—	—	—	(146,776)	(146,776)
Change in surplus in separate accounts	—	—	—	—	199	199
Change in provision for reinsurance in unauthorized companies	—	—	—	—	(17,011)	(17,011)
Change in net deferred income tax asset	—	—	—	—	29,720	29,720
Cumulative effect of change in accounting principle	—	—	—	—	(6,668)	(6,668)
Issuance of common stock in connection with statutory merger	592	877	—	(1,812)	343	—
Return of capital	—	—	—	(348,051)	—	(348,051)
Reinsurance transactions	—	—	—	—	(5,982)	(5,982)
Contributed surplus related to stock appreciation rights plan of indirect parent	—	—	—	623	—	623

Balance at December 31, 2005	$3,170	$1,302	$575,000	$1,437,996	$400,577	$2,418,045

See accompanying notes.

7

Transamerica Life Insurance Company

Statements of Cash Flow – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2005	2004	2003
		Restated	Restated
Operating activities
Premiums collected, net of reinsurance	$5,105,476	$6,336,849	$9,585,311
Net investment income	2,466,077	2,276,092	2,342,489
Miscellaneous income	259,085	1,143,613	332,771
Benefit and loss related payments	(7,792,780)	(6,599,811)	(5,741,961)
Net transfers to separate accounts	(1,199,281)	(903,618)	(2,530,387)
Commissions, expenses paid and aggregate write-ins for deductions	(985,993)	(919,570)	(1,045,245)
Dividends paid to policyholders	(584)	(618)	(683)
Federal and foreign income taxes paid	(175,128)	(104,543)	(43,336)

Net cash (used in) provided by operating activities	(2,323,128)	1,228,394	2,898,959
Investing activities
Proceeds from investments sold, matured or repaid:
Bonds	23,151,411	26,928,308	36,744,578
Stocks	444,784	778,736	344,989
Mortgage loans	1,303,236	679,622	462,897
Real estate	15,683	22,678	9,555
Other invested assets	284,913	416,287	125,071
Receivable/payable for securities	17,374	1,145,717	146,973
Miscellaneous proceeds	11,490	143,374	250,963

Total investment proceeds	25,228,891	30,114,722	38,085,026
Cost of investments acquired:
Bonds	(20,643,565)	(28,238,630)	(38,741,920)
Stocks	(330,637)	(722,341)	(526,826)
Mortgage loans	(1,346,022)	(1,116,443)	(1,694,070)
Real estate	(303)	(34)	1,760
Other invested assets	(396,494)	(521,699)	(203,027)
Receivable/payable for securities	(1,346,713)	—	—
Miscellaneous applications	(5,322)	(44,478)	(334,906)

Total cost of investments acquired	(24,069,055)	(30,643,625)	(41,498,989)
Net increase in policy loans	(6,969)	(11,003)	(11,229)

Net cost of investments acquired	(24,076,025)	(30,654,628)	(41,510,218)

Net cash provided by (used in) investing activities	$1,152,866	$(539,906)	$(3,425,192)

8

Transamerica Life Insurance Company

Statements of Cash Flow – Statutory Basis (continued)

(Dollars in Thousands)

	Year Ended December 31
	2005	2004	2003
		Restated	Restated
Financing and miscellaneous activities
Other cash provided:
Capital and surplus paid in	$—	$490,000	$480,000
Borrowed funds received	8,450	—	—
Net deposits and withdrawals on deposit-type contract funds and other liabilities without life or disability contingencies	(360,558)	(499,262)	(406,713)
Funds held under reinsurance treaty with unauthorized	973,428	637,252	5,292
Other sources	(74,352)	(174,360)	459,332

Total cash provided	546,968	453,630	537,911

Other cash applied:
Dividends paid to stockholder	—	(400,000)	(45,700)
Capital distribution	(348,051)	—	(254,300)

Total other cash applied	(348,051)	(400,000)	(300,000)

Net cash provided by financing and miscellaneous activities	198,917	53,630	237,911

Net (decrease) increase in cash and short-term investments	(971,345)	742,118	(288,322)

Cash and short-term investments:
Beginning of year	1,297,372	555,254	843,576

End of year	$326,027	$1,297,372	$555,254

See accompanying notes.

9

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands)

December 31, 2005

1. Organization and Summary of Significant Accounting Policies

Organization

Transamerica Life Insurance Company (the Company) is a stock life insurance company and is owned by AEGON USA, Inc. (100% of preferred shares) and Transamerica Occidental Life Insurance Company (100% of common shares). AEGON USA, Inc. (AEGON) and Transamerica Occidental Life Insurance Company (TOLIC) are both indirect wholly-owned subsidiaries of AEGON N.V., a holding company organized under the laws of The Netherlands.

On October 1, 2004, the Company completed a merger with Transamerica Assurance Company (TAC), which was a wholly-owned subsidiary of an affiliate, Transamerica Life Insurance and Annuity Company (TALIAC). The merger was accounted for in accordance with SSAP No. 68 as a statutory merger. As such, financial statements for periods prior to the merger were combined and the recorded assets, liabilities, and surplus of TAC were carried forward to the merged company. As a result of the merger, TALIAC was issued 34,295 shares of the Company’s common stock.

On October 1, 2005, the Company completed a merger with TALIAC, which was a wholly-owned subsidiary of an affiliate, TOLIC. The merger was accounted for in accordance with SSAP No. 68 as a statutory merger. Prior to the merger of the Company and TALIAC, TALIAC owned 34,295 shares and AEGON USA, Inc. owned 223,500 shares in common stock of the Company. TOLIC owned 100% (25,000 shares) of the outstanding common shares of TALIAC prior to the merger. As a result of the merger, the 34,295 outstanding shares of the Company previously held by TALIAC were retired and considered authorized but unissued stock of the merged entity. AEGON USA, Inc. exchanged its 223,500 common shares of the Company for 87,755 shares of a newly issued non-voting class of preferred stock of the merged entity, shares equivalent in value to that of the common shares previously held. Also in conjunction with the merger, the TALIAC stock was deemed cancelled by operation of law. In exchange for its agreement to merge TALIAC into the Company, TOLIC received 316,955 shares of the merged entity, which was an equivalent fair market value of the TALIAC stock that was deemed cancelled. As such, financial statements for periods prior to the merger were combined and the recorded assets, liabilities, and surplus of TALIAC were carried forward to the merged company. Total capital and surplus of the Company was reduced by the value of the Company’s stock held by TALIAC prior to the merger in the amount of $171,482.

10

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Summarized financial information for the Company, TAC and TALIAC restated for periods prior to the mergers are as follows:

	Nine Months Ended September 30 2005	Period Ended December 31
		2004	2003
	Unaudited
Revenues:
Company	$3,371,185	$5,750,848	$8,821,301
TAC	—	152,450	171,400
TALIAC	2,857,854	4,013,098	4,829,689
Merger elimination	(51,949)	—	—

As restated	$6,177,090	$9,916,396	$13,822,390

Net income (loss):
Company	$72,538	$140,789	$214,137
TAC	—	(12,013)	(46,988)
TALIAC	158,430	138,389	(61,481)
Merger elimination	(51,949)	—	—

As restated	$179,019	$267,165	$105,668

With respect to TAC, the period ended December 31, 2004, reflects revenues and net loss for the period January 1, 2004 through September 30, 2004 (date of merger with the Company).

11

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

	September 30 2005	December 31 2004
	Unaudited
Assets:
Company	$43,871,399	$44,084,752
TALIAC	25,439,677	25,543,641
Merger elimination	(170,260)	(171,482)

As restated	$69,140,816	$69,456,911

Liabilities:
Company	$42,406,844	$42,220,417
TALIAC	24,476,492	24,665,883
Merger elimination	(51,949)	—

As restated	$66,831,387	$66,886,300

Capital and surplus:
Company	$1,464,555	$1,864,335
TALIAC	963,185	877,758
Merger elimination	(118,311)	(171,482)

As restated	$2,309,429	$2,570,611

Nature of Business

The Company sells individual non-participating whole life, endowment and term contracts, structured settlements, pension products, as well as a broad line of single fixed and flexible premium annuity products and guaranteed interest contracts and funding agreements. In addition, the Company offers group life, universal life, and individual and specialty health coverages. The Company is licensed in 49 states and the District of Columbia, Guam, Puerto Rico and the US Virgin Islands. Sales of the Company’s products are primarily through the Company’s agents and financial institutions.

12

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from accounting principles generally accepted in the United States (GAAP). The more significant variances from GAAP are:

Investments: Investments in bonds and mandatorily redeemable preferred stocks are reported at amortized cost or fair value based on their rating by the National Association of Insurance Commissioners (NAIC); for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading, or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of capital and surplus for those designated as available-for-sale.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. Under GAAP, all securities, purchased or retained, that represent beneficial interests in securitized assets, other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the fair value. If high credit quality securities are adjusted, the retrospective method is used.

13

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Derivative instruments that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Derivative transactions used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value and the changes in the fair value are recorded as unrealized gains and losses. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately, an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of capital and surplus rather than to income as required for fair value hedges.

Derivative instruments are also used in replication transactions. In these transactions, the derivative is valued in a manner consistent with the cash investment and replicated asset. For GAAP, the derivative is reported at fair value with changes in fair value reported in income.

Investments in real estate are reported net of related obligations rather than on a gross basis as for GAAP. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than to income as would be required under GAAP.

Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

14

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the bond or mortgage loan. That net deferral is reported as the “interest maintenance reserve” (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses would be reported in the statement of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

The “asset valuation reserve” (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

Separate Accounts with Guarantees: Some of the Company’s separate accounts provide policyholders with a guaranteed return. These separate accounts are included in the general account for GAAP due to the nature of the guaranteed return.

Nonadmitted Assets: Certain assets designated as “nonadmitted” are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet.

15

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Universal Life and Annuity Policies: Revenues for universal life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received and benefits incurred for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium income or benefits expense. Interest on these policies is reflected in other benefits. Under GAAP, for universal life, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values. Under GAAP, for all annuity policies, premiums received and benefits paid would be recorded directly to the reserve liability.

Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

Reinsurance: A liability for reinsurance balances would be provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

16

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Deferred Income Taxes: Deferred income tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred income tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred income tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred income tax assets that can be offset against existing gross deferred income tax liabilities. The remaining deferred income tax assets are nonadmitted. Deferred income taxes do not include amounts for state taxes. Under GAAP, state taxes are included in the computation of deferred income taxes, a deferred income tax asset is recorded for the amount of gross deferred income tax assets expected to be realized in future years, and a valuation allowance is established for deferred income tax assets not realizable.

Surplus Notes: Surplus notes are reported as capital and surplus rather than as liabilities as would be required under GAAP.

Policyholder Dividends: Policyholder dividends are recognized when declared rather than over the term of the related policies.

Statements of Cash Flow: Cash, cash equivalents, and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year of less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

The effects of these variances have not been determined by the Company, but are presumed to be material.

Other significant accounting practices are as follows:

Investments

Investments in bonds (except those to which the Securities Valuation Office of the NAIC (SVO) has ascribed an NAIC designation of a 6), are reported at cost using the interest method.

17

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments, except for those with an NAIC designation of 6, which are valued at the lower of amortized cost or fair value. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities.

Investments in preferred stocks in good standing are reported at cost. Investments in preferred stocks not in good standing are reported at the lower of cost or fair value. Non-redeemable preferred stock are reported at fair value or lower of cost or fair value as determined by the SVO and related net unrealized capital gains/(losses) are reported in unassigned surplus along with any adjustment for federal income taxes.

Common stocks of unaffiliated companies and mutual funds are carried at fair value and the related unrealized capital gains or losses are reported in unassigned surplus along with any adjustment for federal income taxes. Common stocks of affiliated companies are carried at the GAAP basis equity in the underlying net assets.

Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines foreclosure is probable, the impairment is other than temporary; the mortgage loan is written down to realizable value and a realized loss is recognized.

Real estate occupied by the Company is reported at cost less allowances for depreciation. Real estate for the production of income is reported at depreciated cost net of related obligations. Real estate that the Company has the intent to sell is reported at the lower of depreciated cost or fair value, net of related obligations. Depreciation is computed principally by the straight-line method over the estimated useful lives of the properties.

18

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Policy loans are reported at unpaid principal balances.

Other invested assets consist principally of investments in various joint ventures and limited partnerships and are recorded at equity in underlying net assets.

Other “admitted assets” are valued principally at cost.

Realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. Changes in admitted asset carrying amounts of bonds, mortgage loans, common and nonredeemable preferred stocks are credited or charged directly to unassigned surplus.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or on real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. At December 31, 2005 and 2004, the Company excluded investment income due and accrued of $856 and $2,086, respectively, with respect to such practices.

The carrying amounts of all investments are reviewed on an ongoing basis for credit deterioration. If this review indicates a decline in fair value that is other than temporary, the carrying amount of the investment is reduced to its fair value, and a specific writedown is taken. Such reductions in carrying amount are recognized as realized losses on investments.

The Company enters into municipal reverse repurchase agreements for which it requires a minimum of 95% of the fair value of the securities transferred to be maintained as collateral. The Company has recorded liabilities of $66,072 and $23,127 for these agreements as of December 31, 2005 and 2004, respectively. The reverse repurchase agreements are collateralized by government agency securities with book values of $68,279 and $24,600 as of December 31, 2005 and 2004, respectively. These securities have maturity dates that range from 2019 to 2028 and have a weighted average interest rate of 7.64%.

19

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

For dollar reverse repurchase agreements, the Company receives cash collateral in an amount at least equal to the market value of the securities transferred by the Company in the transaction as of the transaction date. Cash received as collateral will be invested as needed or used for general corporate purposes of the Company. At December 31, 2005, securities with a book value of $8,504 and a market value of $8,468 were subject to dollar reverse repurchase agreements. These securities had an average interest rate of 6%. There were no outstanding dollar reverse repurchase agreements as of December 31, 2004.

The Company has an outstanding liability for borrowed money in the amount of $8,492 as of December 31, 2005 due to participation in dollar reverse repurchase agreements.

Derivative Instruments

Interest rate swaps are the primary derivative financial instruments used in the overall asset/liability management process to modify the interest rate characteristics of the underlying asset or liability. These interest rate swaps generally provide for the exchange of the difference between fixed and floating rate amounts based on an underlying notional amount. Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. Swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally amortized cost, in the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

The Company may hold foreign denominated assets or liabilities and cross currency swaps are utilized to convert the asset or liability to a US denominated security. Cross currency swap agreements are contracts to exchange two principal amounts of two currencies at the prevailing exchange rate at inception of the contract. During the life of the swap, the counterparties exchange fixed or floating rate interest payments in the swapped currencies. At maturity, the principal amounts are again swapped at a pre-determined rate of exchange. Each asset or liability is hedged individually and the terms of the swap must meet the terms of the hedged instrument. For cross currency swaps qualifying for hedge accounting, the premium or discount is amortized into income over the life of the contract and the foreign currency translation adjustment is recorded as unrealized gain/loss in unassigned surplus. Swaps not meeting hedge accounting rules

20

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

are carried at fair value with fair value adjustments recorded in unassigned surplus. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment.

The Company issues products providing the customer a return based on the S&P 500 and NASDAQ 1000 indices. The Company uses S&P 500 and NASDAQ 1000 futures and/or options to hedge the liability option risk associated with these products. Futures are marked to market on a daily basis and a cash payment is made or received by the Company. These payments are recognized as realized gains or losses in the financial statements. Options are marked to fair value in the balance sheet and fair value adjustments are recorded as income in the statement of operations.

Capped floating rate commercial mortgage loans and interest rate caps that are designated as hedges and meet hedge accounting rules are carried at amortized cost in the financial statements. A gain or loss upon early termination would be reflected in the IMR similar to the underlying instrument.

The Company may sell products with expected benefit payments extending beyond investment assets currently available in the market. Because assets will have to be purchased in the future to fund future liability cash flows, the Company is exposed to the risk of future investments made at lower yields than what is assumed at the time of pricing. Forward-starting interest rate swaps are utilized to lock-in the current forward rate. The accrual of income for forward-starting interest rate swaps begins at the forward date, rather than at the inception date. These forward-starting swaps meet hedge accounting rules and are carried at cost in the financial statements. Gains and losses realized upon termination of the forward-starting swap are deferred and used to adjust the basis of the asset purchased in the hedged forecasted period. The basis adjustment is then amortized into income as a yield adjustment to the asset over its life.

A replication transaction is a derivative transaction, generally a credit default swap, entered into in conjunction with a cash instrument that is used to reproduce the investment characteristics of an otherwise permissible investment. For replication transactions, generally, a premium is received by the Company on a periodic basis and recognized in investment income. In the event the representative issuer defaults on its debt obligation referenced in the contract, a payment equal to the notional of the contract

21

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

will be made by the Company and recognized as a capital loss. The Company complies with the specific rules established in AVR for replication transactions.

The carrying value of derivative instruments is reflected in either the other invested assets or the other liabilities line within the balance sheet, depending upon the net balance of the derivatives as of the end of the reporting period. As of December 31, 2005 and 2004, derivatives in the amount of $108,923 and $247,510, respectively, were reflected in the other liabilities line within the financial statements.

Aggregate Reserves for Policies and Contracts

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables based on statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law.

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958, and 1980 Commissioners’ Standard Ordinary Mortality and American Experience Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 6.00 percent and are computed principally on the Net Level Premium Valuation and the Commissioners’ Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners’ Reserve Valuation Method.

The Company waives deduction of deferred fractional premiums upon death and refunds portions of premiums beyond the date of death. Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification. The Company returns any portion of the final premium beyond the date of death.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies has also been determined by formula.

22

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Deferred annuity reserves are calculated according to the Commissioners’ Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with life contingencies are equal to the present value of future payments assuming interest rates ranging from 2.50 to 13.25 percent and mortality rates, where appropriate, from a variety of tables.

Annuity reserves also include guaranteed investment contracts (GICs) and funding agreements classified as life-type contracts as defined in Statement of Statutory Accounting Principles (SSAP) No. 50, Classifications and Definitions of Insurance or Managed Care Contracts in Force. These liabilities have annuitization options at guaranteed rates and consist of floating interest rate and fixed interest rate contracts. The contract reserves are carried at the greater of the account balance or the value as determined for an annuity with cash settlement option, on a change in fund basis, according to the Commissioners’ Annuity Reserve Valuation Method.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required mid-terminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

Reinsurance

Coinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of inforce blocks of business are included in unassigned surplus (deficit) and are amortized into income over the estimated life of the policies. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively.

23

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the balance sheet date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Liability for Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include GICs, funding agreements, and other annuity contracts. Deposits and withdrawals received on these contracts are recorded as a direct increase or decrease to the liability balance, and are not reflected as premiums, benefits, or changes in reserve in the statement of operations.

The Company issues funding agreements with well-defined class-based annuity purchase rates defining either specific or maximum purchase rate guarantees. However, these funding agreements are not issued to or for the benefit of an identifiable individual or group of individuals. Prior to 2004, these contracts were classified as life contracts in accordance with SSAP No. 50. During 2004, modifications were made to SSAP No. 50 such that these products should be classified as deposit-type contracts. As a result, the Company has changed its reserve classifications of these contracts as of January 1, 2004, with the change having no impact to the statement of operations during 2004.

Separate Accounts

Separate accounts held by the Company, primarily for individual policyholders as well as for group pension plans, do not have any minimum guarantees, and the investment risks associated with market value changes are borne by the policyholder. The assets in the accounts, carried at estimated fair value, consist of underlying mutual fund shares, common stocks, long-term bonds and short-term investments.

Certain other separate accounts held by the Company provide a minimum guaranteed return of 3% of the average investment balance to policyholders. The assets consist of long-term bonds and short-term investments which are carried at amortized cost.

24

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Assets held in trust for purchases of variable universal life and variable annuity contracts and the Company’s corresponding obligation to the contract owners are shown separately in the balance sheets. The assets in the separate accounts are valued at market. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the policyholders and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. The investment risks associated with market value changes of the separate accounts are borne entirely by the policyholders except in cases where minimum guarantees exist. The Company received variable contract premiums of $3,593,932, $3,133,505, and $3,600,917 in 2005, 2004, and 2003, respectively. In addition, the Company received $274,179, $248,269, and $201,048, in 2005, 2004 and 2003, respectively, related to fees associated with investment management, administration and contractual guarantees for separate accounts.

Premiums and Annuity Considerations

Revenues for policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and revenues are recognized over the premium paying periods of the related policies. Consideration received and benefits paid for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium revenue.

Stock Option and Stock Appreciation Rights Plans

The Company’s employees participate in various stock appreciation rights (SAR) plans issued by the Company’s indirect parent. In accordance with SSAP No. 13, Stock Options and Stock Purchase Plans, the expense related to these plans for the Company’s employees has been charged to the Company, with an offsetting amount credited to paid-in surplus. The Company recorded an expense of $359 and $613 for the years ended December 31, 2005 and 2004, respectively. In addition, the Company recorded an adjustment to unassigned surplus for the income tax effect related to these plans over and above the amount reflected in the statement of operations in the amount of $264 and $0, for years ended December 31, 2005 and 2004, respectively.

Reclassifications

Certain reclassifications have been made to the 2004 and 2003 financial statements to conform to the 2005 presentation.

25

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

2. Accounting Changes

Effective January 1, 2003, the Company adopted SSAP No. 86, Accounting for Derivative Instruments and Hedging Activities. In accordance with SSAP No. 86, derivative instruments that qualify for special hedge accounting are valued and reported in a manner consistent with the hedged asset or liability. To qualify for special hedge accounting, the Company must maintain specific documentation regarding the risk management objectives of the hedge and demonstrate on an ongoing basis that the hedging relationship remains highly effective. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value and the changes in the fair value are recorded as unrealized gains and losses. This change of accounting principle had no impact on capital and surplus as of January 1, 2003.

During 2003, the state of Missouri (the state of domicile for TAC prior to the merger into the Company) adopted Actuarial Guideline 38 through its adoption of the June 30, 2003 Accounting Practices and Procedures Manual. As such, the Company has adopted this guideline. Reserves as of January 1, 2003 under Actuarial Guideline 38, were increased by $31,957 and this amount has been recorded directly to unassigned surplus as the cumulative effect of a change in accounting principle.

Effective January 1, 2005, the Company adopted SSAP No. 88, Investments in Subsidiary, Controlled, and Affiliated Entities (SCA entities). According to SSAP No. 88, noninsurance subsidiaries are carried at audited GAAP equity. Prior to 2005, the Company’s investments in noninsurance subsidiaries were reported in accordance with SSAP No. 46 and carried at statutory equity. The cumulative effect is the difference between the amount of capital and surplus that would have been reported on January 1, 2005 if the new accounting principle had been applied retroactively for prior periods. As a result of the change, the Company reported a cumulative effect of a change of accounting principle that reduced unassigned surplus by $6,668 at January 1, 2005.

Effective January 1, 2005, the Company adopted SSAP No. 91, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities. SSAP No. 91 addresses, among other things, the criteria that must be met in order to account for certain asset transfers as sales rather than collateralized borrowings. Transfers impacted by SSAP No. 91 that the Company engages in include securities lending, repurchase and reverse repurchase agreements and dollar reverse repurchase agreements. In accordance with SSAP No. 91, if specific criteria are met, reverse repurchase agreements and dollar reverse repurchase agreements are accounted for as collateralized borrowings, and repurchase agreements are accounted for as collateralized lending. The cumulative effect

26

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

2. Accounting Changes (continued)

of the adoption of this SSAP is the difference between the amount of capital and surplus that would have been reported on January 1, 2005 if the new accounting principle had been applied retroactively for prior periods. This change of accounting principle had no impact on unassigned surplus as of January 1, 2005.

3. Capital Structure

The Company has 42,500 non-voting Series A shares and 87,755 non-voting Series B shares of preferred stock outstanding that are owned by AEGON. The par value of each class of preferred stock is $10 per share and the liquidation value of Series A is $1,365 per share and Series B is $10,000 per share. The per share liquidation values shall be adjusted proportionally to reflect any resulting increase or decrease in the number of outstanding shares of preferred stock. Holders of the Series A preferred shares shall be entitled to receive dividends equal to the amount of income generated from a segregated pool of assets, including cash, cash equivalents, mortgages and debt securities and these dividends are cumulative in nature. Holders of the Series B preferred shares shall be entitled to receive dividends equal to the rate of six percent of the issue price of the Series B preferred Stock. Holders of both series of preferred stock have no right to cause mandatory or optional redemption of the shares. As of December 31, 2005 and 2004, cumulative unpaid dividends relating to the preferred shares were $19,713 and $566, respectively.

The Company did not pay a common stock dividend to its parent company during 2005. During 2004, Transamerica Life Insurance and Annuity Company, which merged into the Company on October 1, 2005, paid $400,000 to its parent company, Transamerica Occidental Life Insurance Company. On September 29, 2005, the Company distributed $338,551 to its parent company of record on that date, AEGON USA, Inc, a return of additional paid-in capital. In addition, the Company distributed $9,500 as a return of additional paid-in capital to its preferred shareholder, AEGON USA, Inc., on September 29, 2005. On December 23, 2003, the Company paid $300,000 to its sole shareholder, Transamerica Holding Company, LLC, which was split between the common and preferred shares in the amount of $296,754 and $3,246, respectively.

27

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

3. Capital Structure (continued)

During 2002, the Company received $575,000 from Transamerica Holding Company, LLC, an affiliate, in exchange for surplus notes. These notes are due 20 years from the date of issuance and are subordinate and junior in right of payment to all obligations and liabilities of the Company. In the event of liquidation of the Company, the holders of the issued and outstanding preferred stock shall be entitled to priority only with respect to accumulated but unpaid dividends before the holder of the surplus notes and full payment of the surplus notes shall be made before the holders of common stock become entitled to any distribution of the remaining assets of the Company. Additional information related to the surplus notes at December 31, 2005 and 2004, are as follows:

December 31, 2005	Interest Rate	Original Amount of Notes	Balance Out-standing at End of Year	Interest Paid Current Year	Total Interest Paid	Accrued Interest
Date Issued
September 30, 2002	6.0%	$275,000	$275,000	$16,500	$49,500	$4,125
December 30, 2002	6.0	300,000	300,000	18,000	49,550	4,500

Total		$575,000	$575,000	$34,500	$99,050	$8,625

December 31, 2004	Interest Rate	Original Amount of Notes	Balance Out-standing at End of Year	Interest Paid Current Year	Total Interest Paid	Accrued Interest
Date Issued
September 30, 2002	6.0%	$275,000	$275,000	$16,500	$33,000	$4,125
December 30, 2002	6.0	300,000	300,000	18,000	31,550	4,500

Total		$575,000	$575,000	$34,500	$64,550	$8,625

4. Fair Values of Financial Instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash and short-term investments: The carrying amounts reported in the statutory-basis balance sheet for these instruments approximate their fair values.

28

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Fair Values of Financial Instruments (continued)

Investment securities: Fair values for fixed maturity securities (including unaffiliated preferred stocks) are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for unaffiliated common stock are based on quoted market prices.

Mortgage loans on real estate and policy loans: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans. The fair value of policy loans is assumed to equal their carrying amount.

Interest rate caps and swaps: Estimated fair value of interest rate caps are based upon the latest quoted market price. Estimated fair value of swaps, including interest rate and currency swaps, are based upon the pricing differential for similar swap agreements.

Credit default swaps: Estimated fair value of credit default swaps are based upon the pricing differential for similar swap agreements.

Receivable from parents, subsidiaries, and affiliates: The fair values for short-term notes receivable from affiliates are assumed to equal their carrying amount.

Separate account assets: The fair value of separate account assets are based on quoted market prices.

Investment contracts: Fair values for the Company’s liabilities under investment-type insurance contracts, which include guaranteed interest contracts and funding agreements, are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

Separate account annuity liabilities: The fair value of separate account annuity liabilities approximate the market value of the separate account assets less a provision for the present value of future profits related to the underlying contracts.

Fair values for the Company’s insurance contracts other than investment contracts (including separate account universal life liabilities) are not required to be disclosed.

29

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Fair Values of Financial Instruments (continued)

However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The following sets forth a comparison of the fair values and carrying amounts of the Company’s financial instruments:

	December 31
	2005		2004
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Admitted assets
Cash and short-term investments	$326,027	$326,027	$1,297,372	$1,297,372
Bonds	35,851,715	36,567,997	38,482,147	40,054,963
Unaffiliated preferred stocks	338,423	388,220	478,380	524,506
Unaffiliated common stocks	267,414	267,414	240,451	240,451
Mortgage loans on real estate	5,770,723	5,957,887	5,747,773	6,094,522
Policy loans	123,221	123,221	116,252	116,252
Interest rate caps	25,728	25,728	5,686	5,692
Swaps	(134,522)	206,623	(253,196)	268,678
Receivable from parents, subsidiaries, and affiliates	54,261	54,261	92,399	92,399
Separate account assets	23,662,198	23,662,198	20,962,873	20,962,873

Liabilities
Investment contract liabilities	31,328,893	31,505,905	34,263,359	34,671,681
Separate account annuity liabilities	20,215,086	20,215,643	18,197,204	18,206,201

30

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments

The carrying amounts and estimated fair values of investments in bonds and preferred stocks were as follows:

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses Less Than 12 Months	Gross Unrealized Losses 12 Months or More	Estimated Fair Value
December 31, 2005
Bonds:
United States Government and agencies	$467,041	$2,503	$1,377	$4,954	$463,213
State, municipal, and other government	729,272	76,529	10,322	8,152	787,326
Public utilities	2,393,792	137,486	13,895	5,964	2,511,419
Industrial and miscellaneous	22,146,828	858,567	181,175	79,549	22,744,672
Mortgage and other asset-backed securities	10,114,782	80,569	63,523	70,461	10,061,367

	35,851,715	1,155,654	270,292	169,080	36,567,997
Unaffiliated preferred stocks	338,423	52,580	1,780	1,003	388,220

	$36,190,138	$1,208,234	$272,072	$170,083	$36,956,217

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses Less Than 12 Months	Gross Unrealized Losses 12 Months or More	Estimated Fair Value
December 31, 2004
Bonds:
United States Government and agencies	$868,930	$5,933	$4,793	$1,600	$868,470
State, municipal, and other government	855,561	96,160	7,382	4,067	940,272
Public utilities	2,646,822	185,222	3,473	4,676	2,823,895
Industrial and miscellaneous	23,134,716	1,263,496	75,089	58,729	24,363,390
Mortgage and other asset-backed securities	10,976,117	173,412	30,938	59,655	11,058,936

	38,482,146	1,823,219	121,675	128,727	40,054,963
Affiliated preferred stocks	1,102	—	—	—	1,102
Other preferred stocks	478,380	46,783	657	—	524,506

	$38,961,629	$1,870,002	$122,332	$128,727	$40,580,571

The Company held bonds and preferred stock at December 31, 2005 and 2004 with a carrying value of $61,497 and $74,289, respectively, and amortized cost of $83,913 and $87,082, respectively, that have an NAIC rating of 6 and which are not considered to be other than temporarily impaired. These securities are carried at the lower of amortized cost or fair value, and any write-down to fair value has been recorded directly to unassigned surplus.

31

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

At December 31, 2005, for securities that have been in a continuous loss position for greater than or equal to twelve months, the Company held 623 securities with a carrying value of $4,015,779 and an unrealized loss of $170,083 with an average price of 95.8 (NAIC market value/amortized cost). Of this portfolio, 93% was investment grade with associated unrealized losses of $134,004.

At December 31, 2005, for securities in an unrealized loss position less than twelve months, the Company held 1,663 securities with a carrying value of $12,911,044 and an unrealized loss of $272,072 with an average price of 97.8 (NAIC market value/amortized cost). Of this portfolio, 93.7% was investment grade with associated unrealized losses of $232,159.

The Company closely monitors below investment grade holdings and those investment grade issuers and industry sectors where the Company has concerns. The Company also regularly monitors industry sectors. Securities in unrealized loss positions that are considered other than temporary are written down to fair value. The Company considers relevant facts and circumstances in evaluating whether the impairment is other than temporary including: (1) the probability of the Company collecting all amounts due according to the contractual terms of the security in effect at the date of acquisition; and (2) the Company’s decision to sell a security prior to its maturity at an amount below its carrying amount. Additionally, financial condition, near term prospects of the issuer, nationally recognized credit rating changes and cash flow trends and underlying levels of collateral, for asset-backed securities only, are monitored. The Company will record a charge to the statement of operations to the extent that these securities are subsequently determined to be other than temporarily impaired.

32

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

The estimated fair value of bonds and preferred stocks with gross unrealized losses at December 31, 2005 and 2004 is as follows:

	Losses Less Than 12 Months	Losses 12 Months or More	Total
December 31, 2005
Bonds:
United States Government and agencies	$141,244	$170,403	$311,647
State, municipal and other government	60,165	97,138	157,303
Public utilities	143,598	704,324	847,922
Industrial and miscellaneous	1,978,492	7,468,676	9,447,168
Mortgage and other asset-backed securities	1,501,842	4,137,743	5,639,585

	3,852,341	12,578,284	16,403,625
Other preferred stocks	20,355	60,688	81,043

	$3,845,696	$12,638,972	$16,484,668

	Losses Less Than 12 Months	Losses 12 Months or More	Total
December 31, 2004
Bonds:
United States Government and agencies	$351,590	$102,154	$453,744
State, municipal and other government	37,238	56,603	93,841
Public utilities	268,419	145,819	414,238
Industrial and miscellaneous	3,832,278	1,203,626	5,035,904
Mortgage and other asset-backed securities	3,614,254	782,497	4,396,751

	8,103,779	2,290,699	10,394,478
Other preferred stocks	31,563	—	31,563

	$8,135,342	$2,290,699	$10,426,041

The carrying amounts and estimated fair values of bonds at December 31, 2005, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

33

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

	Carrying Amount	Estimated Fair Value
Due in one year or less	$1,024,634	$1,027,408
Due after one year through five years	9,871,760	9,969,591
Due after five years through ten years	8,626,847	8,780,298
Due after ten years	6,213,692	6,729,333

	25,736,933	26,506,630
Mortgage and other asset-backed securities	10,114,782	10,061,367

	$35,851,715	$36,567,997

A detail of net investment income is presented below:

	Year Ended December 31
	2005	2004	2003
Interest on bonds and preferred stocks	$2,077,785	$2,045,143	$2,062,944
Dividends on equity investments	3,688	32,448	35,360
Interest on mortgage loans	383,849	349,988	311,376
Rental income on real estate	4,871	6,625	7,828
Interest on policy loans	9,277	6,903	6,293
Derivatives	(29,658)	(21,395)	(22,920)
Other	77,484	67,759	(3,281)

Gross investment income	2,527,296	2,487,471	2,397,600
Less investment expenses	(137,242)	(106,722)	(103,677)

Net investment income	$2,390,054	$2,380,749	$2,293,923

34

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

Proceeds from sales and maturities of bonds and preferred stocks and related gross realized gains and losses were as follows:

	Year Ended December 31
	2005	2004	2003
Proceeds	$23,512,439	$27,382,644	$37,245,119

Gross realized gains	$291,791	$377,571	$613,253
Gross realized losses	(203,370)	(170,327)	(394,929)

Net realized gains	$88,421	$207,244	$218,324

Gross realized losses for the years ended December 31, 2005, 2004 and 2003 include $42,184, $41,722 and $172,815, respectively, which relates to losses recognized on other than temporary declines in market value of debt securities.

At December 31, 2005, investments with an aggregate carrying value of $58,331 were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities as required by statute.

Net realized capital gains/losses on investments and change in net unrealized capital gains/losses on investments are summarized below:

	Realized Year Ended December 31
	2005	2004	2003
Bonds and preferred stocks	$88,421	$207,244	$218,324
Equity securities	(4,465)	9,300	4,260
Mortgage loans on real estate	(3,054)	(12,719)	(83)
Real estate	2,538	6,320	1,248
Short-term investments	(7)	2,113	—
Derivatives	(27,493)	(37,464)	(74,660)
Other invested assets	69,851	40,595	(16,511)

	125,791	215,389	132,578
Tax effect	(53,227)	(50,818)	(70,496)
Transfer to interest maintenance reserve	(63,341)	(98,780)	(200,033)

Net realized capital gains (losses) on investments	$9,223	$65,791	$(137,951)

35

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

	Change in Unrealized Year Ended December 31
	2005	2004	2003
Bonds	$(112,374)	$54,762	$148,028
Preferred stocks	1,816	8,029	(294)
Common stocks	5,085	14,629	12,952
Affiliated entities	2,619	57,132	(77,012)
Mortgage loans on real estate	—	—	(28,842)
Other invested assets	58,498	(33,808)	(3,337)
Derivative instruments	88,809	(40,228)	(56,483)

Change in net unrealized capital gains/losses	$44,453	$60,516	$(4,988)

Gross unrealized gains and gross unrealized losses on unaffiliated common stocks are as follows:

	December 31
	2005	2004
Unrealized gains	$35,911	$30,587
Unrealized losses	(3,424)	(3,186)

Net unrealized gains	$32,487	$27,401

During 2005, the Company issued mortgage loans with interest rates ranging from 4.25% to 7.41% for commercial loans and 6.35% to 7.60% for agricultural loans. The maximum percentage of any one mortgage loan to the value of the underlying real estate at origination was 89%. Mortgage loans with a carrying amount of $132 were non-income producing for the previous 180 days. Accrued interest of $119 related to these mortgage loans was excluded from investment income at December 31, 2005. The Company has a mortgage or deed of trust on the property thereby creating a lien which gives it the right to take possession of the property (among other things) if the borrower fails to perform according to the terms of the loan documents. The Company requires all mortgaged properties to carry fire insurance equal to the value of the underlying property.

36

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

At December 31, 2005 and 2004, the carry amounts of impaired loans with a related allowance for credit losses were $105 and $17,978, respectively, with associated allowances of $104 and $8,184, respectively. There were no impaired mortgage loans held without an allowance for credit losses as of December 31, 2005 or 2004. The average recorded investment in impaired loans during 2005 and 2004 was $4,766 and $65,840, respectively.

The Company accrues interest income on impaired loans to the extent deemed collectible (delinquent less than 91 days) and the loan continues to perform under its original or restructured contractual terms. Interest income on nonperforming loans generally is recognized on a cash basis. The Company recognized interest income on impaired loans of $110 and $3,077 for the years ended December 31, 2005 and 2004, respectively. Interest income in the amount of $126 and $5,672 was recognized on a cash basis for years ended December 31, 2005 and 2004, respectively.

The following table provides a reconciliation of the beginning and ending balances for the allowance for credit losses on mortgage loans:

	Year Ended December 31
	2005	2004	2003
Balance at beginning of period	$8,184	$8,363	$1,863
Additions, net charged to operations	838	13,234	6,500
Reduction due to write-downs charged against the allowance	7,612	6,300	—
Recoveries in amounts previously charged off	1,306	7,113	—

Balance at end of period	$104	$8,184	$8,363

At December 31, 2005 and 2004, the Company had recorded investments in restructured securities of $15,354 and $24,208, respectively. There were no capital losses taken as a result of such restructurings. The Company often has impaired a security prior to the restructure date. These impairments are not included in the calculation of restructure related losses and are accounted for as a realized loss, reducing the cost basis of the security involved.

37

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

At December 31, 2005 and 2004, the Company had loans of $0 and $64, respectively, for which impairments have been recognized in accordance with SSAP No. 36, Troubled Debt Restructuring. There were no realized losses during the years ended December 31, 2005 and 2004 related to such restructurings. There are no commitments to lend additional funds to debtors owing receivables.

At December 31, 2005 and 2004, the Company held a mortgage loan loss reserve in the AVR of $143,121 and $113,662, respectively. The mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

Geographic Distribution			Property-Type Distribution
	December 31			December 31
	2005	2004		2005	2004
South Atlantic	23%	22%	Office	36%	37%
Pacific	21	20	Industrial	20	21
Mountain	17	17	Apartment	19	20
E. North Central	13	16	Retail	18	16
Middle Atlantic	12	11	Other	4	3
W. North Central	7	6	Agriculture	2	2
W. South Central	3	3	Medical	1	1
E. South Central	2	3
New England	2	2

The Company uses interest rate swaps to reduce market risk in interest rates and to alter interest rate exposures arising from mismatches between assets and liabilities. An interest rate swap is an arrangement whereby two parties (counterparties) enter into an agreement to exchange periodic interest payments. The dollar amount the counterparties pay each other is an agreed-upon period interest rate multiplied by an underlying notional amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. The Company also uses cross currency swaps to reduce market risk in foreign currencies and to alter exchange exposure arising from mismatches between assets and liabilities. A notional currency exchange occurs at the beginning and end of the contract. During the life of the swap, the counterparties exchange fixed or floating interest payments in its swapped currency. All swap transactions are entered into pursuant to master agreements providing for a single net payment to be made by one counterparty at each due date.

38

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

Derivative instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable. The Company uses derivatives as hedges, consequently, when the value of the derivative changes, the value of a corresponding hedged asset or liability will move in the opposite direction. Market risk is a consideration when changes in the value of the derivative and the hedged item do not completely offset (correlation or basis risk) which is mitigated by active measuring and monitoring.

The maximum term over which the Company is hedging its exposure to the variability of future cash flows is approximately 17 1/2 years for forecasted hedge transactions. For forecasted hedge transactions, the deferred gain (loss) is recognized in income as the purchased asset affects income. If the forecasted transaction no longer qualifies for hedge accounting or if the forecasted transaction is no longer probable, the forward-starting swap will cease to be valued at amortized cost and will be market to market through surplus. For the year ended December 31, 2005, none of the Company’s cash flow hedges has been discontinued, as it was probable that the original forecasted transactions would occur by the end of the originally specified time period documented at inception of the hedging relationship.

For the years ended December 31, 2005 and 2004, the Company has recorded $14,928 and $69, respectively, for the component of derivative instruments utilized for hedging purposes that did not qualify for hedge accounting. This has been recorded directly to unassigned surplus as an unrealized loss. The Company did not recognize any unrealized gains or losses during 2005 or 2004 that represented the component of derivative instruments gain or loss that was excluded from the assessment of hedge effectiveness.

An interest rate floor provides for the receipt of payments in the event interest rates fall below the strike rates in the contract. The floor is designed to generate cash flows to offset the lower cash flows received on assets during low interest rate environments. The Company may also invest in capped floating rate commercial mortgage loans and use interest rate caps to convert the commercial mortgage loan into a pure floating rate asset in order to meet its overall asset/liability strategy. Interest rate caps provide for the receipt of payments when interest rates rise above the strike rates in the contract. A single premium is paid by the Company at the beginning of the interest rate cap/floor contracts.

39

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

The Company replicates investment grade corporate bonds by combining a AAA rated security as a cash component with a credit default swap which, in effect, converts the high quality asset to a lower rated investment grade asset. Using the swap market to replicate credit enables the Company to enhance the relative values while having the ability to execute larger transactions in a shortened time frame. At December 31, 2005 and 2004, the Company had replicated assets with a fair value of $257,592 and $220,517, respectively, and credit default swaps with a fair value of $655 and $469, respectively. During the years ended December 31, 2005, 2004, and 2003, the Company did not recognize any capital losses related to replication transactions.

The Company is exposed to credit related losses in the event of nonperformance by counterparties to financial instruments, but it does not expect any counterparty to fail to meet their obligations given their high credit rating of ‘A’ or better. The credit exposure of interest rate swaps and currency swaps is represented by the fair value of contracts, aggregated at a counterparty level, with a positive fair value at the reporting date. The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets on the Company’s behalf. The posted amount is equal to the difference between the net positive fair value of the contracts and an agreed upon threshold that is based on the credit rating of the counterparty. Inversely, if the net fair value of all contracts with this counterparty is negative, then the Company is required to post assets instead. As of December 31, 2005, the fair value of all contracts, aggregated at a counterparty level, with a positive and negative fair value amounted to $380,956 and $148,605, respectively.

At December 31, 2005 and 2004, the Company’s outstanding financial instruments with on and off-balance sheet risks, shown in notional amounts, are summarized as follows:

	Notional Amount
	2005	2004
Derivative securities:
Interest rate and currency swaps:
Receive fixed – pay floating	$6,049,495	$6,687,078
Receive floating – pay fixed	5,177,710	5,763,272
Receive floating (uncapped) – pay floating (capped)	2,252,501	2,891,170
Interest rate cap agreement	4,503,253	30,854
Interest rate floor agreements	—	160,500

40

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

6. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The Company reinsures portions of risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

Premiums earned reflect the following reinsurance assumed and ceded amounts:

	Year Ended December 31
	2005	2004	2003
Direct premiums	$6,263,720	$6,613,440	$9,743,189
Reinsurance assumed – non affiliates	118,163	4,135	28,199
Reinsurance assumed – affiliates	4,151	606,996	155,918
Reinsurance ceded – non affiliates	(143,292)	(154,630)	(225,402)
Reinsurance ceded – affiliates	(1,137,525)	(728,691)	(58,488)

Net premiums earned	$5,105,217	$6,341,250	$9,643,416

The Company received reinsurance recoveries in the amount of $207,157, $246,616, and $308,400 during 2005, 2004, and 2003, respectively. At December 31, 2005 and 2004, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $13,626 and $15,175, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2005 and 2004 of $2,954,515 and $1,981,259, respectively.

At December 31, 2005 and 2004, amounts recoverable from unaffiliated unauthorized reinsurers of $1,497 and $2,089, respectively, and reserve credits for reinsurance ceded of $28,971 and $31,484, respectively were associated with a single reinsurer and its affiliates. The Company holds collateral under these reinsurance agreements in the form of trust agreements totaling $32,063 and $37,230 at December 31, 2005 and 2004, respectively, that can be drawn on for amounts that remain unpaid for more than 120 days.

41

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

6. Reinsurance (continued)

During 2001, the Company entered into a reinsurance transaction with an unaffiliated company to cede certain annuity benefits on an inforce group of contracts. The gain from this transaction of $13,674 was credited directly to unassigned surplus. During 2005, 2004, and 2003, $1,437 $1,480 and $1,525, respectively, of the initial gain were amortized into earnings, with a corresponding charge to unassigned surplus.

During 2001, the Company entered into a reinsurance transaction with Transamerica International Re (Bermuda) Ltd. (TIRE), an affiliate of the Company. Under the terms of this transaction, the Company ceded certain traditional life insurance contracts. The net of tax impact from the cession of inforce business was $33,042, which was credited directly to unassigned surplus. During 2005, 2004 and 2003, the Company has amortized $3,304, $3,304 and $3,304, respectively, into earnings with a corresponding charge to unassigned surplus. The Company has a liability for funds held under reinsurance of $625,459 and $31,080 at December 31, 2005 and December 31, 2004, respectively.

During 2003, the Company recaptured a block of business ceded to a non-affiliated company. The recapture resulted in no consideration received by or paid to the Company. This recapture resulted in a pre-tax loss of $3,323, which was recorded in the statement of operations. The loss was offset by the release of liability for unauthorized reinsurance and non-admitted assets related to the reinsurance treaty of $3,208, which were credited directly to unassigned surplus.

During 2003, the Company entered into a reinsurance transaction with Transamerica International Re (Bermuda) Ltd, an affiliate. Under the terms of this transaction, the Company ceded the obligations and benefits related to certain life insurance contracts. The difference between the consideration paid of $2,608 and the reserve credit taken of $6,188 was credited directly to unassigned surplus on a net of tax basis. Subsequent to the initial gain, the Company has amortized $256, $266 and $275 into earnings during 2005, 2004 and 2003, respectively, with a corresponding charge to unassigned surplus. The Company holds collateral in the form of letters of credit of $3,000.

During 2003, the Company entered into an indemnity reinsurance agreement in which the Company agreed to cede the obligations and benefits related to certain fixed annuity contracts on a coinsurance and modified coinsurance basis. The Company received a ceding commission of $13,386 at the inception of the contract. In addition, the Company released the IMR liability of $12,906 related to the assets backing the ceded contracts because the future investment experience to be transferred to the assuming company will

42

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

6. Reinsurance (continued)

be without adjustment of the IMR that existed at the date of the initial transaction. The resulting gain from the ceding commission and the IMR release has been recorded directly to the unassigned surplus on a net of tax basis. The initial mod-co transaction of $1,587,431 is included separately in the revenue and expense sections of the Company’s statement of operations for 2003. During 2005, 2004 and 2003, the Company has amortized $985, $6,979 and $9,473, respectively, of the initial gain into earnings with a corresponding charge to unassigned surplus.

The Company has historically been a party to various reinsurance transactions with MEGA Life and Health Insurance Co. and its affiliates (“MEGA”) related to certain accident and health business. During 2003, the Company entered into several reinsurance transactions and novations of certain underlying policies such that all risks associated with these treaties and policies have been ceded to MEGA. No gain or loss was recognized related to these transactions.

During 2004, the Company entered into another reinsurance transaction to cede the new production of certain fixed annuity contracts to Transamerica International Re (Ireland) Ltd, an affiliate of the Company, on a funds withheld basis. The Company ceded premiums of $861,776 and $677,733 during 2005 and 2004, respectively, and has taken a reserve credit of $1,419,368 and $650,613 at December 31, 2005 and 2004, respectively. The Company has a liability for funds held under reinsurance of $1,364,943 and $620,934 at December 31, 2005 and December 31, 2004, respectively. The consummation of this treaty caused no initial gain or loss.

On July 1, 2004, the Company recaptured the business it had ceded to TOLIC. The Company received $286,705 as consideration for this recapture, which has been included in the Company’s statement of operations. The change in reserves of $293,942 related to the recapture has been reported in the statement of operations. This transaction reduced funds held under coinsurance and other reinsurance treaties by $286,754 during 2004.

On October 1, 2004, the Company recaptured the business it had ceded under a reinsurance treaty with First AUSA Life Insurance Company, an affiliate. The Company received $643,279 as consideration for this recapture, which has been included in the Company’s statement of operations. The change in reserves of $643,279 related to the recapture has been reported in the statement of operations as an increase in reserves.

43

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Income Taxes

The main components of net deferred income taxes are as follows:

	December 31
	2005	2004
Deferred income tax assets:
Guaranty funds	$6,156	$5,770
Non-admitted assets	2,813	2,331
807(f) assets	8,195	4,868
Deferred acquisition costs	212,840	210,148
Reserves	100,065	94,755
Unrealized capital losses	65,081	60,665
Derivatives	60,941	—
Deferred intercompany losses	1,918	25,031
Other	6,798	7,257

Total deferred income tax assets	$464,807	$410,825

Deferred income tax assets – nonadmitted	$169,345	$154,668

Deferred income tax liabilities:
Unrealized capital gains	$140,564	$123,493
807(f) liability	4,182	2,508
Accrued dividends	4,447	—
Deferred intercompany gains	11,524	37,177
Partnerships	17,745	(16,678)
Other	608	8,308

Total deferred income tax liabilities	$179,070	$154,808

44

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Income Taxes (continued)

The change in net deferred income tax assets and deferred income tax assets – nonadmitted are as follows:

	Year Ended December 31
	2005	2004	2003
Change in net deferred income tax asset	$29,720	$(43,530)	$(98,414)

Change in deferred income tax assets - nonadmitted	$14,677	$(21,192)	$(55,677)

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to gain from operations before federal income tax expense and net realized capital gains (losses) on investments for the following reasons:

	Year Ended December 31
	2005	2004	2003
Income tax computed at federal statutory rate (35%)	$102,803	$97,892	$105,259
Deferred acquisition costs – tax basis	3,237	14,810	15,082
Depreciation	—	53	(112)
Dividends received deduction	(22,887)	(8,511)	(4,005)
IMR amortization	(13,821)	(11,515)	(6,768)
Investment income items	(9,159)	(4,233)	(7,787)
Low income housing credits	(5,138)	(5,215)	(6,035)
Limited partnerships book/tax difference	(2,477)	13,641	3,129
Prior year over accrual	(22,832)	2,409	(31,195)
Tax contingencies	930	4,845	7,441
Prior year receivable	(18,578)	(18,578)	(18,578)
Reinsurance transactions	(2,094)	(5,049)	1,830
Tax credits	(716)	(218)	(892)
Tax reserve adjustment	(3,549)	242	(664)
Other	(1,417)	(2,256)	415

Federal income tax expense	$4,302	$78,317	$57,120

45

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Income Taxes (continued)

Effective October 1, 2005, the Company joined in a consolidated income tax return filing with TOLIC. Prior to that date, the Company filed a consolidated tax return with its indirect parent company, AEGON US Holding Corporation. Under the terms of a tax sharing agreement between the Company and its affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carryforwards are determined on the basis of the consolidated group. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies’ alternative minimum taxable income. In addition, any operating loss or capital loss carryforwards are calculated for the life and nonlife subgroups on a consolidated basis.

The Company’s federal income tax returns have been examined by the Internal Revenue Service and the statute is closed through 2000. The examination fieldwork for 2001 through 2003 has been completed and a protest of findings has been filed with the Appeals Office of the Internal Revenue Service. An examination of 2004 is scheduled to begin in 2006.

Effective October 1, 2005, the Company was the surviving company in a merger with Transamerica Life Insurance and Annuity Company (TALIAC). An examination of TALIAC’s federal income tax returns by the Internal Revenue Service is underway for the calendar years 2002, 2003 and 2004.

Income taxes incurred during 2005, 2004 and 2003 for the consolidated group in which the Company is included that will be available for recoupment in the event of future net losses is $159,090, $124,669 and $128,053, respectively.

Prior to 1984, as provided for under the Life insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation but was accumulated for income tax purposes in a memorandum account referred to as the “policyholders’ surplus account” (PSA). Effective October 1, 2005, the Company was a surviving company in a merger with TALIAC. No federal income taxes have been provided for in the financial statements on income deferred in the PSA of the surviving company ($20,260 at December 31, 2005). Due to United States tax legislation enacted in October 2004, distributions to shareholders during 2005 and 2006 are deemed to come first out of the policyholder surplus account balance on a tax free basis. Prior to the merger with TALIAC, the Company made a distribution from the policyholder surplus account which reduced its balance to $0 ($20,387 at December 31, 2004). The balance of the

46

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Income Taxes (continued)

Company’s PSA as of December 31, 2005 is $20,260, which is a carryover from TALIAC’s pre-merger PSA balance. If a balance remains after 2006, to the extent that dividends are paid from the amount accumulated in the PSA, net earnings would be reduced by the amount of tax required to be paid. Should the entire amount in the PSA account become taxable (after 2006), the tax thereon computed at the current rates would amount to approximately $7,091.

8. Policy and Contract Attributes

A portion of the Company’s policy reserves and other policyholders’ funds (including separate account liabilities) relate to liabilities established on a variety of the Company’s annuity and deposit-type products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, is summarized as follows:

	December 31
	2005		2004
	Amount	Percent of Total	Amount	Percent of Total
Subject to discretionary withdrawal with market value adjustment	$4,137,425	7%	$5,145,819	9%
Subject to discretionary withdrawal at book value less surrender charge	5,194,249	9	8,960,598	16
Subject to discretionary withdrawal at market value	19,641,958	34	17,492,878	30
Subject to discretionary withdrawal at book value (minimal or no charges or adjustments)	16,625,467	29	13,920,011	24
Not subject to discretionary withdrawal provision	12,093,715	21	12,421,475	21

Total gross	57,692,814	100%	57,940,781	100%

Less reinsurance ceded	2,590,225		1,867,055

Total net policy reserves on annuities and deposit-type liabilities	$55,102,589		$56,073,726

47

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

8. Policy and Contract Attributes (continued)

Included in the liability for deposit-type contracts at December 31, 2005 and 2004 are $3,450,000 and $4,237,000, respectively, of funding agreements issued to special purpose entities in conjunction with non-recourse medium-term note programs. Under these programs, the proceeds from each note series issuance is used to purchase a funding agreement from an affiliated Company which secures that particular series of notes. The funding agreement is reinsured to the Company. In general, the payment terms of the note series match the payment terms of the funding agreement that secures that series. Claims for principal and interest for these funding agreements are afforded equal priority as other policyholders. At December 31, 2005, the contractual maturities were: 2006 - $1,242,000; 2007 - $1,373,000; 2008 - $0; 2009 - $368,000; 2010 - $55,000, and thereafter - $412,000.

The Company’s liability for deposit-type contracts includes GIC’s and funding agreements assumed from Monumental Life Insurance Company, an affiliate. The liabilities assumed are $4,218,445 and $5,007,410 at December 31, 2005 and 2004, respectively.

48

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

8. Policy and Contract Attributes (continued)

Separate and variable accounts held by the Company relate to individual variable life insurance policies. The benefits provided on the policies are determined by the performance and/or market value of the investments held in the separate account. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative. The assets of these are carried at market value. The life insurance policies typically provide a guaranteed minimum death benefit. Information regarding the separate accounts of the Company as of and for the years ended December 31, 2005 and 2004 is as follows:

	Nonindexed Guaranteed Less than or equal to 4%	Nonindexed Guaranteed More than 4%	Nonguaranteed Separate Account	Total
Premiums, deposits, and other considerations for the year ended December 31, 2005	$7,756	$—	$3,592,608	$3,600,364

Reserves for separate accounts with assets at:
Fair value	$—	$—	$22,429,774	$22,429,774
Amortized cost	472,193	136,956	—	609,149

Total at December 31, 2005	$472,193	$136,956	$22,429,774	$23,038,923

Reserves for separate accounts by withdrawal characteristics at December 31, 2005:
Subject to discretionary withdrawal:
With market value adjustment	$—	$136,956	$—	$136,956
At book value without market value adjustment and with current surrender charge of 5% or more	—	—	—	—
At fair value	—	—	22,429,774	22,429,774
At book value without market value adjustment and with current surrender charge of less than 5%	436,447	—	—	436,447
Not subject to discretionary withdrawal	35,746	—	—	35,746

Total separate account liabilities at December 31, 2005	$472,193	$136,956	$22,429,774	$23,038,923

49

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

8. Policy and Contract Attributes (continued)

	Nonindexed Guaranteed Less than or equal to 4%	Nonindexed Guaranteed More than 4%	Nonguaranteed Separate Account	Total
Premiums, deposits, and other considerations for the year ended December 31, 2004	$11,643	$—	$3,125,541	$3,137,184

Reserves for separate accounts with assets at:
Fair value	$—	$—	$19,631,255	$19,631,255
Amortized cost	450,201	255,701	—	705,902

Total at December 31, 2004	$450,201	$255,701	$19,631,255	$20,337,157

Reserves for separate accounts by withdrawal characteristics at December 31, 2004:
Subject to discretionary withdrawal:
With market value adjustment	$—	$255,701	$65,384	$321,085
At book value without market value adjustment and with current surrender charge of 5% or more	—	—	—	—
At fair value	—	—	19,565,871	19,565,871
At book value without market value adjustment and with current surrender charge of less than 5%	418,070	—	—	418,070
Not subject to discretionary withdrawal	32,131	—	—	32,131

Total separate account liabilities at December 31, 2004	$450,201	$255,701	$19,631,255	$20,337,157

50

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

8. Policy and Contract Attributes (continued)

	Nonindexed Guaranteed Less than or equal to 4%	Nonindexed Guaranteed More than 4%	Nonguaranteed Separate Account	Total
Premiums, deposits, and other considerations for the year ended December 31, 2003	$10,816	$4,750	$3,582,463	$3,598,029

Reserves for separate accounts with assets at:
Fair value	$—	$—	$16,849,560	$16,849,560
Amortized cost	412,985	308,856	—	721,841

Total at December 31, 2003	$412,985	$308,856	$16,849,560	$17,571,401

Reserves for separate accounts by withdrawal characteristics at December 31, 2003:
Subject to discretionary withdrawal:
With market value adjustment	$—	$255,701	$65,384	$321,085
At book value without market value adjustment and with current surrender charge of 5% or more	—	—	—	—
At fair value	—	—	19,565,871	19,565,871
At book value without market value adjustment and with current surrender charge of less than 5%	418,070	—	—	418,070
Not subject to discretionary withdrawal	32,131	—	—	32,131

Total separate account liabilities at December 31, 2003	$450,201	$255,701	$19,631,255	$20,337,157

51

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

8. Policy and Contract Attributes (continued)

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

	Year Ended December 31
	2005	2004	2003
Transfers as reported in the summary of operations of the separate accounts statement:
Transfers to separate accounts	$3,593,915	$3,133,299	$3,600,917
Transfers from separate accounts	(2,235,232)	(2,116,915)	(1,185,184)

Net transfers to separate accounts	1,358,683	1,016,384	2,415,733
Miscellaneous reconciling adjustments	6,833	5,805	7,034

Transfers as reported in the summary of operations of the life, accident and health annual statement	$1,365,516	$1,022,189	$2,422,767

At December 31, 2005 and 2004, the Company had separate account annuities with guaranteed benefits as follows:

Benefit and Type of Risk	Subjected Account Value	Amount of Reserve Held	Reinsurance Reserve Credit
December 31, 2005
Minimum guaranteed death benefit	$13,441,966	$148,186	$25,827
Minimum guaranteed income benefit	8,303,742	111,898	6,973
Guaranteed premium accumulation fund	61,322	8,875	—
Minimum guaranteed withdrawal benefit	1,257,973	7,002	(4,448)

December 31, 2004
Minimum guaranteed death benefit	$12,708,701	$123,555	$30,342
Minimum guaranteed income benefit	8,273,717	93,888	2,760
Guaranteed premium accumulation fund	79,525	8,066	—
Minimum guaranteed withdrawal benefit	448,821	1,612	(1,255)

52

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

8. Policy and Contract Attributes (continued)

For Variable Annuities with Guaranteed Living Benefits (VAGLB), which includes minimum guaranteed income, minimum guaranteed withdrawal, and guaranteed premium accumulation fund benefits, the Company complies with Actuarial Guideline 39. This guideline defines a two step process for the determination of VAGLB reserves. The first step is to establish a reserve equal to the accumulated VAGLB charges for the policies in question. The second step requires a standalone asset adequacy analysis to determine the sufficiency of these reserves. This step has been satisfied by projecting 30 years into the future along 1000 stochastic variable return paths using a variety of assumptions as to VAGLB charges, lapse, withdrawal, annuitization and death. The results of this analysis are discounted back to the valuation date and compared to the accumulation of fees reserve to determine if an additional reserve needs to be established.

For Variable Annuities with Minimum Guaranteed Death Benefits (MGDB), the Company complies with Actuarial Guideline 34. This guideline requires that MGDBs be projected by assuming an immediate drop in the values of the assets supporting the variable annuity contract, followed by a subsequent recovery at a net assumed return until the maturity of the contract. The immediate drop percentages and gross assumed returns vary by asset class and are defined in the guideline. Mortality is based on the 1994 Variable Annuity MGDB Mortality Table, which is also defined in the guideline.

Reserves on the Company’s traditional life products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy’s paid-through date to the policy’s next anniversary date. At December 31, 2005 and 2004, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loading, are as follows:

	Gross	Loading	Net
December 31, 2005
Life and annuity:
Ordinary direct first year business	$3,520	$2,463	$1,057
Ordinary direct renewal business	21,815	7,026	14,789
Group life direct business	3,233	2,347	886

Total life and annuity	28,568	11,836	16,732
Accident and health:
Direct	4,422	—	4,422

Total accident and health	4,422	—	4,422

	$32,990	$11,836	$21,154

53

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

8. Policy and Contract Attributes (continued)

	Gross	Loading	Net
December 31, 2004
Life and annuity:
Ordinary direct first year business	$3,703	$2,524	$1,179
Ordinary direct renewal business	22,497	7,133	15,364
Group life direct business	4,190	2,800	1,390

Total life and annuity	30,376	12,414	17,933
Accident and health:
Direct	3,053	—	3,053

Total accident and health	3,053	—	3,053

	$33,429	$12,414	$20,986

At December 31, 2005 and 2004, the Company had insurance in force aggregating $1,023,533 and $1,175,628, respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the Insurance Division, Department of Commerce, of the State of Iowa. The Company established policy reserves of $29,615 and $34,797 to cover these deficiencies at December 31, 2005 and 2004, respectively.

During 2004, the Company made a correction in the guaranteed nonforfeiture interest rate on certain universal life contracts. This caused a decrease in reserves of $1,423, which was credited to capital and surplus.

During 2003, the Company upgraded its reserve valuation system for fixed deferred annuities and variable annuities. The valuation system upgrade, which provides for more precise calculations, caused general account reserves to decrease by $3,572 and separate account reserves to increase by $4,681. The amounts relating to the general account were credited directly to unassigned surplus. The amounts related to the separate accounts are included in the change in surplus in separate accounts in the 2003 statement of changes in capital and surplus.

54

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

9. Dividend Restrictions

The Company is subject to limitations, imposed by the State of Iowa, on the payment of dividends to its parent company. Generally, dividends during any twelve-month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of statutory capital and surplus as of the preceding December 31, or (b) statutory gain from operations before net realized capital gains (losses) on investments for the preceding year. Subject to the availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2006, without the prior approval of insurance regulatory authorities, is $289,422.

During 2003, upon approval of insurance regulatory authorities, the Company paid $300,000 to its parent company. This payment consisted of a dividend of $45,700 and a return of additional paid-in-capital of $254,300.

During 2004, the Company received a capital contribution of $490,000. During 2003, the Company received a capital contribution of $200,000 in cash from the parent company of TALIAC, TOLIC, and $80,000 from the Company’s parent at that time, Transamerica Holding Company, LLC.

During 2004, the Company paid a dividend of $400,000 to TOLIC.

Life/health insurance companies are subject to certain risk-based capital (RBC) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life/health insurance company is to be determined based on the various risk factors related to it. At December 31, 2005, the Company meets the RBC requirements.

10. Retirement and Compensation Plans

The Company’s employees participate in a qualified defined benefit pension plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based the Statement of Financial Accounting Standards No. 87 expense as a percent of salaries. The benefits are based on years of service and the employee’s compensation during the highest five consecutive years of employment. The Company’s allocation of pension expense for each of the years ended December 31, 2005, 2004, and 2003 was $2,789, $1,417, and $1,658, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974.

55

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

10. Retirement and Compensation Plans (continued)

The Company’s employees also participate in a contributory defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to twenty-five percent of their salary to the plan. The Company will match an amount up to three percent of the participant’s salary.

Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974. Benefits expense of $1,515, $620, and $637 were allocated for the years ended December 31, 2005, 2004, and 2003, respectively.

AEGON sponsors supplemental retirement plans to provide the Company’s senior management with benefits in excess of normal pension benefits. The plans are noncontributory, and benefits are based on years of service and the employee’s compensation level. The plans are unfunded and nonqualified under the Internal Revenue Service Code. In addition, AEGON has established incentive deferred compensation plans for certain key employees of the Company. The Company’s allocation of expense for these plans for each of the years ended December 31, 2005, 2004, and 2003 was negligible. AEGON also sponsors an employee stock option plan/stock appreciation rights for individuals employed and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been accrued or funded as deemed appropriate by management of AEGON and the Company.

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans, calculated on the pay-as-you-go basis, are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company expensed $273, $172, and $166 for the years ended December 31, 2005, 2004, and 2003, respectively.

56

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

11. Sales, Transfer, and Servicing of Financial Assets and Extinguishments of Liabilities

During 2005, 2004 and 2003, the Company sold $10,788, $23,460, and $22,970, respectively, of agent balances without recourse to an affiliated company. Prior to July 29, 2005, the agent debit balances were sold to Money Services, Inc. (MSI), an affiliated company. Subsequent to July 29, 2005, agent debit balances were sold without recourse to ADB Corporation, LLC (ADB), an affiliated company, and all rights, title and interest in the prior net debit balances owned by MSI prior to July 29, 2005, were fully assigned, without recourse, to ADB. The Company did not realize a gain or loss as a result of the sales.

12. Related Party Transactions

The Company is party to a common cost allocation service arrangement between AEGON USA, Inc. companies, in which various affiliated companies may perform specified administrative functions in connection with the operation of the Company, in consideration of reimbursement of actual costs of services rendered. The Company is also a party to a Management and Administrative and Advisory agreement with AEGON USA Realty Advisors, Inc. whereby the Advisor serves as the administrator and advisor for the Company’s mortgage loan operations. AEGON USA Investment Management, LLC acts as a discretionary investment manager under an Investment Management Agreement with the Company. During 2005, 2004, and 2003, the Company paid $82,913, $95,876 and $142,703, respectively, for these services, which approximates their costs to the affiliates.

Payables to affiliates bear interest at the thirty-day commercial paper rate. During 2005, 2004, and 2003, the Company paid net interest of $14,352, $1,943, and $1,988, respectively, to affiliates.

At December 31, 2005, the Company held two short-term notes receivable in the amount of $39,500 and $2,000, from AEGON USA, Inc., an affiliate, which are due on or before December 28, 2006 and December 30, 2006, respectively. These notes receivable are reported in aggregate as a receivable from parent, subsidiaries and affiliates on the balance sheet. At December 31, 2004, the Company reported $47,800 short-term notes receivable from Monumental Life Insurance Company, an affiliate, which was due December 23, 2005. Interest on these notes accrues based on the 30-day commercial paper rate at the time of issuance.

57

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

12. Related Party Transactions (Continued)

During 1998, the Company issued life insurance policies to certain affiliated companies, covering the lives of certain employees of those affiliates. Aggregate reserves for policies and contracts related to these policies are $245,922 and $236,425 at December 31, 2005 and 2004, respectively.

13. Commitments and Contingencies

The Company has issued synthetic GIC contracts to benefit plan sponsors totaling $5,513,354 as of December 31, 2005. A synthetic GIC is an off-balance sheet fee-based product sold primarily to tax qualified plans. The plan sponsor retains ownership and control of the related plan assets. The Company provides book value benefit responsiveness in the event that qualified plan benefit requests exceed plan cash flows. In certain contracts, the Company agrees to make advances to meet benefit payment needs and earns a market interest rate on these advances. The periodically adjusted contract-crediting rate is the means by which investment and benefit responsive experience is passed through to participants. In return for the book value benefit responsive guarantee, the Company receives a premium that varies based on such elements as benefit responsive exposure and contract size. The Company underwrites the plans for the possibility of having to make benefit payments and also must agree to the investment guidelines to ensure appropriate credit quality and cash flow. Funding requirements to date have been minimal and management does not anticipate any future material funding requirements that would have a material impact on reported financial results.

The Company has also provided a guarantee for the obligations of non-insurance affiliates. These entities accept assignments of structured settlement payment obligations from other insurers and purchases structured settlement insurance policies from subsidiaries of the Company that match those obligations. There are no expected payments associated with this guarantee.

At December 31, 2005, 2004, and 2003, the Company had entered into an agreement with commitment amounts of $21,090, $21,090, and $37,670, respectively, for which it was paid a fee to provide credit enhancement and standby liquidity asset purchase agreements on municipal variable rate demand note facilities. The Company believes the chance of draws or other performance features being exercised under these agreements is minimal.

At December 31, 2005 and 2004, the net amount of securities being acquired on a to be announced basis was $3,043 and $1,393,579, respectively.

58

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

13. Commitments and Contingencies (continued)

The Company may pledge assets as collateral for derivative transactions. At December 31, 2005, the Company has pledged invested assets with a carrying value and market value of $2,644 and $2,697, respectively, in conjunction with these transactions.

Assets in the amount of $1,090,893 and $1,530,302 as of December 31, 2005 and 2004, respectively, were pledged as collateral in conjunction with funding agreements associated with the Federal Home Loan Bank.

The Company participates in an agent-managed securities lending program. The Company receives collateral equal to 102 or 105% of the fair market value of the loaned securities as of the transaction date for domestic or international securities, respectively. The counterparty is mandated to deliver additional collateral if the fair value of the collateral is at any time less than 102 or 105% of the fair value of the loaned domestic or international securities. This additional collateral, along with the collateral already held in connection with the lending transaction, is at least equal to 102 or 105% of the fair value of the loaned domestic or international securities, respectively. The agreement does not allow rehypothication of collateral by any party involved but does allow cash collateral to be invested in reverse repurchase agreements. At December 31, 2005 and 2004, the value of securities loaned amounted to $1,237,883 and $1,229,581, respectively.

The Company has contingent commitments for $645,650 and $307,314 at December 31, 2005 and 2004, respectively, for joint ventures, partnerships, and limited liability companies.

At December 31, 2005 and 2004, the Company has mortgage loan commitments of $64,863 and $159,545, respectively.

At December 31, 2004, the Company has outstanding private placement commitments of $32,000. No such commitments existed at December 31, 2005.

The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages, in addition to contract liability, it is management’s opinion that damages arising from such demands will not be material to the Company’s financial position.

59

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

13. Commitments and Contingencies (continued)

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company’s balance sheet. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. The Company has established a reserve of $18,520 and $16,615 and an offsetting premium tax benefit of $7,075 and $7,122 at December 31, 2005 and 2004, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund expense was $286, $365, and $56 for the years ended December 31, 2005, 2004, and 2003, respectively.

In the normal course of business, the Company has obtained letters of credit of $1,010 for the benefit of non affiliated companies that have reinsured business to the Company where the ceding companies state of domicile does not recognize the Company as an authorized reinsurer.

60

Statutory-Basis Financial

Statement Schedules

Transamerica Life Insurance Company

Summary of Investments – Other Than

Investments in Related Parties

(Dollars in Thousands)

December 31, 2005

SCHEDULE I

Type of Investment	Cost (1)	Market Value	Amount at Which Shown in the Balance Sheet
Fixed maturities
Bonds:
United States Government and government agencies and authorities	$471,422	$467,973	$471,422
States, municipalities and political subdivisions	1,087,998	1,089,051	1,087,998
Foreign governments	515,026	564,627	515,026
Public utilities	2,393,792	2,511,419	2,393,792
All other corporate bonds	31,383,477	31,934,927	31,383,477
Redeemable preferred stocks	338,423	388,220	338,423

Total fixed maturities	36,190,138	36,956,217	36,190,138

Equity securities
Common stocks:
Public utilities	1,177	1,818	1,818
Banks, trust and insurance	73,381	74,766	74,766
Industrial, miscellaneous and all other	160,369	190,830	190,830

Total equity securities	234,927	267,414	267,414
Mortgage loans on real estate	5,770,723		5,770,723
Real estate	34,521		34,521
Policy loans	123,221		123,221
Other long-term investments	1,116,749		1,116,749
Cash and short-term investments	326,027		326,027

Total investments	$43,796,305		$43,828,793

(1)	Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts.

61

Transamerica Life Insurance Company

Supplementary Insurance Information

(Dollars in Thousands)

SCHEDULE III

	Future Policy Benefits and Expenses	Unearned Premiums	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims Losses and Settlement Expenses	Other Operating Expenses*	Premiums Written
Year ended December 31, 2005
Individual life	$3,733,738	$—	$21,092	$658,856	$231,660	$212,786	$659,658
Individual health	562,473	11,670	22,345	126,590	32,417	146,318	42,532	$127,460
Group life and health	411,648	3,611	28,479	128,286	24,716	124,052	52,140	214,013
Annuity	26,901,713	—	5,628	4,191,485	2,101,261	4,691,047	1,538,213

	$31,609,572	$15,281	$77,544	$5,105,217	$2,390,054	$5,174,203	$2,292,543

Year ended December 31, 2004
Individual life	$3,722,730	$—	$18,826	$1,109,335	$203,679	$561,099	$767,391
Individual health	481,153	11,264	20,082	125,322	25,246	149,813	34,059	$126,384
Group life and health	371,785	3,678	26,399	133,651	20,452	129,852	69,401	222,495
Annuity	28,876,607	—	—	4,972,942	2,131,372	6,571,058	1,353,494

	$33,452,275	$14,942	$65,307	$6,341,250	$2,380,749	$7,411,822	$2,224,345

Year ended December 31, 2003
Individual life	$3,345,082	$—	$14,877	$558,828	$188,648	$495,807	$267,671
Individual health	381,477	11,590	15,488	117,508	20,776	130,651	40,096	$117,509
Group life and health	329,033	3,728	17,239	142,627	18,993	109,984	62,601	205,257
Annuity	28,215,458	—	—	8,824,453	2,065,506	7,724,565	4,689,586

	$32,271,050	$15,318	$47,604	$9,643,416	$2,293,923	$8,461,007	$5,059,954

*	Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

62

Transamerica Life Insurance Company

Reinsurance

(Dollars in Thousands)

SCHEDULE IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year ended December 31, 2005
Life insurance in force	$44,440,385	$13,277,543	$95,282	$31,258,124	0%

Premiums:
Individual life	$901,447	$246,822	$4,231	$658,856	1%
Individual health	127,460	870	–	126,590	0
Group life and health	214,013	85,727	–	128,286	0
Annuity	5,020,800	947,398	118,083	4,191,485	3

	$6,263,720	$1,280,817	$122,314	$5,105,217	2%

Year ended December 31, 2004
Life insurance in force	$39,955,770	$8,914,965	$88,961	$31,129,766	0%

Premiums:
Individual life	$1,113,967	$8,844	$4,212	$1,109,335	0%
Individual health	126,384	1,062	–	125,322	0
Group life and health	222,495	88,844	–	133,651	0
Annuity	5,150,594	784,571	606,919	4,972,942	12

	$6,613,440	$883,321	$611,131	$6,341,250	10%

Year ended December 31, 2003
Life insurance in force	$39,022,658	$9,693,056	$90,171	$29,419,773	0%

Premiums:
Individual life	$561,203	$6,483	$4,108	$558,828	1%
Individual health	117,509	929	928	117,508	1
Group life and health	205,257	85,907	23,277	142,627	16
Annuity	8,859,220	190,571	155,804	8,824,453	2

	$9,743,189	$283,890	$184,117	$9,643,416	2%

63

FINANCIAL STATEMENTS

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Year Ended December 31, 2005

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Financial Statements

Year Ended December 31, 2005

Report of Independent Registered Public Accounting Firm

The Board of Directors and Contract Owners

of Transamerica Freedom Variable Annuity,

Transamerica Life Insurance Company

We have audited the accompanying statements of assets and liabilities of certain subaccounts of Transamerica Life Insurance Company Separate Account VA B (comprised of the Asset Allocation – Growth, Asset Allocation – Conservative, Asset Allocation – Moderate, Asset Allocation – Moderate Growth, American Century Large Company Value, American Century International, Capital Guardian Global, Capital Guardian U.S. Equity, Capital Guardian Value, Clarion Global Real Estate Securities, Transamerica Small/Mid Cap Value, Great Companies – AmericaSM, Great Companies – TechnologySM, Transamerica Balanced, Templeton Great Companies Global, Janus Growth (A/T), Jennison Growth, J.P. Morgan Enhanced Index, Marsico Growth, MFS High Yield, Mercury Large Cap Value, PIMCO Total Return, Salomon All Cap, Transamerica Convertible Securities, Transamerica Equity, Transamerica Growth Opportunities, Transamerica U. S. Government Securities, Transamerica US Government Securities – PAM, Transamerica Money Market, T. Rowe Price Equity Income, T. Rowe Price Growth Stock, T. Rowe Price Small Cap, Van Kampen Active International Allocation, Van Kampen Large Cap Core, Van Kampen Mid Cap Growth, AIM V.I. Basic Value, AIM V.I. Capital Appreciation, AllianceBernstein Growth & Income, AllianceBernstein Large Cap Growth, Janus Aspen – Mid – Cap Growth, Janus Aspen – Mid Cap Value, Janus Aspen – Worldwide Growth, MFS New Discovery, MFS Total Return, Fidelity – VIP Contrafund®, Fidelity – VIP Equity-Income, Fidelity – VIP Growth, Fidelity – VIP Growth Opportunities, Fidelity – VIP Mid Cap, and Fidelity – VIP Value Strategies subaccounts), which are available for investment by contract owners of the Transamerica Freedom Variable Annuity, as of December 31, 2005, and the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005 by correspondence with the mutual funds’ transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Transamerica Life Insurance Company Separate Account VA B which are available for investment by contract owners of Transamerica Freedom Variable Annuity at December 31, 2005, and the results of their operations and changes in their net assets for the periods indicated thereon, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Des Moines, Iowa

February 3, 2006

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	Asset Allocation- Growth Subaccount	Asset Allocation- Conservative Subaccount	Asset Allocation- Moderate Subaccount	Asset Allocation- Moderate Growth Subaccount
Assets
Investment in securities:
Number of shares - Initial	1,146,449.871	906,774.140	2,387,438.604	2,947,489.435

Cost	$12,714,982	$10,182,628	$25,345,933	$33,113,665

Number of shares - Service	1,116,861.039	798,335.945	3,045,042.034	3,201,785.783

Cost	$12,865,718	$9,221,795	$35,636,378	$37,853,781

Investments in mutual funds, at net asset value	$28,993,900	$19,473,441	$66,371,762	$78,550,634
Receivable for units sold	125	—	109	153

Total assets	28,994,025	19,473,441	66,371,871	78,550,787

Liabilities
Payable for units redeemed	—	3	—	—

	$28,994,025	$19,473,438	$66,371,871	$78,550,787

Net Assets:
Deferred annuity contracts terminable by owners	$28,994,025	$19,473,438	$66,371,871	$78,550,787

Total net assets	$28,994,025	$19,473,438	$66,371,871	$78,550,787

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	Asset Allocation- Growth Subaccount	Asset Allocation- Conservative Subaccount	Asset Allocation- Moderate Subaccount	Asset Allocation- Moderate Growth Subaccount
Accumulation units outstanding - Initial:
M&E - 1.40%	—	78,032	38	105,286

M&E - 1.50%	1,534,761	3,340,787	5,272,120	7,866,915

M&E - 1.65%	9,927,114	5,139,406	18,384,505	21,767,726

M&E - 1.85%	—	—	—	—

M&E - 2.15%	—	—	—	—

Accumulation unit value - Initial:
M&E - 1.40%	$1.224872	$1.111748	$1.147670	$1.195249

M&E - 1.50%	$1.290319	$1.215924	$1.240469	$1.273905

M&E - 1.65%	$1.283364	$1.209388	$1.233773	$1.267027

M&E - 1.85%	$—	$—	$—	$—

M&E - 2.15%	$—	$—	$—	$—

Accumulation units outstanding - Service:
M&E - 1.40%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.65%	2,727,897	5,311,609	15,833,341	12,973,205

M&E - 1.85%	2,600,395	652,931	6,524,699	10,034,902

M&E - 2.15%	4,021,906	1,137,676	5,115,111	5,310,496

Accumulation unit value - Service:
M&E - 1.40%	$—	$—	$—	$—

M&E - 1.50%	$—	$—	$—	$—

M&E - 1.65%	$1.537391	$1.285855	$1.357190	$1.447775

M&E - 1.85%	$1.529348	$1.279140	$1.350078	$1.440189

M&E - 2.15%	$1.517400	$1.269130	$1.339544	$1.428964

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	American Century Large Company Value Subaccount	American Century International Subaccount	Capital Guardian Global Subaccount	Capital Guardian U.S. Equity Subaccount
Assets
Investment in securities:
Number of shares - Initial	139,712.690	482,059.473	1,574,900.340	1,168,769.840

Cost	$1,274,089	$3,674,032	$16,110,986	$10,648,405

Number of shares - Service	33,444.516	156,849.889	156,290.846	118,780.022

Cost	$361,802	$1,272,102	$1,942,146	$1,249,312

Investments in mutual funds, at net asset value	$1,906,127	$5,582,614	$23,696,882	$14,573,877
Receivable for units sold	—	—	11	7

Total assets	1,906,127	5,582,614	23,696,893	14,573,884

Liabilities
Payable for units redeemed	3	5	—	—

	$1,906,124	$5,582,609	$23,696,893	$14,573,884

Net Assets:
Deferred annuity contracts terminable by owners	$1,906,124	$5,582,609	$23,696,893	$14,573,884

Total net assets	$1,906,124	$5,582,609	$23,696,893	$14,573,884

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	American Century Large Company Value Subaccount	American Century International Subaccount	Capital Guardian Global Subaccount	Capital Guardian U.S. Equity Subaccount
Accumulation units outstanding - Initial:
M&E - 1.40%	45,559	18,244	81,548	48,100

M&E - 1.50%	281,864	632,897	1,749,688	3,138,280

M&E - 1.65%	1,090,120	3,633,484	13,342,424	10,648,474

M&E - 1.85%	—	—	—	—

M&E - 2.15%	—	—	—	—

Accumulation unit value - Initial:
M&E - 1.40%	$1.140723	$1.225328	$1.174658	$1.126905

M&E - 1.50%	$1.089252	$0.989186	$1.436941	$0.963934

M&E - 1.65%	$1.081751	$0.982420	$1.420312	$0.953298

M&E - 1.85%	$—	$—	$—	$—

M&E - 2.15%	$—	$—	$—	$—

Accumulation units outstanding - Service:
M&E - 1.40%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.65%	72,713	277,605	532,319	211,239

M&E - 1.85%	150,656	341,071	345,954	400,917

M&E - 2.15%	39,821	261,854	517,582	352,082

Accumulation unit value - Service:
M&E - 1.40%	$—	$—	$—	$—

M&E - 1.50%	$—	$—	$—	$—

M&E - 1.65%	$1.404790	$1.558941	$1.540029	$1.402958

M&E - 1.85%	$1.397454	$1.550773	$1.531948	$1.395612

M&E - 2.15%	$1.386523	$1.538650	$1.520008	$1.384713

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	Capital Guardian Value Subaccount	Clarion Global Real Estate Securities Subaccount	Transamerica Small/Mid Cap Value Subaccount	Great Companies- AmericaSM Subaccount
Assets
Investment in securities:
Number of shares - Initial	1,671,775.762	165,866.716	1,496,667.298	67,131.071

Cost	$27,355,506	$2,826,897	$17,480,433	$585,078

Number of shares - Service	156,783.520	60,862.684	—	23,917.580

Cost	$3,123,917	$1,157,936	$—	$234,092

Investments in mutual funds, at net asset value	$37,627,575	$4,506,177	$27,433,912	$927,353
Receivable for units sold	25	—	—	—

Total assets	37,627,600	4,506,177	27,433,912	927,353

Liabilities
Payable for units redeemed	—	11	5	8

	$37,627,600	$4,506,166	$27,433,907	$927,345

Net Assets:
Deferred annuity contracts terminable by owners	$37,627,600	$4,506,166	$27,433,907	$927,345

Total net assets	$37,627,600	$4,506,166	$27,433,907	$927,345

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	Capital Guardian Value Subaccount	Clarion Global Real Estate Securities Subaccount	Transamerica Small/Mid Cap Value Subaccount	Great Companies- AmericaSM Subaccount
Accumulation units outstanding - Initial:
M&E - 1.40%	959,944	26,283	1,574,790	—

M&E - 1.50%	1,826,252	498,417	669,482	140,563

M&E - 1.65%	10,188,234	1,289,401	5,424,334	570,012

M&E - 1.85%	—	—	—	—

M&E - 2.15%	—	—	—	—

Accumulation unit value - Initial:
M&E - 1.40%	$1.203030	$1.506262	$1.262524	$1.034716

M&E - 1.50%	$2.795530	$1.819127	$4.222214	$0.967111

M&E - 1.65%	$2.760856	$1.809299	$4.169913	$0.960421

M&E - 1.85%	$—	$—	$—	$—

M&E - 2.15%	$—	$—	$—	$—

Accumulation units outstanding - Service:
M&E - 1.40%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.65%	766,670	100,705	—	86,692

M&E - 1.85%	904,873	206,413	—	26,524

M&E - 2.15%	425,720	366,182	—	94,109

Accumulation unit value - Service:
M&E - 1.40%	$—	$—	$—	$—

M&E - 1.50%	$—	$—	$—	$—

M&E - 1.65%	$1.552072	$1.838266	$—	$1.184460

M&E - 1.85%	$1.543957	$1.828678	$—	$1.178258

M&E - 2.15%	$1.531894	$1.814388	$—	$1.169054

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	Great Companies- TechnologySM Subaccount	Transamerica Balanced Subaccount	Templeton Great Companies Global Subaccount	Janus Growth (A/T) Subaccount
Assets
Investment in securities:
Number of shares - Initial	201,366.034	68,002.502	121,303.031	763,628.826

Cost	$819,511	$737,371	$1,991,328	$19,380,470

Number of shares - Service	31,536.971	6,364.982	26,271	705

Cost	$133,745	$71,509	$456,078	$23,357

Investments in mutual funds, at net asset value	$1,014,826	$864,830	$2,774,019	$29,319,687
Receivable for units sold	7	—	—	174

Total assets	1,014,833	864,830	2,774,019	29,319,861

Liabilities
Payable for units redeemed	—	5	7	—

	$1,014,833	$864,825	$2,774,012	$29,319,861

Net Assets:
Deferred annuity contracts terminable by owners	$1,014,833	$864,825	$2,774,012	$29,319,861

Total net assets	$1,014,833	$864,825	$2,774,012	$29,319,861

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	Great Companies- TechnologySM Subaccount	Transamerica Balanced Subaccount	Templeton Great Companies Global Subaccount	Janus Growth (A/T) Subaccount
Accumulation units outstanding - Initial:
M&E - 1.40%	—	—	25,990	1,678,395

M&E - 1.50%	223,044	235,847	277,673	118,055

M&E - 1.65%	952,903	410,311	3,535,741	976,007

M&E - 1.85%	—	—	—	—

M&E - 2.15%	—	—	—	—

Accumulation unit value - Initial:
M&E - 1.40%	$1.075061	$1.172724	$1.143274	$1.209225

M&E - 1.50%	$0.750778	$1.228162	$0.595141	$25.198110

M&E - 1.65%	$0.745624	$1.221526	$0.590182	$24.885741

M&E - 1.85%	$—	$—	$—	$—

M&E - 2.15%	$—	$—	$—	$—

Accumulation units outstanding - Service:
M&E - 1.40%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.65%	62,849	22,174	282,205	3,825

M&E - 1.85%	—	—	144,797	14,510

M&E - 2.15%	36,573	36,578	4,433	—

Accumulation unit value - Service:
M&E - 1.40%	$—	$—	$—	$—

M&E - 1.50%	$—	$—	$—	$—

M&E - 1.65%	$1.383253	$1.269134	$1.142459	$1.472263

M&E - 1.85%	$1.376024	$1.262511	$1.138715	$1.464554

M&E - 2.15%	$1.365274	$1.252650	$1.133136	$1.453117

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	Jennison Growth Subaccount	J.P. Morgan Enhanced Index Subaccount	Marsico Growth Subaccount	MFS High Yield Subaccount
Assets
Investment in securities:
Number of shares - Initial	336,518.037	929,917.238	192,083.590	589,027.594

Cost	$2,506,246	$12,873,768	$1,676,622	$5,954,323

Number of shares - Service	7,406.825	131,552.085	166,896.471	47,918.706

Cost	$59,037	$1,759,084	$1,572,884	$497,100

Investments in mutual funds, at net asset value	$2,940,261	$15,224,101	$3,701,840	$6,131,256
Receivable for units sold	—	28	36	—

Total assets	2,940,261	15,224,129	3,701,876	6,131,256

Liabilities
Payable for units redeemed	6	—	—	8

	$2,940,255	$15,224,129	$3,701,876	$6,131,248

Net Assets:
Deferred annuity contracts terminable by owners	$2,940,255	$15,224,129	$3,701,876	$6,131,248

Total net assets	$2,940,255	$15,224,129	$3,701,876	$6,131,248

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	Jennison Growth Subaccount	J.P. Morgan Enhanced Index Subaccount	Marsico Growth Subaccount	MFS High Yield Subaccount
Accumulation units outstanding - Initial:
M&E - 1.40%	7,693	46,018	—	225,616

M&E - 1.50%	540,524	1,662,016	725,145	1,284,968

M&E - 1.65%	2,675,779	7,480,482	1,676,152	3,228,324

M&E - 1.85%	—	—	—	—

M&E - 2.15%	—	—	—	—

Accumulation unit value - Initial:
M&E - 1.40%	$1.213449	$1.110222	$1.198139	$1.091063

M&E - 1.50%	$0.900963	$1.467884	$0.831939	$1.210603

M&E - 1.65%	$0.889798	$1.449676	$0.825026	$1.197121

M&E - 1.85%	$—	$—	$—	$—

M&E - 2.15%	$—	$—	$—	$—

Accumulation units outstanding - Service:
M&E - 1.40%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.65%	3,049	52,059	129,789	192,415

M&E - 1.85%	24,007	—	386,523	99,862

M&E - 2.15%	17,116	1,372,079	724,251	108,141

Accumulation unit value - Service:
M&E - 1.40%	$—	$—	$—	$—

M&E - 1.50%	$—	$—	$—	$—

M&E - 1.65%	$1.438145	$1.343303	$1.395883	$1.166419

M&E - 1.85%	$1.430633	$1.336293	$1.388585	$1.160309

M&E - 2.15%	$1.419451	$1.325861	$1.377754	$1.151260

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	Mercury Large Cap Value Subaccount	PIMCO Total Return Subaccount	Salomon All Cap Subaccount	Transamerica Convertible Securities Subaccount
Assets
Investment in securities:
Number of shares - Initial	195,593.846	1,011,732.000	839,514.537	104,446.758

Cost	$2,948,761	$11,072,996	$9,794,755	$1,202,426

Number of shares - Service	32,285.197	203,393.345	47,656.599	177,450.318

Cost	$595,178	$2,258,042	$645,055	$2,018,803

Investments in mutual funds, at net asset value	$4,268,802	$13,261,085	$13,048,858	$3,151,924
Receivable for units sold	—	—	13	14

Total assets	4,268,802	13,261,085	13,048,871	3,151,938

Liabilities
Payable for units redeemed	3	14	—	—

	$4,268,799	$13,261,071	$13,048,871	$3,151,938

Net Assets:
Deferred annuity contracts terminable by owners	$4,268,799	$13,261,071	$13,048,871	$3,151,938

Total net assets	$4,268,799	$13,261,071	$13,048,871	$3,151,938

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	Mercury Large Cap Value Subaccount	PIMCO Total Return Subaccount	Salomon All Cap Subaccount	Transamerica Convertible Securities Subaccount
Accumulation units outstanding - Initial:
M&E - 1.40%	34,279	166,116	136,942	45,176

M&E - 1.50%	288,725	2,230,573	1,466,175	244,264

M&E - 1.65%	2,131,537	7,441,561	9,407,007	631,327

M&E - 1.85%	—	—	—	—

M&E - 2.15%	—	—	—	—

Accumulation unit value - Initial:
M&E - 1.40%	$1.316157	$1.044934	$1.088360	$1.123579

M&E - 1.50%	$1.505299	$1.127971	$1.130190	$1.283056

M&E - 1.65%	$1.492715	$1.121860	$1.120778	$1.276106

M&E - 1.85%	$—	$—	$—	$—

M&E - 2.15%	$—	$—	$—	$—

Accumulation units outstanding - Service:
M&E - 1.40%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.65%	68,107	401,940	143,206	1,360,457

M&E - 1.85%	52,369	754,728	64,094	127,430

M&E - 2.15%	248,333	1,000,389	298,608	31,420

Accumulation unit value - Service:
M&E - 1.40%	$—	$—	$—	$—

M&E - 1.50%	$—	$—	$—	$—

M&E - 1.65%	$1.662395	$1.038779	$1.394493	$1.305556

M&E - 1.85%	$1.653693	$1.033347	$1.387213	$1.298714

M&E - 2.15%	$1.640798	$1.025258	$1.376368	$1.288563

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	Transamerica Equity Subaccount	Transamerica Growth Opportunities Subaccount	Transamerica U.S. Government Securities Subaccount	Transamerica U.S. Government Securities-PAM Subaccount
Assets
Investment in securities:
Number of shares - Initial	564,075.000	186,714.917	785,121.140	—

Cost	$8,989,533	$2,536,998	$9,707,749	$—

Number of shares - Service	106,811.977	114,378.544	39,719.359	303.700

Cost	$2,371,762	$1,699,993	$498,147	$3,702

Investments in mutual funds, at net asset value	$16,000,186	$4,712,719	$9,858,128	$3,699
Receivable for units sold	20	19	1	—

Total assets	16,000,206	4,712,738	9,858,129	3,699

Liabilities
Payable for units redeemed	—	—	—	3

	$16,000,206	$4,712,738	$9,858,129	$3,696

Net Assets:
Deferred annuity contracts terminable by owners	$16,000,206	$4,712,738	$9,858,129	$3,696

Total net assets	$16,000,206	$4,712,738	$9,858,129	$3,696

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	Transamerica Equity Subaccount	Transamerica Growth Opportunities Subaccount	Transamerica U.S. Government Securities Subaccount	Transamerica U.S. Government Securities-PAM Subaccount
Accumulation units outstanding - Initial:
M&E - 1.40%	32,524	15,105	438,226	—

M&E - 1.50%	1,426,536	270,796	1,502,236	—

M&E - 1.65%	14,045,235	1,571,450	4,436,022	—

M&E - 1.85%	—	—	—	—

M&E - 2.15%	—	—	—	—

Accumulation unit value - Initial:
M&E - 1.40%	$1.279101	$1.223440	$1.036964	$—

M&E - 1.50%	$0.874163	$1.589487	$1.517955	$—

M&E - 1.65%	$0.866901	$1.578575	$1.496746	$—

M&E - 1.85%	$—	$—	$—	$—

M&E - 2.15%	$—	$—	$—	$—

Accumulation units outstanding - Service:
M&E - 1.40%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.65%	648,105	610,131	292,876	—

M&E - 1.85%	398,210	172,298	42,788	3,676

M&E - 2.15%	574,290	313,519	145,132	—

Accumulation unit value - Service:
M&E - 1.40%	$—	$—	$—	$1.032040

M&E - 1.50%	$—	$—	$—	$1.029250

M&E - 1.65%	$1.573974	$1.634483	$1.010644	$1.010644

M&E - 1.85%	$1.565729	$1.625938	$1.005345	$1.005345

M&E - 2.15%	$1.553501	$1.613251	$0.997496	$—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	Transamerica Money Market Subaccount	T. Rowe Price Equity Income Subaccount	T. Rowe Price Growth Stock Subaccount	T. Rowe Price Small Cap Subaccount
Assets
Investment in securities:
Number of shares - Initial	11,045,122.180	1,851,286.529	1,043,479.377	522,177.146

Cost	$11,045,122	$33,371,875	$23,134,084	$5,684,586

Number of shares - Service	1,810,347.610	68,220.699	38,289.912	98,610.065

Cost	$1,810,348	$1,398,454	$805,907	$1,102,874

Investments in mutual funds, at net asset value	$12,855,470	$38,625,261	$24,713,834	$6,870,434
Receivable for units sold	2	14	15	14

Total assets	12,855,472	38,625,275	24,713,849	6,870,448

Liabilities
Payable for units redeemed	—	—	—	—

	$12,855,472	$38,625,275	$24,713,849	$6,870,448

Net Assets:
Deferred annuity contracts terminable by owners	$12,855,472	$38,625,275	$24,713,849	$6,870,448

Total net assets	$12,855,472	$38,625,275	$24,713,849	$6,870,448

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	Transamerica Money Market Subaccount	T. Rowe Price Equity Income Subaccount	T. Rowe Price Growth Stock Subaccount	T. Rowe Price Small Cap Subaccount
Accumulation units outstanding - Initial:
M&E - 1.40%	240,266	1,190,830	1,811,990	224,705

M&E - 1.50%	2,033,426	1,832,734	650,161	716,998

M&E - 1.65%	6,486,077	10,806,042	6,735,323	5,525,254

M&E - 1.85%	—	—	—	—

M&E - 2.15%	—	—	—	—

Accumulation unit value - Initial:
M&E - 1.40%	$1.013179	$1.142172	$1.131658	$1.150784

M&E - 1.50%	$1.279908	$2.869877	$2.984491	$0.892022

M&E - 1.65%	$1.264107	$2.834343	$2.947529	$0.884586

M&E - 1.85%	$—	$—	$—	$—

M&E - 2.15%	$—	$—	$—	$—

Accumulation units outstanding - Service:
M&E - 1.40%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.65%	1,646,773	184,270	196,567	234,156

M&E - 1.85%	166,890	191,247	77,742	85,387

M&E - 2.15%	10,372	618,003	370,945	378,417

Accumulation unit value - Service:
M&E - 1.40%	$—	$—	$—	$—

M&E - 1.50%	$—	$—	$—	$—

M&E - 1.65%	$0.993042	$1.399089	$1.359854	$1.566167

M&E - 1.85%	$0.987867	$1.391775	$1.352737	$1.557972

M&E - 2.15%	$0.980126	$1.380915	$1.342168	$1.545814

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	Van Kampen Active International Allocation Subaccount	Van Kampen Large Cap Core Subaccount	Van Kampen Mid- Cap Growth Subaccount	AIM V.I. Basic Value Subaccount
Assets
Investment in securities:
Number of shares - Initial	1,141,044.852	1,043,569.776	79,310.863	—

Cost	$9,536,835	$17,668,761	$1,220,859	$—

Number of shares - Service	88,270.408	15,856.836	14,911.809	161,376.303

Cost	$998,412	$255,795	$258,124	$1,528,274

Investments in mutual funds, at net asset value	$15,268,978	$19,317,946	$1,805,699	$1,978,473
Receivable for units sold	—	10	5	—

Total assets	15,268,978	19,317,956	1,805,704	1,978,473

Liabilities
Payable for units redeemed	1	—	—	—

	$15,268,977	$19,317,956	$1,805,704	$1,978,473

Net Assets:
Deferred annuity contracts terminable by owners	$15,268,977	$19,317,956	$1,805,704	$1,978,473

Total net assets	$15,268,977	$19,317,956	$1,805,704	$1,978,473

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	Van Kampen Active International Allocation Subaccount	Van Kampen Large Cap Core Subaccount	Van Kampen Mid- Cap Growth Subaccount	AIM V.I. Basic Value Subaccount
Accumulation units outstanding - Initial:
M&E - 1.40%	870,713	1,278,174	—	—

M&E - 1.50%	973,714	1,379,911	305,362	—

M&E - 1.65%	8,101,759	6,125,686	1,734,076	—

M&E - 1.85%	—	—	—	—

M&E - 2.15%	—	—	—	—

Accumulation unit value - Initial:
M&E - 1.40%	$1.267498	$1.192296	$1.134233	$—

M&E - 1.50%	$1.456027	$2.355458	$0.750266	$—

M&E - 1.65%	$1.438008	$2.326270	$0.745112	$—

M&E - 1.85%	$—	$—	$—	$—

M&E - 2.15%	$—	$—	$—	$—

Accumulation units outstanding - Service:
M&E - 1.40%	—	—	—	20,302

M&E - 1.50%	—	—	—	335,970

M&E - 1.65%	208,736	121,513	68,241	1,166,614

M&E - 1.85%	118,881	14,084	24,791	110,423

M&E - 2.15%	334,560	80,479	124,303	74,265

Accumulation unit value - Service:
M&E - 1.40%	$—	$—	$—	$1.105455

M&E - 1.50%	$—	$—	$—	$1.128805

M&E - 1.65%	$1.669500	$1.366206	$1.319748	$1.122690

M&E - 1.85%	$1.660766	$1.359065	$1.312834	$1.450459

M&E - 2.15%	$1.647788	$1.348438	$1.302569	$1.439122

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	AIM V.I. Capital Appreciation Subaccount	AllianceBernstein Growth & Income Subaccount	AllianceBernstein Large Cap Growth Subaccount	Janus Aspen-Mid Cap Growth Subaccount
Assets
Investment in securities:
Number of shares - Initial	—	—	—	—

Cost	$—	$—	$—	$—

Number of shares - Service	7,784.820	149,577.458	47,738.858	40,454.262

Cost	$152,358	$2,959,372	$985,227	$965,994

Investments in mutual funds, at net asset value	$190,183	$3,687,084	$1,266,989	$1,149,306
Receivable for units sold	—	—	1	—

Total assets	190,183	3,687,084	1,266,990	1,149,306

Liabilities
Payable for units redeemed	—	1	—	—

	$190,183	$3,687,083	$1,266,990	$1,149,306

Net Assets:
Deferred annuity contracts terminable by owners	$190,183	$3,687,083	$1,266,990	$1,149,306

Total net assets	$190,183	$3,687,083	$1,266,990	$1,149,306

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	AIM V.I. Capital Appreciation Subaccount	AllianceBernstein Growth & Income Subaccount	AllianceBernstein Large Cap Growth Subaccount	Janus Aspen-Mid Cap Growth Subaccount
Accumulation units outstanding - Initial:
M&E - 1.40%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.65%	—	—	—	—

M&E - 1.85%	—	—	—	—

M&E - 2.15%	—	—	—	—

Accumulation unit value - Initial:
M&E - 1.40%	$—	$—	$—	$—

M&E - 1.50%	$—	$—	$—	$—

M&E - 1.65%	$—	$—	$—	$—

M&E - 1.85%	$—	$—	$—	$—

M&E - 2.15%	$—	$—	$—	$—

Accumulation units outstanding - Service:
M&E - 1.40%	26	27,876	—	94,877

M&E - 1.50%	33,359	395,171	319,728	307,043

M&E - 1.65%	130,777	2,710,965	896,237	1,306,600

M&E - 1.85%	3,890	33,850	8,715	3,230

M&E - 2.15%	—	286,973	161,683	96,297

Accumulation unit value - Service:
M&E - 1.40%	$1.142812	$1.109628	$1.223965	$1.268874

M&E - 1.50%	$1.131131	$1.042190	$0.854933	$0.541187

M&E - 1.65%	$1.125019	$1.035043	$0.849042	$0.537021

M&E - 1.85%	$1.360493	$1.375912	$1.375827	$1.630786

M&E - 2.15%	$1.349869	$1.365174	$1.365080	$1.618038

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	Janus Aspen- Mid Cap Value Subaccount	Janus Aspen- Worldwide Growth Subaccount	MFS New Discovery Subaccount	MFS Total Return Subaccount
Assets
Investment in securities:
Number of shares - Initial	—	—	—	—

Cost	$—	$—	$—	$—

Number of shares - Service	26,056.627	59,268.045	33,006.018	480,827.449

Cost	$287,584	$1,495,498	$466,930	$9,092,862

Investments in mutual funds, at net asset value	$397,624	$1,645,281	$509,943	$9,856,963
Receivable for units sold	—	—	—	5

Total assets	397,624	1,645,281	509,943	9,856,968

Liabilities
Payable for units redeemed	1	—	1	—

	$397,623	$1,645,281	$509,942	$9,856,968

Net Assets:
Deferred annuity contracts terminable by owners	$397,623	$1,645,281	$509,942	$9,856,968

Total net assets	$397,623	$1,645,281	$509,942	$9,856,968

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	Janus Aspen- Mid Cap Value Subaccount	Janus Aspen- Worldwide Growth Subaccount	MFS New Discovery Subaccount	MFS Total Return Subaccount
Accumulation units outstanding - Initial:
M&E - 1.40%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.65%	—	—	—	—

M&E - 1.85%	—	—	—	—

M&E - 2.15%	—	—	—	—

Accumulation unit value - Initial:
M&E - 1.40%	$—	$—	$—	$—

M&E - 1.50%	$—	$—	$—	$—

M&E - 1.65%	$—	$—	$—	$—

M&E - 1.85%	$—	$—	$—	$—

M&E - 2.15%	$—	$—	$—	$—

Accumulation units outstanding - Service:
M&E - 1.40%	—	—	—	—

M&E - 1.50%	105,876	228,341	35,176	708,245

M&E - 1.65%	229,999	1,998,932	223,745	7,487,429

M&E - 1.85%	—	3,982	33,972	130,400

M&E - 2.15%	—	161,063	139,846	197,411

Accumulation unit value - Service:
M&E - 1.40%	$1.214505	$1.070007	$1.079196	$1.098210

M&E - 1.50%	$1.190103	$0.646408	$1.063134	$1.159404

M&E - 1.65%	$1.180964	$0.641412	$1.057395	$1.153125

M&E - 1.85%	$—	$1.315978	$1.366114	$1.231764

M&E - 2.15%	$—	$1.305700	$1.355412	$1.222132

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	Fidelity-VIP Contrafund® Subaccount	Fidelity-VIP Equity-Income Subaccount	Fidelity-VIP Growth Subaccount	Fidelity-VIP Growth Opportunities Subaccount
Assets
Investment in securities:
Number of shares - Initial	—	—	—	—

Cost	$—	$—	$—	$—

Number of shares - Service	642,178.612	235,995.505	74,127.953	8,945.463

Cost	$13,736,368	$5,091,818	$2,003,762	$118,101

Investments in mutual funds, at net asset value	$19,708,462	$5,940,007	$2,467,720	$154,130
Receivable for units sold	2	2	—	—

Total assets	19,708,464	5,940,009	2,467,720	154,130

Liabilities
Payable for units redeemed	—	—	—	—

	$19,708,464	$5,940,009	$2,467,720	$154,130

Net Assets:
Deferred annuity contracts terminable by owners	$19,708,464	$5,940,009	$2,467,720	$154,130

Total net assets	$19,708,464	$5,940,009	$2,467,720	$154,130

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	Fidelity-VIP Contrafund® Subaccount	Fidelity-VIP Equity-Income Subaccount	Fidelity-VIP Growth Subaccount	Fidelity-VIP Growth Opportunities Subaccount
Accumulation units outstanding - Initial:
M&E - 1.40%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.65%	—	—	—	—

M&E - 1.85%	—	—	—	—

M&E - 2.15%	—	—	—	—

Accumulation unit value - Initial:
M&E - 1.40%	$—	$—	$—	$—

M&E - 1.50%	$—	$—	$—	$—

M&E - 1.65%	$—	$—	$—	$—

M&E - 1.85%	$—	$—	$—	$—

M&E - 2.15%	$—	$—	$—	$—

Accumulation units outstanding - Service:
M&E - 1.40%	61,962	—	—	—

M&E - 1.50%	2,827,957	797,626	353,496	37,108

M&E - 1.65%	12,946,092	3,840,174	2,404,845	159,951

M&E - 1.85%	197,242	82,869	42,516	—

M&E - 2.15%	659,549	190,494	124,081	—

Accumulation unit value - Service:
M&E - 1.40%	$1.268419	$1.131794	$1.072688	$1.141396

M&E - 1.50%	$1.165967	$1.205808	$0.821333	$0.787455

M&E - 1.65%	$1.156256	$1.195759	$0.815687	$0.780921

M&E - 1.85%	$1.601104	$1.420893	$1.302806	$—

M&E - 2.15%	$1.588607	$1.409780	$1.292627	$—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	Fidelity-VIP Mid Cap Subaccount	Fidelity-VIP Value Strategies Subaccount
Assets
Investment in securities:
Number of shares - Initial	—	—

Cost	$—	$—

Number of shares - Service	693,774.324	611,157.489

Cost	$15,386,723	$6,895,277

Investments in mutual funds, at net asset value	$24,053,156	$8,568,428
Receivable for units sold	—	—

Total assets	24,053,156	8,568,428

Liabilities
Payable for units redeemed	17	3

	$24,053,139	$8,568,425

Net Assets:
Deferred annuity contracts terminable by owners	$24,053,139	$8,568,425

Total net assets	$24,053,139	$8,568,425

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	Fidelity-VIP Mid Cap Subaccount	Fidelity-VIP Value Strategies Subaccount
Accumulation units outstanding - Initial:
M&E - 1.40%	—	—

M&E - 1.50%	—	—

M&E - 1.65%	—	—

M&E - 1.85%	—	—

M&E - 2.15%	—	—

Accumulation unit value - Initial:
M&E - 1.40%	$—	$—

M&E - 1.50%	$—	$—

M&E - 1.65%	$—	$—

M&E - 1.85%	$—	$—

M&E - 2.15%	$—	$—

Accumulation units outstanding - Service:
M&E - 1.40%	155,896	37,207

M&E - 1.50%	1,345,697	449,416

M&E - 1.65%	10,808,650	5,239,413

M&E - 1.85%	152,564	192,081

M&E - 2.15%	772,718	471,967

Accumulation unit value - Service:
M&E - 1.40%	$1.397981	$1.124168

M&E - 1.50%	$1.825525	$1.312926

M&E - 1.65%	$1.810309	$1.305847

M&E - 1.85%	$1.970736	$1.657680

M&E - 2.15%	$1.955351	$1.644751

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Statements of Operations

Year Ended December 31, 2005

	Asset Allocation- Growth Subaccount	Asset Allocation- Conservative Subaccount	Asset Allocation- Moderate Subaccount	Asset Allocation- Moderate Growth Subaccount
Net investment income (loss)
Income:
Dividends	$107,828	$426,725	$952,055	$718,394
Expenses:
Administrative, mortality and expense risk charge	423,186	263,666	866,130	1,040,301

Net investment income (loss)	(315,358)	163,059	85,925	(321,907)
Net realized and unrealized capital gains (losses)on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	1,205,541	1,161,270	2,182,250	2,192,698
Proceeds from sales	3,544,023	10,937,820	6,120,686	5,796,368
Cost of investments sold	2,823,024	10,444,092	5,232,721	4,624,806

Net realized capital gains (losses) on investments	1,926,540	1,654,998	3,070,215	3,364,260
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	2,417,519	1,271,032	5,278,065	4,820,034
End of period	3,413,200	69,018	5,389,451	7,583,188

Net change in unrealized appreciation/depreciation of investments	995,681	(1,202,014)	111,386	2,763,154

Net realized and unrealized capital gains (losses) on investments	2,922,221	452,984	3,181,601	6,127,414

Increase (decrease) in net assets from operations	$2,606,863	$616,043	$3,267,526	$5,805,507

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Statements of Operations

Year Ended December 31, 2005

	American Century Large Company Value Subaccount	American Century International Subaccount	Capital Guardian Global Subaccount	Capital Guardian U.S. Equity Subaccount
Net investment income (loss)
Income:
Dividends	$12,822	$36,416	$96,536	$73,002
Expenses:
Administrative, mortality and expense risk charge	32,515	81,220	362,571	217,235

Net investment income (loss)	(19,693)	(44,804)	(266,035)	(144,233)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	74,758	452,914	695,190	383,246
Proceeds from sales	1,086,856	1,192,993	4,193,123	1,811,120
Cost of investments sold	963,647	974,162	3,595,088	1,659,601

Net realized capital gains (losses) on investments	197,967	671,745	1,293,225	534,765
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	421,110	717,877	4,829,489	2,440,560
End of period	270,236	636,480	5,643,750	2,676,160

Net change in unrealized appreciation/depreciation of investments	(150,874)	(81,397)	814,261	235,600

Net realized and unrealized capital gains (losses) on investments	47,093	590,348	2,107,486	770,365

Increase (decrease) in net assets from operations	$27,400	$545,544	$1,841,451	$626,132

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Statements of Operations

Year Ended December 31, 2005

	Capital Guardian Value Subaccount	Clarion Global Real Estate Securities Subaccount	Transamerica Small/Mid Cap Value Subaccount	Great Companies- AmericaSM Subaccount
Net investment income (loss)
Income:
Dividends	$349,419	$73,917	$115,659	$8,274
Expenses:
Administrative, mortality and expense risk charge	600,914	74,123	444,713	15,638

Net investment income (loss)	(251,495)	(206)	(329,054)	(7,364)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	1,821,307	359,523	1,226,538	—
Proceeds from sales	5,977,293	2,012,283	5,938,307	130,362
Cost of investments sold	5,845,465	1,563,890	5,106,791	108,575

Net realized capital gains (losses) on investments	1,953,135	807,916	2,058,054	21,787
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	6,717,589	854,263	8,638,379	102,965
End of period	7,148,152	521,344	9,953,479	108,183

Net change in unrealized appreciation/depreciation of investments	430,563	(332,919)	1,315,100	5,218

Net realized and unrealized capital gains (losses) on investments	2,383,698	474,997	3,373,154	27,005

Increase (decrease) in net assets from operations	$2,132,203	$474,791	$3,044,100	$19,641

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Statements of Operations

Year Ended December 31, 2005

	Great Companies- TechnologySM Subaccount	Transamerica Balanced Subaccount	Templeton Great Companies Global Subaccount	Janus Growth (A/T) Subaccount
Net investment income (loss)
Income:
Dividends	$3,686	$10,262	$24,596	$—
Expenses:
Administrative, mortality and expense risk charge	15,891	12,707	38,380	490,291

Net investment income (loss)	(12,205)	(2,445)	(13,784)	(490,291)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	55,349	—	—
Proceeds from sales	811,109	362,950	324,229	8,185,133
Cost of investments sold	800,030	315,526	394,646	5,794,010

Net realized capital gains (losses) on investments	11,079	102,773	(70,417)	2,391,123
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	74,821	111,637	94,173	9,613,481
End of period	61,570	55,950	326,613	9,915,860

Net change in unrealized appreciation/depreciation of investments	(13,251)	(55,687)	232,440	302,379

Net realized and unrealized capital gains (losses) on investments	(2,172)	47,086	162,023	2,693,502

Increase (decrease) in net assets from operations	$(14,377)	$44,641	$148,239	$2,203,211

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Statements of Operations

Year Ended December 31, 2005

	Jennison Growth Subaccount	J.P. Morgan Enhanced Index Subaccount	Marsico Growth Subaccount	MFS High Yield Subaccount
Net investment income (loss)
Income:
Dividends	$5,543	$200,424	$1,321	$548,222
Expenses:
Administrative, mortality and expense risk charge	45,728	273,171	51,166	113,515

Net investment income (loss)	(40,185)	(72,747)	(49,845)	434,707
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	168,507	—	—	166,659
Proceeds from sales	1,470,921	5,421,986	950,165	4,499,407
Cost of investments sold	1,792,606	6,731,247	869,794	4,170,479

Net realized capital gains (losses) on investments	(153,178)	(1,309,261)	80,371	495,587
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(106,510)	(1,035,742)	267,419	608,838
End of period	374,978	591,249	452,334	(320,167)

Net change in unrealized appreciation/depreciation of investments	481,488	1,626,991	184,915	(929,005)

Net realized and unrealized capital gains (losses) on investments	328,310	317,730	265,286	(433,418)

Increase (decrease) in net assets from operations	$288,125	$244,983	$215,441	$1,289

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Statements of Operations

Year Ended December 31, 2005

	Mercury Large Cap Value Subaccount	PIMCO Total Return Subaccount	Salomon All Cap Subaccount	Transamerica Convertible Securities Subaccount
Net investment income (loss)
Income:
Dividends	$24,042	$252,854	$79,282	$61,146
Expenses:
Administrative, mortality and expense risk charge	58,191	232,212	216,113	44,061

Net investment income (loss)	(34,149)	20,642	(136,831)	17,085
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	195,183	330,671	—	279,376
Proceeds from sales	1,258,651	5,431,747	2,303,351	852,996
Cost of investments sold	979,778	5,252,253	2,163,159	814,162

Net realized capital gains (losses) on investments	474,056	510,165	140,192	318,210
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	719,188	374,209	2,341,045	178,227
End of period	724,863	(69,953)	2,609,048	(69,305)

Net change in unrealized appreciation/depreciation of investments	5,675	(444,162)	268,003	(247,532)

Net realized and unrealized capital gains (losses) on investments	479,731	66,003	408,195	70,678

Increase (decrease) in net assets from operations	$445,582	$86,645	$271,364	$87,763

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Statements of Operations

Year Ended December 31, 2005

	Transamerica Equity Subaccount	Transamerica Growth Opportunities Subaccount	Transamerica U.S. Government Securities Subaccount	Transamerica U.S. Government Securities-PAM Subaccount
Net investment income (loss)
Income:
Dividends	$52,496	$—	$433,754	$—
Expenses:
Administrative, mortality and expense risk charge	230,895	53,348	178,318	930

Net investment income (loss)	(178,399)	(53,348)	255,436	(930)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	233,199	235,854	136,092	—
Proceeds from sales	5,298,868	1,233,410	3,485,797	301,552
Cost of investments sold	4,636,704	1,105,671	3,524,136	297,056

Net realized capital gains (losses) on investments	895,363	363,593	97,753	4,496
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	3,447,269	373,993	(51,581)	(49)
End of period	4,638,891	475,728	(347,768)	(3)

Net change in unrealized appreciation/depreciation of investments	1,191,622	101,735	(296,187)	46

Net realized and unrealized capital gains (losses) on investments	2,086,985	465,328	(198,434)	4,542

Increase (decrease) in net assets from operations	$1,908,586	$411,980	$57,002	$3,612

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Statements of Operations

Year Ended December 31, 2005

	Transamerica Money Market Subaccount	T. Rowe Price Equity Income Subaccount	T. Rowe Price Growth Stock Subaccount	T. Rowe Price Small Cap Subaccount
Net investment income (loss)
Income:
Dividends	$415,694	$709,316	$125,905	$—
Expenses:
Administrative, mortality and expense risk charge	245,609	643,845	411,326	109,176

Net investment income (loss)	170,085	65,471	(285,421)	(109,176)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	(41)	3,015,613	—	1,222,206
Proceeds from sales	26,840,329	5,953,377	5,584,887	2,037,871
Cost of investments sold	26,840,329	5,358,081	6,573,643	1,517,548

Net realized capital gains (losses) on investments	(41)	3,610,909	(988,756)	1,742,529
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	6,600,318	(1,556,684)	1,178,650
End of period	—	3,854,932	773,843	82,974

Net change in unrealized appreciation/depreciation of investments	—	(2,745,386)	2,330,527	(1,095,676)

Net realized and unrealized capital gains (losses) on investments	(41)	865,523	1,341,771	646,853

Increase (decrease) in net assets from operations	$170,044	$930,994	$1,056,350	$537,677

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Statements of Operations

Year Ended December 31, 2005

	Van Kampen Active International Allocation Subaccount	Van Kampen Large Cap Core Subaccount	Van Kampen Mid-Cap Growth Subaccount	AIM V.I. Basic Value Subaccount
Net investment income (loss)
Income:
Dividends	$477,177	$265,932	$1,325	$—
Expenses:
Administrative, mortality and expense risk charge	227,543	311,039	29,653	31,598

Net investment income (loss)	249,634	(45,107)	(28,328)	(31,598)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	22,036
Proceeds from sales	3,183,092	3,993,120	449,008	333,371
Cost of investments sold	2,318,060	5,271,903	341,290	224,569

Net realized capital gains (losses) on investments	865,032	(1,278,783)	107,718	130,838
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	4,237,533	(1,312,185)	314,249	480,875
End of period	4,733,731	1,393,390	326,716	450,199

Net change in unrealized appreciation/depreciation of investments	496,198	2,705,575	12,467	(30,676)

Net realized and unrealized capital gains (losses) on investments	1,361,230	1,426,792	120,185	100,162

Increase (decrease) in net assets from operations	$1,610,864	$1,381,685	$91,857	$68,564

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Statements of Operations

Year Ended December 31, 2005

	AIM V.I. Capital Appreciation Subaccount	AllianceBernstein Growth & Income Subaccount	AllianceBernstein Large Cap Growth Subaccount	Janus Aspen-Mid Cap Growth Subaccount
Net investment income (loss)
Income:
Dividends	$—	$49,564	$—	$—
Expenses:
Administrative, mortality and expense risk charge	3,125	62,981	19,833	20,063

Net investment income (loss)	(3,125)	(13,417)	(19,833)	(20,063)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	93,526	866,357	240,686	587,323
Cost of investments sold	68,972	757,482	184,891	504,346

Net realized capital gains (losses) on investments	24,554	108,875	55,795	82,977
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	48,375	717,868	154,560	139,706
End of period	37,825	727,712	281,762	183,312

Net change in unrealized appreciation/depreciation of investments	(10,550)	9,844	127,202	43,606

Net realized and unrealized capital gains (losses) on investments	14,004	118,719	182,997	126,583

Increase (decrease) in net assets from operations	$10,879	$105,302	$163,164	$106,520

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Statements of Operations

Year Ended December 31, 2005

	Janus Aspen- Mid Cap Value Subaccount	Janus Aspen- Worldwide Growth Subaccount	MFS New Discovery Subaccount	MFS Total Return Subaccount
Net investment income (loss)
Income:
Dividends	$2,509	$19,617	$—	$184,474
Expenses:
Administrative, mortality and expense risk charge	5,942	27,296	9,355	161,838

Net investment income (loss)	(3,433)	(7,679)	(9,355)	22,636
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	37,526	—	—	396,704
Proceeds from sales	57,657	317,959	449,076	1,560,743
Cost of investments sold	38,808	276,109	431,687	1,298,442

Net realized capital gains (losses) on investments	56,375	41,850	17,389	659,005
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	134,309	127,561	47,687	1,357,694
End of period	110,040	149,783	43,013	764,101

Net change in unrealized appreciation/depreciation of investments	(24,269)	22,222	(4,674)	(593,593)

Net realized and unrealized capital gains (losses) on investments	32,106	64,072	12,715	65,412

Increase (decrease) in net assets from operations	$28,673	$56,393	$3,360	$88,048

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Statements of Operations

Year Ended December 31, 2005

	Fidelity-VIP Contrafund® Subaccount	Fidelity-VIP Equity-Income Subaccount	Fidelity-VIP Growth Subaccount	Fidelity-VIP Growth Opportunities Subaccount
Net investment income (loss)
Income:
Dividends	$19,746	$91,536	$10,090	$1,134
Expenses:
Administrative, mortality and expense risk charge	268,041	99,440	49,480	2,580

Net investment income (loss)	(248,295)	(7,904)	(39,390)	(1,446)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	2,821	226,297	—	—
Proceeds from sales	1,349,375	1,518,547	1,741,489	58,299
Cost of investments sold	1,020,076	1,153,102	1,507,995	53,208

Net realized capital gains (losses) on investments	332,120	591,742	233,494	5,091
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	3,697,413	1,216,531	587,198	29,618
End of period	5,972,094	848,189	463,958	36,029

Net change in unrealized appreciation/depreciation of investments	2,274,681	(368,342)	(123,240)	6,411

Net realized and unrealized capital gains (losses) on investments	2,606,801	223,400	110,254	11,502

Increase (decrease) in net assets from operations	$2,358,506	$215,496	$70,864	$10,056

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Statements of Operations

Year Ended December 31, 2005

	Fidelity-VIP Mid Cap Subaccount	Fidelity-VIP Value Strategies Subaccount
Net investment income (loss)
Income:
Dividends	$—	$—
Expenses:
Administrative, mortality and expense risk charge	356,304	136,537

Net investment income (loss)	(356,304)	(136,537)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	350,552	265,545
Proceeds from sales	3,920,254	1,935,280
Cost of investments sold	2,398,880	1,195,189

Net realized capital gains (losses) on investments	1,871,926	1,005,636
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	6,878,553	2,508,978
End of period	8,666,433	1,673,151

Net change in unrealized appreciation/depreciation of investments	1,787,880	(835,827)

Net realized and unrealized capital gains (losses) on investments	3,659,806	169,809

Increase (decrease) in net assets from operations	$3,303,502	$33,272

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004

	Asset Allocation-Growth Subaccount		Asset Allocation-Conservative Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$(315,358)	$(250,302)	$163,059	$(185,996)
Net realized capital gains (losses) on investments	1,926,540	1,486,899	1,654,998	1,530,596
Net change in unrealized appreciation/ depreciation of investments	995,681	742,271	(1,202,014)	118,147

Increase (decrease) in net assets from operations	2,606,863	1,978,868	616,043	1,462,747
Contract transactions
Net contract purchase payments	4,814,515	6,528,673	5,185,792	2,911,296
Transfer payments from (to) other subaccounts or general account	2,458,623	3,725,206	(2,840,311)	7,647,462
Contract terminations, withdrawals, and other deductions	(1,683,289)	(918,537)	(2,330,400)	(1,794,963)
Contract maintenance charges	(79,646)	(45,206)	(52,224)	(37,875)

Increase (decrease) in net assets from contract transactions	5,510,203	9,290,136	(37,143)	8,725,920

Net increase (decrease) in net assets	8,117,066	11,269,004	578,900	10,188,667
Net assets:
Beginning of the period	20,876,959	9,607,955	18,894,538	8,705,871

End of the period	$28,994,025	20,876,959	$19,473,438	18,894,538

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004

	Asset Allocation-Moderate Subaccount		Asset Allocation-Moderate Growth Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$85,925	$(413,132)	$(321,907)	$(458,998)
Net realized capital gains (losses) on investments	3,070,215	1,340,122	3,364,260	3,723,486
Net change in unrealized appreciation/ depreciation of investments	111,386	2,142,268	2,763,154	287,265

Increase (decrease) in net assets from operations	3,267,526	3,069,258	5,805,507	3,551,753
Contract transactions
Net contract purchase payments	19,415,090	16,423,504	23,513,088	13,625,111
Transfer payments from (to) other subaccounts or general account	9,362,688	2,187,157	13,038,849	(1,988,805)
Contract terminations, withdrawals, and other deductions	(5,407,643)	(2,611,518)	(5,069,056)	(3,962,709)
Contract maintenance charges	(139,364)	(75,236)	(189,103)	(104,602)

Increase (decrease) in net assets from contract transactions	23,230,771	15,923,907	31,293,778	7,568,995

Net increase (decrease) in net assets	26,498,297	18,993,165	37,099,285	11,120,748
Net assets:
Beginning of the period	39,873,574	20,880,409	41,451,502	30,330,754

End of the period	$66,371,871	39,873,574	$78,550,787	41,451,502

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004

	American Century Large Company Value Subaccount		American Century International Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$(19,693)	$(13,661)	$(44,804)	$(67,529)
Net realized capital gains (losses) on investments	197,967	103,139	671,745	153,608
Net change in unrealized appreciation/ depreciation of investments	(150,874)	141,155	(81,397)	410,367

Increase (decrease) in net assets from operations	27,400	230,633	545,544	496,446
Contract transactions
Net contract purchase payments	167,496	201,285	630,064	498,236
Transfer payments from (to) other subaccounts or general account	(672,234)	743,357	70,975	1,569,483
Contract terminations, withdrawals, and other deductions	(127,983)	(177,030)	(379,847)	(874,942)
Contract maintenance charges	(5,271)	(4,743)	(16,942)	(14,209)

Increase (decrease) in net assets from contract transactions	(637,992)	762,869	304,250	1,178,568

Net increase (decrease) in net assets	(610,592)	993,502	849,794	1,675,014
Net assets:
Beginning of the period	2,516,716	1,523,214	4,732,815	3,057,801

End of the period	$1,906,124	2,516,716	$5,582,609	4,732,815

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004

	Capital Guardian Global Subaccount		Capital Guardian U.S. Equity Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$(266,035)	$(275,050)	$(144,233)	$(179,826)
Net realized capital gains (losses) on investments	1,293,225	296,058	534,765	50,665
Net change in unrealized appreciation/ depreciation of investments	814,261	1,885,702	235,600	1,125,580

Increase (decrease) in net assets from operations	1,841,451	1,906,710	626,132	996,419
Contract transactions
Net contract purchase payments	1,257,545	1,324,102	640,618	749,088
Transfer payments from (to) other subaccounts or general account	8,954	1,859,409	545,458	(114,915)
Contract terminations, withdrawals, and other deductions	(2,514,802)	(1,673,695)	(889,621)	(779,451)
Contract maintenance charges	(74,574)	(68,203)	(33,182)	(31,928)

Increase (decrease) in net assets from contract transactions	(1,322,877)	1,441,613	263,273	(177,206)

Net increase (decrease) in net assets	518,574	3,348,323	889,405	819,213
Net assets:
Beginning of the period	23,178,319	19,829,996	13,684,479	12,865,266

End of the period	$23,696,893	23,178,319	$14,573,884	13,684,479

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004

	Capital Guardian Value Subaccount		Clarion Global Real Estate Securities Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$(251,495)	$(206,054)	$(206)	$12,819
Net realized capital gains (losses) on investments	1,953,135	(710,130)	807,916	388,830
Net change in unrealized appreciation/ depreciation of investments	430,563	5,819,095	(332,919)	468,136

Increase (decrease) in net assets from operations	2,132,203	4,902,911	474,791	869,785
Contract transactions
Net contract purchase payments	1,811,675	1,495,852	437,520	601,446
Transfer payments from (to) other subaccounts or general account	(858,852)	95,963	(295,027)	924,161
Contract terminations, withdrawals, and other deductions	(3,373,362)	(2,447,506)	(354,048)	(206,420)
Contract maintenance charges	(55,653)	(54,866)	(10,572)	(8,549)

Increase (decrease) in net assets from contract transactions	(2,476,192)	(910,557)	(222,127)	1,310,638

Net increase (decrease) in net assets	(343,989)	3,992,354	252,664	2,180,423
Net assets:
Beginning of the period	37,971,589	33,979,235	4,253,502	2,073,079

End of the period	$37,627,600	37,971,589	$4,506,166	4,253,502

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004

	Transamerica Small/Mid Cap Value Subaccount		Great Companies-AmericaSM Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$(329,054)	$(473,922)	$(7,364)	$(10,575)
Net realized capital gains (losses) on investments	2,058,054	(536,427)	21,787	27,894
Net change in unrealized appreciation/ depreciation of investments	1,315,100	4,862,693	5,218	(21,937)

Increase (decrease) in net assets from operations	3,044,100	3,852,344	19,641	(4,618)
Contract transactions
Net contract purchase payments	228,215	357,704	22,820	202,651
Transfer payments from (to) other subaccounts or general account	(1,150,886)	(2,229,251)	(38,641)	40,141
Contract terminations, withdrawals, and other deductions	(4,166,940)	(3,267,641)	(31,773)	(72,832)
Contract maintenance charges	(38,517)	(43,479)	(3,000)	(2,725)

Increase (decrease) in net assets from contract transactions	(5,128,128)	(5,182,667)	(50,594)	167,235

Net increase (decrease) in net assets	(2,084,028)	(1,330,323)	(30,953)	162,617
Net assets:
Beginning of the period	29,517,935	30,848,258	958,298	795,681

End of the period	$27,433,907	29,517,935	$927,345	958,298

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004

	Great Companies- TechnologySM Subaccount		Transamerica Balanced Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$(12,205)	$(17,296)	$(2,445)	$(3,580)
Net realized capital gains (losses) on investments	11,079	112,544	102,773	53,387
Net change in unrealized appreciation/ depreciation of investments	(13,251)	(15,035)	(55,687)	23,991

Increase (decrease) in net assets from operations	(14,377)	80,213	44,641	73,798
Contract transactions
Net contract purchase payments	53,660	84,120	35,216	50,697
Transfer payments from (to) other subaccounts or general account	(277,811)	537,010	54,351	(92,465)
Contract terminations, withdrawals, and other deductions	(37,950)	(130,097)	(147,994)	(55,604)
Contract maintenance charges	(3,892)	(3,113)	(2,243)	(2,297)

Increase (decrease) in net assets from contract transactions	(265,993)	487,920	(60,670)	(99,669)

Net increase (decrease) in net assets	(280,370)	568,133	(16,029)	(25,871)
Net assets:
Beginning of the period	1,295,203	727,070	880,854	906,725

End of the period	$1,014,833	1,295,203	$864,825	880,854

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004

	Templeton Great Companies Global Subaccount		Janus Growth (A/T) Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$(13,784)	$(25,556)	$(490,291)	$(539,332)
Net realized capital gains (losses) on investments	(70,417)	(72,622)	2,391,123	1,227,393
Net change in unrealized appreciation/depreciation of investments	232,440	271,024	302,379	3,540,038

Increase (decrease) in net assets from operations	148,239	172,846	2,203,211	4,228,099
Contract transactions
Net contract purchase payments	131,042	95,363	229,746	172,406
Transfer payments from (to) other subaccounts or general account	396,276	1,446,627	(3,729,228)	(2,149,819)
Contract terminations, withdrawals, and other deductions	(139,129)	(97,011)	(3,627,924)	(2,432,481)
Contract maintenance charges	(9,144)	(5,905)	(36,739)	(41,961)

Increase (decrease) in net assets from contract transactions	379,045	1,439,074	(7,164,145)	(4,451,855)

Net increase (decrease) in net assets	527,284	1,611,920	(4,960,934)	(223,756)
Net assets:
Beginning of the period	2,246,728	634,808	34,280,795	34,504,551

End of the period	$2,774,012	2,246,728	$29,319,861	34,280,795

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004

	Jennison Growth Subaccount		J.P. Morgan Enhanced Index Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$(40,185)	$(54,338)	$(72,747)	$(146,241)
Net realized capital gains (losses) on investments	(153,178)	(490,920)	(1,309,261)	(1,008,112)
Net change in unrealized appreciation/depreciation of investments	481,488	798,782	1,626,991	2,725,636

Increase (decrease) in net assets from operations	288,125	253,524	244,983	1,571,283
Contract transactions
Net contract purchase payments	19,521	36,221	279,839	1,636,242
Transfer payments from (to) other subaccounts or general account	(878,486)	432,884	(1,243,221)	(598,950)
Contract terminations, withdrawals, and other deductions	(285,916)	(341,470)	(2,601,122)	(1,287,291)
Contract maintenance charges	(4,984)	(6,028)	(30,351)	(28,726)

Increase (decrease) in net assets from contract transactions	(1,149,865)	121,607	(3,594,855)	(278,725)

Net increase (decrease) in net assets	(861,740)	375,131	(3,349,872)	1,292,558
Net assets:
Beginning of the period	3,801,995	3,426,864	18,574,001	17,281,443

End of the period	$2,940,255	3,801,995	$15,224,129	18,574,001

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004

	Marsico Growth Subaccount		MFS High Yield Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$(49,845)	$(36,442)	$434,707	$303,926
Net realized capital gains (losses) on investments	80,371	(6,434)	495,587	531,521
Net change in unrealized appreciation/depreciation of investments	184,915	273,848	(929,005)	(242,052)

Increase (decrease) in net assets from operations	215,441	230,972	1,289	593,395
Contract transactions
Net contract purchase payments	721,785	453,010	156,210	385,905
Transfer payments from (to) other subaccounts or general account	314,059	461,745	(1,873,529)	(38,671)
Contract terminations, withdrawals, and other deductions	(220,743)	(284,618)	(549,488)	(1,075,542)
Contract maintenance charges	(6,651)	(5,608)	(13,186)	(14,198)

Increase (decrease) in net assets from contract transactions	808,450	624,529	(2,279,993)	(742,506)

Net increase (decrease) in net assets	1,023,891	855,501	(2,278,704)	(149,111)
Net assets:
Beginning of the period	2,677,985	1,822,484	8,409,952	8,559,063

End of the period	$3,701,876	2,677,985	$6,131,248	8,409,952

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004

	Mercury Large Cap Value Subaccount		PIMCO Total Return Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$(34,149)	$(18,402)	$20,642	$(20,333)
Net realized capital gains (losses) on investments	474,056	124,485	510,165	556,227
Net change in unrealized appreciation/depreciation of investments	5,675	309,353	(444,162)	(94,313)

Increase (decrease) in net assets from operations	445,582	415,436	86,645	441,581
Contract transactions
Net contract purchase payments	415,280	102,372	980,798	1,747,636
Transfer payments from (to) other subaccounts or general account	876,181	(374,324)	(2,586,957)	(784,552)
Contract terminations, withdrawals, and other deductions	(387,958)	(212,651)	(1,301,681)	(2,156,862)
Contract maintenance charges	(9,740)	(8,820)	(40,368)	(40,584)

Increase (decrease) in net assets from contract transactions	893,763	(493,423)	(2,948,208)	(1,234,362)

Net increase (decrease) in net assets	1,339,345	(77,987)	(2,861,563)	(792,781)
Net assets:
Beginning of the period	2,929,454	3,007,441	16,122,634	16,915,415

End of the period	$4,268,799	2,929,454	$13,261,071	16,122,634

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004

	Salomon All Cap Subaccount		Transamerica Convertible Securities Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$(136,831)	$(195,327)	$17,085	$4,678
Net realized capital gains (losses) on investments	140,192	85,799	318,210	96,938
Net change in unrealized appreciation/depreciation of investments	268,003	1,091,203	(247,532)	70,308

Increase (decrease) in net assets from operations	271,364	981,675	87,763	171,924
Contract transactions
Net contract purchase payments	330,261	781,249	1,100,114	888,801
Transfer payments from (to) other subaccounts or general account	(757,704)	165,967	127,368	433,428
Contract terminations, withdrawals, and other deductions	(939,706)	(1,094,328)	(558,076)	(187,943)
Contract maintenance charges	(38,163)	(40,503)	(4,960)	(3,572)

Increase (decrease) in net assets from contract transactions	(1,405,312)	(187,615)	664,446	1,130,714

Net increase (decrease) in net assets	(1,133,948)	794,060	752,209	1,302,638
Net assets:
Beginning of the period	14,182,819	13,388,759	2,399,729	1,097,091

End of the period	$13,048,871	14,182,819	$3,151,938	2,399,729

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004

	Transamerica Equity Subaccount		Transamerica Growth Opportunities Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$(178,399)	$(203,706)	$(53,348)	$(42,573)
Net realized capital gains (losses) on investments	895,363	116,500	363,593	204,491
Net change in unrealized appreciation/depreciation of investments	1,191,622	1,743,842	101,735	173,395

Increase (decrease) in net assets from operations	1,908,586	1,656,636	411,980	335,313
Contract transactions
Net contract purchase payments	1,109,965	693,355	118,435	193,441
Transfer payments from (to) other subaccounts or general account	(415,681)	2,629,459	1,348,578	2,213,337
Contract terminations, withdrawals, and other deductions	(1,391,738)	(570,734)	(732,654)	(161,261)
Contract maintenance charges	(44,458)	(41,979)	(10,178)	(7,733)

Increase (decrease) in net assets from contract transactions	(741,912)	2,710,101	724,181	2,237,784

Net increase (decrease) in net assets	1,166,674	4,366,737	1,136,161	2,573,097
Net assets:
Beginning of the period	14,833,532	10,466,795	3,576,577	1,003,480

End of the period	$16,000,206	14,833,532	$4,712,738	3,576,577

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004

	Transamerica U.S. Government Securities Subaccount		Transamerica US Government Securities-PAM Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$255,436	$256,059	$(930)	$29,601
Net realized capital gains (losses) on investments	97,753	269,598	4,496	(6,474)
Net change in unrealized appreciation/depreciation of investments	(296,187)	(316,218)	46	(49)

Increase (decrease) in net assets from operations	57,002	209,439	3,612	23,078
Contract transactions
Net contract purchase payments	356,909	304,581	—	—
Transfer payments from (to) other subaccounts or general account	(1,043,892)	(3,006,086)	(30,094)	18,779
Contract terminations, withdrawals, and other deductions	(1,758,784)	(2,312,817)	(381)	(11,024)
Contract maintenance charges	(12,130)	(16,738)	(274)	—

Increase (decrease) in net assets from contract transactions	(2,457,897)	(5,031,060)	(30,749)	7,755

Net increase (decrease) in net assets	(2,400,895)	(4,821,621)	(27,137)	30,833
Net assets:
Beginning of the period	12,259,024	17,080,645	30,833	—

End of the period	$9,858,129	12,259,024	$3,696	30,833

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004

	Transamerica Money Market Subaccount		T. Rowe Price Equity Income Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$170,085	$(115,627)	$65,471	$(137,111)
Net realized capital gains (losses) on investments	(41)	(31)	3,610,909	80,568
Net change in unrealized appreciation/depreciation of investments	—	—	(2,745,386)	4,832,524

Increase (decrease) in net assets from operations	170,044	(115,658)	930,994	4,775,981
Contract transactions
Net contract purchase payments	7,506,075	8,163,304	980,371	1,116,648
Transfer payments from (to) other subaccounts or general account	(1,590,782)	(6,168,100)	82,802	459,518
Contract terminations, withdrawals, and other deductions	(5,590,089)	(8,048,486)	(4,470,156)	(3,798,283)
Contract maintenance charges	(34,972)	(35,373)	(51,117)	(50,946)

Increase (decrease) in net assets from contract transactions	290,232	(6,088,655)	(3,458,100)	(2,273,063)

Net increase (decrease) in net assets	460,276	(6,204,313)	(2,527,106)	2,502,918
Net assets:
Beginning of the period	12,395,196	18,599,509	41,152,381	38,649,463

End of the period	$12,855,472	12,395,196	$38,625,275	41,152,381

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004

	T. Rowe Price Growth Stock Subaccount		T. Rowe Price Small Cap Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$(285,421)	$(390,236)	$(109,176)	$(110,754)
Net realized capital gains (losses) on investments	(988,756)	(590,019)	1,742,529	710,479
Net change in unrealized appreciation/depreciation of investments	2,330,527	3,015,364	(1,095,676)	(34,576)

Increase (decrease) in net assets from operations	1,056,350	2,035,109	537,677	565,149
Contract transactions
Net contract purchase payments	579,510	673,322	216,563	698,367
Transfer payments from (to) other subaccounts or general account	(1,328,757)	46,959	(413,956)	(90,404)
Contract terminations, withdrawals, and other deductions	(2,612,295)	(2,142,471)	(615,435)	(732,098)
Contract maintenance charges	(22,707)	(24,429)	(19,353)	(19,949)

Increase (decrease) in net assets from contract transactions	(3,384,249)	(1,446,619)	(832,181)	(144,084)

Net increase (decrease) in net assets	(2,327,899)	588,490	(294,504)	421,065
Net assets:
Beginning of the period	27,041,748	26,453,258	7,164,952	6,743,887

End of the period	$24,713,849	27,041,748	$6,870,448	7,164,952

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004

	Van Kampen Active International Allocation Subaccount		Van Kampen Large Cap Core Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$249,634	$77,951	$(45,107)	$10,180
Net realized capital gains (losses) on investments	865,032	477,874	(1,278,783)	(873,811)
Net change in unrealized appreciation/depreciation of investments	496,198	1,181,769	2,705,575	3,011,283

Increase (decrease) in net assets from operations	1,610,864	1,737,594	1,381,685	2,147,652
Contract transactions
Net contract purchase payments	443,995	340,536	75,769	268,650
Transfer payments from (to) other subaccounts or general account	910,751	767,433	(977,371)	(607,690)
Contract terminations, withdrawals, and other deductions	(2,037,464)	(1,122,290)	(2,389,695)	(2,022,904)
Contract maintenance charges	(19,835)	(14,831)	(20,036)	(23,906)

Increase (decrease) in net assets from contract transactions	(702,553)	(29,152)	(3,311,333)	(2,385,850)

Net increase (decrease) in net assets	908,311	1,708,442	(1,929,648)	(238,198)
Net assets:
Beginning of the period	14,360,666	12,652,224	21,247,604	21,485,802

End of the period	$15,268,977	14,360,666	$19,317,956	21,247,604

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004

	Van Kampen Mid-Cap Growth Subaccount		AIM V.I. Basic Value Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$(28,328)	$(32,970)	$(31,598)	$(29,999)
Net realized capital gains (losses) on investments	107,718	133,572	130,838	116,325
Net change in unrealized appreciation/depreciation of investments	12,467	(15,556)	(30,676)	76,429

Increase (decrease) in net assets from operations	91,857	85,046	68,564	162,755
Contract transactions
Net contract purchase payments	63,312	177,221	93,332	256,150
Transfer payments from (to) other subaccounts or general account	(70,942)	(414,508)	(49,308)	(34,531)
Contract terminations, withdrawals, and other deductions	(199,690)	(157,463)	(124,057)	(146,978)
Contract maintenance charges	(6,257)	(6,962)	(6,959)	(7,021)

Increase (decrease) in net assets from contract transactions	(213,577)	(401,712)	(86,992)	67,620

Net increase (decrease) in net assets	(121,720)	(316,666)	(18,428)	230,375
Net assets:
Beginning of the period	1,927,424	2,244,090	1,996,901	1,766,526

End of the period	$1,805,704	1,927,424	$1,978,473	1,996,901

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004

	AIM V.I. Capital Appreciation Subaccount		AllianceBernstein Growth & Income Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$(3,125)	$(3,853)	$(13,417)	$(33,914)
Net realized capital gains (losses) on investments	24,554	10,428	108,875	18,247
Net change in unrealized appreciation/depreciation of investments	(10,550)	3,555	9,844	345,334

Increase (decrease) in net assets from operations	10,879	10,130	105,302	329,667
Contract transactions
Net contract purchase payments	32,233	13,969	242,033	369,714
Transfer payments from (to) other subaccounts or general account	(57,621)	9,426	(314,397)	54,624
Contract terminations, withdrawals, and other deductions	(31,298)	(28,568)	(134,727)	(597,039)
Contract maintenance charges	(669)	(935)	(9,712)	(11,373)

Increase (decrease) in net assets from contract transactions	(57,355)	(6,108)	(216,803)	(184,074)

Net increase (decrease) in net assets	(46,476)	4,022	(111,501)	145,593
Net assets:
Beginning of the period	236,659	232,637	3,798,584	3,652,991

End of the period	$190,183	236,659	$3,687,083	3,798,584

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004

	AllianceBernstein Large Cap Growth Subaccount		Janus Aspen-Mid Cap Growth Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$(19,833)	$(16,161)	$(20,063)	$(17,621)
Net realized capital gains (losses) on investments	55,795	47,039	82,977	203,543
Net change in unrealized appreciation/depreciation of investments	127,202	30,248	43,606	(38,051)

Increase (decrease) in net assets from operations	163,164	61,126	106,520	147,871
Contract transactions
Net contract purchase payments	138,446	51,801	57,748	133,821
Transfer payments from (to) other subaccounts or general account	36,285	(29,284)	(203,771)	(7,789)
Contract terminations, withdrawals, and other deductions	(79,637)	(85,587)	(71,524)	(102,979)
Contract maintenance charges	(3,490)	(3,483)	(2,864)	(2,369)

Increase (decrease) in net assets from contract transactions	91,604	(66,553)	(220,411)	20,684

Net increase (decrease) in net assets	254,768	(5,427)	(113,891)	168,555
Net assets:
Beginning of the period	1,012,222	1,017,649	1,263,197	1,094,642

End of the period	$1,266,990	1,012,222	$1,149,306	1,263,197

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004

	Janus Aspen-Mid Cap Value Subaccount		Janus Aspen-Worldwide Growth Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$(3,433)	$6,366	$(7,679)	$(18,468)
Net realized capital gains (losses) on investments	56,375	15,338	41,850	284,039
Net change in unrealized appreciation/depreciation of investments	(24,269)	36,783	22,222	(216,111)

Increase (decrease) in net assets from operations	28,673	58,487	56,393	49,460
Contract transactions
Net contract purchase payments	16,911	6,896	50,956	299,118
Transfer payments from (to) other subaccounts or general account	(39,457)	3,047	(71,434)	(2,062,067)
Contract terminations, withdrawals, and other deductions	(12,180)	(37,219)	(149,575)	(116,785)
Contract maintenance charges	(1,332)	(1,281)	(5,583)	(7,828)

Increase (decrease) in net assets from contract transactions	(36,058)	(28,557)	(175,636)	(1,887,562)

Net increase (decrease) in net assets	(7,385)	29,930	(119,243)	(1,838,102)
Net assets:
Beginning of the period	405,008	375,078	1,764,524	3,602,626

End of the period	$397,623	405,008	$1,645,281	1,764,524

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004

	MFS New Discovery Subaccount		MFS Total Return Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$(9,355)	$(7,171)	$22,636	$(14,259)
Net realized capital gains (losses) on investments	17,389	1,845	659,005	186,370
Net change in unrealized appreciation/depreciation of investments	(4,674)	41,615	(593,593)	610,289

Increase (decrease) in net assets from operations	3,360	36,289	88,048	782,400
Contract transactions
Net contract purchase payments	99,198	83,393	369,123	776,528
Transfer payments from (to) other subaccounts or general account	(325,047)	273,346	455,882	2,612,472
Contract terminations, withdrawals, and other deductions	(19,832)	(23,379)	(1,219,470)	(641,688)
Contract maintenance charges	(996)	(866)	(39,565)	(32,270)

Increase (decrease) in net assets from contract transactions	(246,677)	332,494	(434,030)	2,715,042

Net increase (decrease) in net assets	(243,317)	368,783	(345,982)	3,497,442
Net assets:
Beginning of the period	753,259	384,476	10,202,950	6,705,508

End of the period	$509,942	753,259	$9,856,968	10,202,950

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004

	Fidelity-VIP Contrafund® Subaccount		Fidelity-VIP Equity-Income Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$(248,295)	$(183,447)	$(7,904)	$(14,956)
Net realized capital gains (losses) on investments	332,120	240,933	591,742	274,187
Net change in unrealized appreciation/depreciation of investments	2,274,681	1,616,350	(368,342)	301,479

Increase (decrease) in net assets from operations	2,358,506	1,673,836	215,496	560,710
Contract transactions
Net contract purchase payments	1,231,847	1,015,803	112,001	691,469
Transfer payments from (to) other subaccounts or general account	2,686,979	571,427	(234,491)	272,796
Contract terminations, withdrawals, and other deductions	(981,427)	(867,678)	(545,280)	(537,483)
Contract maintenance charges	(56,290)	(44,529)	(20,253)	(19,863)

Increase (decrease) in net assets from contract transactions	2,881,109	675,023	(688,023)	406,919

Net increase (decrease) in net assets	5,239,615	2,348,859	(472,527)	967,629
Net assets:
Beginning of the period	14,468,849	12,119,990	6,412,536	5,444,907

End of the period	$19,708,464	14,468,849	$5,940,009	6,412,536

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004

	Fidelity-VIP Growth Subaccount		Fidelity-VIP Growth Opportunities Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$(39,390)	$(58,781)	$(1,446)	$(2,831)
Net realized capital gains (losses) on investments	233,494	(54,338)	5,091	(725)
Net change in unrealized appreciation/depreciation of investments	(123,240)	166,709	6,411	11,169

Increase (decrease) in net assets from operations	70,864	53,590	10,056	7,613
Contract transactions
Net contract purchase payments	210,443	251,497	125	12,730
Transfer payments from (to) other subaccounts or general account	(1,499,110)	(53,920)	(44,537)	3,022
Contract terminations, withdrawals, and other deductions	(192,798)	(259,320)	(9,403)	(64,970)
Contract maintenance charges	(11,951)	(17,593)	(685)	(731)

Increase (decrease) in net assets from contract transactions	(1,493,416)	(79,336)	(54,500)	(49,949)

Net increase (decrease) in net assets	(1,422,552)	(25,746)	(44,444)	(42,336)
Net assets:
Beginning of the period	3,890,272	3,916,018	198,574	240,910

End of the period	$2,467,720	3,890,272	$154,130	198,574

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004

	Fidelity-VIP Mid Cap Subaccount		Fidelity-VIP Value Strategies Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$(356,304)	$(298,573)	$(136,537)	$(126,213)
Net realized capital gains (losses) on investments	1,871,926	1,020,676	1,005,636	555,559
Net change in unrealized appreciation/depreciation of investments	1,787,880	3,049,595	(835,827)	489,222

Increase (decrease) in net assets from operations	3,303,502	3,771,698	33,272	918,568
Contract transactions
Net contract purchase payments	1,691,112	999,601	833,075	952,880
Transfer payments from (to) other subaccounts or general account	276,000	439,280	(593,833)	602,317
Contract terminations, withdrawals, and other deductions	(1,878,332)	(1,488,213)	(513,530)	(552,101)
Contract maintenance charges	(63,352)	(56,004)	(32,288)	(29,574)

Increase (decrease) in net assets from contract transactions	25,428	(105,336)	(306,576)	973,522

Net increase (decrease) in net assets	3,328,930	3,666,362	(273,304)	1,892,090
Net assets:
Beginning of the period	20,724,209	17,057,847	8,841,729	6,949,639

End of the period	$24,053,139	20,724,209	$8,568,425	8,841,729

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Notes to Financial Statements

December 31, 2005

1. Organization and Summary of Significant Accounting Policies

Organization

The Transamerica Life Insurance Company Separate Account B – Transamerica Freedom Variable Annuity (the Mutual Fund Account) is a segregated investment account of Transamerica Life Insurance Company (Transamerica Life), an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. Each Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. The Mutual Fund Account consists of multiple investment subaccounts (each a Series Fund and collectively the Series Funds). Activity in these specific investment subaccounts is available to contract owners of the Transamerica Freedom Variable Annuity, the Transamerica Landmark Variable Annuity, and the Transamerica Landmark ML Variable Annuity, issued by Transamerica Life. The amounts reported herein represent the activity related to contract owners of the Transamerica Freedom Variable Annuity only. The remaining subaccounts (not included herein) are available to the contract owners of the Transamerica Landmark ML Variable Annuity. Activity in all but one of these specific subaccounts is available to contract owners. The Transamerica U.S. Government Securities-Portfolio Asset Manager-Service Class (“PAM”) (formerly known as Transamerica U.S. Government Securities-Safe Fund-Service Class) was added to the Fund portfolio only to facilitate a contract owner purchase option. If this option is elected, assets are automatically allocated from the contract owner’s other subaccounts into “PAM” when the policy value has dropped relative to the guaranteed amount.

Subaccount Investment by Fund:

AEGON/Transamerica Series Fund, Inc.:

Asset Allocation-Growth Portfolio

Asset Allocation-Conservative Portfolio

Asset Allocation-Moderate Portfolio

Asset Allocation-Moderate Growth Portfolio

American Century Large Company Value

American Century International

Capital Guardian Global

Capital Guardian U.S. Equity

Capital Guardian Value

Clarion Global Real Estate Securities

Transamerica Small/Mid Cap Value

Great Companies-AmericaSM

Great Companies-TechnologySM

Transamerica Balanced

Templeton Great Companies Global

Janus Growth (A/T)

Jennison Growth

J.P. Morgan Enhanced Index

Marsico Growth

MFS High Yield

Mercury Large Cap Value

PIMCO Total Return

Salomon All Cap

Transamerica Convertible Securities

Transamerica Equity

Transamerica Growth Opportunities

Transamerica U.S. Government Securities

Transamerica U.S. Government Securities-PAM

Transamerica Money Market

T. Rowe Price Equity Income

T. Rowe Price Growth Stock

T. Rowe Price Small Cap

Van Kampen Active International Allocation

Van Kampen Large Cap Core

Van Kampen Mid-Cap Growth

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Notes to Financial Statements

December 31, 2005

1. Organization and Summary of Significant Accounting Policies (continued)

Subaccount Investment by Fund: (continued)

AIM Variable Insurance Funds-Series II:

AIM V.I. Basic Value Fund

AIM V.I. Capital Appreciation Fund

AllianceBernstein Variable Products Series Fund, Inc.-Class B:

AllianceBernstein Growth & Income Portfolio

AllianceBernstein Large Cap Growth Portfolio

Janus Aspen Series-Service Shares:

Janus Aspen-Mid Cap Growth Portfolio

Janus Aspen-Mid Cap Value Portfolio

Janus Aspen-Worldwide Growth Portfolio

MFS® Variable Insurance TrustSM-Service Shares:

MFS New Discovery Series

MFS Total Return Series

Variable Insurance Products Fund-Service Class 2:

Fidelity-VIP Contrafund® Portfolio

Fidelity-VIP Equity-Income Portfolio

Fidelity-VIP Growth Portfolio

Fidelity-VIP Growth Opportunities Portfolio

Fidelity-VIP Mid Cap Portfolio

Fidelity-VIP Value Strategies Portfolio

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
Asset Allocation-Growth	May 1, 2002
Asset Allocation-Conservative	May 1, 2002
Asset Allocation-Moderate	May 1, 2002
Asset Allocation-Moderate Growth	May 1, 2002
American Century Large Company Value	May 1, 2001
American Century International	May 1, 2001
Clarion Real Estate Securities	May 1, 2002
Great Companies-AmericaSM	May 1, 2001
Great Companies-TechnologySM	May 1, 2001
Transamerica Balanced	May 1, 2002
Janus Growth (A/T)	May 1, 2003
PIMCO Total Return	May 1, 2002
Transamerica Convertible Securities	May 1, 2002
Transamerica Growth Opportunities	May 1, 2001
Transamerica U.S. Government Securities-PAM	November 3, 2003
Transamerica Money Market	May 1, 2003
Van Kampen Emerging Growth	May 1, 2001
AIM V.I. Basic Value	May 1, 2002
AIM V.I. Capital Appreciation	May 1, 2002
AllianceBernstein Growth & Income	May 1, 2001
AllianceBernstein Large Cap Growth	May 1, 2001
Janus Aspen-Mid Cap Value	May 1, 2003
MFS New Discovery Series	May 1, 2002
MFS Total Return Series	May 1, 2002
Fidelity-VIP Growth	May 1, 2001
Fidelity-VIP Value Strategies	May 1, 2002

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Notes to Financial Statements

December 31, 2005

1. Organization and Summary of Significant Accounting Policies (continued)

The following Portfolio name changes were made effective during the fiscal year ended December 31, 2005:

Portfolio	Formerly
AllianceBernstein Large Cap Growth	AllianceBernstein Premier Growth
Clarion Global Real Estate Securities	Clarion Real Estate Securities
Van Kampen Mid-Cap Growth	Van Kampen Emerging Growth

The following subaccounts are only available to contract owners that held an investment in the subaccount on the designated closing date:

Subaccount	Close Date
Marsico Growth	May 1, 2002
Fidelity-VIP Growth Opportunities	May 1, 2002
Janus Aspen-Mid Cap Value	May 1, 2002
Transamerica Small/Mid Cap Value	July 1, 2002

As of May 1, 2003, new contract holders may only invest in the Service Class subaccounts. The Initial Class subaccounts are only available to contract holders that had purchases prior to May 1, 2003. The Service Class has a Rule 12b-1 Plan (and higher expenses) and the Initial Class does not.

The Marsico subaccount was re-opened May 1, 2003. If the contract holder purchased the policy prior to May 1, 2003, they can only invest in the Initial Class. If the contract holder purchased the policy on May 1, 2003, or after, they may only invest in Service Class.

Investments

Net purchase payments received by the Mutual Fund Account for The Endeavor Platinum Variable Annuity are invested in the portfolios of the Series Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2005.

Realized capital gains and losses from sales of shares in the Series Funds are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Series Funds are included in the Statements of Operations.

Dividend Income

Dividends received from the Series Funds’ investments are reinvested to purchase additional mutual fund shares.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Notes to Financial Statements

December 31, 2005

2. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2005 were as follows:

	Purchases	Sales
AEGON/Transamerica Series Fund, Inc.:
Asset Allocation-Growth Portfolio-Initial Class	$3,282,495	$1,819,661
Asset Allocation-Growth Portfolio-Service Class	6,661,681	1,724,362
Asset Allocation-Conservative Portfolio-Initial Class	4,196,985	8,331,626
Asset Allocation-Conservative Portfolio-Service Class	8,028,000	2,606,194
Asset Allocation-Moderate Portfolio-Initial Class	9,033,597	2,352,505
Asset Allocation-Moderate Portfolio-Service Class	22,585,823	3,768,181
Asset Allocation-Moderate Growth Portfolio-Initial Class	13,424,694	4,070,509
Asset Allocation-Moderate Growth Portfolio-Service Class	25,535,945	1,725,859
American Century Large Company Value-Initial Class	259,237	353,579
American Century Large Company Value-Service Class	244,681	733,277
American Century International-Initial Class	1,024,296	889,854
American Century International-Service Class	881,063	303,139
Capital Guardian Global-Initial Class	1,784,200	3,271,510
Capital Guardian Global-Service Class	1,515,192	921,613
Capital Guardian U.S. Equity-Initial Class	1,769,254	1,717,021
Capital Guardian U.S. Equity-Service Class	544,123	94,099
Capital Guardian Value-Initial Class	2,862,912	4,881,052
Capital Guardian Value-Service Class	2,207,965	1,096,241
Clarion Global Real Estate Securities-Initial Class	1,062,798	1,202,772
Clarion Global Real Estate Securities-Service Class	1,086,629	809,511
Transamerica Small/Mid Cap Value-Initial Class	1,707,669	5,938,307
Great Companies-AmericaSM-Initial Class	22,061	111,614
Great Companies-AmericaSM-Service Class	50,348	18,748
Great Companies-TechnologySM-Initial Class	513,563	796,137
Great Companies-TechnologySM-Service Class	19,340	14,972
Transamerica Balanced-Initial Class	302,917	314,765
Transamerica Balanced-Service Class	52,267	48,185
Templeton Great Companies Global-Initial Class	366,869	310,142
Templeton Great Companies Global-Service Class	322,630	14,087

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Notes to Financial Statements

December 31, 2005

2. Investments (continued)

	Purchases	Sales
AEGON/Transamerica Series Fund, Inc.: (continued)
Janus Growth (A/T)-Initial Class	$525,248	$8,182,734
Janus Growth-Service Class	5,021	2,399
Jennison Growth-Initial Class	361,203	855,857
Jennison Growth-Service Class	88,166	615,064
J.P. Morgan Enhanced Index-Initial Class	1,326,180	5,350,654
J.P. Morgan Enhanced Index-Service Class	428,163	71,332
Marsico Growth-Initial Class	580,436	584,725
Marsico Growth-Service Class	1,128,302	365,440
MFS High Yield-Initial Class	2,543,020	4,064,016
MFS High Yield-Service Class	277,772	435,391
Mercury Large Cap Value-Initial Class	1,349,823	692,139
Mercury Large Cap Value-Sevice Class	963,619	566,512
PIMCO Total Return-Initial Class	1,553,956	4,847,763
PIMCO Total Return-Service Class	1,278,796	583,984
Salomon All Cap-Initial Class	471,280	1,988,474
Salomon All Cap-Service Class	289,930	314,877
Transamerica Convertible Securities-Initial Class	457,730	710,308
Transamerica Convertible Securities-Service Class	1,356,162	142,688
Transamerica Equity-Initial Class	1,450,761	2,751,943
Transamerica Equity-Service Class	3,160,955	2,546,925
Transamerica Growth Opportunities-Initial Class	494,794	994,808
Transamerica Growth Opportunities-Service Class	1,645,282	238,602
Transamerica U.S. Government Securities-Initial Class	1,154,666	3,132,534
Transamerica U.S. Government Securities-Service Class	264,757	353,263
Transamerica U.S. Government Securities-PAM-Service Class	269,876	301,552
Transamerica Money Market-Initial Class	11,477,237	11,388,837
Transamerica Money Market-Service Class	15,823,377	15,451,492
T. Rowe Price Equity Income-Initial Class	4,640,395	5,801,723
T. Rowe Price Equity Income-Service Class	935,950	151,654

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Notes to Financial Statements

December 31, 2005

2. Investments (continued)

	Purchases	Sales
AEGON/Transamerica Series Fund, Inc.: (continued)
T. Rowe Price Growth Stock-Initial Class	$682,103	$4,596,451
T. Rowe Price Growth Stock-Service Class	1,233,091	988,436
T. Rowe Price Small Cap-Initial Class	1,848,406	1,899,232
T. Rowe Price Small Cap-Service Class	470,284	138,639
Van Kampen Active International Allocation-Initial Class	1,717,198	2,159,744
Van Kampen Active International Allocation-Service Class	1,012,972	1,023,348
Van Kampen Large Cap Core-Initial Class	539,930	3,975,108
Van Kampen Large Cap Core-Service Class	96,742	18,012
Van Kampen Mid-Cap Growth-Initial Class	103,900	367,875
Van Kampen Mid-Cap Growth-Service Class	103,169	81,133
AIM Variable Insurance Funds-Series II:
AIM V.I. Basic Value Fund-Series II	236,815	333,371
AIM V.I. Capital Appreciation Fund-Series II	33,047	93,526
AllianceBernstein Variable Products Series Fund, Inc.-Class B:
AllianceBernstein Growth & Income Portfolio-Class B	636,173	866,357
AllianceBernstein Large Cap Growth Portfolio-Class B	312,445	240,686
Janus Aspen Series-Service Shares:
Janus Aspen-Mid Cap Growth Portfolio-Service Shares	346,849	587,323
Janus Aspen-Mid Cap Value Portfolio-Service Shares	55,693	57,657
Janus Aspen-Worldwide Growth Portfolio-Service Shares	134,635	317,959
MFS® Variable Insurance TrustSM-Service Class:
MFS New Discovery Series-Service Class	193,042	449,076
MFS Total Return Series-Service Class	1,546,039	1,560,743
Variable Insurance Products Fund-Service Class 2:
Fidelity-VIP Contrafund® Portfolio-Service Class 2	3,985,043	1,349,375
Fidelity-VIP Equity-Income Portfolio-Service Class 2	1,048,913	1,518,547
Fidelity-VIP Growth Portfolio-Service Class 2	208,682	1,741,489
Fidelity-VIP Growth Opportunities Portfolio-Service Class 2	2,353	58,299
Fidelity-VIP Mid Cap Portfolio-Service Class 2	3,939,940	3,920,254
Fidelity-VIP Value Strategies Portfolio-Service Class 2	1,757,694	1,935,280

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Notes to Financial Statements

December 31, 2005

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Asset Allocation- Growth Subaccount	Asset Allocation- Conservative Subaccount	Asset Allocation- Moderate Subaccount	Asset Allocation- Moderate Growth Subaccount	American Century Large Company Value Subaccount
Units outstanding at January 1, 2004	8,999,905	7,992,346	19,418,874	28,648,127	1,606,873
Units purchased	5,290,088	2,544,978	14,067,693	11,339,538	189,432
Units redeemed and transferred	2,470,870	5,407,220	(729,936)	(6,218,021)	393,368

Units outstanding at December 31, 2004	16,760,863	15,944,544	32,756,631	33,769,644	2,189,673
Units purchased	3,900,112	4,251,292	15,190,840	17,672,198	130,439
Units redeemed and transferred	151,098	(4,535,395)	3,182,343	6,616,688	(639,379)

Units outstanding at December 31, 2005	20,812,073	15,660,441	51,129,814	58,058,530	1,680,733

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Notes to Financial Statements

December 31, 2005

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	American Century International Subaccount	Capital Guardian Global Subaccount	Capital Guardian U.S. Equity Subaccount	Capital Guardian Value Subaccount	Clarion Global Real Estate Securities Subaccount
Units outstanding at January 1, 2004	3,779,584	16,475,306	15,078,368	15,084,663	1,668,070
Units purchased	496,035	1,072,187	713,080	973,202	451,337
Units redeemed and transferred	752,026	48,405	(1,114,911)	(550,662)	495,134

Units outstanding at December 31, 2004	5,027,645	17,595,898	14,676,537	15,507,203	2,614,541
Units purchased	568,020	961,741	546,015	1,086,550	283,483
Units redeemed and transferred	(430,510)	(1,988,124)	(423,460)	(1,522,060)	(410,623)

Units outstanding at December 31, 2005	5,165,155	16,569,515	14,799,092	15,071,693	2,487,401

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Notes to Financial Statements

December 31, 2005

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Transamerica Small/Mid Cap Value Subaccount	Great Companies- AmericaSM Subaccount	Great Companies- TechnologySM Subaccount	Transamerica Balanced Subaccount	Templeton Great Companies Global Subaccount
Units outstanding at January 1, 2004	9,450,223	844,070	1,037,118	860,226	1,219,407
Units purchased	114,700	183,814	86,873	46,255	125,931
Units redeemed and transferred	(1,396,272)	(49,985)	538,373	(143,744)	2,539,405

Units outstanding at December 31, 2004	8,168,651	977,899	1,662,364	762,737	3,884,743
Units purchased	67,632	22,851	74,531	33,682	210,134
Units redeemed and transferred	(567,677)	(82,850)	(461,526)	(91,509)	175,962

Units outstanding at December 31, 2005	7,668,606	917,900	1,275,369	704,910	4,270,839

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Notes to Financial Statements

December 31, 2005

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Janus Growth (A/T) Subaccount(1)	Jennison Growth Subaccount	J.P. Morgan Enhanced Index Subaccount	Marsico Growth Subaccount	MFS High Yield Subaccount
Units outstanding at January 1, 2004	1,702,725	4,616,290	13,231,723	2,469,928	7,722,469
Units purchased	29,208	49,801	1,329,967	424,927	354,755
Units redeemed and transferred	530,880	(188,151)	(1,453,570)	122,454	(1,044,239)

Units outstanding at December 31, 2004	2,262,813	4,477,940	13,108,120	3,017,309	7,032,985
Units purchased	11,871	37,917	210,183	578,356	133,220
Units redeemed and transferred	516,108	(1,247,689)	(2,705,649)	46,195	(2,026,879)

Units outstanding at December 31, 2005	2,790,792	3,268,168	10,612,654	3,641,860	5,139,326

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Notes to Financial Statements

December 31, 2005

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Mercury Large Cap Value Subaccount	PIMCO Total Return Subaccount	Salomon All Cap Subaccount	Transamerica Convertible Securities Subaccount	Transamerica Equity Subaccount
Units outstanding at January 1, 2004	2,665,988	15,636,212	13,098,067	977,135	15,626,573
Units purchased	83,755	1,665,689	672,540	752,822	809,589
Units redeemed and transferred	(526,863)	(2,725,521)	(951,278)	173,254	2,127,378

Units outstanding at December 31, 2004	2,222,880	14,576,380	12,819,329	1,903,211	18,563,540
Units purchased	260,614	926,956	332,521	912,040	964,356
Units redeemed and transferred	339,856	(3,508,029)	(1,635,818)	(375,177)	(2,402,996)

Units outstanding at December 31, 2005	2,823,350	11,995,307	11,516,032	2,440,074	17,124,900

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Notes to Financial Statements

December 31, 2005

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Transamerica Growth Opportunities Subaccount	Transamerica U.S. Government Securities Subaccount	Transamerica US Government Securities-PAM Subaccount(1)	Transamerica Money Market Subaccount(1)	T. Rowe Price Equity Income Subaccount
Units outstanding at January 1, 2004	831,293	11,856,817	—	14,902,755	15,774,953
Units purchased	150,544	282,737	1	8,594,115	705,595
Units redeemed and transferred	1,601,315	(3,720,657)	30,608	(13,267,069)	(1,356,745)

Units outstanding at December 31, 2004	2,583,152	8,418,897	30,609	10,229,801	15,123,803
Units purchased	93,874	336,111	—	7,770,733	633,215
Units redeemed and transferred	276,273	(1,897,728)	(26,933)	(7,416,730)	(933,892)

Units outstanding at December 31, 2005	2,953,299	6,857,280	3,676	10,583,804	14,823,126

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Notes to Financial Statements

December 31, 2005

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	T. Rowe Price Growth Stock Subaccount	T. Rowe Price Small Cap Subaccount	Van Kampen Active International Allocation Subaccount	Van Kampen Large Cap Core Subaccount	Van Kampen Mid- Cap Growth Subaccount
Units outstanding at January 1, 2004	10,163,039	8,890,630	11,216,512	11,018,141	3,334,708
Units purchased	429,906	637,569	300,726	201,201	163,403
Units redeemed and transferred	(696,410)	(1,167,721)	(407,303)	(1,122,431)	(912,393)

Units outstanding at December 31, 2004	9,896,535	8,360,478	11,109,935	10,096,911	2,585,718
Units purchased	303,121	213,765	329,135	52,716	65,357
Units redeemed and transferred	(356,928)	(1,409,326)	(830,707)	(1,149,780)	(394,302)

Units outstanding at December 31, 2005	9,842,728	7,164,917	10,608,363	8,999,847	2,256,773

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Notes to Financial Statements

December 31, 2005

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	AIM V.I. Basic Value Subaccount	AIM V.I. Capital Appreciation Subaccount	AllianceBernstein Growth & Income Subaccount	AllianceBernstein Large Cap Growth Subaccount	Janus Aspen-Mid Cap Growth Subaccount
Units outstanding at January 1, 2004	1,770,626	230,968	3,933,377	1,408,941	2,639,935
Units purchased	231,583	12,254	322,645	73,442	142,199
Units redeemed and transferred	(198,460)	(20,290)	(593,320)	(172,073)	(380,432)

Units outstanding at December 31, 2004	1,803,749	222,932	3,662,702	1,310,310	2,401,702
Units purchased	78,513	30,402	242,008	126,139	100,223
Units redeemed and transferred	(174,688)	(85,282)	(449,875)	(50,086)	(693,878)

Units outstanding at December 31, 2005	1,707,574	168,052	3,454,835	1,386,363	1,808,047

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Notes to Financial Statements

December 31, 2005

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Janus Aspen-Mid Cap Value Subaccount(1)	Janus Aspen- Worldwide Growth Subaccount	MFS New Discovery Subaccount	MFS Total Return Subaccount	Fidelity-VIP Contrafund® Subaccount
Units outstanding at January 1, 2004	397,799	5,995,309	375,210	6,402,216	13,581,661
Units purchased	6,835	314,936	67,384	707,048	963,420
Units redeemed and transferred	(34,174)	(3,629,247)	258,263	1,797,509	(373,304)

Units outstanding at December 31, 2004	370,460	2,680,998	700,857	8,906,773	14,171,777
Units purchased	14,438	79,375	88,535	366,832	1,102,179
Units redeemed and transferred	(49,023)	(368,055)	(356,653)	(750,120)	1,418,846

Units outstanding at December 31, 2005	335,875	2,392,318	432,739	8,523,485	16,692,802

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Notes to Financial Statements

December 31, 2005

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Fidelity-VIP Equity-Income Subaccount	Fidelity-VIP Growth Subaccount	Fidelity-VIP Growth Opportunities Subaccount	Fidelity-VIP Mid Cap Subaccount	Fidelity-VIP Value Strategies Subaccount
Units outstanding at January 1, 2004	5,151,408	5,046,603	346,605	13,392,114	5,957,640
Units purchased	638,305	283,335	18,634	737,255	748,108
Units redeemed and transferred	(264,800)	(453,746)	(93,657)	(874,981)	(15,727)

Units outstanding at December 31, 2004	5,524,913	4,876,192	271,582	13,254,388	6,690,021
Units purchased	106,511	272,920	175	1,061,906	637,223
Units redeemed and transferred	(720,261)	(2,224,174)	(74,698)	(1,080,769)	(937,160)

Units outstanding at December 31, 2005	4,911,163	2,924,938	197,059	13,235,525	6,390,084

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Notes to Financial Statements

December 31, 2005

4. Financial Highlights

The Mutual Fund Account offers various death benefit options, which have have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

Effective with these 2001 annual financial statements, the Mutual Fund Account has presented the following disclosures required by the AICPA Audit and Accounting Guide for Investment Companies.

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Asset Allocation-Growth
	12/31/2005		20,812,073	$1.22 to $1.52	$28,994,025	0.44%	1.40% to 2.15%	10.69% to 9.57%
	12/31/2004		16,760,863	1.11 to 1.38	20,876,959	0.09	1.40 to 2.15	10.65 to 11.50
	12/31/2003		8,999,905	1.04 to 1.24	9,607,955	0.16	1.50 to 2.15	28.87 to 24.20
	12/31/2002	(1)	3,190,939	0.80 to 0.80	2,566,025	0.00	1.50 to 1.65	(19.51) to (19.59)
Asset Allocation-Conservative
	12/31/2005		15,660,441	1.11 to 1.27	19,473,438	2.57	1.40 to 2.15	3.73 to 2.80
	12/31/2004		15,944,544	1.07 to 1.23	18,894,538	0.25	1.40 to 2.15	7.17 to 7.14
	12/31/2003		7,992,346	1.09 to 1.15	8,705,871	0.10	1.50 to 2.15	21.10 to 15.23
	12/31/2002	(1)	4,671,932	0.90 to 0.90	4,185,345	0.00	1.50 to 1.65	(10.36) to (10.45)
Asset Allocation-Moderate
	12/31/2005		51,129,814	1.15 to 1.34	66,371,871	1.85	1.40 to 2.15	5.96 to 4.88
	12/31/2004		32,756,631	1.08 to 1.28	39,873,574	0.19	1.40 to 2.15	8.31 to 8.78
	12/31/2003		19,418,874	1.07 to 1.17	20,880,409	0.12	1.50 to 2.15	23.02 to 17.41
	12/31/2002	(1)	6,289,355	0.87 to 0.87	5,455,117	0.00	1.50 to 1.65	(13.21) to (13.29)
Asset Allocation-Moderate Growth
	12/31/2004		58,058,530	1.20 to 1.43	78,550,787	1.17	1.40 to 2.15	8.40 to 7.40
	12/31/2004		33,769,644	1.10 to 1.33	41,451,502	0.20	1.40 to 2.15	10.27 to 10.77
	12/31/2003		28,648,127	1.05 to 1.20	30,330,754	0.15	1.50 to 2.15	25.29 to 20.11
	12/31/2002	(1)	7,223,371	0.84 to 0.84	6,058,081	0.00	1.50 to 1.65	(16.06) to (16.15)
American Century Large Company Value
	12/31/2005		1,680,733	1.14 to 1.39	1,906,124	0.64	1.40 to 2.15	2.71 to 1.65
	12/31/2004		2,189,673	1.11 to 1.36	2,516,716	0.90	1.40 to 2.15	11.06 to 11.22
	12/31/2003		1,606,873	0.95 to 1.23	1,523,214	0.31	1.50 to 2.15	26.89 to 22.64
	12/31/2002		1,420,970	0.75 to 0.74	1,057,312	0.03	1.50 to 1.65	(20.58) to (20.69)
	12/31/2001	(1)	455,551	0.94 to 0.94	427,299	0.00	1.50 to 1.65	(6.14) to (6.23)
American Century International
	12/31/2005		5,165,155	1.23 to 1.54	5,582,609	0.74	1.40 to 2.15	11.31 to 10.06
	12/31/2004		5,027,645	1.10 to 1.40	4,732,815	0.00	1.40 to 2.15	10.08 to 11.82
	12/31/2003		3,779,584	0.79 to 1.25	3,057,801	0.00	1.50 to 2.15	23.44 to 25.02
	12/31/2002		1,735,424	0.64 to 0.64	1,107,674	0.23	1.50 to 1.65	(23.17) to (23.28)
	12/31/2001	(1)	44,350	0.83 to 0.83	36,902	0.00	1.50 to 1.65	(16.73) to (16.82)
Capital Guardian Global
	12/31/2005		16,569,515	1.17 to 1.52	23,696,893	0.43	1.40 to 2.15	8.66 to 7.59
	12/31/2004		17,595,898	1.08 to 1.41	23,178,319	0.34	1.40 to 2.15	8.10 to 8.27
	12/31/2003		16,475,306	1.21 to 1.30	19,829,996	0.20	1.50 to 2.15	35.57 to 30.49
	12/31/2002		14,432,262	0.89 to 0.89	12,817,482	0.19	1.50 to 1.65	(20.71) to (20.83)
	12/31/2001		9,146,772	1.13 to 1.12	10,260,405	0.00	1.50 to 1.65	(11.69) to (11.83)

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Notes to Financial Statements

December 31, 2005

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Capital Guardian U.S. Equity
	12/31/2005		14,799,092	$1.13 to $1.38	$14,573,884	0.54%	1.40% to 2.15%	4.84% to 3.84%
	12/31/2004		14,676,537	1.07 to 1.33	13,684,479	0.27	1.40 to 2.15	7.48 to 7.18
	12/31/2003		15,078,368	0.85 to 1.24	12,865,266	0.16	1.50 to 2.15	34.48 to 24.42
	12/31/2002		12,097,302	0.63 to 0.63	7,613,365	0.39	1.50 to 1.65	(24.93) to (25.04)
	12/31/2001		10,076,764	0.84 to 0.84	8,459,365	0.10	1.50 to 1.65	(4.82) to (4.96)
Capital Guardian Value
	12/31/2005		15,071,693	1.20 to 1.53	37,627,600	0.94	1.40 to 2.15	6.23 to 5.25
	12/31/2004		15,507,203	1.13 to 1.46	37,971,589	1.04	1.40 to 2.15	13.25 to 13.93
	12/31/2003		15,084,663	2.29 to 1.28	33,979,235	0.79	1.50 to 2.15	32.59 to 27.75
	12/31/2002		14,221,228	1.73 to 1.71	24,401,517	4.17	1.50 to 1.65	(21.87) to (21.99)
	12/31/2001		12,664,156	2.21 to 2.20	27,847,418	0.74	1.50 to 1.65	5.05 to 4.90
Clarion Global Real Estate Securities
	12/31/2005		2,487,401	1.51 to 1.81	4,506,166	1.66	1.40 to 2.15	11.91 to 10.81
	12/31/2004		2,614,541	1.35 to 1.64	4,253,502	2.08	1.40 to 2.15	34.59 to 29.70
	12/31/2003		1,668,070	1.24 to 1.26	2,073,079	2.48	1.50 to 2.15	33.73 to 26.25
	12/31/2002	(1)	693,025	0.93 to 0.93	643,694	2.80	1.50 to 1.65	(7.05) to (7.14)
Transamerica Small/Mid Cap Value
	12/31/2005		7,668,606	1.26 to 4.17	27,433,907	0.42	1.40 to 1.65	12.00 to 11.72
	12/31/2004		8,168,651	1.13 to 3.73	29,517,935	0.00	1.40 to 1.65	12.73 to 14.45
	12/31/2003		9,450,223	3.29 to 3.26	30,848,258	0.00	1.50 to 1.65	88.01 to 87.74
	12/31/2002		11,464,324	1.75 to 1.74	19,932,290	14.94	1.50 to 1.65	(40.36) to (40.45)
	12/31/2001		11,963,970	2.94 to 2.92	34,925,006	0.00	1.50 to 1.65	26.87 to 26.68
Great Companies-AmericaSM
	12/31/2005		917,900	1.03 to 1.17	927,345	0.88	1.40 to 2.15	2.45 to 1.46
	12/31/2004		977,899	1.01 to 1.15	958,298	0.53	1.40 to 2.15	1.00 to (0.68)
	12/31/2003		844,070	0.94 to 1.16	795,681	0.37	1.50 to 2.15	22.83 to 16.01
	12/31/2002		1,444,880	0.77 to 0.77	1,106,674	0.30	1.50 to 1.65	(21.86) to (21.98)
	12/31/2001	(1)	272,677	0.98 to 0.98	267,664	0.02	1.50 to 1.65	(1.76) to (1.85)
Great Companies-TechnologySM
	12/31/2005		1,275,369	1.08 to 1.37	1,014,833	0.37	1.40 to 2.15	0.66 to (0.28)
	12/31/2004		1,662,364	1.07 to 1.37	1,295,203	0.00	1.40 to 2.15	6.80 to 5.29
	12/31/2003		1,037,118	0.70 to 1.30	727,070	0.00	1.50 to 2.15	48.72 to 30.04
	12/31/2002		390,656	0.47 to 0.47	183,782	0.00	1.50 to 1.65	(39.04) to (39.13)
	12/31/2001	(1)	66,410	0.77 to 0.77	51,327	0.00	1.50 to 1.65	(22.65) to (22.73)
Transamerica Balanced
	12/31/2005		704,910	1.17 to 1.25	864,825	1.28	1.40 to 2.15	6.48 to 5.53
	12/31/2004		762,737	1.10 to 1.19	880,854	1.13	1.40 to 2.15	10.14 to 8.54
	12/31/2003		860,226	1.05 to 1.09	906,725	0.24	1.50 to 2.15	12.21 to 9.37
	12/31/2002	(1)	287,484	0.94 to 0.94	269,919	0.00	1.50 to 1.65	(6.04) to (6.13)
Templeton Great Companies Global
	12/31/2005		4,270,839	1.14 to 1.13	2,774,012	1.04	1.40 to 2.15	5.99 to 4.98
	12/31/2004		3,884,743	1.08 to 1.08	2,246,728	0.00	1.40 to 2.15	7.87 to 7.94
	12/31/2003		1,219,407	0.52 to 0.52	634,808	0.00	1.50 to 1.65	21.43 to 21.25
	12/31/2002		1,562,181	0.43 to 0.43	670,654	2.62	1.50 to 1.65	(27.12) to (27.23)
	12/31/2001		1,887,642	0.59 to 0.59	1,113,306	1.20	1.50 to 1.65	(23.99) to (24.11)

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Notes to Financial Statements

December 31, 2005

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Janus Growth (A/T)
	12/31/2005		2,790,792	$1.21 to $1.45	$29,319,861	0.00%	1.40% to 2.15%	8.43% to 7.40%
	12/31/2004		2,262,813	1.12 to 1.35	34,280,795	0.00	1.40 to 2.15	11.52 to 12.79
	12/31/2003	(1)	1,702,725	20.44 to 1.20	34,504,551	0.00	1.50 to 2.15	20.42 to 19.96
Jennison Growth
	12/31/2005		3,268,168	1.21 to 1.42	2,940,255	0.19	1.40 to 2.15	12.22 to 11.14
	12/31/2004		4,477,940	1.08 to 1.28	3,801,995	0.00	1.40 to 2.15	8.13 to 6.57
	12/31/2003		4,616,290	0.75 to 1.20	3,426,864	0.00	1.50 to 2.15	26.87 to 19.85
	12/31/2002		4,828,830	0.59 to 0.58	2,826,188	0.00	1.50 to 1.65	(31.77) to (31.87)
	12/31/2001		4,950,017	0.86 to 0.86	4,250,722	2.13	1.50 to 1.65	(19.76) to (19.88)
J.P. Morgan Enhanced Index
	12/31/2005		10,612,654	1.11 to 1.33	15,224,129	1.21	1.40 to 2.15	2.03 to 1.03
	12/31/2004		13,108,120	1.09 to 1.31	18,574,001	0.75	1.40 to 2.15	8.81 to 8.37
	12/31/2003		13,231,723	1.32 to 1.21	17,281,443	0.53	1.50 to 2.15	27.04 to 21.09
	12/31/2002		14,354,008	1.04 to 1.03	14,777,422	0.39	1.50 to 1.65	(25.71) to (25.82)
	12/31/2001		16,910,857	1.39 to 1.39	23,461,528	0.64	1.50 to 1.65	(13.29) to (13.42)
Marsico Growth
	12/31/2005		3,641,860	1.20 to 1.38	3,701,876	0.04	1.40 to 2.15	7.09 to 5.94
	12/31/2004		3,017,309	1.12 to 1.30	2,677,985	0.00	1.40 to 2.15	11.88 to 9.67
	12/31/2003		2,469,928	0.70 to 1.19	1,822,484	0.00	1.50 to 2.15	24.47 to 18.59
	12/31/2002		2,045,526	0.56 to 0.56	1,151,778	0.09	1.50 to 1.65	(27.08) to (27.19)
	12/31/2001		2,680,908	0.77 to 0.77	2,072,497	0.21	1.50 to 1.65	(15.37) to (15.50)
MFS High Yield
	12/31/2005		5,139,326	1.09 to 1.15	6,131,248	7.75	1.40 to 2.15	0.41 to (0.63)
	12/31/2004		7,032,985	1.09 to 1.16	8,409,952	5.37	1.40 to 2.15	8.66 to 7.19
	12/31/2003		7,722,469	1.12 to 1.08	8,559,063	1.05	1.50 to 2.15	16.00 to 8.08
	12/31/2002		5,409,920	0.96 to 0.96	5,178,655	2.62	1.50 to 1.65	0.56 to 0.42
	12/31/2001		4,923,884	0.96 to 0.95	4,691,869	5.51	1.50 to 1.65	2.24 to 2.09
Mercury Large Cap Value
	12/31/2005		2,823,350	1.32 to 1.64	4,268,799	0.67	1.40 to 2.15	14.34 to 13.30
	12/31/2004		2,222,880	1.15 to 1.45	2,929,454	0.96	1.40 to 2.15	15.11 to 15.51
	12/31/2003		2,665,988	1.13 to 1.25	3,007,441	0.79	1.50 to 2.15	27.86 to 25.37
	12/31/2002		2,391,978	0.88 to 0.88	2,106,778	2.36	1.50 to 1.65	(15.48) to (15.60)
	12/31/2001		1,615,440	1.05 to 1.04	1,685,776	1.00	1.50 to 1.65	(3.27) to (3.41)
PIMCO Total Return
	12/31/2005		11,995,307	1.04 to 1.03	13,261,071	1.78	1.40 to 2.15	0.92 to (0.11)
	12/31/2004		14,576,380	1.04 to 1.03	16,122,634	1.51	1.40 to 2.15	3.54 to 2.02
	12/31/2003		15,636,212	1.09 to 1.01	16,915,415	1.26	1.50 to 2.15	3.35 to 0.61
	12/31/2002	(1)	13,765,200	1.05 to 1.05	14,461,776	0.00	1.50 to 1.65	5.15 to 5.04
Salomon All Cap
	12/31/2005		11,516,032	1.09 to 1.38	13,048,871	0.60	1.40 to 2.15	2.64 to 1.63
	12/31/2004		12,819,329	1.06 to 1.35	14,182,819	0.22	1.40 to 2.15	6.03 to 6.60
	12/31/2003		13,098,067	1.03 to 1.27	13,388,759	0.38	1.50 to 2.15	33.16 to 27.05
	12/31/2002		12,973,025	0.77 to 0.77	9,954,134	1.11	1.50 to 1.65	(25.83) to (25.94)
	12/31/2001		9,117,209	1.04 to 1.04	9,443,818	2.08	1.50 to 1.65	0.57 to 0.42

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Notes to Financial Statements

December 31, 2005

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Transamerica Convertible Securities
	12/31/2005		2,440,074	$1.12 to $1.29	$3,151,938	2.25%	1.40% to 2.15%	2.45% to 1.37%
	12/31/2004		1,903,211	1.10 to 1.27	2,399,729	1.88	1.40 to 2.15	9.67 to 10.61
	12/31/2003		977,135	1.12 to 1.15	1,097,091	0.19	1.50 to 2.15	21.84 to 14.92
	12/31/2002	(1)	150,114	0.92 to 0.92	138,419	0.00	1.50 to 1.65	(7.72) to (7.82)
Transamerica Equity
	12/31/2005		17,124,900	1.28 to 1.55	16,000,206	0.37	1.40 to 2.15	14.93 to 13.84
	12/31/2004		18,563,540	1.11 to 1.36	14,833,532	0.00	1.40 to 2.15	11.29 to 13.18
	12/31/2003		15,626,573	0.67 to 1.21	10,466,795	0.00	1.50 to 2.15	29.29 to 20.57
	12/31/2002		15,050,732	0.52 to 0.51	7,740,277	0.00	1.50 to 1.65	(23.39) to (23.51)
	12/31/2001		7,100,172	0.67 to 0.67	4,773,471	0.00	1.50 to 1.65	(18.85) to (18.97)
Transamerica Growth Opportunities
	12/31/2005		2,953,299	1.22 to 1.61	4,712,738	0.00	1.40 to 2.15	14.63 to 13.50
	12/31/2004		2,583,152	1.07 to 1.42	3,576,577	0.00	1.40 to 2.15	6.73 to 14.05
	12/31/2003		831,293	1.21 to 1.25	1,003,480	0.00	1.50 to 2.15	29.28 to 24.63
	12/31/2002		803,561	0.93 to 0.93	749,516	0.00	1.50 to 1.65	(15.58) to (15.70)
	12/31/2001	(1)	58,284	1.11 to 1.11	64,452	0.00	1.50 to 1.65	10.69 to 10.58
Transamerica U.S. Government Securities
	12/31/2005		6,857,280	1.04 to 1.00	9,858,129	3.90	1.40 to 2.15	0.82 to (0.16)
	12/31/2004		8,418,897	1.03 to 1.00	12,259,024	3.36	1.40 to 2.15	2.85 to 0.73
	12/31/2003		11,856,817	1.48 to 0.99	17,080,645	2.00	1.50 to 2.15	1.43 to (0.82)
	12/31/2002		13,608,730	1.46 to 1.45	19,718,760	2.17	1.50 to 1.65	4.25 to 4.10
	12/31/2001		12,118,530	1.40 to 1.39	16,857,616	4.61	1.50 to 1.65	3.53 to 3.38
Transamerica US Government Securities-PAM
	12/31/2005		3,676	1.03 to 1.01	3,696	0.00	1.40 to 1.85	0.58 to 0.13
	12/31/2004		30,609	1.03 to 1.00	30,833	9.21	1.40 to 1.85	2.61 to 1.03
	12/31/2003	(1)	0	1.01 to 1.00	—	0.00	1.50 to 1.85	1.04 to (0.49)
Transamerica Money Market
	12/31/2005		10,583,804	1.01 to 0.98	12,855,472	2.84	1.40 to 2.15	1.47 to 0.47
	12/31/2004		10,229,801	1.00 to 0.98	12,395,196	0.93	1.40 to 2.15	(0.15) to (1.37)
	12/31/2003	(1)	14,902,755	1.27 to 0.99	18,599,509	0.55	1.50 to 2.15	26.89 to (1.09)
T. Rowe Price Equity Income
	12/31/2005		14,823,126	1.14 to 1.38	38,625,275	1.78	1.40 to 2.15	2.68 to 1.63
	12/31/2004		15,123,803	1.11 to 1.36	41,152,381	1.27	1.40 to 2.15	11.24 to 12.15
	12/31/2003		15,774,953	2.47 to 1.21	38,649,463	0.71	1.50 to 2.15	23.73 to 21.16
	12/31/2002		16,128,215	2.00 to 1.98	32,019,409	1.15	1.50 to 1.65	(14.10) to (14.23)
	12/31/2001		16,272,080	2.33 to 2.31	37,656,801	1.83	1.50 to 1.65	0.65 to 0.50
T. Rowe Price Growth Stock
	12/31/2005		9,842,728	1.13 to 1.34	24,713,849	0.50	1.40 to 2.15	4.70 to 3.67
	12/31/2004		9,896,535	1.08 to 1.29	27,041,748	0.14	1.40 to 2.15	8.09 to 7.25
	12/31/2003		10,163,039	2.64 to 1.21	26,453,258	0.06	1.50 to 2.15	28.83 to 20.71
	12/31/2002		10,614,831	2.05 to 2.03	21,565,409	0.04	1.50 to 1.65	(23.96) to (24.07)
	12/31/2001		12,844,763	2.69 to 2.67	34,360,798	0.00	1.50 to 1.65	(11.38) to (11.51)

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Notes to Financial Statements

December 31, 2005

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
T. Rowe Price Small Cap
	12/31/2005		7,164,917	$1.15 to $1.55	$6,870,448	0.00%	1.40% to 2.15%	9.09% to 8.08%
	12/31/2004		8,360,478	1.05 to 1.43	7,164,952	0.00	1.40 to 2.15	5.49 to 7.79
	12/31/2003		8,890,630	0.75 to 1.33	6,743,887	0.00	1.50 to 2.15	38.33 to 32.68
	12/31/2002		4,954,660	0.54 to 0.54	2,686,465	0.00	1.50 to 1.65	(28.42) to (28.53)
	12/31/2001		1,658,541	0.76 to 0.76	1,258,191	0.00	1.50 to 1.65	(11.06) to (11.19)
Van Kampen Active International Allocation
	12/31/2005		10,608,363	1.27 to 1.65	15,268,977	3.39	1.40 to 2.15	12.22 to 11.23
	12/31/2004		11,109,935	1.13 to 1.48	14,360,666	2.24	1.40 to 2.15	12.94 to 13.27
	12/31/2003		11,216,512	1.14 to 1.31	12,652,224	1.00	1.50 to 2.15	30.85 to 30.79
	12/31/2002		12,154,379	0.87 to 0.86	10,478,288	0.18	1.50 to 1.65	(18.20) to (18.32)
	12/31/2001		14,342,035	1.06 to 1.05	15,133,574	0.00	1.50 to 1.65	(24.10) to (24.22)
Van Kampen Large Cap Core
	12/31/2005		8,999,847	1.19 to 1.35	19,317,956	1.36	1.40 to 2.15	7.91 to 6.83
	12/31/2004		10,096,911	1.10 to 1.26	21,247,604	1.66	1.40 to 2.15	10.49 to 10.15
	12/31/2003		11,018,141	1.97 to 1.15	21,485,802	1.90	1.50 to 2.15	19.29 to 14.59
	12/31/2002		12,912,490	1.65 to 1.64	21,151,790	2.13	1.50 to 1.65	(17.62) to (17.74)
	12/31/2001		15,333,654	2.00 to 1.99	30,522,886	2.02	1.50 to 1.65	(8.44) to (8.58)
Van Kampen Mid-Cap Growth
	12/31/2005		2,256,773	1.13 to 1.30	1,805,704	0.07	1.40 to 2.15	6.07 to 5.06
	12/31/2004		2,585,718	1.07 to 1.24	1,927,424	0.00	1.40 to 2.15	6.93 to 4.66
	12/31/2003		3,334,708	0.67 to 1.18	2,244,090	0.00	1.50 to 2.15	26.26 to 18.46
	12/31/2002		2,511,276	0.53 to 0.53	1,331,120	0.09	1.50 to 1.65	(34.05) to (34.15)
	12/31/2001	(1)	602,681	0.81 to 0.80	485,120	0.04	1.50 to 1.65	(19.44) to (19.52)
AIM V.I. Basic Value
	12/31/2005		1,707,574	1.11 to 1.44	1,978,473	0.00	1.40 to 2.15	3.98 to 3.22
	12/31/2004		1,803,749	1.06 to 1.39	1,996,901	0.00	1.40 to 2.15	6.32 to 8.50
	12/31/2003		1,770,626	1.00 to 1.29	1,766,526	0.00	1.50 to 2.15	31.33 to 28.51
	12/31/2002	(1)	1,274,813	0.76 to 0.76	965,299	0.00	1.50 to 1.65	(24.22) to (24.30)
AIM V.I. Capital Appreciation
	12/31/2005		168,052	1.14 to 1.35	190,183	0.00	1.40 to 2.15	7.08 to 6.30
	12/31/2004		222,932	1.07 to 1.27	236,659	0.00	1.40 to 2.15	6.72 to 4.09
	12/31/2003		230,968	1.01 to 1.22	232,637	0.00	1.50 to 2.15	27.27 to 22.00
	12/31/2002	(1)	101,588	0.79 to 0.79	80,490	0.00	1.50 to 1.65	(20.70) to (20.78)
AllianceBernstein Growth & Income
	12/31/2005		3,454,835	1.11 to 1.37	3,687,083	1.31	1.40 to 2.15	3.16 to 2.40
	12/31/2004		3,662,702	1.08 to 1.33	3,798,584	0.73	1.40 to 2.15	7.57 to 8.88
	12/31/2003		3,933,377	0.92 to 1.22	3,652,991	0.90	1.50 to 2.15	30.23 to 22.45
	12/31/2002		3,974,952	0.71 to 0.71	2,811,036	0.59	1.50 to 1.65	(23.42) to (23.53)
	12/31/2001	(1)	2,439,167	0.93 to 0.92	2,255,210	0.24	1.50 to 1.65	(7.46) to (7.55)
AllianceBernstein Large Cap Growth
	12/31/2005		1,386,363	1.22 to 1.37	1,266,990	0.00	1.40 to 2.15	13.26 to 12.43
	12/31/2004		1,310,310	1.08 to 1.21	1,012,222	0.00	1.40 to 2.15	8.06 to 6.06
	12/31/2003		1,408,941	0.71 to 1.14	1,017,649	0.00	1.50 to 2.15	21.54 to 14.48
	12/31/2002		1,267,387	0.58 to 0.58	736,702	0.00	1.50 to 1.65	(31.86) to (31.97)
	12/31/2001	(1)	673,044	0.85 to 0.85	574,856	0.00	1.50 to 1.65	(14.52) to (14.61)

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Notes to Financial Statements

December 31, 2005

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Janus Aspen-Mid Cap Growth
	12/31/2005		1,808,047	$1.27 to $1.62	$1,149,306	0.00%	1.40% to 2.15%	10.49% to 9.68%
	12/31/2004		2,401,702	1.15 to 1.48	1,263,197	0.00	1.40 to 2.15	14.85 to 17.93
	12/31/2003		2,639,935	0.41 to 1.25	1,094,642	0.00	1.50 to 2.15	32.78 to 25.10
	12/31/2002		3,399,454	0.31 to 0.31	1,054,613	0.00	1.50 to 1.65	(29.18) to (29.29)
	12/31/2001		1,385,773	0.44 to 0.44	607,943	0.00	1.50 to 1.65	(40.49) to (40.58)
Janus Aspen-Mid Cap Value
	12/31/2005		335,875	1.21 to 1.18	397,623	0.66	1.40 to 1.65	8.49 to 8.22
	12/31/2004		370,460	1.12 to 1.09	405,008	3.23	1.40 to 1.65	11.95 to 15.88
	12/31/2003	(1)	397,799	0.95 to 0.94	375,078	0.12	1.50 to 1.65	39.13 to 38.92
Janus Aspen-Worldwide Growth
	12/31/2005		2,392,318	1.07 to 1.31	1,645,281	1.20	1.40 to 2.15	4.11 to 3.35
	12/31/2004		2,680,998	1.03 to 1.26	1,764,524	0.77	1.40 to 2.15	2.77 to 2.32
	12/31/2003		5,995,309	0.60 to 1.23	3,602,626	0.85	1.50 to 2.15	21.86 to 23.47
	12/31/2002		7,330,257	0.50 to 0.49	3,620,504	0.69	1.50 to 1.65	(26.81) to (26.91)
	12/31/2001		1,542,927	0.68 to 0.68	1,042,616	0.22	1.50 to 1.65	(23.77) to (23.88)
MFS New Discovery
	12/31/2005		432,739	1.08 to 1.36	509,942	0.00	1.40 to 2.15	3.59 to 2.83
	12/31/2004		700,857	1.04 to 1.32	753,259	0.00	1.40 to 2.15	4.18 to 3.97
	12/31/2003		375,210	0.98 to 1.27	384,476	0.00	1.50 to 2.15	31.46 to 26.79
	12/31/2002	(1)	98,677	0.75 to 0.75	73,634	0.00	1.50 to 1.65	(25.31) to (25.39)
MFS Total Return
	12/31/2005		8,523,485	1.10 to 1.22	9,856,968	1.86	1.40 to 2.15	1.18 to 0.44
	12/31/2004		8,906,773	1.09 to 1.22	10,202,950	1.46	1.40 to 2.15	8.54 to 8.68
	12/31/2003		6,402,216	1.05 to 1.12	6,705,508	1.65	1.50 to 2.15	14.29 to 11.95
	12/31/2002	(1)	3,096,184	0.92 to 0.92	2,837,993	0.00	1.50 to 1.65	(8.25) to (8.35)
Fidelity-VIP Contrafund®
	12/31/2005		16,692,802	1.27 to 1.59	19,708,464	0.12	1.40 to 2.15	15.04 to 14.20
	12/31/2004		14,171,777	1.10 to 1.39	14,468,849	0.20	1.40 to 2.15	10.26 to 12.73
	12/31/2003		13,581,661	0.89 to 1.23	12,119,990	0.27	1.50 to 2.15	26.30 to 23.40
	12/31/2002		10,359,082	0.71 to 0.71	7,310,860	0.41	1.50 to 1.65	(10.94) to (11.07)
	12/31/2001		3,706,849	0.79 to 0.79	2,940,652	0.25	1.50 to 1.65	(13.77) to (13.90)
Fidelity-VIP Equity-Income
	12/31/2005		4,911,163	1.13 to 1.41	5,940,009	1.50	1.40 to 2.15	4.12 to 3.35
	12/31/2004		5,524,913	1.09 to 1.36	6,412,536	1.38	1.40 to 2.15	8.70 to 8.89
	12/31/2003		5,151,408	1.06 to 1.25	5,444,907	1.56	1.50 to 2.15	28.11 to 25.27
	12/31/2002		4,522,657	0.83 to 0.82	3,722,786	1.13	1.50 to 1.65	(18.38) to (18.50)
	12/31/2001		2,186,158	1.01 to 1.01	2,207,609	0.76	1.50 to 1.65	(6.64) to (6.77)
Fidelity-VIP Growth
	12/31/2005		2,924,938	1.07 to 1.29	2,467,720	0.33	1.40 to 2.15	4.05 to 3.29
	12/31/2004		4,876,192	1.03 to 1.25	3,890,272	0.13	1.40 to 2.15	3.09 to 0.95
	12/31/2003		5,046,603	0.78 to 1.24	3,916,018	0.11	1.50 to 2.15	30.58 to 23.97
	12/31/2002		4,587,396	0.60 to 0.59	2,725,902	0.05	1.50 to 1.65	(31.33) to (31.43)
	12/31/2001	(1)	672,804	0.87 to 0.87	583,131	0.00	1.50 to 1.65	(13.27) to (13.36)

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Notes to Financial Statements

December 31, 2005

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Fidelity-VIP Growth Opportunities
	12/31/2005		197,059	$1.14 to $0.78	$154,130	0.70%	1.40% to 1.65%	7.18% to 6.92%
	12/31/2004		271,582	1.06 to 0.73	198,574	0.36	1.40 to 1.65	6.49 to 5.15
	12/31/2003		346,605	0.70 to 0.69	240,910	0.55	1.50 to 1.65	27.49 to 27.31
	12/31/2002		446,626	0.55 to 0.55	243,775	0.83	1.50 to 1.65	(23.16) to (23.27)
	12/31/2001		518,571	0.71 to 0.71	368,850	0.10	1.50 to 1.65	(15.91) to (16.04)
Fidelity-VIP Mid Cap
	12/31/2005		13,235,525	1.40 to 1.96	24,053,139	0.00	1.40 to 2.15	16.39 to 15.54
	12/31/2004		13,254,388	1.20 to 1.69	20,724,209	0.00	1.40 to 2.15	20.11 to 22.03
	12/31/2003		13,392,114	1.28 to 1.39	17,057,847	0.24	1.50 to 2.15	36.21 to 38.69
	12/31/2002		12,229,296	0.94 to 0.93	11,436,513	0.46	1.50 to 1.65	(11.36) to (11.49)
	12/31/2001		3,980,443	1.06 to 1.06	4,204,735	0.00	1.50 to 1.65	(4.95) to (5.09)
Fidelity-VIP Value Strategies
	12/31/2005		6,390,084	1.12 to 1.64	8,568,425	0.00	1.40 to 2.15	1.02 to 0.28
	12/31/2004		6,690,021	1.11 to 1.64	8,841,729	0.00	1.40 to 2.15	11.29 to 11.44
	12/31/2003		5,957,640	1.16 to 1.47	6,949,639	0.00	1.50 to 2.15	55.04 to 47.19
	12/31/2002	(1)	3,142,805	0.75 to 0.75	2,349,300	0.00	1.50 to 1.65	(25.18) to (25.25)

*	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Series Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Series Fund in which the subaccounts invest. These ratios are annualized for periods less than one year.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Notes to Financial Statements

December 31, 2005

4. Financial Highlights (continued)

**	These ratios represent the annualized contract expenses of the Mutual Fund Account, consisting primarily of mortality and expense charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Series Fund are excluded. These charges range from .25% to .75% of the average contract owner’s account value depending on the options selected. Refer to the product’s prospectus for specific details. Expense ratios for periods of less than one year have been annualized.

***	These amounts represent the total return for the period indicated, including changes in the value of the underlying Series Fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total returns reflect a full twelve month period except for those subaccounts indicated as being a partial year in the Organization and Summary of Significant Accounting Policies footnote and new expense ratios as follows:

Expense Ratio	Inception Date
1.40%	May 1, 2004
1.85%	May 1, 2003
2.15%	May 1, 2003

There are subaccounts that have total return ranges outside of the range indicated above. Following is the list of the subaccounts and their corresponding lowest total return and highest:

Subaccount	2004 Total Return Range
Asset Allocation-Growth	10.65% to 12.49%
Asset Allocation-Conservative	7.14% to 8.09%
Asset Allocation-Moderate	8.31% to 9.74%
Asset Allocation-Moderate Growth	10.27% to 11.86%
American Century Large Company Value	11.06% to 12.23%
American Century International	10.08% to 12.65%
Capital Guardian Global	8.10% to 9.24%
Capital Guardian U.S. Equity	7.18% to 8.14%
Capital Guardian Value	13.25% to 14.98%
Transamerica Small/Mid Cap Value	12.73% to 14.62%
Templeton Great Companies Global	7.29% to 8.30%
Janus Growth (A/T)	11.52% to 13.82%

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Notes to Financial Statements

December 31, 2005

4. Financial Highlights (continued)

Subaccount	2004 Total Return Range
J.P. Morgan Enhanced Index	8.37% to 9.37%
Mercury Large Cap Value	15.11% to 16.59%
Salomon All Cap	6.03% to 7.52%
Transamerica Convertible Securities	9.67% to 11.50%
Transamerica Equity	11.29% to 14.09%
Transamerica Growth Opportunities	6.73% to 14.90%
T. Rowe Price Equity Income	11.24% to 13.11%
T. Rowe Price Growth Stock	7.25% to 8.23%
T. Rowe Price Small Cap	5.49% to 8.73%
Van Kampen Active International Allocation	12.94% to 14.32%
Van Kampen Large Cap Core	10.15% to 11.08%
AIM V.I. Basic Value	6.32% to 9.20%
AllianceBernstein Growth & Income	7.57% to 9.57%
Janus Aspen-Mid Cap Growth	14.85% to 18.69%
Janus Aspen-Mid Cap Value	11.95% to 16.05%
Janus Aspen-Worldwide Growth	2.32% to 2.98%
MFS New Discovery	3.97% to 4.64%
MFS Total Return	8.54% to 9.38%
Fidelity-VIP Contrafund®	10.26% to 13.45%
Fidelity-VIP Equity-Income	8.70% to 9.58%
Fidelity-VIP Mid Cap	20.11% to 22.81%
Fidelity-VIP Value Strategies	11.29% to 12.15%

Subaccount	2003 Total Return Range
American Century International	23.26% to 25.44%
Capital Guardian Global	35.37% to 30.49%
Fidelity-VIP Mid Cap	36.01% to 38.96%
Janus Aspen-Worldwide Growth	21.67% to 23.71%

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Freedom Variable Annuity

Notes to Financial Statements

December 31, 2005

5. Administrative, Mortality, and Expense Risk Charge

Administrative charges include an annual charge of the lesser of 2% of the policy value or $35 per contract which will commence on the first policy anniversary of each contract owners’ account. For policies issued on or after May 1, 1995, the fee is waived if the sum of the premium payments less the sum of all partial withdrawals is at least $50,000 on the policy anniversary. Transamerica Life also deducts a daily charge equal to an annual rate of .15% of the contract owners’ account for administrative expenses. In addition, during the first ten policy years Transamerica Life deducts a daily distribution financing charge equal to an annual rate of .25% of the value of the contract owners’ account.

Transamerica Life deducts a daily charge for assuming certain mortality and expense risks. An annual charge of 1.25% to 2.00% (depending on the death benefit selected) is assessed.

6. Income Taxes

Operations of the Mutual Fund Account form a part of Transamerica Life, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Mutual Fund Account are accounted for separately from other operations of Transamerica Life for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from Transamerica Life. Under existing federal income tax laws, the income of the Mutual Fund Account is not taxable to Transamerica Life, as long a earnings are credited under the variable annuity contracts.

7. Dividend Distributions

Dividends are not declared by the Mutual Fund Account, since the increase in the value of the underlying investment in the Funds is reflected daily in the accumulation unit price used to calculate the equity value within the Mutual Fund Account. Consequently, a dividend distribution by the underlying Funds does not change either the accumulation unit price or equity values within the Mutual Fund Account.

PART C

OTHER INFORMATION

Item 24.    Financial Statements and Exhibits

(a) Financial Statements

All required financial statements are included in Part B of this Registration Statement.

(b) Exhibits: The following exhibits are filed herewith:

(1)	(a)		Resolution of the Board of Directors of PFL Life Insurance Company authorizing establishment of the Separate Account. Note 1.

	(b)		Authorization Changing Name of the Separate Account. Note 11.

(2)			Not Applicable.

(3)	(a)		Principal Underwriting Agreement by and between PFL Life Insurance Company, on its own behalf and on the behalf of the Separate Account, and AEGON USA Securities, Inc. Note 6.

	(a)	(1)	Principal Underwriting Agreement by and between PFL Life Insurance Company on its own behalf and on the behalf of the Separate Account and AFSG Securities Corporation. Note 13.

	(a)	(2)

Termination of Principal Underwriting Agreement by and between AEGON USA Securities, Inc., formerly known as, MidAmerica Management Corporation, and PFL Life Insurance Company on its own behalf and on the behalf of PFL Endeavor Variable Annuity Account. Note 15.

	(a)	(3)

Form of Amended and Reinstated Principal Underwriting Agreement by and between AFSG Securities Corporation and Transamerica Life Insurance Company on its behalf and on behalf of the separate investment accounts. Note 30.

	(b)		Form of Broker/Dealer Supervision and Sales Agreement by and between AFSG Securities Corporation, and the Broker/Dealer. Note 13.

(4)	(a)		Form of Policy for the Endeavor Platinum Variable Annuity. Note 7.

	(b)		Amended pages to Form of Policy for Endeavor Platinum Variable Annuity. Note 8.

	(c)		Form of Policy Endorsement (Death Benefits). Note 10.

	(d)		Form of Policy for the Endeavor Platinum Variable Annuity. Note 12.

	(e)		Form of Policy Endorsement (Nursing Care). Note 12.

	(f)		Form of Policy for the Endeavor Platinum Variable Annuity. Note 13.

	(g)		Form of Policy Endorsement (New Separate Accounts and Annuity Commencement Date). Note 13.

	(h)		Form of Policy Rider (GMIB). Note 15.

	(i)		Form of Policy Rider (Additional Death Distribution). Note 24.

	(j)		Form of Policy Rider (Managed Annuity Program). Note 26.

	(k)		Form of Policy Rider (MAP II). Note 31.

	(l)		Form of Policy Rider (GPS). Note 37.

	(m)		Form of Policy Rider (5 For life). Note 37.

	(n)		Form of Policy Rider (ADD+). Note 37.

	(o)		Form of Policy Rider (New GMWB). Note 39.

(5)	(a)		Form of Application for the Endeavor Platinum Variable Annuity. Note 12.

	(b)		Form of Application for the Endeavor Platinum Variable Annuity. Note 13.

	(c)		Form of Application for the Endeavor Platinum Variable Annuity. Note 15.

	(d)		Form of Application for the Transamerica Freedom Variable Annuity (formerly Endeavor Platinum Variable Annuity) Note 24.

	(e)		Form of Application for Transamerica Freedom. Note 32.

	(f)		Form of Application. Note 33

(6)	(a)		Articles of Incorporation of PFL Life Insurance Company. Note 2.

	(b)		ByLaws of PFL Life Insurance Company. Note 2.

(7)			Reinsurance Agreement Note 36.

(8)	(a)		Participation Agreement by and between PFL Life Insurance Company and Endeavor Series Trust.

			Note 3.

	(b)		Participation Agreement by and between PFL Life Insurance Company and the WRL Growth Portfolio of WRL Series Fund, Inc. Note 4.

(8)	(b)	(1)	Amendment No. 12 to Participation Agreement among WRL Series Fund, Inc., PFL Life Insurance Company, AUSA Life Insurance Company, Inc., and Peoples Benefit Life Insurance Company. Note 17.

(8)	(b)	(2)	Amendment No. 15 to Participation Agreement among WRL Series Fund, Inc., PFL Life Insurance Company, AUSA Life Insurance Company, Inc., and Peoples Benefit Life Insurance Company. Note 22.

	(b)	(3)

Amendment No. 17 to Participation Agreement among WRL Series Fund, Inc., Transamerica Life Insurance Company (formerly PFL Life Insurance Company), AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company. Note 24.

	(b)	(4)

Amendment No. 20 to Participation Agreement among AEGON/Transamerica Series Fund, Inc., Transamerica Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company, Transamerica Occidental Life Insurance Company and Transamerica Life Insurance and Annuity Company. Note 34.

(8)	(b)	(5)	Amendment No. 31 to Participation Agreement (AEGON/Transamerica). Note 36.

(8)	(b)	(6)	Amendment No. 32 to Participation Agreement (AEGON/Transamerica). Note 37.

	(c)		Administrative Services Agreement by and between PFL Life Insurance Company and State Street Bank and Trust Company (assigned to Vantage Computer Systems, Inc.). Note 3.

	(d)		Amendment and Assignment of Administrative Services Agreement. Note 4.

	(e)		Second Amendment to Administrative Services Agreement. Note 5.

	(f)		Amendment to Participation Agreement by and between PFL Life Insurance Company and Endeavor Series Trust. Note 12.

(8)	(f)	(1)	Amendment No. 6 to Participation Agreement by and between PFL Life Insurance Company, Endeavor Management Co. and Endeavor Series Trust. Note 17.

(8)	(f)	(2)	Amendment to Schedule A of the Participation Agreement by and between PFL Life Insurance Company and Endeavour Series Trust. Note 22.

	(f)	(3)

Form of Termination of Participation Agreement among Transamerica Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company, on their own behalf and on behalf of their separate accounts, Endeavor Series Trust and Endeavor Management Co. Note 30.

	(g)		Participation Agreement by and between PFL Life Insurance Company and Transamerica Variable Insurance Fund, Inc. Note 20.

(8)	(g)	(1)	Termination of Participation Agreement (Transamerica). Note 26.

(8)	(g)	(2)	Participation Agreement (Transamerica). Note 26.

(8)	(g)	(3)	Addendum to Participation Agreement

			(Transamerica). Note 26.

	(h)

Participation Agreement by and between Variable Insurance Product Funds and Variable Insurance Products Fund II, Fidelity Distributors Corporation, and PFL Life Insurance Company, and Addendums thereto. Note 18.

	(h)	(1)

Amended Schedule A to Participation Agreement by and between Variable Insurance Product Funds and Variable Insurance Products Fund II, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 20.

	(h)	(2)

Form of Amended Schedule A to Participation Agreement by and between Variable Insurance Product Funds and Variable Insurance Products Fund II, Fidelity Distributors Corporation, and Transamerica Life Insurance Company (formerly PFL Life Insurance Company). Note 24.

	(h)	(3)	Amendment No. 4 to Participation Agreement by and between Variable Insurance Products Funds, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 25.

	(h)	(4)	Amendment No. 4 to Participation Agreement by and between Variable Insurance Products Fund II, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 25.

	(h)	(5)

Amended Schedule A to Participation Agreement by and between Variable Insurance Product Funds and Variable Insurance Products Fund II, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 25.

	(i)		Participation Agreement between Variable Insurance Products Fund III, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 19.

	(i)	(1)	Amended Schedule A to Participation Agreement between Variable Insurance Products Fund III, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 20.

	(i)	(2)	Amendment No. 2 to Participation Agreement by and between Variable Insurance Products Fund III, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 25.

	(i)	(3)	Amended Schedule A to Participation Agreement by and between Variable Insurance Products Fund III, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 25.

(8)	(j)		Participation Agreement by and between Janus Aspen Series and PFL Life Insurance Company. Note 21.

(8)	(j)	(1)	Amendment No. 2 to Participation Agreement by and between Janus Aspen Series and PFL Life Insurance Company. Note 22.

(8)	(k)		Participation Agreement by and among Alliance Variable Products Series Fund, PFL Life Insurance Company, AFSG Securities Corporation. Note 23.

	(k)	(1)

Amendment No. 2 to Participation Agreement by and among Alliance Variable Products Series Fund, Transamerica Life Insurance Company (formerly PFL Life Insurance Company), AFSG Securities Corporation. Note 26.

(8)	(l)		Participation Agreement by and among AIM Variable

Insurance funds, Inc., AIM Distributors, Inc., PFL Life Insurance Company and AFSG Securities Corporation Note 27.

	(l)	(1)	Form of Amendment No. 7 to Participation Agreement among AIM Variable Insurance Funds, AIM Distributors, Inc., Transamerica Life Insurance Company and AFSG Securities Corporation. Note 30.

(8)	(m)		Participation Agreement among MFS Variable Insurance Trust, PFL Life Insurance Company and Massachusetts Financial Services Company. Note 28.

	(m)	(1)	Partial Termination of Participation Agreement among MFS Variable Insurance Trust, PFL Life Insurance Company and Massachusetts Financial Services Company. Note 29.

	(m)	(2)	Form of Amendment to Participation Agreement by and among MFS Variable Insurance Trust, Massachusetts Financial Services Company, and Transamerica Life Insurance Company. Note 30.

(8)	(n)		Amended and Restated Participation Agreement among Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 39

(9)	(a)		Opinion and Consent of Counsel. Note 39.

(9)	(b)		Consent of Counsel. Note 39.

(10)	(a)		Consent of Independent Registered Public Accounting Firm. Note 39.

	(b)		Opinion and Consent of Actuary. Note 39.

(11)			Not Applicable.

(12)			Not Applicable.

(13)			Performance Data Calculations. Note 39.

(14)

Powers of Attorney (P.S. Baird, W.L. Busler, D.C. Kolsrud, R.J. Kontz). Note 7 (Craig D. Vermie) Note 11 (Brenda K. Clancy) Note 12 (Larry N. Norman) Note 15. (Bart Herbert, Jr.) Note 24. (Christopher H. Garrett, Arthur C. Schneider) Note 32. (Ronald L. Ziegler) Note 35. (James A. Beardsworth) Note 38.

Note 1.	Filed with the initial filing of this Form N-4 Registration Statement (File No. 33-56908, 811-06032) on January 8, 1993.
Note 2.	Filed with the initial filing of Form N-4 Registration Statement (File No. 33-33085 on January 23, 1990.
Note 3.	Filed with Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 33-33085) on April 9, 1990.
Note 4.	Filed with Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 33-33085) on April 1, 1991.
Note 5.	Filed with Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 33-33085) on May 1, 1992.
Note 6.	Filed with Post-Effective Amendment No. 5 to Form

N-4 Registration Statement (File No. 33-33085) on April 30, 1993.
Note 7.	Filed with Pre-Effective Amendment No. 1 to this Form N-4 Registration Statement (File No. 33-56908) on December 6, 1993.
Note 8.	Filed with Post-Effective Amendment No. 10 to this Form N-4 Registration Statement (File No. 33-56908) on February 28, 1994.
Note 9.	Filed with Post-Effective Amendment No. 12 to this Form N-4 Registration Statement (File No. 33-56908) on April 29, 1994.
Note 10.	Filed with Post-Effective Amendment No. 5 to this Form N-4 Registration Statement (File No. 33-56908) on April 27, 1995.
Note 11.	Filed with Post-Effective Amendment No. 6 to this Form N-4 Registration Statement (File No. 33-56908) on April 24, 1996.
Note 12.	Filed with Post-Effective Amendment No. 7 to this Form N-4 Registration Statement (File No. 33-56908) on April 29, 1997.
Note 13.	Filed with Post-Effective Amendment No. 8 to this Form N-4 Registration Statement (File No. 33-56908) on February 27, 1998.
Note 14.	Filed with Post-Effective Amendment No. 9 to this Form N-4 Registration Statement (File No. 33-56908) on April 29, 1998.
Note 15.	Filed with Post-Effective Amendment No. 10 to this Form N-4 Registration Statement (File No. 33-56908) on September 28, 1998.
Note 16.	Filed with Post-Effective Amendment No. 11 to this Form N-4 Registration Statement (File No. 33-56908) on April 29, 1999.
Note 17.	Filed with the Initial filing of Form N-4 Registration Statement for the Access Variable Annuity (File No. 333-94489) on January 12, 2000.
Note 18.	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No, 333-07509) on December 6, 1996.
Note 19.	Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-07509) on April 29, 1997.
Note 20.	Filed with Post-Effective Amendment No. 12 to this Form N-4 Registration Statement (File No. 33-56908) on April 27, 2000.
Note 21.	Incorporated by reference to Post-Effective Amendment No. 3 to this Form N-4 Registration Statement (333-26209) on April 28, 2000.
Note 22.	Filed with Post-Effective Amendment No. 13 to this Form N-4 Registration Statement (File No. 33-56908) on October 3, 2000.
Note 23.	Incorporated by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 333-26209) on April 28, 2000.
Note 24.	Filed with Post-Effective Amendment No. 14 to this Form N-4 Registration Statement (File No. 33-56908) on April 30, 2001.
Note 25.	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-63086) on September 13, 2001.
Note 26.	Incorporated by reference to Post-Effective Amendment No. 26 to Form N-4 Registration Statement (File No. 33-33085) on October 2, 2001.
Note 27.	Incorporated herein by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 333-7509) on July 16, 1998.
Note 28.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-7509) on December 23, 1997.
Note 29.	Incorporated herein by reference to Post-Effective Amendment No. 8 to Form N-4 Registration Statement (File No. 333-7509) on April 29, 1999.
Note 30.	Filed with Post-Effective Amendment No. 16 to this Form N-4 Registration Statement (File No. 33-56908) on April 30, 2002.
Note 31.	Incorporated herein by reference to Post-Effective Amendment No. 31 to Form N-4 Registration Statement (File No. 33-33085) on October 15, 2002.
Note 32.	Filed with Post-Effective Amendment No. 17 to this form N-4 Registration Statement (File No. 33-56908) on December 30, 2002.
Note 33.	Filed with Post-Effective No. 20 to Form N-4 Registration Statement (File No. 33-56908) on April 30, 2003.
Note 34.	Filed with Post-Effective No. 22 to Form N-4 Registration Statement (File No. 33-56908) on April 30, 2004.
Note 35.	Incorporated herein by reference to Initial Filing to N-4 Registration Statement (File No. 333-116562) on June 17, 2004.
Note 36.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-109580) on January 7, 2005.
Note 37.	Filed with Post-Effective Amendment No. 23 to Form N-4 Registration Statement (File No. 33-56908) on April 28, 2005.
Note 38.	Incorporated herein by reference to Post-Effective Amendment No. 38 to Form N-4 Registration Statement (File No. 33-33085) on September 12, 2005.
Note 39.	Filed herewith.

Item 25.     Directors and Officers of the Depositor

Name and Business Address	Principal Positions and Offices with Depositor
Larry N. Norman 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499	Director, Chairman of the Board and President

Ronald L. Ziegler 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499	Director and Vice President

Craig D. Vermie 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499	Director, Senior Vice President, Secretary and General Counsel

Arthur C. Schneider 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499	Director, Chief Tax Officer, and Senior Vice President

Robert J. Kontz 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499	Vice President and Corporate Controller

Brenda K. Clancy 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499	Director, Executive Vice President, and Chief Operations Officer

James A. Beardsworth 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499	Treasurer and Senior Vice President

Item 26. Persons Controlled by or under Common Control With the Depositor or Registrant.

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business

Academy Alliance Holdings Inc.	Canada	100% Creditor Resources, Inc.	Holding company

Academy Alliance Insurance Inc.	Canada	100% Creditor Resources, Inc.	Insurance

Academy Insurance Group, Inc.	Delaware	100% Commonwealth General Corporation	Holding company

Academy Life Insurance Co.	Missouri	100% Academy Insurance Group, Inc.	Insurance company

ADB Corporation, L.L.C.	Delaware	100% AUSA Holding Company	Special purpose limited Liability company

AEGON Alliances, Inc.	Virginia	100% Benefit Plans, Inc.	General agent

AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor

AEGON Assignment Corporation	Illinois	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

AEGON Assignment Corporation of Kentucky	Kentucky	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

AEGON Canada Inc. (“ACI”)	Canada	100% TIHI	Holding company

AEGON Capital Management, Inc.	Canada	100% AEGON Canada Inc.	Portfolio management company/investment adviser

AEGON Dealer Services Canada, Inc.	Canada	100% 1490991 Ontario Limited	Mutual fund dealership

AEGON Derivatives N.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Direct Marketing Services, Inc.	Maryland	100% Monumental Life Insurance Company	Marketing company

AEGON DMS Holding B.V.	Netherlands	100% AEGON International N.V.	Holding company

AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Co.	Marketing

AEGON Fund Management, Inc.	Canada	100% AEGON Canada Inc.	Mutual fund manager

AEGON Funding Corp.	Delaware	100% AEGON USA, Inc.	Issue debt securities-net proceeds used to make loans to affiliates

AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and administrative services to insurance companies

AEGON International N.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Management Company	Indiana	100% AEGON U.S. Holding Corporation	Holding company

AEGON N.V.	Netherlands	22.72% of Vereniging AEGON Netherlands Membership Association	Holding company

AEGON Nederland N.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Nevak Holding B.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Structured Settlements, Inc.	Kentucky	100% Commonwealth General Corporation	Administers structured settlements of plaintiff’s physical injury claims against property and casualty insurance companies

AEGON U.S. Corporation	Iowa	AEGON U.S. Holding Corporation owns 12,962 shares; AEGON USA, Inc. owns 3,238 shares	Holding company

AEGON U.S. Holding Corporation	Delaware	1046 shares of Common Stock owned by Transamerica Corp.; 225 shares of Series A Preferred Stock owned by Scottish Equitable Finance Limited	Holding company

AEGON USA Investment Management, Inc.	Iowa	100% AUSA Holding Co.	Investment advisor

AEGON USA Investment Management, LLC	Iowa	100% AEGON USA, Inc.	Investment advisor

AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company

AEGON USA Realty Advisors, Inc.	Iowa	100% AUSA Holding Co,	Administrative and investment services

AEGON USA Travel and Conference Services LLC	Iowa	100% Money Services, Inc.	Travel and conference services

AEGON USA, Inc.	Iowa	10 shares Series A Preferred Stock owned by AEGON U.S Holding Corporation; 150,000 shares of Class B Non-Voting Stock owned by AEGON U.S. Corporation; 120 shares Voting Common Stock owned by AEGON U.S Corporation	Holding company

AEGON/Transamerica Series Trust	Delaware	100% AEGON/Transamerica Fund Advisors, Inc.	Mutual fund

AFSG Securities Corporation	Pennsylvania	100% Commonwealth General Corporation	Broker-Dealer

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
ALH Properties Eight LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Eleven LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Fifteen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Five LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Four LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Nine LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Seven LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Seventeen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Sixteen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Ten LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Twelve LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Two LLC	Delaware	100% FGH USA LLC	Real estate

American Bond Services LLC	Iowa	100% Transamerica Life Insurance Company (sole member)	Limited liability company

Ammest Realty Corporation	Texas	100% Monumental Life Insurance Company	Special-purpose subsidiary

Ampac Insurance Agency, Inc. (EIN 23-2364438)	Pennsylvania	100% Academy Insurance Group, Inc.	Inactive

Ampac Insurance Agency, Inc. (EIN 23-1720755)	Pennsylvania	100% Commonwealth General Corporation	Provider of management support services

Ampac, Inc.	Texas	100% Academy Insurance Group, Inc.	Managing general agent

Apple Partners of Iowa LLC	Iowa	Members: 58.13% Monumental Life Insurance Company; 41.87% Peoples Benefit Life Insurance Company	Hold title on Trustee’s Deeds on secured property

ARC Reinsurance Corporation	Hawaii	100% Transamerica Corp,	Property & Casualty Insurance

ARV Pacific Villas, A California Limited Partnership	California	General Partners - Transamerica Affordable Housing, Inc. (0.5%); Non-Affiliate of AEGON, Jamboree Housing Corp. (0.5%). Limited Partner: TOLIC (99%)	Property

AUSA Holding Company	Maryland	100% AEGON USA, Inc.	Holding company

AUSACAN LP	Canada	General Partner - AUSA Holding Co. (1%); Limited Partner - First AUSA Life Insurance Company (99%)	Inter-company lending and general business

Bankers Financial Life Ins. Co.	Arizona	100% Voting Common Stock - First AUSA Life Insurance Co. Class B Common stock is allocated 75% of total cumulative vote. Class A Common stock is allocated 25% of total cumulative vote.	Insurance

Bay Area Community Investments I, LLC	California	70% LIICA; 30% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Bay State Community Investments I, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Bay State Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Benefit Plans, Inc.	Delaware	100% Commonwealth General Corporation	TPA for Peoples Security Life Insurance Company

BF Equity LLC	New York	100% RCC North America LLC	Real estate

Buena Sombra Insurance Agency, Inc.	Maryland	91,790 shares of common stock owned by Commonwealth General Corporation; 8,210 shares of common stock owned by Peoples Benefit Life Insurance Company	Insurance agency

BWAC Twelve, Inc.	Delaware	100% TCFCII	Holding company

BWAC Twenty-One, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Canadian Premier Holdings Ltd.	Canada	100% AEGON DMS Holding B.V.	Holding company

Canadian Premier Life Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company

Capital 200 Block Corporation	Delaware	100% Commonwealth General Corporation	Real estate holdings

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Capital General Development Corporation	Delaware	2.64 shares of common stock owned by AEGON USA, Inc.; 10 shares of common stock owned by Commonwealth General Corporation	Holding company

Capital Liberty, L.P.	Delaware	99.0% Monumental Life Insurance Company (Limited Partner); 1.0% Commonwealth General Corporation (General Partner)	Holding company

Commonwealth General Corporation (“CGC”)	Delaware	100% AEGON U.S. Corporation	Holding company

Consumer Membership Services Canada Inc.	Canada	100% Canadian Premier Holdings Ltd.	Marketing of credit card protection membership services in Canada

Cornerstone International Holdings Ltd.	UK	100% AEGON DMS Holding B.V.	Holding company

CRC Creditor Resources Canadian Dealer Network Inc.	Canada	100% Creditor Resources, Inc.	Insurance agency

Creditor Resources, Inc.	Michigan	100% AUSA Holding Co.	Credit insurance

CRI Canada Inc.	Canada	100% Creditor Resources, Inc.	Holding company

CRI Credit Group Services Inc.	Canada	100% Creditor Resources, Inc.	Holding company

Diversified Actuarial Services, Inc.	Massachusetts	100% Diversified Investment Advisors, Inc.	Employee benefit and actuarial consulting

Diversified Investment Advisors, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor

Diversified Investors Securities Corp.	Delaware	100% Diversified Investment Advisors, Inc.	Broker-Dealer

Edgewood IP, LLC	Iowa	100% TOLIC	Limited liability company

FGH Eastern Region LLC	Delaware	100% FGH USA LLC	Real estate

FGH Realty Credit LLC	Delaware	100% FGH Eastern Region LLC	Real estate

FGH USA LLC	Delaware	100% RCC North America LLC	Real estate

FGP 109th Street LLC	Delaware	100% FGH USA LLC	Real estate

FGP 90 West Street LLC	Delaware	100% FGH USA LLC	Real estate

FGP Burkewood, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Bush Terminal, Inc.	Delaware	100% FGH Realty Credit LLC	Real estate

FGP Colonial Plaza, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Franklin LLC.	Delaware	100% FGH USA LLC	Real estate

FGP Herald Center, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Heritage Square, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Islandia, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Merrick, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Rockbeach, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP West 32nd Street, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP West Street LLC	Delaware	100% FGH USA LLC	Real estate

FGP West Street Two LLC	Delaware	100% FGH USA LLC	Real estate

Fifth FGP LLC	Delaware	100% FGH USA LLC	Real estate

Financial Planning Services, Inc.	District of Columbia	100% Ampac Insurance Agency, Inc. (EIN #27-1720755)	Special-purpose subsidiary

Financial Resources Insurance Agency of Texas	Texas	100% owned by Dan Trivers, VP & Director of Operations of Transamerica Financial Advisors, Inc., to comply with Texas insurance law	Retail sale of securities products

First FGP LLC	Delaware	100% FGH USA LLC	Real estate

Force Financial Group, Inc.	Delaware	100% Academy Insurance Group, Inc.	Special-purpose subsidiary

Fourth FGP LLC	Delaware	100% FGH USA LLC	Real estate

Garnet Assurance Corporation	Kentucky	100% Life Investors Insurance Company of America	Investments

Garnet Assurance Corporation II	Iowa	100% Monumental Life Insurance Company	Business investments

Garnet Assurance Corporation III	Iowa	100% Transamerica Occidental Life Insurance Company	Business investments

Garnet Community Investments I, LLC	Delaware	100% Life Investors Insurance Company of America	Securities

Garnet Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Securities

Garnet Community Investments III, LLC	Delaware	100% Transamerica Occidental Life Insurance Company	Business investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet Community Investments IV, LLC	Delaware	100% Transamerica Occidental Life Insurance Company	Investments

Garnet Community Investments V, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VI, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VIII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet LIHTC Fund I, LLC	Delaware	100% Garnet Community Investments I, LLC	Investments

Garnet LIHTC Fund II, LLC	Delaware	100% Garnet Community Investments II, LLC	Investments

Garnet LIHTC Fund III, LLC	Delaware	100% Garnet Community Investments III, LLC	Investments

Garnet LIHTC Fund IV, LLC	Delaware	100% Garnet Community Investments IV, LLC	Investments

Garnet LIHTC Fund V, LLC	Delaware	100% Garnet Community Investments V, LLC	Investments

Garnet LIHTC Fund VI, LLC	Delaware	100% Garnet Community Investments VI, LLC	Investments

Garnet LIHTC Fund VII, LLC	Delaware	100% Garnet Community Investments VII, LLC	Investments

Garnet LIHTC Fund VIII, LLC	Delaware	100% Garnet Community Investments VIII, LLC	Investments

Gemini Investments, Inc.	Delaware	100% TLIC	Investment subsidiary

Global Preferred Re Limited	Bermuda	100% GPRE Acquisition Corp.	Reinsurance

Global Premier Reinsurance Company, Ltd.	British Virgin	100% Commonwealth General Corporation	Reinsurance company

GPRE Acquisition Corp.	Delaware	100% AEGON N.V.	Acquisition company

Great Companies, L.L.C.	Iowa	47.50% Money Services, Inc.	Markets & sells mutual funds & individually managed accounts

Home Loans and Finance Ltd.	U.K.	100% TIISI	Inactive — this entity is in the process of being liquidated

Hott Feet Development LLC	New York	100% Transamerica Occidental Life Insurance Company	Broadway production

In the Pocket LLC	New York	100% Transamerica Occidental Life Insurance Company	Broadway production

Innergy Lending, LLC	Delaware	50% World Financial Group, Inc.; 50% ComUnity Lending, Inc.(non-AEGON entity)	Lending

InterSecurities, Inc.	Delaware	100% AUSA Holding Co.	Broker-Dealer

Investors Warranty of America, Inc.	Iowa	100% AUSA Holding Co.	Leases business equipment

Iowa Fidelity Life Insurance Co.	Arizona	Ordinary common stock is allowed 60% of total cumulative vote. Participating common stock is allowed 40% of total cumulative vote. First AUSA Life Insurance Co.	Insurance

JMH Operating Company, Inc.	Mississippi	100% People’s Benefit Life Insurance Company	Real estate holdings

Legacy General Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company

Life Investors Alliance, LLC	Delaware	100% LIICA	Purchase, own, and hold the equity interest of other entities

Life Investors Insurance Company of America	Iowa	504,032 shares Common Stock owned by AEGON USA, Inc.; 504,033 shares Series A Preferred Stock owned by AEGON USA, Inc.	Insurance

Massachusetts Fidelity Trust Co.	Iowa	100% AUSA Holding Co.	Trust company

Money Concepts (Canada) Limited	Canada	100% National Financial Corporation	Financial services, marketing and distribution

Money Services, Inc.	Delaware	100% AUSA Holding Co.	Provides financial counseling for employees and agents of affiliated companies

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Monumental General Administrators, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Provides management srvcs. to unaffiliated third party administrator

Monumental General Insurance Group, Inc.	Maryland	100% AUSA Holding Co.	Holding company

Monumental Life Insurance Company	Maryland	73.23% Capital General Development Company; 26.77% First AUSA Life Insurance Company	Insurance Company

National Association Management and Consultant Services, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides actuarial consulting services

National Financial Corporation	Canada	100% AEGON Canada, Inc.	Holding company

National Financial Insurance Agency, Inc.	Canada	100% 1488207 Ontario Limited	Insurance agency

NEF Investment Company	Calfornia	100% TOLIC	Real estate development

New Markets Community Investment Fund, LLC	Iowa	50% AEGON Institutional Markets, Inc.; 50% AEGON USA Realty Advisors, Inc.	Community development entity

Peoples Benefit Life Insurance Company	Iowa	76.3% Monumental Life Insurance Company; 20% Capital Liberty, L.P.; 3.7% CGC	Insurance Company

Peoples Benefit Services, Inc.	Pennsylvania	100% Veterans Life Insurance Company	Special-purpose subsidiary

Premier Solutions Group, Inc.	Maryland	100% Creditor Resources, Inc.	Sales of reinsurance and credit insurance

Primus Guaranty, Ltd.	Bermuda	Partners are: Transamerica Life Insurance Company (13.1%) and non-affiliates of AEGON: XL Capital, Ltd. (34.7%); CalPERS/PCG Corporate Partners Fund, LLC (13.0%); Radian Group (11.1%).	Provides protection from default risk of investment grade corporate and sovereign issues of financial obligations.

Prisma Holdings, Inc. I	Delaware	100% AUSA Holding Co.	Holding company

Prisma Holdings, Inc. II	Delaware	100% AUSA Holding Co.	Holding company

Pyramid Insurance Company, Ltd.	Hawaii	100% Transamerica Corp.	Property & Casualty Insurance

Quantitative Data Solutions, LLC	Delaware	100% owned by TOLIC	Special purpose corporation

Quest Membership Services, Inc.	Delaware	100% Commonwealth General Corporation	Travel discount plan

RCC North America LLC	Delaware	100% AEGON USA, Inc.	Real estate

RCC Properties Limited Partnership	Iowa	AEGON USA Realty Advisors, Inc. is General Partner and 5% owner; all limited partners are RCC entities within the RCC group	Limited Partnership

Real Estate Alternatives Portfolio 1 LLC	Delaware	Members: 38.356% Transamerica Life Insurance Co.; 34.247% TOLIC; 18.356% LIICA; 6.301% Monumental Life Insurance Co.; 2.74% Transamerica Financial Life Insurance Co.	Real estate alternatives investment

Real Estate Alternatives Portfolio 2 LLC	Delaware	Members: 59.5% Transamerica Life Insurance Co.; 30.75% TOLIC; 22.25%; Transamerica Financial Life Insurance Co.; 2.25% Stonebridge Life Insurance Co.	Real estate alternatives investment

Real Estate Alternatives Portfolio 3 LLC	Delaware	Members: 30.4% Transamerica Life Insurance Co.; 23% TOLIC; 1% Stonebridge Life Insurance Co.; 11% LIICA; 14% PBLIC; 5% MLIC	Real estate alternatives investment

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Real Estate Alternatives Portfolio 3A, Inc.	Delaware	33.4% owned by Life Investors Insurance Company of America; 32% owned by Peoples Benefit Life Insurance Company; 10% owned by Transamerica Occidental Life Insurance Company; 9.4% owned by Monumental Life Insurance Company; 9.4% owned by Transamerica Financial Life Insurance Company; 1% owned by Stonebridge Life Insurance Company	Real estate alternatives investment

Realty Information Systems, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Information Systems for real estate investment management

Retirement Project Oakmont	CA	General Partners: Trransamerica Products, Inc.; TOLIC; Transameirca Oakmont Retirement Associates, a CA limited partnership. Co-General Partners of Transamerica Oakmont Retirement Associates are Transamerica Oakmont Corp. and Transamerica Products I (Administrative General Partner).	Senior living apartment complex

River Ridge Insurance Company	Vermont	100% AEGON Management Company	Captive insurance company

Second FGP LLC	Delaware	100% FGH USA LLC	Real estate

Seventh FGP LLC	Delaware	100% FGH USA LLC	Real estate

Short Hills Management Company	New Jersey	100% AEGON U.S. Holding Corporation	Holding company

South Glen Apartments, LLC	Iowa	100% Transamerica Affordable Housing, Inc.	Limited liability company

Southwest Equity Life Ins. Co.	Arizona	100% of Common Voting Stock AEGON USA, Inc.	Insurance

Stonebridge Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan

Stonebridge Casualty Insurance Company	Ohio	197,920 shares of Common Stock owned by AEGON U.S. Corporation; 302,725 shares of Common Stock owned by AEGON USA, Inc.	Insurance company

Stonebridge Group, Inc.	Delaware	100% Commonwealth General Corporation	General purpose corporation

Stonebridge International Insurance Ltd.	UK	100% Cornerstone International Holdings Ltd.	General insurance company

Stonebridge International Marketing Ltd.	UK	100% Cornerstone International Holdings Ltd.	Marketing

Stonebridge Life Insurance Company	Vermont	100% Commonwealth General Corporation	Insurance company

Stonebridge Reinsurance Company	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

TA Air XI, Corp.	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation

TAH-MCD IV, LLC	Iowa	100% Transamerica Affordable Housing, Inc.	Serve as the general partner for McDonald Corporate Tax Credit Fund IV Limited Partnership

TBC III, Inc.	Delaware	100% TFCFC Asset Holdings, Inc.	Special purpose corporation

TBK Insurance Agency of Ohio, Inc.	Ohio	500 shares non-voting common stock owned by Transamerica Financial Advisors, Inc.; 1 share voting common stock owned by James Krost	Variable insurance contract sales in state of Ohio

TCF Asset Management Corporation	Colorado	100% TCFC Asset Holdings, Inc.	A depository for foreclosed real and personal property

TCFC Air Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company

TCFC Asset Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
TCFC Employment, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Used for payroll for employees at TFC

TFC Properties, Inc.	Delaware	100% Transamerica Corporation	Holding company

The AEGON Trust Advisory Board: Donald J. Shepard, Joseph B.M. Streppel, Alexander R. Wynaendts, and Craig D. Vermie	Delaware		Voting Trust

The Gilwell Company	California	100% Transamerica Corporation	Ground lessee of 517 Washington Street, San Francisco

The Insurance Agency for the American Working Family, Inc.	Maryland	100% Veterans Life Insurance Company	Insurance

The RCC Group, Inc.	Delaware	100% FGH USA LLC	Real estate

TIHI Mexico, S. de R.L. de C.V.	Mexico	95% TIHI; 5% TOLIC	To render and receive all kind of administrative, accountant, mercantile and financial counsel and assistance to and from any other Mexican or foreign corporation, whether or not this company is a shareholder of them

Transamerica Accounts Holding Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company

Transamerica Affordable Housing, Inc.	California	100% TRS	General partner LHTC Partnership

Transamerica Annuity Service Corporation	New Mexico	100% TSC	Performs services required for structured settlements

Transamerica Aviation LLC	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation

Transamerica Business Technologies Corporation.	Delaware	100% Transamerica Corp.	Telecommunications and data processing

Transamerica Capital, Inc.	California	100% AUSA Holding Co.	Broker/Dealer

Transamerica CBO I, Inc.	Delaware	100% Transamerica Corp.	Owns and manages a pool of high-yield bonds

Transamerica China Investments Holdings Limited	Hong Kong	99% TOLIC	Holding company

Transamerica Commercial Finance Corporation, I	Delaware	100% TFC	Holding company

Transamerica Consultora Y Servicios Limitada	Chile	95% TOLIC; 5% Transamerica International Holdings, Inc.	Special purpose limited liability corporation

Transamerica Consumer Finance Holding Company	Delaware	100% TCFC Asset Holdings, Inc.	Consumer finance holding company

Transamerica Corporation	Delaware	The AEGON Trust owns 350 shares; AEGON U.S. Holding Corp. owns 10 shares	Major interest in insurance and finance

Transamerica Corporation (Oregon)	Oregon	100% Transamerica Corp.	Holding company

Transamerica Direct Marketing Asia Pacific Pty Ltd.	Australia	100% AEGON DMS Holding B.V.	Holding company

Transamerica Direct Marketing Australia Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Marketing/operations company

Transamerica Direct Marketing Japan K.K.	Japan	100% AEGON DMS Holding B.V.	Marketing company

Transamerica Direct Marketing Korea Ltd.	Korea	99% AEGON DMS Holding B.V.: 1% AEGON International N.V.	Marketing company

Transamerica Direct Marketing Taiwan, Ltd.	Taiwan	100% AEGON DMS Holding B.V.	Authorized business: Enterprise management consultancy, credit investigation services, to engage in business not prohibited or restricted under any law of R.O.C., except business requiring special permission of government

Transamerica Distribution Finance - Overseas, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Commercial Finance

Transamerica Finance Corporation (“TFC”)	Delaware	100% Transamerica Corp.	Commercial & Consumer Lending & equipment leasing

Transamerica Financial Advisors, Inc.	Delaware	100% TSC	Broker/dealer

Transamerica Financial Institutions, Inc.	Minnesota	100% AEGON Financial Services Group, Inc.	Inactive

Transamerica Financial Life Insurance Company	New York	87.40% AEGON USA, Inc.; 12.60% TOLIC	Insurance

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Financial Resources Ins. Agency of Alabama, Inc.	Alabama	100% Transamerica Financial Advisors, Inc.	Insurance agent & broker

Transamerica Financial Resources Ins. Agency of Nevada, Inc.	Nevada	100% Transamerica Financial Advisors, Inc.	Insurance agent & broker

Transamerica Fund Advisors, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 77%; AUSA Holding Co. owns 23%	Fund advisor

Transamerica Fund Services, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 44%; AUSA Holding Company owns 56%	Mutual fund

Transamerica Funding LP	U.K.	98% Transamerica Leasing Holdings, Inc.; 1% Transamerica Distribution Services, Inc.; 1% BWAC Twenty One, Inc.	Intermodal leasing

Transamerica Holding B.V.	Netherlands	100% AEGON International N.V.	Holding company

Transamerica Home Loan	California	100% Transamerica Finance Corporation	Consumer mortgages

Transamerica IDEX Mutual Funds	Delaware	100% AEGON/Transamerica Fund Advisers, Inc.	Mutual fund

Transamerica Income Shares, Inc.	Maryland	100% AEGON/Transamerica Fund Advisers, Inc.	Mutual fund

Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary

Transamerica International Direct Marketing Group, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Marketing arm for sale of mass marketed insurance coverage

Transamerica International Holdings, Inc.	Delaware	100% AEGON USA, Inc.	Investments

Transamerica International Insurance Services, Inc. (“TIISI”)	Delaware	100% TSC	Holding & administering foreign operations

Transamerica International RE (Bermuda) Ltd.	Bermuda	100% AEGON USA, Inc.	Reinsurance

Transamerica Investment Management, LLC	Delaware	80% Transamerica Investment Services, Inc. as Original Member; 20% owned by Professional Members (employees of Transamerica Investment Services, Inc.)	Investment advisor

Transamerica Investment Services, Inc. (“TISI”)	Delaware	100% Transamerica Corp.	Holding company

Transamerica Investors, Inc.	Maryland	Maintains advisor status	Advisor

Transamerica Leasing Holdings, Inc.	Delaware	100% Transamerica Finance Corporation	Holding company

Transamerica Life (Bermuda) Ltd.	Bermuda	100% Transamerica Occidental Life Insurance Company	Long-term life insurer in Bermuda — will primarily write fixed universal life and term insurance

Transamerica Life Canada	Canada	AEGON Canada Inc. owns 9,600,000 shares of common stock; AEGON International N.V. owns 3,568,941 shares of common stock and 184,000 shares of Series IV Preferred stock.	Life insurance company

Transamerica Life Insurance Company	Iowa	316,955 shares Common Stock owned by Transamerica Occidental Life Insurance Company; 42,500 shares Series A Preferred Stock & 87,755 shares Series B Preferred Stock owned by AEGON USA, Inc.	Insurance

Transamerica Marketing E Correctora De Seguros Brazil	Brazil	749,000 quotes shares owned by AEGON DMS Holding B.V.; 1 quota share owned by AEGON International N.V.	Brokerage company

Transamerica Mezzanine Financing Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Minerals Company	California	100% TRS	Owner and lessor of oil and gas properties

Transamerica Oakmont Corporation	California	100% Transamerica Products, Inc.	General partner retirement properties

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Oakmont Retirement Associates	California	Co-General Partners are Transamerica Oakmont Corporation and Transamerica Products I (Administrative General Partner)	Senior living apartments

Transamerica Occidental Life Insurance Company (“TOLIC”)	Iowa	100% TSC	Life Insurance

Transamerica Occidental’s Separate Account Fund C	California	100% TOLIC	Mutual fund

Transamerica Pacific Insurance Company, Ltd.	Hawaii	100% Transamerica Corp.	Life insurance

Transamerica Products, Inc. (“TPI”)	California	100% TSC	Holding company

Transamerica Pyramid Properties LLC	Iowa	100% TOLIC	Realty limited liability company

Transamerica Realty Investment Properties LLC	Delaware	100% TOLIC	Realty limited liability company

Transamerica Realty Services, LLC (“TRS”)	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate investments

Transamerica Retirement Communities S.F., Inc.	Delaware	100% TFC Properties, Inc.	Owned property

Transamerica Retirement Communities S.J., Inc.	Delaware	100% TFC Properties, Inc.	Owned property

Transamerica Securities Sales Corp.	Maryland	100% TSC	Life insurance sales

Transamerica Service Company (“TSC”)	Delaware	100% TIHI	Holding company

Transamerica Small Business Capital, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Trailer Leasing AG	Switzerland	100% Transamerica Leasing Holdings, Inc.	Leasing

Transamerica Trailer Leasing Sp. Z.O.O.	Poland	100% Transamerica Leasing Holdings, Inc.	Leasing

Transamerica Vendor Financial Services Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Provides commercial leasing

Unicom Administrative Services, GmbH	Germany	100% Unicom Administrative Services, Inc.	This entity is in the process of being liquidated

Unicom Administrative Services, Inc.	Pennsylvania	100% Academy Insurance Group, Inc.	Provider of admin. services

United Financial Services, Inc.	Maryland	100% AEGON USA, Inc.	General agency

Universal Benefits Corporation	Iowa	100% AUSA Holding Co.	Third party administrator

USA Administration Services, Inc.	Kansas	100% TOLIC	Third party administrator

Valley Forge Associates, Inc.	Pennsylvania	100% Ampac Insurance Agency, Inc. (EIN #27-1720755)	Furniture & equipment lessor

Veterans Insurance Services, Inc.	Delaware	100% Ampac Insurance Agency, Inc. (EIN #27-1720755)	Special-purpose subsidiary

Veterans Life Insurance Company	Illinois	100% AEGON USA, Inc.	Insurance company

Westcap Investors, LLC	Delaware	100% Transamerica Investment Management, LLC	Inactive

Western Reserve Life Assurance Co. of Ohio	Ohio	100% AEGON USA, Inc.	Insurance

WFG China Holdings, Inc.	Delaware	100% World Financial Group, Inc.	Hold interest in Insurance Agency located in Peoples Republic of China

WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency

WFG Properties Holdings, LLC	Georgia	100% World Financial Group, Inc.	Marketing

WFG Property & Casualty Insurance Agency of Alabama, Inc.	Alabama	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency of California, Inc.	California	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency of Mississippi, Inc.	Mississippi	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency of Nevada, Inc.	Nevada	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency, Inc.	Georgia	100% World Financial Group Insurance Agency, Inc.	Insurance agency

WFG Securities of Canada, Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Mutual fund dealer

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
World Financial Group Holding Company of Canada Inc.	Canada	100% TIHI	Holding company

World Financial Group Insurance Agency of Canada Inc.	Ontario	50% World Financial Group Holding Co. of Canada Inc.; 50% World Financial Group Subholding Co. of Canada Inc.	Insurance agency

World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency

World Financial Group Subholding Company of Canada Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company

World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing

World Group Securities, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Broker-dealer

WRL Insurance Agency of Wyoming, Inc.	Wyoming	100% WRL Insurance Agency, Inc.	Insurance agency

WRL Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency

Zahorik Company, Inc.	California	100% AUSA Holding Co.	Broker-Dealer

Zahorik Texas, Inc.	Texas	100% Zahorik Company, Inc.	Insurance agency

ZCI, Inc.	Alabama	100% Zahorik Company, Inc.	Insurance agency

Item 27.    Number of Policyowners

As of February 28, 2006, there were 9,160 Owners of the Policies.

Item 28.    Indemnification

The Iowa Code (Sections 490.850 et. seq.) provides for permissive indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies procedures for determining when indemnification payments can be made.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.    Principal Underwriter

(a)	AFSG Securities Corporation serves as the principal underwriter for:

AFSG Securities Corporation serves as the principal underwriter for the Retirement Builder Variable Annuity Account, Separate Account VA A, Separate Account VA B, Separate Account VA C, Separate Account VA D, Separate Account VA E, Separate Account VA F, Separate Account VA I, Separate Account VA J, Separate Account VA K, Separate Account VA L, Separate Account VA P, Separate Account VA Q, Separate Account VA R, Separate Account VA S, Separate Account VA W, Separate Account VA X, Separate Account VA-1, Separate Account VA-6, Separate Account VA-7, Separate Account VA-8, Transamerica Corporate Separate Account Sixteen, Separate Account VL A and Separate Account VUL A. These accounts are separate accounts of Transamerica Life Insurance Company.

AFSG Securities Corporation serves as principal underwriter for Separate Account VA BNY, Separate Account VA QNY, Separate Account VA WNY, TFLIC Separate Account VNY, Separate Account VA-2LNY, TFLIC Separate Account C, Separate Account VA-5NLNY, Separate Account VA-6NY, TFLIC Series Annuity Account and TFLIC Series Life Account. These accounts are separate accounts of Transamerica Financial Life Insurance Company.

AFSG Securities Corporation serves as principal underwriter for Peoples Benefit Life Insurance Company Separate Account I, Peoples Benefit Life Insurance Company Separate Account II and Peoples Benefit Life Insurance Company Separate Account V. These accounts are separate accounts of Peoples Benefit Life Insurance Company.

AFSG Securities Corporation serves as principal underwriter for Separate Account VA U, Separate Account VA V, WRL Series Life Account, WRL Series Life Corporate Account, WRL Series Annuity Account and WRL Series Annuity Account B. These accounts are separate accounts of Western Reserve Life Assurance Co. of Ohio.

AFSG Securities Corporation also serves as principal underwriter for Separate Account VA-2L, Separate Account VA-5, and Transamerica Occidental Life Separate Account VUL-3. These accounts are separate accounts of Transamerica Occidental Life Insurance Company.

AFSG Securities Corporation also serves as principal underwriter for AEGON/Transamerica Series Trust, Transamerica IDEX Mutual Funds and Transamerica Investors, Inc.

(b)	Directors and Officers of AFSG Securities Corporation:

Name	Principal Business Address	Position and Offices with Underwriter
Larry N. Norman	(1)	Director and President
Lisa Wachendorf	(1)	Vice President and Chief Compliance Officer
Frank A. Camp	(1)	Secretary
Darin D. Smith	(1)	Vice President and Assistant Secretary
Linda Gilmer	(1)	Financial and Operations Principal, Treasurer, and Controller
Teresa L. Stolba	(1)	Assistant Compliance Officer
John K. Carter	(2)	Vice President
Kyle A. Kellan	(2)	Vice President
Priscilla I. Hechler	(2)	Assistant Secretary and Assistant Vice President
Clifton W. Flenniken, III	(3)	Assistant Treasurer
Carol A. Sterlacci	(2)	Assistant Controller and Treasurer
Michael C. Massrock	(2)	Vice President
Paula G. Nelson	(5)	Director
Phillip S. Eckman	(5)	Director

(1)	4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001
(2)	570 Carillon Parkway, St. Petersburg, FL 33716-1202
(3)	111 North Charles Street, Baltimore, MD 21201
(4)	400 West Market Street, Louisville, KY 40202
(5)	600 South Highway 169, Suite 1800, Minneapolis, MN 55426

(c)	Compensation to Principal Underwriter:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions(1)	Compensation on Redemption	Brokerage Commissions	Compensation
AFSG Securities Corporation	$7,737,063.00	0	0	0

(1)	Fiscal Year 2005

Item 30.    Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Manager Regulatory Filing Unit Transamerica Life Insurance Company at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499.

Item 31.    Management Services.

All management policies are discussed in Part A or Part B.

Item 32.    Undertakings

(a)  Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Policy may be accepted.

(b)  Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

(c)  Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Transamerica at the address or phone number listed in the Prospectus.

(d)  Transamerica Life Insurance Company hereby represents that the fees and charges deducted under the policies, in the Aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica Life Insurance Company.

Section 403(b) Representations

Transamerica represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

Statement Pursuant to Rule 6c-7: Texas Optional Retirement Program

Transamerica and the Mutual Fund Account rely on 17 C.F.R. Sec. 270.6c-7, and represent that the provisions of that Rule have been or will be complied with.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 25 day of April, 2006.

SEPARATE ACCOUNT VA B

TRANSAMERICA LIFE INSURANCE COMPANY
Depositor

*
Larry N. Norman
President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the duties indicated.

Signatures	Title	Date
* Ronald L. Ziegler	Director and Vice President	, 2006

/s/ Craig D. Vermie Craig D. Vermie	Director, Secretary, Senior Vice President, and General Cousel	April 25, 2006

* Larry N. Norman	Director, President, Chairman of the Board (Principal Executive Officer)	, 2006

* Arthur C. Schneider	Director, Chief Tax Officer, and Senior Vice President	, 2006

* Robert J. Kontz	Vice President and Corporate Controller	, 2006

* Brenda K. Clancy	Director, Executive Vice President, and Chief Operations Officer	, 2006

* James A. Beardsworth	Treasurer and Senior Vice President	, 2006

*	By Craig D. Vermie, Attorney-in-Fact

Registration No.

33-56908

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

EXHIBITS

TO

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

FOR

SEPARATE ACCOUNT VA B

EXHIBIT INDEX

Exhibit No.	Description of Exhibit	Page No.*
(8)(n)	Amended and Restated Participation Agreement among Fidelity Distributors Corporation and Transamerica Life Insurance Company

(9)(a)	Opinion and Consent of Counsel

(9)(b)	Consent of Counsel

(10)(a)	Consent of Independent Registered Public Accounting Firm

(10)(b)	Opinion and Consent of Actuary

(13)	Performance Data Calculations

*	Page numbers included only in manually executed original.